UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number       811-05059
                                                    ----------------------------

                                 HighMark Funds
              ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
              ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
              ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code:   1-800-582-4734
                                                          -----------------

                     Date of fiscal year end:  July 31, 2012
                                             ---------------

                   Date of reporting period:   January 31, 2012
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                JANUARY 31, 2012
--------------------------------------------------------------------------------

HIGHMARK
   The smarter approach to investing.

EQUITY
ASSET ALLOCATION
FIXED-INCOME

SEMI-ANNUAL
------------------
            REPORT

[HIGHMARK FUNDS LOGO OMITTED](R)

                                                            TABLE OF CONTENTS

management's discussion of fund performance
      balanced fund ......................................................     2
      cognitive value fund ...............................................     4
      enhanced growth fund ...............................................     6
      equity income fund .................................................     8
      geneva mid cap growth fund .........................................    10
      geneva small cap growth fund .......................................    12
      international opportunities fund ...................................    14
      large cap core equity fund .........................................    16
         (formerly core equity fund)
      large cap growth fund ..............................................    18
      large cap value fund ...............................................    20
      nyse arca tech 100 index fund ......................................    22
      small cap core fund ................................................    24
         (formerly small cap advantage fund)
      value momentum fund ................................................    26
      tactical capital growth allocation fund ............................    28
         (formerly capital growth allocation fund)
      tactical growth & income allocation fund ...........................    30
         (formerly growth & income allocation fund)
      bond fund ..........................................................    32
      california intermediate tax-free bond fund .........................    34
      national intermediate tax-free bond fund ...........................    36
      short term bond fund ...............................................    38
      wisconsin tax-exempt fund ..........................................    40
disclosure of fund expenses ..............................................    42
schedules of investments .................................................    45
statements of assets and liabilities .....................................   112
statements of operations .................................................   124
statements of changes in net assets ......................................   130
financial highlights .....................................................   146
notes to financial statements ............................................   157
fund information .........................................................   170
service providers & board of trustees ....................................   176

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, LLC serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                     TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
PRAXAIR                                              3.6%

APPLE                                                3.3

EXXONMOBIL                                           3.1

DANAHER                                              2.8

WELLS FARGO                                          2.7

ECOLAB                                               2.2

ORACLE                                               2.1

US BANCORP                                           2.0

OCCIDENTAL PETROLEUM                                 2.0

COCA-COLA                                            1.9

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INFORMATION TECHNOLOGY                              12.0%

FINANCIALS                                          10.7

ENERGY                                              10.4

INDUSTRIAL                                           9.7

CONSUMER STAPLES                                     9.5

CONSUMER DISCRETIONARY                               9.4

HEALTH CARE                                          8.6

MATERIALS                                            7.2

REPURCHASE AGREEMENT                                 7.1

U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                       4.1

MORTGAGE-BACKED SECURITIES                           3.8

TELECOMMUNICATION SERVICES                           2.7

ASSET-BACKED SECURITIES                              1.7

MUNICIPAL BONDS                                      1.4

UTILITIES                                            1.4

FOREIGN GOVERNMENT                                   0.3

*     EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Balanced Fund (the "Fund") produced a total return of 2.59% (Class A Shares without load). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 2.71%, 4.25% and 3.61%, respectively, for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The sectors that contributed most to the Fund's equity performance were materials, industrials and financials. The sectors that detracted most from the Fund's performance were technology and health care.

Wells Fargo, filtration maker Donaldson Company, industrial supply company WW Grainger, Sally Beauty and PetSmart were top contributors to the Fund's performance. Health care company Davita and Internet technology company Riverbed were also two of the Fund's largest performance detractors.

Unfortunately, the Fund was not able to overcome the above-mentioned drags on performance, and the Fund's equity portion underperformed its benchmark for the reporting period.

Early in the reporting period, bond yields in Italy and Spain reached new post-euro highs above 7%, and the yield premium relative to Germany also reached record levels. The European Central Bank began buying the sovereign debt of its member countries, particularly Italy and Spain, in an attempt to decrease yields and support financial markets. Corporate spreads widened, and a stock sell-off ensued as a result. In December, the European Central Bank announced three-year term funding for European banks, which once again led to a narrowing of spreads and a stock market rally.

This volatility resulted in a flight to quality and significant outperformance relative to shorter duration issues of both the 10-year and 30-year Treasury bonds. The Fund's fixed income portion was overweight to corporate bonds, which lagged Treasuries by 2.64%, as well as overweight to asset-backed securities.

The Fund's defensive nature and the shorter duration of its holdings detracted from the Fund's performance, and the Fund's fixed income portion underperformed its benchmark for the reporting period.

2 HIGHMARK(R) FUNDS

HIGHMARK  BALANCED  FUND
INVESTMENT  OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME; CONSERVATION OF CAPITAL IS A SECONDARY CONSIDERATION.

[PHOTO OMITTED]

PORTFOLIO
MANAGER
DAVID GOERZ (1)
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO
MANAGER
KEN WEMER (1)
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO
MANAGER
JACK MONTGOMERY (1)
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark      60/40 Hybrid                                Morningstar
           Balanced         of the                Barclays Capital    Moderate
         Fund, Class A     following    S&P 500    U.S. Aggregate    Allocation
            Shares        two indices:  Index++     Bond Index++      Category
Jul-01      $ 9,450         $10,000     $10,000        $10,000         $10,000
Jul-02      $ 8,083         $ 8,810     $ 7,637        $10,753         $ 8,795
Jul-03      $ 8,660         $ 9,613     $ 8,450        $11,336         $ 9,464
Jul-04      $ 9,324         $10,565     $ 9,562        $11,884         $10,321
Jul-05      $10,170         $11,660     $10,906        $12,454         $11,571
Jul-06      $10,527         $12,109     $11,493        $12,636         $12,141
Jul-07      $11,699         $13,550     $13,346        $13,338         $13,633
Jul-08      $10,916         $12,967     $11,866        $14,158         $12,793
Jul-09      $ 9,993         $11,807     $ 9,498        $15,270         $11,286
Jul-10      $11,216         $13,250     $10,812        $16,630         $12,628
Jul-11      $12,618         $15,053     $12,937        $17,369         $14,384
Jan-12      $12,945         $15,597     $13,287        $18,107         $14,430

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                      SIX MONTH   ONE YEAR      3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                                       RETURN       RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        2.74%       3.56%       15.63%        2.65%        3.79%      1.54%     0.99%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                          2.59%       3.31%       15.35%        2.40%        3.54%      1.79%     1.24%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 -3.06%      -2.40%       13.19%        1.25%        2.95%      1.79%     1.24%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares                          2.25%       2.61%       14.61%        1.79%        2.90%      2.29%     1.84%
--------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                -2.75%      -2.39%       13.85%        1.43%        2.90%      2.29%     1.84%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                          2.31%       2.70%       14.65%        1.79%        2.89%      2.29%     1.84%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                1.31%       1.70%       14.65%        1.79%        2.89%      2.29%     1.84%
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                           2.71%       4.22%       19.24%        0.33%        3.52%        --        --
--------------------------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate
Bond Index                              4.25%       8.66%        7.40%        6.70%        5.78%        --        --
--------------------------------------------------------------------------------------------------------------------------
Blend of 60% S&P 500 Index and
40% Barclays Capital U.S. Aggregate
Bond Index                              3.61%       6.31%       14.82%        3.28%        4.77%        --        --
--------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer manages the equity portion of the Fund's portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

                                                             HIGHMARK(R) FUNDS 3

                       TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                          PORTFOLIO
NACCO INDUSTRIES, CL A                               1.0%

CENTENE                                              1.0

UNISOURCE ENERGY                                     1.0

STONE ENERGY                                         0.9

1ST SOURCE                                           0.9

MTS SYSTEMS                                          0.9

PS BUSINESS PARKS REIT                               0.9

BARRETT BUSINESS SERVICES                            0.9

ASSURED GUARANTY                                     0.9

MISSION WEST PROPERTIES REIT                         0.9

                        FUND SECTORS

                                                    % OF
SECTOR                                            PORTFOLIO
FINANCIALS                                          23.9%

INDUSTRIAL                                          18.8

CONSUMER DISCRETIONARY                              13.1

INFORMATION TECHNOLOGY                              13.0

HEALTH CARE                                          6.5

MATERIALS                                            6.4

ENERGY                                               5.7

CONSUMER STAPLES                                     4.0

UTILITIES                                            4.0

REGISTERED INVESTMENT
   COMPANIES                                         3.1

REPURCHASE AGREEMENT                                 1.1

TELECOMMUNICATION SERVICES                           0.4

*     EXCLUDES SHORT-TERM SECURITIES.

COGNITIVE
VALUE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Cognitive Value Fund (the "Fund") produced a total return of 1.87% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index (the "Index"), returned 5.28% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund uses a Behavioral Ranking Model (BRM) (a composite of the Fund's factor signals) to help it make stock selection decisions. The BRM continued to have good results for the six-month period. Five of the six components added value with the Hype and Earnings Sustainability factors doing the best, while the Analyst Expectation Bias factor performing the least well.

The Fund's good BRM results translated into relative outperformance versus the average small cap value mutual fund competitor in the Morningstar Small Value universe, though by less than the Fund's managers would have hoped (2.10% for the Fund, 0.61% for the average competitor). This was due to the fact that during some months, other factors, unmeasured by the BRM and in some cases quantitatively unmeasureable, significantly contributed to the performance of competitors.

Although the Fund outperformed the average mutual fund competitor, the S&P Small Cap 600/Citigroup Value Index performed even better. The primary cause of the Index's outperformance was its greater weights in economic sectors with above average performance, and its lesser weights in sectors that underperformed. For example, the Index held less in Energy and Healthcare, the two worst performing sectors, and more in Financials and Utilities, the best performing sectors for the six-month period.

The Fund's management attempts to neutralize economic sector and sub-sector weights and focuses on differentiating among stocks within each sector. The Fund neutralizes its sector weights relative to the average of its competitors, but not to the Index. While this keeps the Fund largely in line with competitors' economic exposures, it can result in periods of substantial return deviation from the Index, depending upon how closely the competitors' and the Index's sector weights align.

The Fund remained underweighted to micro-cap stocks, holding 16% versus its historical norm of 25%, which contributed to performance since micro-cap stocks underperformed small cap stocks within the portfolio by -1.27% for the period. Nevertheless, Fund management's outlook for micro-cap stocks remained positive, and the portfolio managers continued to explore the possibility of adjusting the Fund's micro-cap exposure.

4 HIGHMARK(R) FUNDS

HIGHMARK  COGNITIVE VALUE FUND
INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO
MANAGER
THOMAS MUDGE
BAILARD, INC.

[PHOTO OMITTED]

PORTFOLIO
MANAGER
GEORGE Y. SOKOLOFF
BAILARD,  INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark
              Cognitive       S&P SmallCap      Morningstar
             Value Fund,      600/Citigroup     Small Value
           Class A Shares     Value Index++      Category
Jul-01         $ 9,446           $10,000          $10,000
Jul-02         $ 8,895           $ 9,115          $ 8,770
Jul-03         $ 9,674           $10,518          $ 9,955
Jul-04         $11,426           $12,763          $10,849
Jul-05         $14,092           $16,063          $12,094
Jul-06         $15,179           $17,174          $12,545
Jul-07         $16,929           $19,401          $13,960
Jul-08         $15,030           $17,241          $12,320
Jul-09         $11,668           $14,064          $10,138
Jul-10         $13,955           $16,639          $12,293
Jul-11         $17,311           $19,958          $14,766
Jan-12         $17,634           $21,012          $14,868

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                      SIX MONTH   ONE YEAR      3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                                       RETURN       RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        2.09%       6.25%       22.52%        0.92%       6.27%+      1.34%     1.23%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares                          1.87%       5.92%       22.11%        0.58%       5.94%+      1.59%     1.48%
--------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 -3.73%       0.13%       19.83%       -0.55%       5.34%+      1.59%     1.48%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares                          1.61%       5.27%       21.37%       -0.04%       5.34%+      2.09%     2.08%
--------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                 0.61%       4.27%       21.37%       -0.04%       5.34%+      2.09%     2.08%
--------------------------------------------------------------------------------------------------------------------------
Class M Shares                          2.11%       6.36%       22.61%        0.97%       6.40%       1.09%     1.08%
--------------------------------------------------------------------------------------------------------------------------
S&P Small Cap 600/Citigroup
Value Index                             5.28%       6.43%       23.79%        1.23%       7.16%         --        --
--------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.
                                                             HIGHMARK(R) FUNDS 5

                      TOP TEN HOLDINGS

                                                     % OF
COMPANY*                                           PORTFOLIO
APPLE                                                 9.0%

MICROSOFT                                             4.1

GOOGLE, CL A                                          3.4

INTERNATIONAL BUSINESS MACHINES                       3.2

INTEL                                                 2.6

QUALCOMM                                              2.6

ORACLE                                                2.4

CISCO SYSTEMS                                         2.0

COGNIZANT TECHNOLOGY SOLUTIONS, CL A                  1.7

ACCENTURE, CL A                                       1.6

                      FUND SECTORS

                                                     % OF
SECTOR                                             PORTFOLIO
INFORMATION TECHNOLOGY                               85.9%

HEALTH CARE                                           7.5

CONSUMER DISCRETIONARY                                3.8

REPURCHASE AGREEMENT                                  1.3

TELECOMMUNICATION SERVICES                            0.8

REGISTERED INVESTMENT COMPANY                         0.7

*     EXCLUDES SHORT-TERM SECURITIES.

ENHANCED
GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Enhanced Growth Fund (the "Fund") produced a total return of 3.01% (Class A Shares without load). In comparison, the Fund's benchmarks, the NASDAQ 100 Index and the S&P North American Technology Sector Index, returned 5.02% and 3.89% respectively for the same period.

FACTORS AFFECTING PERFORMANCE

The six-month reporting period was an extremely volatile time for the global equity markets. After a relatively good start to 2011, the mood in the market changed in August 2011. As the risks of global economies falling back into a recession started to rise, investors began to shun all risky assets, selling equities across the globe. The sell-off started in July but gained tremendous momentum in August. Markets began to stabilize and then moved dramatically higher in the month of October, only to falter once again in the month of November. After a relatively stable December, the month of January saw equity indices move higher once again. All of this resulted in a modest positive return for the Fund and its benchmarks.

During the reporting period, the Fund focused on certain sub-sectors, particularly in the information technology sector. The Fund also invested in the healthcare sector, particularly in biotech, medical devices and pharmaceutical companies. In addition, the Fund held small positions in the consumer discretionary, industrials and telecommunication sectors.

Positive contributors to the Fund's overall return during this period were stocks in the following sectors and sub-sectors: biotechnology, communications equipment, computer hardware, electronic manufacturing services, semiconductor equipment and semiconductors. Among the negative contributors were the Fund's exposure to the consumer discretionary sector, particularly, the retail internet, electronic equipment, electronic component, home entertainment software, internet software and services and telecommunications sub-sectors.

6 HIGHMARK(R) FUNDS

HIGHMARK ENHANCED GROWTH FUND
INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX, THE S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX AND THE MORNINGSTAR SPECIALTY-TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark                      Morningstar      S&P North
              Enhanced                      Specialty -      American
            Growth Fund,      NASDAQ 100     Technology     Technology
           Class A Shares+     Index++      Category      Sector Index++
Jul-01         $ 9,450          $10,000       $10,000         $10,000
Jul-02         $ 5,540          $ 5,413       $ 6,185         $ 5,575
Jul-03         $ 7,208          $ 7,196       $ 7,020         $ 7,123
Jul-04         $ 7,832          $ 7,910       $ 7,651         $ 7,775
Jul-05         $ 8,832          $ 9,100       $ 8,530         $ 8,679
Jul-06         $ 8,042          $ 8,595       $ 8,298         $ 8,122
Jul-07         $10,161          $11,053       $10,576         $10,695
Jul-08         $ 9,163          $10,579       $ 9,468         $ 9,954
Jul-09         $ 7,953          $ 9,173       $ 8,391         $ 8,901
Jul-10         $ 9,043          $10,735       $ 9,755         $10,168
Jul-11         $10,972          $13,717       $11,974         $12,229
Jan-12         $11,303          $14,405       $11,879         $12,706

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------
                                                       ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                 SIX MONTH  ONE YEAR     3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                                   RETURN    RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    3.22%     1.94%      25.48%       4.19%+       3.01%+      1.34%     1.21%
----------------------------------------------------------------------------------------------------------------
Class A Shares                      3.01%     1.53%      25.01%       3.79%        2.62%+      1.59%     1.46%
----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -2.67%    -4.07%      22.66%       2.62%        2.04%+      1.59%     1.46%
----------------------------------------------------------------------------------------------------------------
Class C Shares                      2.72%     0.92%      24.24%       3.17%        2.07%+      2.09%     2.06%
----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**             1.72%    -0.08%      24.24%       3.17%        2.07%+      2.09%     2.06%
----------------------------------------------------------------------------------------------------------------
Class M Shares                      3.21%     1.94%      25.45%       4.21%        3.08%       1.09%     1.06%
----------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                    5.02%     9.18%      28.91%       7.34%         N/A          --        --
----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on September 26, 2007. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 7

                      TOP TEN HOLDINGS

                                                     % OF
COMPANY*                                           PORTFOLIO
EXXONMOBIL                                            3.8%

INTERNATIONAL BUSINESS MACHINES                       3.3

CHEVRON                                               3.0

VERIZON COMMUNICATIONS                                2.8

BRISTOL-MYERS SQUIBB                                  2.6

JOHNSON & JOHNSON                                     2.5

PFIZER                                                2.3

GENERAL ELECTRIC                                      2.3

U.S. BANCORP                                          2.3

MERCK                                                 2.1

                      FUND SECTORS

                                                     % OF
SECTOR                                             PORTFOLIO
FINANCIALS                                           23.9%

INDUSTRIAL                                           15.4

ENERGY                                               12.8

HEALTH CARE                                          11.1

UTILITIES                                             8.4

INFORMATION TECHNOLOGY                                7.9

TELECOMMUNICATION SERVICES                            5.9

CONSUMER DISCRETIONARY                                5.6

CONSUMER STAPLES                                      4.9

MATERIALS                                             2.9

REGISTERED INVESTMENT COMPANY                         1.2

*     EXCLUDES SHORT-TERM SECURITIES.

EQUITY INCOME FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Equity Income Fund (the "Fund") produced a total return of 4.83% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 1.74% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The Fund's underweight to the financials sector relative to its benchmark proved positive for its performance during the reporting period, as did an overweight to the energy and industrials sectors. An underweight to the information technology and consumer discretionary sectors was also beneficial to performance.

The Fund's underweight to the consumer staples sector detracted from performance, as did an underweight to the utilities and materials sectors.

Specific stocks that contributed to performance were WW Grainger Inc., Bristol Myers Squibb and Home Depot. Specific stocks that detracted from performance include Eastman Chemical, Pengrowth Energy and Intel Corp.

Despite the above-mentioned drags on performance, the Fund outperformed its benchmark for the reporting period.

8 HIGHMARK(R) FUNDS

HIGHMARK EQUITY INCOME FUND
INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC

[PHOTO OMITTED]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                 HighMark
                              Equity Income    Russell 1000
                               Fund Class A    Value Index++   Morningstar Large Value Category
3/31/2005                        $ 9,450          $10,000                  $10,000
   Jul-05                        $ 9,943          $10,497                  $10,449
   Jul-06                        $10,421          $11,713                  $11,312
   Jul-07                        $11,810          $13,291                  $12,935
   Jul-08                        $10,062          $11,277                  $10,976
   Jul-09                        $ 7,833          $ 8,690                  $ 8,764
   Jul-10                        $ 9,091          $10,028                  $ 9,881
   Jul-11                        $10,908          $11,708                  $11,514
   Jan-12                        $11,434          $11,912                  $11,646

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------
                                                       ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                 SIX MONTH  ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                                   RETURN    RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    4.95%     7.62%      19.20%+      -0.68%+       2.86%+     1.75%     0.90%
----------------------------------------------------------------------------------------------------------------
Class A Shares                      4.83%     7.36%      19.11%       -0.72%        2.82%      2.00%     1.15%
----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -0.90%     1.45%      16.87%       -1.83%        1.98%      2.00%     1.15%
----------------------------------------------------------------------------------------------------------------
Class B Shares                      4.48%     6.64%      18.40%       -1.38%        2.10%      2.50%     1.75%
----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**            -0.52%     1.64%      17.69%       -1.72%        2.10%      2.50%     1.75%
----------------------------------------------------------------------------------------------------------------
Class C Shares                      4.42%     6.63%      18.38%       -1.39%        2.26%      2.50%     1.75%
----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**             3.42%     5.63%      18.38%       -1.39%        2.26%      2.50%     1.75%
----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index            1.74%     1.88%      17.63%       -2.16%        2.60%        --        --
----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 9

                      TOP TEN HOLDINGS

COMPANY*                                             % OF
                                                   PORTFOLIO
TRACTOR SUPPLY                                        2.9%

PANERA BREAD, CL A                                    2.9

O'REILLY AUTOMOTIVE                                   2.9

ROPER INDUSTRIES                                      2.6

COGNIZANT TECHNOLOGY SOLUTIONS, CL A                  2.6

DICK'S SPORTING GOODS                                 2.5

INTUIT                                                2.5

FASTENAL                                              2.5

CERNER                                                2.4

LKQ                                                   2.4

                      FUND SECTORS

SECTOR                                               % OF
                                                   PORTFOLIO
INFORMATION TECHNOLOGY                               23.2%

CONSUMER DISCRETIONARY                               20.7

INDUSTRIAL                                           20.3

HEALTH CARE                                          12.2

ENERGY                                                9.9

FINANCIALS                                            5.8

CONSUMER STAPLES                                      3.7

REGISTERED INVESTMENT COMPANY                         2.7

MATERIALS                                             1.5

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA MID CAP
GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Geneva Mid Cap Growth Fund (the "Fund") produced a total return of 4.77% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Mid Cap Growth index, returned 0.00% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

From a sector standpoint, the Fund's overweight to the consumer discretionary sector positively impacted performance, as did the Fund's overweight to the industrials and energy sectors.

Stock selection in the consumer discretionary sector was especially positive for the Fund's performance, with O'Reilly Automotive and Panera Bread performing well. Fastenal, a distributor of industrial and construction supplies, performed well in the industrials sector, as did Intuit in the information technology sector.

The health care sector, in particular, performed poorly during the reporting period, due mainly to the relative outperformance of the biotechnology sector. As the two sectors are often inversely correlated, the Fund's position in Illumina Inc., a health care company, detracted from performance. Urban Outfitters also detracted from the Fund's performance in the retail sector.

However, the Fund was able to overcome these factors and outperformed its benchmark for the reporting period.

10 HIGHMARK(R) FUNDS

HIGHMARK GENEVA
MID CAP GROWTH FUND
INVESTMENT OBJECTIVE

HIGHMARK GENEVA MID CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA MID CAP GROWTH FUND VERSUS THE RUSSELL MIDCAP GROWTH INDEX AND MORNINGSTAR MIDCAP GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Geneva Mid-                        Morningstar Mid-
                               Cap Growth      Russell Mid-Cap       Cap Growth
                          Fund Class A Shares    Growth Index++       Category
Jul-01                           $ 9,450            $10,000            $10,000
Jul-02                           $ 8,254            $ 7,132            $ 7,177
Jul-03                           $ 9,096            $ 8,783            $ 8,299
Jul-04                           $10,527            $10,082            $ 9,186
Jul-05                           $13,139            $12,668            $11,243
Jul-06                           $13,470            $13,046            $11,510
Jul-07                           $15,326            $15,837            $13,988
Jul-08                           $15,132            $14,583            $12,878
Jul-09                           $12,573            $11,394            $ 9,943
Jul-10                           $14,989            $13,692            $11,751
Jul-11                           $19,009            $17,661            $14,886
Jan-12                           $19,916            $17,661            $14,601

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------
                                                       ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                 SIX MONTH  ONE YEAR     3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                                   RETURN    RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    4.92%     8.14%      26.28%+      6.48%+       7.64%+      1.29%     1.13%
----------------------------------------------------------------------------------------------------------------
Class A Shares                      4.77%     7.81%      25.96%       6.32%        7.56%       1.54%     1.38%
----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -0.98%     1.90%      23.62%       5.12%        6.96%       1.54%     1.38%
----------------------------------------------------------------------------------------------------------------
Class B Shares                      4.41%     7.15%      25.18%       5.61%        6.81%       2.04%     1.98%
----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**            -0.59%     2.15%      24.53%       5.29%        6.81%       2.04%     1.98%
----------------------------------------------------------------------------------------------------------------
Class C Shares                      4.41%     7.17%      25.19%       5.59%        6.80%       2.04%     1.98%
----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***            3.41%     6.17%      25.19%       5.59%        6.80%       2.04%     1.98%
----------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index         0.00%     3.42%      26.87%       3.14%        6.38%         --        --
----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on June 26, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 11

                      TOP TEN HOLDINGS

COMPANY*                                             % OF
                                                   PORTFOLIO
MONRO MUFFLER BRAKE                                   3.0%

GENESEE & WYOMING, CL A                               2.8

TYLER TECHNOLOGIES                                    2.8

ULTA SALON, COSMETICS & FRAGRANCE                     2.8

HIBBETT SPORTS                                        2.8

SXC HEALTH SOLUTIONS                                  2.7

ULTIMATE SOFTWARE GROUP                               2.4

HMS HOLDINGS                                          2.4

TEXAS CAPITAL BANCSHARES                              2.3

RBC BEARINGS                                          2.3

                      FUND SECTORS

SECTOR                                               % OF
                                                   PORTFOLIO
INFORMATION TECHNOLOGY                               22.7%

INDUSTRIAL                                           20.4

HEALTH CARE                                          19.1

CONSUMER DISCRETIONARY                               18.0

ENERGY                                                8.3

FINANCIALS                                            4.9

MATERIALS                                             3.2

CONSUMER STAPLES                                      1.7

REGISTERED INVESTMENT COMPANY                         1.7

* EXCLUDES SHORT-TERM SECURITIES.

GENEVA SMALL CAP
GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 2.42% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned 0.02% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

From a sector standpoint, the Fund's overweight position relative to its benchmark in the consumer discretionary and industrials sectors contributed to performance.

LKQ Used Auto Parts in the consumer discretionary sector positively impacted performance, as did Donaldson in the industrials sector.

The Fund's overweight to the health care sector, in particular, performed poorly during the reporting period, due mainly to the relative outperformance of the biotechnology sector, as the two sectors are often inversely correlated. The consumer staples sector also negatively impacted performance.

The stock price of Diamond Foods, one of the Fund's positions, dropped significantly due to concerns over management and reporting issues, thereby detracting from the Fund's performance.

Despite this slight drag on performance, the Fund outperformed its benchmark for the reporting period.

12 HIGHMARK(R) FUNDS

HIGHMARK GENEVA SMALL CAP
GROWTH FUND INVESTMENT
OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              HighMark Geneva
                                Small Cap
                               Growth Fund       Russell 2000   Morningstar Small
                              Class A Shares    Growth Index++    Growth Category
Jun-09                              $ 9,450         $10,000          $10,000
Jul-09                              $ 9,781         $10,483          $10,491
Aug-09                              $ 9,771         $10,586          $10,665
Sep-09                              $10,338         $11,281          $11,381
Oct-09                              $ 9,941         $10,497          $10,709
Nov-09                              $10,224         $10,822          $11,071
Dec-09                              $10,829         $11,748          $11,938
Jan-10                              $10,305         $11,223          $11,413
Jul-10                              $11,524         $12,236          $12,281
Jan-11                              $14,509         $15,081          $15,240
Jul-11                              $15,085         $15,823          $15,906
Jan-12                              $15,450         $15,826          $15,607

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------
                                                        ANNUALIZED    GROSS       NET
                                 SIX MONTH   ONE YEAR      SINCE     EXPENSE    EXPENSE
                                  RETURN      RETURN    INCEPTION+    RATIO++    RATIO++
-----------------------------------------------------------------------------------------
Fiduciary Shares                   2.57%       6.81%      20.80%       2.01%      1.38%
-----------------------------------------------------------------------------------------
Class A Shares                     2.42%       6.49%      20.48%       2.26%      1.63%
-----------------------------------------------------------------------------------------
Class A Shares w/load*            -3.22%       0.63%      17.94%       2.26%      1.63%
-----------------------------------------------------------------------------------------
Class C Shares                     2.12%       5.87%      19.80%       2.76%      2.23%
-----------------------------------------------------------------------------------------
Class C Shares w/load**            1.13%       4.87%      19.80%       2.76%      2.23%
-----------------------------------------------------------------------------------------
Russell 2000 Growth Index          0.02%       4.94%      19.04%         --         --
-----------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 +    Commenced investment operations on June 12, 2009.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 13

                      TOP TEN HOLDINGS+

COMPANY*                                              % OF
                                                    PORTFOLIO
SAMSUNG ELECTRONICS                                    1.2%

PETROFAC                                               1.0

STATOIL                                                1.0

UNILEVER                                               1.0

BP                                                     0.9

ASTRAZENECA                                            0.9

ROYAL DUTCH SHELL, CL B                                0.9

NESTLE                                                 0.8

BANCO DO BRASIL                                        0.8

BAYERISCHE MOTOREN WERKE                               0.8

                        FUND SECTORS+

SECTOR                                                % OF
                                                    PORTFOLIO
FINANCIALS                                            21.7%

INDUSTRIAL                                            12.0

ENERGY                                                12.0

MATERIALS                                             10.9

CONSUMER DISCRETIONARY                                10.6

CONSUMER STAPLES                                      10.5

HEALTH CARE                                            6.5

TELECOMMUNICATION SERVICES                             5.8

INFORMATION TECHNOLOGY                                 5.0

UTILITIES                                              3.4

REPURCHASE AGREEMENTS                                  1.6

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark International Opportunities Fund (the "Fund") produced a total return of -13.43% (Class A Shares without load). In comparison, the Fund's benchmarks, the unmanaged MSCI All-Country World ex-U.S. Index (gross) ("ACWI ex-U.S.") and the unmanaged MSCI EAFE Index (net) ("EAFE"), returned -9.88% and -10.32% respectively for the same period.

FACTORS AFFECTING PERFORMANCE

A turbulent six months for global equity markets started off on the wrong foot with Standard and Poor's downgrade of U.S. government debt. Selling pressure intensified through September as concern over Europe's sovereign debts - and a possible Greek default - returned to the forefront. The market's tone then improved with a relief rally in October and, more recently, strength in the early part of 2012 on the back of the European Central Bank's change in leadership and initiation of its Long-Term Refinancing Operation. With only a few exceptions, global equity markets ended the six-month period with losses (as measured by each country or geographic region's respective MSCI index given in U.S. dollar terms, net dividends). Most foreign currencies weakened against the U.S. dollar as capital fled Europe and sought a safe harbor in U.S. treasuries.

The dispersion of country returns within developed markets was again (as in the prior year) influenced by perceived sovereign risk. At the top end (falling less than 5%) were the U.K. and Australia. Ireland also achieved a positive return (up 4%) as it was rewarded for austerity efforts. At the bottom end were Portugal, Italy, Greece, and Spain, with returns in the -15% to -50% range. In addition, Austria, France, and Germany had weak performance as investors began to worry that Germany would end up bearing a heavy financial burden in any resolution of Europe's debt problem. Eastern Europe, facing banking and contagion risk from the west, was well represented among the emerging markets' bottom performers. Collectively, the emerging markets outperformed EAFE by a slim margin.

The Fund underperformed its benchmarks over the six-month period, with country allocation accounting for about one-fourth of the shortfall and stock selection the other three-fourths. The most beneficial country decision was a return to an overweight exposure in Brazil following September's selloff; working against this and other small wins were overweight positions in Germany and Poland. With global volatility rising from a below-average to an above-average level, the country selection models paid less attention to a market's momentum and more to valuation and risk characteristics.

Stock selection factors had an extremely difficult time handling the sharp downturn that occurred in August and September. While earnings quality and price momentum held steady, neither hurting nor helping mightily, value factors adversely affected performance. Perceived value represented a trap to the investor rather than an opportunity; in addition, smaller capitalization, higher volatility and pro-cyclical names were punished severely. Since the stock selection process places a particular emphasis on value in Asian markets, this was the region - primarily in Hong Kong and Japan, but also China and Korea - where the impact on total Fund results was greatest.

14 HIGHMARK(R) FUNDS

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER
ANTHONY R. CRADDOCK
BAILARD, INC.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER
ERIC P. LEVE
BAILARD, INC.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER
PETER M. HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX GROSS, THE MSCI EAFE INDEX (NET) AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark             MSCI All
           International       Country World                       Morningstar
        Opportunities Fund        ex-U.S.         MSCI EAFE       Foreign Large
           Class A Shares     Index Gross++ ^   Index (net)++   Blend Category++
Jul-01       $ 9,450              $10,000          $10,000           $10,000
Jul-02       $ 8,019              $ 8,452          $ 8,308           $ 8,377
Jul-03       $ 8,838              $ 9,172          $ 8,831           $ 9,028
Jul-04       $10,910              $11,451          $11,044           $11,202
Jul-05       $13,770              $14,243          $13,369           $13,850
Jul-06       $17,569              $17,748          $16,579           $17,060
Jul-07       $22,665              $22,709          $20,544           $21,085
Jul-08       $20,330              $20,597          $18,039           $18,688
Jul-09       $15,091              $16,292          $13,962           $14,391
Jul-10       $16,304              $17,941          $14,837           $15,436
Jul-11       $19,573              $21,145          $17,384           $18,102
Jan-12       $16,945              $19,056          $15,573           $16,152

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

^     Index does not reflect deduction for taxes.

--------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE   EXPENSE
                                 RETURN     RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                -13.21%     -11.19%     13.47%       -3.23%        7.34%+     1.52%     1.27%
--------------------------------------------------------------------------------------------------------------
Class A Shares                  -13.43%     -11.41%     13.27%       -3.41%        7.09%+     1.77%     1.42%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*          -18.15%     -16.24%     11.15%       -4.49%        6.48%+     1.77%     1.42%
--------------------------------------------------------------------------------------------------------------
Class C Shares                  -13.66%     -11.98%     12.47%       -4.07%        6.44%+     2.27%     2.12%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**         -14.50%     -12.85%     12.47%       -4.07%        6.44%+     2.27%     2.12%
--------------------------------------------------------------------------------------------------------------
Class M Shares                  -13.14%     -11.12%     13.65%       -3.09%        7.48%      1.27%     1.12%
--------------------------------------------------------------------------------------------------------------
MSCI All Country World
ex-U.S. Index Gross              -9.88%      -8.34%     17.22%       -1.26%        7.93%        --        --
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

+ The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*     Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 15

                      TOP TEN HOLDINGS

COMPANY*                                              % OF
                                                    PORTFOLIO
APPLE                                                  6.0%

EXXONMOBIL                                             4.0

WELLS FARGO                                            2.7

COCA-COLA                                              2.7

GILEAD SCIENCES                                        2.6

PROCTER & GAMBLE                                       2.6

CHEVRON                                                2.6

GENERAL ELECTRIC                                       2.3

UNITED PARCEL SERVICE, CL B                            2.3

WESTERN DIGITAL                                        2.2

                        FUND SECTORS

SECTOR                                                % OF
                                                    PORTFOLIO
INFORMATION TECHNOLOGY                                20.4%

HEALTH CARE                                           13.0

FINANCIALS                                            11.7

ENERGY                                                11.5

INDUSTRIAL                                            11.4

CONSUMER STAPLES                                      11.1

CONSUMER DISCRETIONARY                                 9.1

MATERIALS                                              5.3

UTILITIES                                              4.0

TELECOMMUNICATIONS SERVICES                            1.3

REPURCHASE AGREEMENT                                   1.2

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP CORE EQUITY
FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Large Cap Core Equity Fund (the "Fund") produced a total return of 2.79% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 2.71% over the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by high volatility and a changing global economic environment. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. These fears began to subside late in the reporting period as European leaders took steps to control their currency crisis, and signs of organic economic growth in the United States, such as employment expansion and stability in the housing process, began to emerge. Markets accelerated as these trends emerged, and the high correlations and volatility experienced during the period subsided dramatically.

An underlying theme throughout the Fund's reporting period was the relative strength of the U.S. dollar, the effects of which rippled through financial markets causing domestically focused companies, including large caps, to perform well.

Most of the Fund's active sector weights, while slight, were beneficial during the period, most notably an overweight in the industrials sector and an underweight in the consumer discretionary and information technology sectors.

Specific stocks that contributed to performance include Apple, Home Depot and Gilead Sciences. Specific stocks that detracted from performance include the Commonwealth REIT, Nabors Industries and Thermo Fisher Scientific.

Despite these slight drags on performance, the Fund outperformed its benchmark for the reporting period.

16 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark Large Cap
              Core Equity Fund                      Morningstar Large
               Class A Shares     S&P 500 Index++     Value Category
Jul-01            $ 9,450             $10,000             $10,000
Jul-02            $ 7,139             $ 7,637             $ 8,086
Jul-03            $ 7,775             $ 8,450             $ 8,785
Jul-04            $ 8,511             $ 9,562             $10,134
Jul-05            $ 9,474             $10,910             $11,746
Jul-06            $10,341             $11,497             $12,717
Jul-07            $11,814             $13,352             $14,541
Jul-08            $10,107             $11,871             $12,338
Jul-09            $ 8,102             $ 9,502             $ 9,852
Jul-10            $ 9,259             $10,817             $11,108
Jul-11            $10,939             $12,943             $12,943
Jan-12            $11,244             $13,293             $13,092

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                             SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE   EXPENSE
                               RETURN     RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares                2.92%      3.73%      19.63%       -0.89%        2.71%      1.23%     0.97%
------------------------------------------------------------------------------------------------------------
Class A Shares                  2.79%      3.46%      19.29%       -1.17%        2.44%      1.48%     1.22%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         -2.83%     -2.21%      17.03%       -2.30%        1.86%      1.48%     1.22%
------------------------------------------------------------------------------------------------------------
Class B Shares                  2.35%      2.81%      18.58%       -1.78%        1.79%      1.98%     1.82%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**        -2.65%     -2.19%      17.87%       -2.15%        1.79%      1.98%     1.82%
------------------------------------------------------------------------------------------------------------
Class C Shares                  2.39%      2.78%      18.48%       -1.84%       1.94%+      1.98%     1.82%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***        1.39%      1.78%      18.48%       -1.84%       1.94%+      1.98%     1.82%
------------------------------------------------------------------------------------------------------------
S&P 500 Index                   2.71%      4.22%      19.24%        0.33%        3.52%        --        --
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 17

                       TOP TEN HOLDINGS

COMPANY*                                              % OF
                                                    PORTFOLIO
APPLE                                                 10.1%

PRAXAIR                                                4.6

COCA-COLA                                              4.5

ECOLAB                                                 4.0

QUALCOMM                                               3.4

ORACLE                                                 3.3

EMC                                                    3.1

EXXONMOBIL                                             3.0

ANHEUSER-BUSCH INBEV NV,
   SP ADR                                              3.0

DANAHER                                                3.0

                         FUND SECTORS

SECTOR                                                % OF
                                                    PORTFOLIO
INFORMATION TECHNOLOGY                                26.6%

CONSUMER STAPLES                                      14.1

INDUSTRIAL                                            12.9

CONSUMER DISCRETIONARY                                11.2

ENERGY                                                10.1

HEALTH CARE                                            9.7

MATERIALS                                              8.7

TELECOMMUNICATION SERVICES                             2.5

REGISTERED INVESTMENT COMPANY                          2.3

UTILITIES                                              1.9

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 1.38% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned 2.84% over the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The sectors that contributed most to the Fund's performance were materials, industrials and consumer discretionary. The sectors that detracted most from the Fund's performance were consumer staples and technology.

Cleaning product developer Ecolab, filtration maker Donaldson Company, industrial supply company WW Grainger, Sally Beauty and PetSmart were top contributors to the Fund's performance. The stock price of Diamond Foods, one of the Fund's positions, dropped significantly due to concerns over management and reporting issues, thereby detracting from the Fund's performance. Oracle and ACME Packet were also two of the Fund's largest performance detractors.

Unfortunately, the Fund was not able to overcome the above-mentioned drags on performance, and it underperformed its benchmark for the reporting period.

18 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES; CURRENT INCOME IS INCIDENTAL.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO
MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Large Cap
               Growth Fund        Russell 1000    Morningstar Large
              Class A Shares     Growth Index++    Growth Category
Jul-01           $ 9,450             $10,000           $10,000
Jul-02           $ 7,102             $ 7,125           $ 7,152
Jul-03           $ 7,848             $ 7,954           $ 7,958
Jul-04           $ 8,112             $ 8,631           $ 8,503
Jul-05           $ 9,317             $ 9,758           $ 9,766
Jul-06           $ 9,486             $ 9,684           $ 9,732
Jul-07           $10,827             $11,569           $11,485
Jul-08           $ 9,861             $10,841           $10,712
Jul-09           $ 8,558             $ 8,936           $ 8,569
Jul-10           $ 9,626             $10,156           $ 9,580
Jul-11           $11,375             $12,671           $11,792
Jan-12           $11,532             $13,031           $11,709

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE   EXPENSE
                              RETURN     RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares               1.53%      1.83%      18.84%        2.04%        2.96%      1.25%     1.03%
-----------------------------------------------------------------------------------------------------------
Class A Shares                 1.38%      1.58%      18.49%        1.77%        2.70%      1.50%     1.28%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*        -4.20%     -4.02%      16.30%        0.62%        2.12%      1.50%     1.28%
-----------------------------------------------------------------------------------------------------------
Class B Shares                 1.06%      0.95%      17.76%        1.19%        2.07%      2.00%     1.88%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**       -3.94%     -4.05%      17.04%        0.81%        2.07%      2.00%     1.88%
-----------------------------------------------------------------------------------------------------------
Class C Shares                 1.07%      0.96%      17.75%        1.16%        2.06%      2.00%     1.88%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***       0.07%     -0.04%      17.75%        1.16%        2.06%      2.00%     1.88%
-----------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index      2.84%      6.07%      22.31%        3.17%        3.38%        --        --
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillon, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 19

                       TOP TEN HOLDINGS

                                                      % OF
COMPANY*                                            PORTFOLIO
MICROSOFT                                              4.5%

BERKSHIRE HATHAWAY, CL B                               3.8

JPMORGAN CHASE                                         3.8

HEWLETT-PACKARD                                        3.7

BP PLC, SP ADR                                         3.6

PFIZER                                                 3.6

CITIGROUP                                              3.5

TEXAS INSTRUMENTS                                      3.4

CVS CAREMARK                                           3.1

CHEVRON                                                3.1

                         FUND SECTORS

                                                      % OF
SECTOR                                              PORTFOLIO
FINANCIALS                                            23.7%

INFORMATION TECHNOLOGY                                16.5

ENERGY                                                14.7

INDUSTRIAL                                            10.3

CONSUMER STAPLES                                       9.4

HEALTH CARE                                            9.3

CONSUMER DISCRETIONARY                                 6.5

MATERIALS                                              4.8

TELECOMMUNICATION SERVICES                             2.5

UTILITIES                                              1.5

REPURCHASE AGREEMENT                                   0.8

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Large Cap Value Fund (the "Fund") produced a total return of -2.43% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 1.74% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

From a sector perspective, the health care and information technology sectors positively impacted performance, while allocations to the financials and consumer discretionary sectors detracted from performance.

Health care firm Humana Inc. was a top performer and top contributor on a weighted basis to the Fund's performance. Pfizer and CVS Caremark were also top contributors.

Bank of America, Apache Corp., Consol Energy and Citigroup were top detractors from performance.

Unfortunately, the Fund was not able to overcome the abovementioned drags on performance, and it underperformed its benchmark for the reporting period.

20 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER

KEITH STRIBLING
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER

TODD LOWENSTEIN
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark Large
              Cap Value Fund,     Russell 1000     Morningstar Large
              Class A Shares      Value Index++      Value Category
Jul-01            $ 9,450            $10,000            $10,000
Jul-02            $ 7,130            $ 8,276            $ 8,102
Jul-03            $ 7,638            $ 9,165            $ 8,790
Jul-04            $ 9,165            $10,786            $10,134
Jul-05            $11,098            $12,838            $11,735
Jul-06            $12,267            $14,326            $12,698
Jul-07            $13,750            $16,258            $14,514
Jul-08            $11,572            $13,795            $12,334
Jul-09            $ 9,293            $10,630            $ 9,849
Jul-10            $10,307            $12,266            $11,104
Jul-11            $11,642            $14,322            $12,939
Jan-12            $11,359            $14,571            $13,087

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE   EXPENSE
                                 RETURN     RETURN      RETURN       RETURN       RETURN      RATIO++   RATIO++
---------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 -2.26%     -5.18%      12.03%       -3.65%       3.25%       1.19%     1.00%
---------------------------------------------------------------------------------------------------------------
Class A Shares                   -2.43%     -5.39%      11.73%       -3.91%       2.98%       1.44%     1.25%
---------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           -7.83%     -10.60%     9.66%        -4.99%       2.41%       1.44%     1.25%
---------------------------------------------------------------------------------------------------------------
Class B Shares                   -2.72%     -6.00%      11.07%       -4.49%       2.33%       1.94%     1.85%
---------------------------------------------------------------------------------------------------------------
Class B Shares w/load**          -7.57%     -10.69%     10.25%       -4.84%       2.33%       1.94%     1.85%
---------------------------------------------------------------------------------------------------------------
Class C Shares                   -2.70%     -5.98%      11.05%       -4.49%       2.35%       1.94%     1.85%
---------------------------------------------------------------------------------------------------------------
Class C Shares w/load***         -3.67%     -6.92%      11.05%       -4.49%       2.35%       1.94%     1.85%
---------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index         1.74%       1.88%      17.63%       -2.16%       4.36%         --         --
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*     Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 21

                       TOP TEN HOLDINGS

COMPANY*                                              % OF
                                                    PORTFOLIO
APPLE                                                 10.8%

INTERNATIONAL BUSINESS MACHINES                        4.6

GOODRICH                                               3.0

F5 NETWORKS                                            2.8

BIOGEN IDEC                                            2.8

SALESFORCE.COM                                         2.8

VMWARE, CL A                                           2.2

LOCKHEED MARTIN                                        2.0

AMGEN                                                  1.6

CITRIX SYSTEMS                                         1.5

                         FUND SECTORS

SECTOR                                                % OF
                                                    PORTFOLIO
INFORMATION TECHNOLOGY                                74.4%

HEALTH CARE                                           18.1

INDUSTRIAL                                             6.1

TELECOMMUNICATION SERVICES                             0.7

REGISTERED INVESTMENT COMPANIES                        0.7

*     EXCLUDES SHORT-TERM SECURITIES.

NYSE ARCA TECH 100 INDEX FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 3.43% (Class A Shares without load). In comparison, the Fund's benchmark, the NYSE Arca Tech 100 Index, returned 3.93% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The Fund is passively managed to the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of Fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund's performance reflects the NYSE Arca Tech 100 Index's exposure to various industries and the individual stocks in the index.

The Fund's exposure to the computers and peripherals sector positively impacted performance, contributing 1.64%. Its investment in the semiconductor and semiconductor equipment sector contributed 1.33%, and its investment in the aerospace and defense sector contributed 1.21% to performance.

The Fund's exposure to the software sector detracted 0.73% from performance and the Internet software and services sector detracted 0.43%.

The Fund's exposure in Apple Inc. contributed 1.74% to the Fund's performance. Goodrich Corp. was also a top stock performer contributing 0.94%, as was F5 Networks, which contributed 0.70% to performance.

InterDigital Inc., a wireless technology provider in the communications equipment sector, detracted -0.61% from performance. SalesForce.com Inc. also detracted 0.61% from performance, and Open Text Corp. detracted 0.35%.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCA(SM)" and "NYSE Arca Tech 100(SM)" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

22 HIGHMARK(R) FUNDS

HIGHMARK NYSE ARCA TECH 100 INDEX FUND INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO TRACK THE TOTAL RETURN OF THE NYSE ARCA TECH 100 INDEX, BEFORE DEDUCTING FOR FUND EXPENSES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER

DONALD NESBITT
ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC

[PHOTO OMITTED]

PORTFOLIO MANAGER

MIKHAIL ALKHAZOV
ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark NYSE
              Arca Tech 100       NYSE Arca
           Index Fund Class A     Tech 100            Morningstar
                 Shares           Index++         Technology Category
Jul-01           $ 9,450           $10,000              $10,000
Jul-02           $ 6,169           $ 6,592              $ 5,468
Jul-03           $ 8,012           $ 8,627              $ 6,930
Jul-04           $ 9,037           $ 9,804              $ 7,287
Jul-05           $10,729           $11,716              $ 8,517
Jul-06           $10,190           $11,190              $ 8,293
Jul-07           $12,351           $13,623              $10,572
Jul-08           $11,584           $12,818              $ 9,458
Jul-09           $10,141           $11,266              $ 8,383
Jul-10           $11,782           $13,087              $ 9,745
Jul-11           $14,747           $16,626              $11,962
Jan-12           $15,253           $17,280              $11,868

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE   EXPENSE
                                RETURN      RETURN      RETURN       RETURN       RETURN      RATIO++   RATIO++
---------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 3.56%       6.00%      24.80%+      5.45%+       5.08%+      1.02%     0.83%
---------------------------------------------------------------------------------------------------------------
Class A Shares                   3.43%       5.70%      24.51%       5.31%        5.01%       1.27%     1.08%
---------------------------------------------------------------------------------------------------------------
Class A Shares w/load*          -2.27%      -0.12%      22.18%       4.12%        4.42%       1.27%     1.08%
---------------------------------------------------------------------------------------------------------------
Class B Shares                   3.10%       5.05%      23.72%       4.59%        4.27%       1.77%     1.68%
---------------------------------------------------------------------------------------------------------------
Class B Shares w/load**         -1.90%       0.05%      23.06%       4.25%        4.27%       1.77%     1.68%
---------------------------------------------------------------------------------------------------------------
Class C Shares                   3.11%       5.06%      23.72%       4.60%        4.27%       1.77%     1.68%
---------------------------------------------------------------------------------------------------------------
Class C Shares w/load***         2.11%       4.06%      23.72%       4.60%        4.27%       1.77%     1.68%
---------------------------------------------------------------------------------------------------------------
NYSE Arca Tech 100 Index         3.93%       6.79%      26.02%       6.48%         N/A          --        --
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND'S INVESTMENT IN TECHNOLOGY-RELATED COMPANIES EXPOSES THE FUND TO RISKS ASSOCIATED WITH ECONOMIC CONDITIONS IN THE TECHNOLOGY MARKET TO A GREATER EXTENT THAN FUNDS NOT CONCENTRATED IN THE TECHNOLOGY SECTOR. DUE TO INTENSE GLOBAL COMPETITION, A LESS DIVERSIFIED PRODUCT LINE AND OTHER FACTORS, COMPANIES THAT DEVELOP AND/OR RELY ON TECHNOLOGY COULD BECOME INCREASINGLY SENSITIVE TO DOWNSWINGS IN THE ECONOMY. IN THE PAST, SUCH COMPANIES HAVE ALSO EXPERIENCED VOLATILE SWINGS IN DEMAND FOR THEIR PRODUCTS AND SERVICES DUE TO CHANGING ECONOMIC CONDITIONS, RAPID TECHNOLOGICAL ADVANCES AND SHORTER PRODUCT LIFE SPANS.

+ The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on July 23, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*     Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 23

                       TOP TEN HOLDINGS

COMPANY*                                               % OF
                                                    PORTFOLIO
PIER 1 IMPORTS                                         2.7%

ONYX PHARMACEUTICALS                                   2.2

PRIMERICA                                              2.0

COMTECH TELECOMMUNICATIONS                             1.9

MANHATTAN ASSOCIATES                                   1.9

CLEAN HARBORS                                          1.6

PNM RESOURCES                                          1.5

COLUMBIA SPORTSWEAR                                    1.4

SAUER-DANFOSS                                          1.4

EXTRA SPACE STORAGE REIT                               1.4

                         FUND SECTORS

SECTOR                                                 % OF
                                                    PORTFOLIO
FINANCIALS                                            21.7%

INFORMATION TECHNOLOGY                                20.2

CONSUMER DISCRETIONARY                                15.7

HEALTH CARE                                           13.3

INDUSTRIAL                                            13.0

MATERIALS                                              5.4

ENERGY                                                 4.5

UTILITIES                                              2.5

CONSUMER STAPLES                                       2.4

REPURCHASE AGREEMENT                                   1.3

*     EXCLUDES SHORT-TERM SECURITIES.

SMALL CAP CORE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Small Cap Core Fund (the "Fund") produced a total return of -2.62% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned 0.22% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by high volatility and a changing global economic environment. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. These fears began to subside late in the reporting period as European leaders took steps to control their currency crisis, and signs of organic economic growth in the United States, such as employment expansion and stability in the housing process, began to emerge. Markets accelerated as these trends emerged, and the high correlations and volatility experienced during the period subsided dramatically.

The small cap environment was one of considerable weaknesses early in the reporting period. However, the U.S. dollar strengthened throughout the reporting period, the effects of which rippled through financial markets causing domestically focused companies, including small caps, to perform well.

Most of the Fund's active sector weights, while slight, were detrimental during the reporting period, most notably an underweight in the energy and telecom services sectors. Most of the value added to performance was provided by individual stock selection.

Specific stocks that contributed to performance include Pier One Imports, Extra Space Storage and Manhattan Associates.

Specific stocks that detracted from performance include pharmaceutical company InterMune, Columbia Sportswear and American Science and Engineering.

Unfortunately, the Fund was not able to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

24 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP CORE FUND
INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP CORE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP CORE FUND VERSUS THE RUSSELL 2000 INDEX, THE MORNINGSTAR SMALL BLEND CATEGORY AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                   HighMark Small Cap
                       Core Fund,        Russell 2000     Morningstar Small     Morningstar Small
                     Class A Shares         Index++        Value Category+       Blend Category
01-03-07                 $9,452             $10,000            $10,000               $10,000
  Jul-07                 $8,894             $ 9,861            $ 9,842               $10,038
  Jul-08                 $7,850             $ 9,199            $ 9,660               $ 8,934
  Jul-09                 $5,646             $ 7,293            $ 7,949               $ 7,110
  Jul-10                 $6,936             $ 8,637            $ 9,638               $ 8,433
  Jul-11                 $9,156             $10,703            $11,578               $10,460
  JAN-12                 $8,916             $10,727            $11,657               $10,422

 + Benchmark changed from Morningstar Small Value Category to Morningstar Small Blend Category effective July 30, 2011.

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED     GROSS        NET
                               SIX MONTH   ONE YEAR     3 YEAR        SINCE      EXPENSE     EXPENSE
                                RETURN      RETURN      RETURN      INCEPTION    RATIO++     RATIO++
----------------------------------------------------------------------------------------------------
Fiduciary Shares                 -2.44%      1.96%      24.49%       -0.90%       1.77%       1.38%
----------------------------------------------------------------------------------------------------
Class A Shares                   -2.62%      1.64%      24.10%       -1.18%       2.02%       1.63%
----------------------------------------------------------------------------------------------------
Class A Shares w/load*           -7.97%     -3.98%      21.77%       -2.31%       2.02%       1.63%
----------------------------------------------------------------------------------------------------
Class C Shares                   -2.90%      1.00%      23.35%       -1.85%       2.52%       2.23%
----------------------------------------------------------------------------------------------------
Class C Shares w/load**          -3.87%      0.00%      23.35%       -1.85%       2.52%       2.23%
----------------------------------------------------------------------------------------------------
Russell 2000 Index                0.22%      2.86%      23.03%        1.43%         --          --
----------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 25

                        TOP TEN HOLDINGS

COMPANY*                                            % OF
                                                  PORTFOLIO
MICROSOFT                                            4.9%

WELLS FARGO                                          3.9

ROYAL DUTCH SHELL PLC, ADR                           2.8

CHEVRON                                              2.7

PHILIP MORRIS INTERNATIONAL                          2.7

INTEL                                                2.6

UNITEDHEALTH GROUP                                   2.6

TARGET                                               2.5

PFIZER                                               2.5

COMCAST, CL A                                        2.4

                        FUND SECTORS

SECTOR                                              % OF
                                                  PORTFOLIO
INDUSTRIAL                                          17.1%

FINANCIALS                                          14.9

CONSUMER DISCRETIONARY                              14.6

INFORMATION TECHNOLOGY                              14.0

ENERGY                                              13.3

CONSUMER STAPLES                                    11.7

HEALTH CARE                                         10.6

REGISTERED INVESTMENT COMPANY                        1.6

MATERIALS                                            1.4

UTILITIES                                            0.8

*    EXCLUDES SHORT-TERM SECURITIES.

VALUE MOMENTUM FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Value Momentum Fund (the "Fund") produced a total return of -0.18% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 2.71% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

From a sector perspective, the consumer discretionary, information technology and industrials sectors positively impacted performance, while allocations to the financials and energy sectors detracted from performance.

Intel Corp., Microsoft and Home Depot were top contributors to the Fund's performance. Bank of America, Halliburton, JPMorgan Chase and Heineken NV were top detractors from performance.

Unfortunately, the Fund was not able to overcome the abovementioned drags on performance, and it underperformed its benchmark for the reporting period.

26 HIGHMARK(R) FUNDS

HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH; CURRENT INCOME IS A SECONDARY OBJECTIVE.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Value
           Momentum Fund                   Russell 1000 Value  Morningstar Large
           Class A Shares  S&P 500 Index++       Index++         Value Category
Jul-01         $ 9,450        $10,000            $10,000            $10,000
Jul-02         $ 7,536        $ 7,638            $ 8,276            $ 8,102
Jul-03         $ 8,270        $ 8,451            $ 9,165            $ 8,790
Jul-04         $ 9,541        $ 9,564            $10,786            $10,134
Jul-05         $11,129        $10,907            $12,838            $11,735
Jul-06         $12,138        $11,494            $14,326            $12,698
Jul-07         $14,089        $13,348            $16,258            $14,514
Jul-08         $12,227        $11,868            $13,795            $12,334
Jul-09         $ 9,378        $ 9,499            $10,630            $ 9,849
Jul-10         $10,614        $10,814            $12,266            $11,105
Jul-11         $12,749        $12,939            $14,322            $12,939
Jan-12         $12,726        $13,289            $14,571            $13,088

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS      NET
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR          10 YEAR       EXPENSE   EXPENSE
                                   RETURN        RETURN         RETURN          RETURN          RETURN        RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                  -0.11%          1.23%         18.12%          -1.48%           3.87%         1.13%     1.02%
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares                    -0.18%          1.00%         17.85%          -1.72%           3.60%         1.38%     1.27%
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*            -5.65%         -4.57%         15.65%          -2.83%           3.02%         1.38%     1.27%
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares                    -0.46%          0.36%         17.14%          -2.31%           2.97%         1.88%     1.87%
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**           -5.20%         -4.40%         16.41%          -2.59%           2.97%         1.88%     1.87%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares                    -0.50%          0.39%         17.15%          -2.30%           2.97%         1.88%     1.87%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***          -1.45%         -0.56%         17.15%          -2.30%           2.97%         1.88%     1.87%
--------------------------------------------------------------------------------------------------------------------------------
Class U Shares                    -0.05%+         1.30%+        18.15%+         -1.46%+          3.87%+        0.88%     0.87%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                      2.71%          4.22%         19.24%           0.33%           3.52%           --        --
--------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class U Shares, which commenced investment operations on January 4, 2012. Fiduciary Share performance has not been adjusted to reflect expenses applicable to Class U Shares. With those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 27

                        FUND SECTORS

SECTOR                                                         % OF
                                                            PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES             83.3%

EQUITY REGISTERED INVESTMENT COMPANIES                         7.2

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES        5.7

FIXED INCOME REGISTERED INVESTMENT COMPANY                     2.4

REPURCHASE AGREEMENT                                           1.4

TACTICAL CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Tactical Capital Growth Allocation Fund (the "Fund") produced a total return of -1.15% (Class A Shares without load). In comparison, the Fund's benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index, respectively, returned 2.99% for the same period.

FACTORS AFFECTING PERFORMANCE

Global equities struggled during the six-month period, with the S&P 500 index returning 2.71%, international stocks (MSCI EAFE) returning -10.42% and emerging market equities (MSCI EM) returning -14.20%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index (2.84%) outperformed the Russell 1000 Value Index (1.74%). Small- and mid-cap stocks underperformed large-cap stocks with the Russell 2000 Index and Russell Midcap Index returning 0.22% and 0.25%, respectively. Bonds rose, with the Barclays Capital U.S. Aggregate Bond Index returning 4.25%. However, high-yield bonds returned just 1.14% for the six-month period. Europe continued to dominate the headlines, which created headwinds for global equities, particularly non-U.S. stocks, as concerns grew over a possible European contagion slowing global economic growth. It is worth noting that the Fund tended to carry international equity, small-cap and high-yield exposures, which significantly underperformed U.S. markets, and these asset classes are not represented in the Fund's blended U.S. benchmark.

During the period, the Fund maintained a tactical asset allocation that was overweight to global equities and underweight to bonds, compared to the Fund's target weights. Overweight exposure to U.S. equities and an underweight to developed international markets added value. However, overweight exposure to emerging markets and an underweight exposure to bonds detracted from performance. The Fund maintained tactical overweight exposures to equities, favoring U.S. and emerging markets, as well as equity tilts toward small-cap, mid-cap, REITs, technology, health care and industrials sectors. During the reporting period, the Fund benefited from an overweight to the technology, industrial and health care sectors. Within the Fund's fixed income allocation, its underweight positions in intermediate bonds and allocation and overweight to the high-yield sector detracted from performance. Positions in HighMark Equity Income Fund and HighMark Geneva Small Cap Growth Fund were increased on a relative basis, while the positions in HighMark Fundamental Equity Fund and JPMorgan Small Cap Growth Fund were sold. In the final weeks of January, the Fund began to modestly reduce its overweight in global equities following a strong rebound off October lows.

The underlying equity funds held in the portfolios had mixed returns during the reporting period. The positions in HighMark Large Cap Core Equity Fund, Highmark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Cognitive Value Fund, Lazard Emerging Markets Equity Portfolio, Fidelity Advisor Industrial Fund and Vanguard Healthcare Fund all outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Small Cap Core Fund, HighMark International Opportunities Fund, HighMark Enhanced Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and Morgan Stanley Institutional U.S. Real Estate Portfolio underperformed their benchmarks.

Fixed income indexes were positive during the reporting period, with the Barclays Capital Aggregate Bond Index returning 4.25%. With respect to the underlying fixed income fund holdings, HighMark Short-Term Bond Fund and Eaton Vance Income Fund of Boston, outperformed their benchmarks, while HighMark Bond Fund underperformed its benchmark for the reporting period.

28 HIGHMARK(R) FUNDS

HIGHMARK TACTICAL CAPITAL GROWTH ALLOCATION FUND
INVESTMENT OBJECTIVE

HIGHMARK TACTICAL CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK TACTICAL CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Tactical Capital  80/15/5 Hybrid^ of                   Barclays Capital       Citigroup
              Growth Allocation         the following                     U.S. Aggregate Bond  3-Month Treasury   Morningstar Large
             Fund Class A Shares           indexes:       S&P 500 Index++        Index++          Bill Index++      Blend Category
10-12-04         $ 9,450                 $10,000           $10,000            $10,000             $10,000            $10,000
  Jul-05         $10,511                 $10,971           $11,159            $10,226             $10,192            $11,268
  Jul-06         $11,071                 $11,493           $11,759            $10,375             $10,613            $11,827
  Jul-07         $12,643                 $13,101           $13,656            $10,954             $11,150            $13,697
  Jul-08         $11,276                 $12,074           $12,142            $11,628             $11,490            $12,219
  Jul-09         $ 9,282                 $10,293           $ 9,718            $12,541             $11,565            $ 9,812
  Jul-10         $10,567                 $11,592           $11,063            $13,658             $11,579            $11,046
  Jul-11         $12,460                 $13,565           $13,237            $14,265             $11,594            $13,087
  Jan-12         $12,316                 $13,971           $13,596            $14,871             $11,596            $13,169

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

 ^ The since inception return shown for the index is calculated from October 31, 2004.

--------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS      NET
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR           SINCE        EXPENSE   EXPENSE
                                   RETURN        RETURN         RETURN          RETURN         INCEPTION      RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   -0.99%        -0.10%         17.99%           0.07%+         0.76%+         1.97%     1.37%
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     -1.15%        -0.37%         17.69%          -0.19%          3.69%          2.22%     1.62%
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -6.58%        -5.83%         15.49%          -1.32%          2.89%          2.22%     1.62%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares                     -1.47%        -1.05%         16.89%          -0.88%          2.97%          2.72%     2.32%
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**            -2.46%        -2.04%         16.89%          -0.88%          2.97%          2.72%     2.32%
--------------------------------------------------------------------------------------------------------------------------------
Blend of 80% S&P 500 Index,
15% Barclays Capital U.S.
Aggregate Bond Index
and 5% Citigroup 3-Month
Treasury Bill Index                 2.99%         4.88%         16.68%           1.60%          4.66%            --        --
--------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 29

                        FUND SECTORS

SECTOR                                                         % OF
                                                            PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES             64.1%

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES       21.5

EQUITY REGISTERED INVESTMENT COMPANIES                         5.3

FIXED INCOME REGISTERED INVESTMENT COMPANY                     4.7

REPURCHASE AGREEMENT                                           4.4

TACTICAL GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Tactical Growth and Income Allocation Fund (the "Fund") produced a total return of -0.19% (Class A Shares without load). In comparison, the Fund's benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup 3-Month Treasury Bill Index, respectively, returned 3.40% for the same period.

FACTORS AFFECTING PERFORMANCE

Global equities struggled during the six-month period, with the S&P 500 index returning 2.71%, international stocks (MSCI EAFE) returning -10.42% and emerging market equities (MSCI EM) returning -14.20%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index (2.84%) outperformed the Russell 1000 Value Index (1.74%). Small- and mid-cap stocks underperformed large-cap stocks with the Russell 2000 Index and Russell Midcap Index returning 0.22% and 0.25%, respectively. Bonds rose, with the Barclays Capital U.S. Aggregate Bond Index returning 4.25%. However, high-yield bonds returned just 1.14% for the six-month period. Europe continued to dominate the headlines, which created headwinds for global equities, particularly non-U.S. stocks, as concerns grew over a possible European contagion slowing global economic growth. It is worth noting that the Fund tended to carry international equity, small-cap and high-yield exposures, which significantly underperformed U.S. markets, and these asset classes are not represented in the Fund's blended U.S. benchmark.

During the period, the Fund maintained a tactical asset allocation that was overweight to global equities and underweight to bonds, compared to the Fund's target weights. Overweight exposure to U.S. equities and an underweight to developed international markets added value. However, overweight exposure to emerging markets and an underweight exposure to bonds detracted from performance. The Fund maintained tactical overweight exposures to equities, favoring U.S. and emerging markets, as well as equity tilts toward small-cap, mid-cap, REITs, technology, health care and industrials sectors. During the reporting period, the Fund benefited from an overweight to the technology, industrial and health care sectors. Within the Fund's fixed income allocation, its underweight positions in intermediate bonds and allocation and overweight to the high-yield sector detracted from performance. Positions in HighMark Equity Income Fund and HighMark Geneva Small Cap Growth Fund were increased on a relative basis, while the positions in HighMark Fundamental Equity Fund and JPMorgan Small Cap Growth Fund were sold. In the final weeks of January, the Fund began to modestly reduce its overweight in global equities following a strong rebound off October lows.

The underlying equity funds held in the portfolios had mixed returns during the reporting period. The positions in HighMark Large Cap Core Equity Fund, Highmark Geneva Mid Cap Growth Fund, HighMark Geneva Small Cap Growth Fund, HighMark Cognitive Value Fund, Lazard Emerging Markets Equity Portfolio, Fidelity Advisor Industrial Fund and Vanguard Healthcare Fund all outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Small Cap Core Fund, HighMark International Opportunities Fund, HighMark Enhanced Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and Morgan Stanley Institutional U.S. Real Estate Portfolio underperformed their benchmarks.

Fixed income indexes were positive during the reporting period, with the Barclays Capital Aggregate Bond Index returning 4.25%. With respect to the underlying fixed income fund holdings, HighMark Short-Term Bond Fund and Eaton Vance Income Fund of Boston, outperformed their benchmarks, while HighMark Bond Fund underperformed its benchmark for the reporting period.

30 HIGHMARK(R) FUNDS

HIGHMARK TACTICAL GROWTH & INCOME ALLOCATION FUND
INVESTMENT OBJECTIVE

HIGHMARK TACTICAL GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK TACTICAL GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Tactical
                 Growth &                                                                                Morningstar
                  Income        60/35/5 Hybrid^                   Barclays Capital   Citigroup 3-Month     Moderate
             Allocation Fund   of the following                     U.S. Aggregate   U.S. Treasury Bill   Allocation
              Class A Shares        indexes:     S&P 500 Index++     Bond Index++          Index++         Category
10-12-04          $ 9,450           $10,000          $10,000           $10,000            $10,000          $10,000
  Jul-05          $10,286           $10,784          $11,159           $10,226            $10,192          $10,992
  Jul-06          $10,740           $11,214          $11,759           $10,375            $10,613          $11,534
  Jul-07          $12,039           $12,545          $13,656           $10,952            $11,150          $12,953
  Jul-08          $11,146           $11,990          $12,142           $11,626            $11,490          $12,155
  Jul-09          $ 9,776           $10,883          $ 9,718           $12,538            $11,565          $10,723
  Jul-10          $11,008           $12,162          $11,063           $13,656            $11,579          $11,998
  Jul-11          $12,634           $13,851          $13,237           $14,262            $11,594          $13,666
  Jan-12          $12,610           $14,322          $13,596           $14,868            $11,596          $13,709

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

 ^ The since inception return shown for the index is calculated from October 31, 2004.

-------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS      NET
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR           SINCE        EXPENSE   EXPENSE
                                   RETURN        RETURN         RETURN          RETURN         INCEPTION      RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   -0.06%         1.22%         15.71%          1.55%+          2.06%+         1.83%     1.29%
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     -0.19%         0.96%         15.42%          1.31%           4.03%          2.08%     1.54%
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             -5.68%        -4.58%         13.25%          0.17%           3.23%          2.08%     1.54%
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares                     -0.53%         0.28%         14.63%          0.60%           3.30%          2.58%     2.24%
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**            -1.53%        -0.72%         14.63%          0.60%           3.30%          2.58%     2.24%
-------------------------------------------------------------------------------------------------------------------------------
Blend of 60% S&P 500 Index,
35% Barclays Capital
U.S. Aggregate Bond Index
and 5% Citigroup 3-Month
Treasury Bill Index                 3.40%         5.87%         14.42%          3.01%           5.02%            --        --
-------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 31

                           TOP TEN HOLDINGS

HOLDING*                                                       % OF
                                                             PORTFOLIO
U.S. TREASURY NOTE
   3.000%, 09/30/16                                             4.4%

FNMA
   3.500%, 10/01/26                                             1.9

U.S. TREASURY NOTE
   1.875%, 06/30/15                                             1.9

TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                             1.7

FNMA
   4.500%, 04/01/18                                             1.7

GENERAL ELECTRIC CAPITAL
   3.350%, 10/17/16                                             1.7

GE GLOBAL INSURANCE
   7.750%, 05/15/30                                             1.6

VERIZON NEW ENGLAND
   7.875%, 11/15/29                                             1.6

METROPOLITAN WATER DISTRICT OF
   SOUTHERN CALIFORNIA, BUILD
   AMERICA BONDS, TAXABLE, RB
   6.947%, 07/01/40                                             1.5

CS FIRST BOSTON MORTGAGE SECURITIES,
   SERIES 2005-C1, C1 A 4
   5.014%, 02/15/38                                             1.4

                             FUND SECTORS

SECTOR                                                         % OF
                                                             PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                                 13.7%

FINANCIALS                                                     13.3

MORTGAGE-BACKED SECURITIES                                     11.9

U.S. TREASURY OBLIGATIONS                                      10.3

CONSUMER DISCRETIONARY                                          7.1

ASSET-BACKED SECURITIES                                         6.6

ENERGY                                                          6.0

MATERIALS                                                       4.4

TAXABLE MUNICIPAL BONDS                                         4.3

INDUSTRIAL                                                      4.3

HEALTH CARE                                                     4.2

TELECOMMUNICATION SERVICES                                      4.0

UTILITIES                                                       3.4

REGISTERED INVESTMENT COMPANY                                   3.1

FOREIGN GOVERNMENTS                                             1.8

INFORMATION TECHNOLOGY                                          1.6

*    EXCLUDES SHORT-TERM SECURITIES.

BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Bond Fund (the "Fund") produced a total return of 3.49% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond index, returned 4.25% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

Early in the reporting period, bond yields in Italy and Spain reached new post-euro highs above 7%, and the yield premium relative to Germany also reached record levels. The European Central Bank began buying the sovereign debt of its member countries, particularly Italy and Spain, in an attempt to decrease yields and support financial markets. Corporate spreads widened, and a stock sell-off ensued as a result. In December, the European Central Bank announced three-year term funding for European banks, which once again led to a narrowing of spreads and a stock market rally.

This volatility resulted in a flight to quality and significant outperformance of both the 10-year and 30-year Treasury bonds. The Short Term (1-3 year) corporate index outperformed by four basis points, while the Bond Fund corporate benchmark underperformed by 264 basis points, a dramatic difference between the two indices. The Fund is overweight in corporate bonds as well as overweight in asset-backed securities.

The Fund's defensive nature and the shorter duration of its holdings detracted from the Fund's performance, and it underperformed its benchmark for the reporting period.

32 HIGHMARK(R) FUNDS

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JEFFREY KLEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Bond   Barclays Capital      Morningstar
            Fund Class A     U.S. Aggregate    Intermediate-Term
                Shares        Bond Index++       Bond Category
Jul-01         $ 9,775           $10,000            $10,000
Jul-02         $10,169           $10,753            $10,482
Jul-03         $10,813           $11,336            $11,112
Jul-04         $11,296           $11,884            $11,613
Jul-05         $11,765           $12,454            $12,119
Jul-06         $11,853           $12,636            $12,253
Jul-07         $12,459           $13,338            $12,851
Jul-08         $13,111           $14,158            $13,113
Jul-09         $14,105           $15,270            $13,797
Jul-10         $15,527           $16,630            $15,387
Jul-11         $16,317           $17,369            $16,210
Jan-12         $16,887           $18,107            $16,691

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS      NET
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR          10 YEAR       EXPENSE   EXPENSE
                                   RETURN        RETURN         RETURN          RETURN          RETURN        RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   3.55%          7.70%          8.81%           6.89%          5.65%          1.01%     0.72%
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     3.49%          7.47%          8.54%           6.63%          5.41%          1.26%     0.97%
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             1.15%          5.09%          7.73%           6.14%          5.16%          1.26%     0.97%
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares                     3.03%          6.70%          7.77%           5.89%          4.65%          1.76%     1.65%
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**           -1.95%          1.70%          6.91%           5.57%          4.65%          1.76%     1.65%
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares                     3.19%          6.95%          8.07%           6.23%          5.08%+         1.51%     1.40%
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***           2.20%          5.95%          8.07%           6.23%          5.08%+         1.51%     1.40%
-------------------------------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate
Bond Index                         4.25%          8.66%          7.40%           6.70%          5.78%            --        --
-------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 33

                           TOP TEN HOLDINGS

HOLDING*                                                       % OF
                                                             PORTFOLIO
BAY AREA TOLL AUTHORITY,
   SAN FRANCISCO BAY AREA,
   SER B-1, RB,
   LOC BANK OF AMERICA N.A.
   0.030%, 4/1/2045                                             1.9%

SAN DIEGO, PUBLIC FACILITIES
   FINANCING AUTHORITY,
   SEWER AUTHORITY, SER B, RB
   5.500%, 5/15/2023                                            1.6

SAN DIEGO COUNTY, REGIONAL
   TRANSPORTATION COMMISSION,
   LIMITED TAX, SER B, RB,
   SPA JPMORGAN CHASE BANK
   0.040%, 4/1/2038                                             1.5

SAN DIEGO COUNTY, WATER
   AUTHORITY, COP,
   WATER REVENUES, SER A,
   AGM INSURED
   5.000%, 5/1/2026                                             1.5

LOS ANGELES,
   SER A, GO,
   NATIONAL-RE INSURED
   5.000%, 9/1/2012                                             1.4

CLAREMONT, UNIFIED SCHOOL
   DISTRICT, GO,
   5.000%, 8/1/2028                                             1.4

CALIFORNIA STATE, DEPARTMENT
   OF TRANSPORTATION,
   FEDERAL HIGHWAY GRANT,
   ANTICIPATION BONDS, SER A, RB,
   NATIONAL-RE FGIC INSURED
   5.000%, 2/1/2014                                             1.4

IRVINE RANCH WATER DISTRICT,
   SER B, GO
   LOC BANK OF AMERICA NA
   0.050%, 10/1/2041                                            1.4

SOUTHERN CALIFORNIA, PUBLIC
   POWER AUTHORITY,
   POWER PROJECT REVENUE,
   CANYON POWER, SER A, RB,
   5.000%, 7/1/2025                                             1.4

SAN FRANCISCO CITY & COUNTY,
   EARTHQUAKE SAFETY,
   SER E, GO
   5.000%, 6/15/2026                                            1.3

                             FUND SECTORS

SECTOR                                                         % OF
                                                             PORTFOLIO
GENERAL OBLIGATIONS                                            50.0%

REVENUE BONDS                                                  42.1

CERTIFICATE OF PARTICIPATION                                    7.2

SPECIAL ASSESSMENT                                              0.7

*    EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 4.92% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 5.95% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range and indicated it would remain at this level until 2014. New issuance volume decreased significantly during the reporting period, due mainly to the lingering effects of the end of the government's Build America Bonds program. Municipal credit downgrades significantly outnumbered upgrades during the Fund's reporting period. However, the actual number of defaults declined from the previous period.

New York was the nation's largest state of issuance of municipal debt during the Fund's reporting period. California came in as the second largest issuer, and Texas was the third largest issuer during the reporting period.

The reporting period was characterized by low yields, concerns about counties' and municipalities' ability to pay their debts, and volatile markets that alternated between the risk-on and risk-off trading. The Fund managed to protect assets in down markets by limiting potential price risk. As risk-taking returned to the municipal market and default rates fell, lower quality, longer duration assets outperformed. The high-quality nature of the Fund's investments and their shorter duration relative to the Fund's benchmark negatively impacted performance.

As a result, the Fund underperformed its benchmark for the reporting period.

34 HIGHMARK(R) FUNDS

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                    HighMark                         Morningstar
                   California                         Municipal
                  Intermediate                        California
                  Tax-Free Bond   Barclays Capital   Intermediate
                  Fund Class A    7-Year Municipal      /Short
                     Shares        Bond Index++        Category
Jul-01               $ 9,775           $10,000          $10,000
Jul-02               $10,353           $10,714          $10,561
Jul-03               $10,602           $11,129          $10,767
Jul-04               $10,968           $11,703          $11,202
Jul-05               $11,242           $12,166          $11,630
Jul-06               $11,400           $12,428          $11,862
Jul-07               $11,742           $12,918          $12,253
Jul-08               $12,284           $13,671          $12,488
Jul-09               $12,968           $14,766          $12,816
Jul-10               $13,650           $15,886          $13,788
Jul-11               $13,941           $16,595          $14,167
Jan-12               $14,627           $17,582          $15,045

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS      NET
                                    SIX MONTH      ONE YEAR        3 YEAR          5 YEAR          10 YEAR       EXPENSE   EXPENSE
                                      RETURN        RETURN         RETURN          RETURN          RETURN        RATIO++   RATIO++
----------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       5.02%         9.32%          4.75%           5.01%          4.08%          1.02%     0.54%
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares                         4.92%         9.10%          4.51%           4.75%          3.85%          1.27%     0.79%
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 2.59%         6.62%          3.73%           4.28%          3.61%          1.27%     0.79%
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares                         4.68%         8.42%          3.82%           4.04%          3.09%          1.77%     1.49%
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**               -0.33%         3.42%          2.89%           3.69%          3.09%          1.77%     1.49%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares                         4.71%         8.54%          4.04%           4.26%          3.47%+         1.52%     1.24%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***               3.71%         7.54%          4.04%           4.26%          3.47%+         1.52%     1.24%
----------------------------------------------------------------------------------------------------------------------------------
Barclays Capital 7-Year Municipal
Bond Index                             5.95%        11.78%          6.46%           6.69%          5.55%            --        --
----------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 35

                           TOP TEN HOLDINGS

HOLDING*                                                        % OF
                                                             PORTFOLIO
MASSACHUSETTS STATE, SCHOOL
   BUILDING AUTHORITY,
   SALES TAX REVENUE,
   SER A, RB, AGM INSURED
   5.000%, 08/15/14                                             3.3%

CLARK COUNTY, LIMITED TAX-BOND
   BANK, GO
   5.000%, 06/01/25                                             2.6

ALASKA STATE, INTERNATIONAL AIRPORTS
   SYSTEM,
   SER D, RB, NATIONAL-RE INSURED
   5.000%, 10/01/22                                             2.1

HONOLULU CITY AND COUNTY,
   SER A, GO, NATIONAL-RE INSURED
   5.000%, 07/01/25                                             1.9

IDAHO STATE, HOUSING & FINANCE
   ASSOCIATION, GRANT & REVENUE
   ANTICIPATION, FEDERAL HIGHWAY TRUST,
   SER A, RB
   5.250%, 07/15/24                                             1.9

CHICAGO, O'HARE INTERNATIONAL
   AIRPORT REVENUE,
   SER B, RB, AGM INSURED
   5.000%, 01/01/19                                             1.8

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT,
   ELECTION 2002, GO, AGM INSURED
   5.250%, 08/01/18                                             1.7

ENERGY NORTHWEST, ELECTRIC REVENUE,
   PROJECT NO. 1,
   SER B, RB, NATIONAL-RE INSURED
   6.000%, 07/01/17                                             1.7

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, AGM INSURED
   5.000%, 08/01/25                                             1.7

CONNECTICUT STATE,
   SER C, GO
   5.000%, 06/01/14                                             1.7

                             FUND SECTORS

SECTOR                                                         % OF
                                                             PORTFOLIO
GENERAL OBLIGATIONS                                            49.1%

REVENUE BONDS                                                  47.3

CERTIFICATE OF PARTICIPATION                                    1.9

TAX ALLOCATION                                                  1.3

REGISTERED INVESTMENT COMPANY                                   0.4

*    EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 4.37% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 5.95% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range and indicated it would remain at this level until 2014. New issuance volume decreased significantly during the reporting period, due mainly to the lingering effects of the end of the government's Build America Bonds program. Municipal credit downgrades significantly outnumbered upgrades during the Fund's reporting period. However, the actual number of defaults declined from the previous period.

New York was the nation's largest state of issuance of municipal debt during the Fund's reporting period. California came in as the second largest issuer, and Texas was the third largest issuer during the reporting period.

The reporting period was characterized by low yields, concerns about counties' and municipalities' ability to pay their debts, and volatile markets that alternated between the risk-on and risk-off trading. The Fund managed to protect assets in down markets by limiting potential price risk. As risk-taking returned to the municipal market and default rates fell, lower quality, longer duration assets outperformed. The high-quality nature of the Fund's investments and their shorter duration relative to the Fund's benchmark negatively impacted performance.

As a result, the Fund underperformed its benchmark for the reporting period.

36 HIGHMARK(R) FUNDS

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                    Morningstar
            HighMark National                        Municipal
            Intermediate Tax-   Barclays Capital     National
             Free Bond Fund     7-Year Municipal   Intermediate
             Class A Shares+      Bond Index++       Category
Jul-01           $ 9,775             $10,000          $10,000
Jul-02           $10,270             $10,714          $10,519
Jul-03           $10,523             $11,129          $10,750
Jul-04           $10,832             $11,703          $11,223
Jul-05           $11,067             $12,166          $11,648
Jul-06           $11,254             $12,428          $11,852
Jul-07           $11,633             $12,918          $12,237
Jul-08           $12,204             $13,671          $12,567
Jul-09           $12,888             $14,766          $13,096
Jul-10           $13,574             $15,886          $14,133
Jul-11           $13,857             $16,595          $14,542
Jan-12           $14,462             $17,582          $15,430

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------------------
                                                                 ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS      NET
                                    SIX MONTH      ONE YEAR        3 YEAR          5 YEAR          10 YEAR       EXPENSE   EXPENSE
                                      RETURN        RETURN         RETURN          RETURN          RETURN        RATIO++   RATIO++
----------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                      4.41%          8.64%         4.50%           4.96%           4.03%+         1.08%     0.52%
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares                        4.37%          8.38%         4.24%           4.73%           3.77%+         1.33%     0.77%
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                2.04%          5.90%         3.45%           4.25%           3.53%+         1.33%     0.77%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares                        4.13%          7.88%         3.88%^          3.78%^          3.37%+^        1.58%     1.22%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**               3.13%          6.88%         3.88%^          3.78%^          3.37%+^        1.58%     1.22%
----------------------------------------------------------------------------------------------------------------------------------
Barclays Capital 7-Year Municipal
Bond Index                            5.95%         11.78%         6.46%           6.69%           5.55%            --        --
----------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED STARTING TEN YEARS AGO TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

  ^ For the period starting ten years ago through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of the Common Trust Fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). The performance of the Fiduciary Shares during this period does not reflect Class C Shares' expenses. With those adjustments, performance would be lower than that shown. From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance and does reflect Class C Shares' expenses. With those adjustments, performance would be lower than that shown. Class C Shares reopened on December 1, 2009.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 37

                       TOP TEN HOLDINGS

HOLDING*                                                        % OF
                                                             PORTFOLIO
SEARIVER MARITIME
   ZERO COUPON, 09/01/12                                        2.2%

CELLCO PARTNERSHIP/VERIZON
   WIRELESS CAPITAL
   5.550%, 02/01/14                                             1.6

WACHOVIA
   4.875%, 02/15/14                                             1.5

SLM STUDENT LOAN TRUST,
   SER 2011-A, CL A1
   1.285%, 10/15/24                                             1.5

HEWLETT-PACKARD
   3.000%, 09/15/16                                             1.5

TEVA PHARMACEUTICAL FINANCE IV
   1.700%, 11/10/14                                             1.5

AMGEN
   1.875%, 11/15/14                                             1.5

FNMA, ARM
   2.309%, 09/01/35                                             1.5

CALIFORNIA STATE, GO
   5.650%, 04/01/39                                             1.4

GENERAL ELECTRIC CAPITAL CORP
   1.311%, 05/09/16                                             1.4

                         FUND SECTORS

SECTOR                                                          % OF
                                                             PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                                 16.0%

FINANCIALS                                                     14.1

ASSET-BACKED SECURITIES                                        13.1

ENERGY                                                         10.3

CONSUMER DISCRETIONARY                                          7.5

HEALTH CARE                                                     6.5

INDUSTRIAL                                                      5.9

MORTGAGE-BACKED SECURITIES                                      5.4

TELECOMMUNICATION SERVICES                                      5.3

MATERIALS                                                       4.0

UTILITIES                                                       3.1

TAXABLE MUNICIPAL BONDS                                         2.5

REGISTERED INVESTMENT COMPANIES                                 2.2

INFORMATION TECHNOLOGY                                          2.2

CONSUMER STAPLES                                                1.0

FOREIGN GOVERNMENTS                                             0.5

U.S. TREASURY OBLIGATION                                        0.4

*     EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Short Term Bond Fund (the "Fund") produced a total return of 0.83% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Index, returned 0.59% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

Early in the reporting period, bond yields in Italy and Spain reached new post-euro highs above 7%, and the yield premium relative to Germany also reached record levels. The European Central Bank began buying the sovereign debt of its member countries, particularly Italy and Spain, in an attempt to decrease yields and support financial markets. Corporate spreads widened, and a stock sell-off ensued as a result. In December, the European Central Bank announced three-year term funding for European banks to stabilize, which once again led to a narrowing of spreads and a stock market rally.

This volatility resulted in a flight to quality and significant outperformance of both the 10-year and 30-year Treasury bonds. The Short Term (1-3 year) corporate index outperformed by four basis points, while the Bond Fund corporate benchmark underperformed by 264 basis points, a dramatic difference between the two and a major reason for the outperformance of the Fund. The Fund is overweight in corporate bonds as well as overweight in asset-backed securities. The slight outperformance of corporate issues, and the incremental income they provide, enabled the Fund to outperform its benchmark for the reporting period.

38 HIGHMARK(R) FUNDS

HIGHMARK SHORT TERM BOND FUND
INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JEFFREY KLEIN
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark
                Short Term       Barclays Capital
                 Bond Fund         1-3 Year U.S.         Morningstar
                 Class A         Government/Credit        Short Bond
                  Shares            Bond Index++           Category
 11-02-04         $ 9,775             $10,000              $10,000
   Jul-05         $ 9,792             $10,086              $10,063
   Jul-06         $10,033             $10,388              $10,306
   Jul-07         $10,478             $10,943              $10,782
   Jul-08         $10,995             $11,624              $10,916
   Jul-09         $11,531             $12,217              $11,262
   Jul-10         $11,976             $12,670              $11,969
   Jul-11         $12,224             $12,896              $12,287
   Jan-12         $12,326             $12,972              $12,361

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED     ANNUALIZED      ANNUALIZED       GROSS          NET
                                SIX MONTH     ONE YEAR       3 YEAR         5 YEAR          SINCE         EXPENSE       EXPENSE
                                 RETURN        RETURN        RETURN         RETURN        INCEPTION       RATIO++       RATIO++
---------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                  0.97%         2.32%         3.71%          4.02%          3.53%          0.99%         0.61%
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares                    0.83%         2.04%         3.44%          3.72%          3.25%          1.24%         0.86%
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           -1.42%        -0.24%         2.64%          3.24%          2.93%          1.24%         0.86%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares                    0.59%         1.65%         2.98%          3.26%          2.94%+         1.49%         1.31%
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**          -0.41%         0.65%         2.98%          3.26%          2.94%+         1.49%         1.31%
----------------------------------------------------------------------------------------------------------------------------------
Barclays Capital 1-3 Year
   U.S. Government/Credit
   Bond Index                     0.59%         1.74%         2.76%          4.02%          3.60%            --            --
----------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance does not reflect the higher expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 39

                           TOP TEN HOLDINGS

COMPANY*                                                       % OF
                                                             PORTFOLIO
SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/26                                            3.6%

MADISON, COMMUNITY DEVELOPMENT
   AUTHORITY REVENUE,
   WISCONSIN ALUMNI RESEARCH
   FUND PROJECT, RB
   5.000%, 10/01/34                                             3.3

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   6.375%, 08/01/39                                             2.3

MONROE, REDEVELOPMENT AUTHORITY,
   DEVELOPMENT REVENUE,
   MONROE CLINIC INC., RB
   5.875%, 2/15/39                                              2.0

WISCONSIN CENTER DISTRICT,
   SER 1998A, JUNIOR DEDICATED
   TAX REVENUE, RB
   AGM INSURED
   5.250%, 12/15/23                                             2.0

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   5.500%, 08/01/37                                             1.8

VIRGIN ISLANDS PUBLIC
   FINANCE AUTHORITY,
   GROSS RECEIPTS TAXES
   LOAN NOTES, RB
   NATIONAL-RE FGIC INSURED
   5.000%, 10/01/24                                             1.7

PUERTO RICO ELECTRIC POWER
   AUTHORITY,
   SER WW, RB
   5.500%, 07/01/38                                             1.7

SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/19                                             1.7

GLENDALE, COMMUNITY
   DEVELOPMENT AUTHORITY,
   LEASE REVENUE, TAX INCREMENT
   DISTRICT NO. 7, RB, SER B
   3.850%, 09/01/20                                             1.6

                                  FUND SECTORS

SECTOR                                                         % OF
                                                             PORTFOLIO
REVENUE BONDS                                                  89.1%

GENERAL OBLIGATIONS                                             5.8

CERTIFICATE OF PARTICIPATION                                    1.2

REGISTERED INVESTMENT COMPANY                                   3.9

*     EXCLUDES SHORT-TERM SECURITIES.

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a total return of 6.37% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned 7.37% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by challenging global conditions and a slow-growth economic recovery. Concerns over the continuing sovereign debt crisis in Europe, and fears of its potential impact in other geographical regions, contributed to extreme volatility in financial markets both in the United States and abroad. Investors dealt with structural market imbalances, and consumers continued to deleverage across the globe. Despite these challenges, signs of improvement did occur. The domestic unemployment rate declined in five of the months of the reporting period, and housing prices stabilized.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range and indicated it would remain at this level until 2014. The positive effects of "Operation Twist," a program undertaken by the Federal Reserve to sell shorter duration issues and purchase longer duration issues, were felt during the Fund's reporting period, driving yields to record low levels across the yield curve. This created a "risk-on" environment that resulted in a rally in the municipal sector. Specifically, longer duration issues performed exceedingly well during the period. The Fund continued to execute on its strategy of improving the quality of its portfolio investments, which meant investing in issues that were more liquid, as well as in territory issues with stronger ratings.

Wisconsin Alumni Bonds, Milwaukee Summerfest Bonds and Monroe Clinic Bonds contributed to performance during the Fund's reporting period.

Detraction from the Fund's performance came mainly from the Fund's shorter duration relative to its benchmark in this "risk-on" environment. Refinancing action, in which issues were called away due to the fact that they were trading above par, also somewhat detracted from performance as the Fund could no longer benefit from the strong performance of those issues.

Because of these drags on performance, the Fund underperformed its benchmark for the reporting period.

40 HIGHMARK(R) FUNDS

HIGHMARK  WISCONSIN  TAX-EXEMPT FUND  INVESTMENT  OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ERIC ZENNER
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
RICHARD SCARGILL
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
PAULA HORN
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL SINGLE STATE INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                              Morningstar
           HighMark Wisconsin            Barclays           Municipal Single
             Tax-Exempt Fund        Capital Municipal      State Intermediate
             Class A Shares            Bond Index++            Category
Jul-01           $ 9,775                 $10,000                $10,000
Jul-02           $10,349                 $10,671                $10,568
Jul-03           $10,790                 $11,055                $10,835
Jul-04           $11,267                 $11,695                $11,313
Jul-05           $11,798                 $12,438                $11,774
Jul-06           $12,035                 $12,755                $11,979
Jul-07           $12,459                 $13,300                $12,389
Jul-08           $12,711                 $13,676                $12,550
Jul-09           $13,079                 $14,375                $13,088
Jul-10           $14,119                 $15,690                $14,018
Jul-11           $14,441                 $16,199                $14,378
Jan-12           $15,361                 $17,392                $15,270

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                               ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                                        SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR     EXPENSE    EXPENSE
                                          RETURN     RETURN      RETURN       RETURN       RETURN      RATIO++    RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                          6.50%      12.27%+     6.54%+       4.57%+       4.46%+       1.07%      0.66%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                            6.37%      11.99%      6.40%        4.49%        4.42%        1.32%      0.91%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                    3.96%       9.48%      5.60%        4.01%        4.19%        1.32%      0.91%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares                            5.99%      11.20%      5.66%        3.74%        3.73%+       1.82%      1.61%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                   0.99%       6.20%      4.75%        3.39%        3.73%+       1.82%      1.61%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                            6.04%      11.40%      5.87%        3.87%        3.80%+       1.57%      1.36%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                  5.04%      10.40%      5.87%        3.87%        3.80%+       1.57%      1.36%
-------------------------------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index     7.37%      14.10%      8.10%        5.76%        5.44%          --          --
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.
BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Class A Shares from ten years ago with the performance of Class B and Class C Shares on January 6, 2003 and Fiduciary Shares on August 3, 2010. Class B and Class C Share performance does not reflect the higher expenses applicable to these Classes. With these adjustments, performance would be lower than that shown. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With these adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 41

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE AT     VALUE AT      EXPENSE     DURING
                                  8/1/11       1/31/12      RATIOS     PERIOD*
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,027.40      0.99%      $5.05
Class A Shares ...............    1,000.00     1,025.90      1.24%       6.31
Class B Shares ...............    1,000.00     1,022.50      1.84%       9.35
Class C Shares ...............    1,000.00     1,023.10      1.84%       9.36

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,020.16      0.99%      $5.03
Class A Shares ...............    1,000.00     1,018.90      1.24%       6.29
Class B Shares ...............    1,000.00     1,015.89      1.84%       9.32
Class C Shares ...............    1,000.00     1,015.89      1.84%       9.32
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,020.90      1.19%      $6.05
Class A Shares ...............    1,000.00     1,018.70      1.47%       7.46
Class C Shares ...............    1,000.00     1,016.10      2.07%      10.49
Class M Shares ...............    1,000.00     1,021.10      1.07%       5.44

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,019.15      1.19%      $6.04
Class A Shares ...............    1,000.00     1,017.75      1.47%       7.46
Class C Shares ...............    1,000.00     1,014.73      2.07%      10.48
Class M Shares ...............    1,000.00     1,019.76      1.07%       5.43

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE AT     VALUE AT      EXPENSE     DURING
                                  8/1/11       1/31/12      RATIOS     PERIOD*
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,032.20      1.11%      $5.67
Class A Shares ...............    1,000.00     1,030.10      1.45%       7.40
Class C Shares ...............    1,000.00     1,027.20      2.05%      10.45
Class M Shares ...............    1,000.00     1,032.10      1.05%       5.36

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,019.56      1.11%      $5.63
Class A Shares ...............    1,000.00     1,017.85      1.45%       7.35
Class C Shares ...............    1,000.00     1,014.83      2.05%      10.38
Class M Shares ...............    1,000.00     1,019.86      1.05%       5.33
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,049.50      0.89%      $4.57
Class A Shares ...............    1,000.00     1,048.30      1.15%       5.92
Class B Shares ...............    1,000.00     1,044.80      1.75%       8.99
Class C Shares ...............    1,000.00     1,044.20      1.75%       8.99

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,020.67      0.89%      $4.51
Class A Shares ...............    1,000.00     1,019.36      1.15%       5.84
Class B Shares ...............    1,000.00     1,016.34      1.75%       8.87
Class C Shares ...............    1,000.00     1,016.34      1.75%       8.87

42 HIGHMARK(R) FUNDS

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE AT     VALUE AT      EXPENSE     DURING
                                  8/1/11       1/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,049.20      1.13%      $5.82
Class A Shares ...............    1,000.00     1,047.70      1.38%       7.10
Class B Shares ...............    1,000.00     1,044.10      1.98%      10.17
Class C Shares ...............    1,000.00     1,044.10      1.98%      10.17

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,019.46      1.13%      $5.74
Class A Shares ...............    1,000.00     1,018.20      1.38%       7.00
Class B Shares ...............    1,000.00     1,015.18      1.98%      10.03
Class C Shares ...............    1,000.00     1,015.18      1.98%      10.03
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,025.70      1.35%      $6.87
Class A Shares ...............    1,000.00     1,024.20      1.62%       8.24
Class C Shares ...............    1,000.00     1,021.20      2.22%      11.28

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,018.35      1.35%      $6.85
Class A Shares ...............    1,000.00     1,016.99      1.62%       8.21
Class C Shares ...............    1,000.00     1,013.98      2.22%      11.24
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00      $867.90      1.38%      $6.48
Class A Shares ...............    1,000.00       865.70      1.55%       7.27
Class C Shares ...............    1,000.00       863.40      2.25%      10.54
Class M Shares ...............    1,000.00       868.60      1.25%       5.87

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,018.20      1.38%      $7.00
Class A Shares ...............    1,000.00     1,017.34      1.55%       7.86
Class C Shares ...............    1,000.00     1,013.83      2.25%      11.39
Class M Shares ...............    1,000.00     1,018.85      1.25%       6.34
--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,029.20      0.94%      $4.79
Class A Shares ...............    1,000.00     1,027.90      1.23%       6.27
Class B Shares ...............    1,000.00     1,023.50      1.83%       9.31
Class C Shares ...............    1,000.00     1,023.90      1.83%       9.31

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,020.41      0.94%      $4.77
Class A Shares ...............    1,000.00     1,018.95      1.23%       6.24
Class B Shares ...............    1,000.00     1,015.94      1.83%       9.27
Class C Shares ...............    1,000.00     1,015.94      1.83%       9.27
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,015.30      1.01%      $5.12
Class A Shares ...............    1,000.00     1,013.80      1.27%       6.43
Class B Shares ...............    1,000.00     1,010.60      1.87%       9.45
Class C Shares ...............    1,000.00     1,010.70      1.87%       9.45

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,020.06      1.01%      $5.13
Class A Shares ...............    1,000.00     1,018.75      1.27%       6.44
Class B Shares ...............    1,000.00     1,015.74      1.87%       9.48
Class C Shares ...............    1,000.00     1,015.74      1.87%       9.48

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE AT     VALUE AT      EXPENSE     DURING
                                  8/1/11       1/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00      $977.40      0.96%      $4.77
Class A Shares ...............    1,000.00       975.70      1.25%       6.21
Class B Shares ...............    1,000.00       972.80      1.85%       9.17
Class C Shares ...............    1,000.00       973.00      1.85%       9.17

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,020.31      0.96%      $4.88
Class A Shares ...............    1,000.00     1,018.85      1.25%       6.34
Class B Shares ...............    1,000.00     1,015.84      1.85%       9.37
Class C Shares ...............    1,000.00     1,015.84      1.85%       9.37
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,035.60      0.81%      $4.14
Class A Shares ...............    1,000.00     1,034.30      1.08%       5.52
Class B Shares ...............    1,000.00     1,031.00      1.68%       8.58
Class C Shares ...............    1,000.00     1,031.10      1.68%       8.58

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,021.06      0.81%      $4.12
Class A Shares ...............    1,000.00     1,019.71      1.08%       5.48
Class B Shares ...............    1,000.00     1,016.69      1.68%       8.52
Class C Shares ...............    1,000.00     1,016.69      1.68%       8.52
--------------------------------------------------------------------------------
SMALL CAP CORE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00      $975.60      1.32%      $6.56
Class A Shares ...............    1,000.00       973.80      1.62%       8.04
Class C Shares ...............    1,000.00       971.00      2.22%      11.00

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,018.50      1.32%      $6.70
Class A Shares ...............    1,000.00     1,016.99      1.62%       8.21
Class C Shares ...............    1,000.00     1,013.98      2.22%      11.24
--------------------------------------------------------------------------------
VALUE MOMENTUM **
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00      $998.90      1.02%      $5.13
Class A Shares ...............    1,000.00       998.20      1.27%       6.38
Class B Shares ...............    1,000.00       995.40      1.87%       9.38
Class C Shares ...............    1,000.00       995.00      1.87%       9.38
Class U Shares** .............    1,000.00     1,029.00      0.87%       0.68

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,020.01      1.02%      $5.18
Class A Shares ...............    1,000.00     1,018.75      1.27%       6.44
Class B Shares ...............    1,000.00     1,015.74      1.87%       9.48
Class C Shares ...............    1,000.00     1,015.74      1.87%       9.48
Class U Shares ...............    1,000.00     1,003.16      0.87%       0.67
--------------------------------------------------------------------------------
TACTICAL CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00      $990.10      0.32%      $1.60
Class A Shares ...............    1,000.00       988.50      0.58%       2.90
Class C Shares ...............    1,000.00       985.30      1.28%       6.39

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,023.53      0.32%      $1.63
Class A Shares ...............    1,000.00     1,022.22      0.58%       2.95
Class C Shares ...............    1,000.00     1,018.70      1.28%       6.50

                                                            HIGHMARK(R) FUNDS 43

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE AT     VALUE AT      EXPENSE     DURING
                                  8/1/11       1/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
TACTICAL GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00      $999.40      0.32%      $1.61
Class A Shares ...............    1,000.00       998.10      0.57%       2.86
Class C Shares ...............    1,000.00       994.70      1.27%       6.37

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,023.53      0.32%      $1.63
Class A Shares ...............    1,000.00     1,022.22      0.58%       2.95
Class C Shares ...............    1,000.00     1,018.75      1.27%       6.44
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,035.50      0.76%      $3.89
Class A Shares ...............    1,000.00     1,034.90      1.02%       5.22
Class B Shares ...............    1,000.00     1,030.30      1.70%       8.68
Class C Shares ...............    1,000.00     1,031.90      1.45%       7.41

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,021.32      0.76%      $3.86
Class A Shares ...............    1,000.00     1,020.01      1.02%       5.18
Class B Shares ...............    1,000.00     1,016.59      1.70%       8.62
Class C Shares ...............    1,000.00     1,017.85      1.45%       7.35
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,050.20      0.54%      $2.78
Class A Shares ...............    1,000.00     1,049.20      0.79%       4.07
Class B Shares ...............    1,000.00     1,046.80      1.48%       7.61
Class C Shares ...............    1,000.00     1,047.10      1.24%       6.38

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,022.42      0.54%      $2.75
Class A Shares ...............    1,000.00     1,021.17      0.79%       4.01
Class B Shares ...............    1,000.00     1,017.70      1.48%       7.51
Class C Shares ...............    1,000.00     1,018.90      1.24%       6.29
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,044.10      0.52%      $2.67
Class A Shares ...............    1,000.00     1,043.70      0.77%       3.96
Class C Shares ...............    1,000.00     1,041.30      1.22%       6.26

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,022.52      0.52%      $2.64
Class A Shares ...............    1,000.00     1,021.27      0.77%       3.91
Class C Shares ...............    1,000.00     1,019.00      1.22%       6.19
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,009.70      0.64%      $3.23
Class A Shares ...............    1,000.00     1,008.30      0.92%       4.64
Class C Shares ...............    1,000.00     1,005.90      1.37%       6.91

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,021.92      0.64%      $3.25
Class A Shares ...............    1,000.00     1,020.51      0.92%       4.67
Class C Shares ...............    1,000.00     1,018.25      1.37%       6.95

                                 BEGINNING     ENDING         NET      EXPENSES
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                 VALUE AT     VALUE AT      EXPENSE     DURING
                                  8/1/11       1/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .............   $1,000.00    $1,065.00      0.65%      $3.37
Class A Shares ...............    1,000.00     1,063.70      0.90%       4.67
Class B Shares ...............    1,000.00     1,059.90      1.60%       8.28
Class C Shares ...............    1,000.00     1,060.40      1.35%       6.99

HYPOTHETICAL
Fiduciary Shares .............   $1,000.00    $1,021.87      0.65%      $3.30
Class A Shares ...............    1,000.00     1,020.61      0.90%       4.57
Class B Shares ...............    1,000.00     1,017.09      1.60%       8.11
Class C Shares ...............    1,000.00     1,018.35      1.35%       6.85

----------
 * Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half year period).

**    Value Momentum Class U commenced operations on January 4, 2012.

44 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BALANCED FUND

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - 65.4%+
-------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 6.6%
     Dick's Sporting Goods                                  5,720   $   235,721
     Dollar Tree *                                          2,485       210,753
     Hasbro                                                 4,405       153,779
     PetSmart                                               4,740       252,263
     Sally Beauty Holdings *                               10,530       217,129
     TJX Companies                                          3,240       220,774
     Yum! Brands                                            4,080       258,386
                                                                    -----------
                                                                      1,548,805
                                                                    -----------
  CONSUMER STAPLES - 9.5%
     Altria Group                                          10,925       310,270
     Anheuser-Busch InBev NV, SP ADR                        4,345       264,176
     Coca-Cola                                              6,715       453,464
     Costco Wholesale                                       2,305       189,632
     Kraft Foods, Cl A                                      9,170       351,211
     Mead Johnson Nutrition                                 2,050       151,885
     Philip Morris International                            4,015       300,202
     Procter & Gamble                                       3,450       217,488
                                                                    -----------
                                                                      2,238,328
                                                                    -----------
  ENERGY - 8.2%
     BG Group PLC, SP ADR                                   2,105       236,981
     Chevron                                                2,745       282,955
     ExxonMobil                                             8,565       717,233
     Occidental Petroleum                                   4,620       460,937
     Royal Dutch Shell PLC, ADR                             3,365       240,126
                                                                    -----------
                                                                      1,938,232
                                                                    -----------
  FINANCIALS - 5.4%
     Arch Capital Group * ++                                5,225       188,361
     US Bancorp                                            16,750       472,685
     Wells Fargo                                           21,350       623,634
                                                                    -----------
                                                                      1,284,680
                                                                    -----------
  HEALTH CARE - 7.4%
     Covidien ++                                            3,320       170,980
     Fresenius Medical Care, ADR                            2,275       162,663
     Gilead Sciences *                                      6,175       301,587
     Johnson & Johnson                                      4,400       290,004
     Merck                                                  4,795       183,457
     Pfizer                                                11,087       237,262
     UnitedHealth Group                                     4,340       224,769
     WellPoint                                              2,575       165,624
                                                                    -----------
                                                                      1,736,346
                                                                    -----------
  INDUSTRIAL - 8.1%
     Danaher                                               12,730       668,452
     Donaldson                                              3,700       267,510
     JB Hunt Transport Services                             5,410       276,289
     Stericycle *                                           3,035       255,001
     United Parcel Service, Cl B                            2,265       171,347
     WW Grainger                                            1,410       268,943
                                                                    -----------
                                                                      1,907,542
                                                                    -----------

-------------------------------------------------------------------------------
Description                                            Shares/Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - 11.7%
     Accenture, Cl A ++                                     2,695   $   154,531
     Analog Devices                                         5,050       197,607
     Apple *                                                1,715       782,863
     Broadcom, Cl A *                                       6,255       214,797
     EMC *                                                 16,805       432,897
     Oracle                                                17,820       502,524
     Qualcomm                                               5,450       320,569
     Riverbed Technology *                                  6,175       147,830
                                                                    -----------
                                                                      2,753,618
                                                                    -----------
  MATERIALS - 5.8%
     Ecolab                                                 8,635       521,899
     Praxair                                                7,930       842,166
                                                                    -----------
                                                                      1,364,065
                                                                    -----------
  TELECOMMUNICATION SERVICES - 1.6%
     American Tower, REIT                                   5,815       369,311
                                                                    -----------
  UTILITIES - 1.1%
     ITC Holdings                                           1,945       143,366
     Wisconsin Energy                                       3,405       115,770
                                                                    -----------
                                                                        259,136
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $11,940,441)                                           15,400,063
                                                                    -----------

-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 16.3%
-------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 2.8%
     CCO Holdings / CCO Holdings Capital
        7.375%, 06/01/20                                $  50,000        54,000
     Comcast
        5.700%, 07/01/19                                   50,000        59,077
     Gap
        5.950%, 04/12/21                                   90,000        86,340
     Georgia-Pacific (A)
        8.250%, 05/01/16                                  100,000       110,847
     Iron Mountain
        7.750%, 10/01/19                                   25,000        27,375
     Macy's Retail Holdings
        3.875%, 01/15/22                                   50,000        51,225
     Staples
        9.750%, 01/15/14                                   50,000        57,302
     Starwood Hotels & Resorts Worldwide
        6.250%, 02/15/13                                   75,000        77,719
     Time Warner Entertainment
        8.375%, 03/15/23                                  100,000       134,077
                                                                    -----------
                                                                        657,962
                                                                    -----------
  ENERGY - 2.2%
     El Paso Pipeline Partners Operating
        5.000%, 10/01/21                                   60,000        62,785
     Energy Transfer Partners
        9.700%, 03/15/19                                  100,000       126,446

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 45

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BALANCED FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
-------------------------------------------------------------------------------
  ENERGY - (CONTINUED)
     Enterprise Products Operating
        4.050%, 02/15/22                                $  50,000   $    51,650
     Magellan Midstream Partners
        6.550%, 07/15/19                                   50,000        59,297
     Petrobras International Finance
        3.875%, 01/27/16                                   50,000        51,194
     Petrohawk Energy
        7.875%, 06/01/15                                   61,000        64,660
     Transocean
        5.050%, 12/15/16                                   50,000        53,574
     Williams Partners
        4.125%, 11/15/20                                   50,000        51,375
                                                                    -----------
                                                                        520,981
                                                                    -----------
  FINANCIALS - 5.2%
     American International Group
        4.250%, 09/15/14                                  100,000       100,466
     Bank of America, MTN
        5.650%, 05/01/18                                  100,000       102,305
     BB&T Capital Trust II
        6.750%, 06/07/36                                   30,000        31,207
     Berkshire Hathaway Finance
        5.400%, 05/15/18                                   50,000        59,660
     Boston Properties
        4.125%, 05/15/21                                   50,000        52,643
     Capital One Financial
        4.750%, 07/15/21                                   25,000        26,314
     Citigroup
        4.750%, 05/19/15                                   75,000        78,969
     Ford Motor Credit
        5.000%, 05/15/18                                  100,000       103,473
     GE Global Insurance
        7.750%, 06/15/30                                  200,000       248,656
     General Electric Capital
        3.350%, 10/17/16                                  100,000       105,520
     JPMorgan Chase
        4.250%, 10/15/20                                  100,000       101,787
     Lehman Brothers Holdings, MTN (B)
        5.625%, 01/24/13                                  125,000        34,062
     NASDAQ OMX Group
        5.250%, 01/16/18                                   50,000        53,575
     Wells Fargo
        5.625%, 12/11/17                                  100,000       115,033
                                                                    -----------
                                                                      1,213,670
                                                                    -----------
  FOREIGN GOVERNMENT - 0.3%
     Export-Import Bank of Korea
        4.000%, 01/11/17                                   75,000        76,478
                                                                    -----------

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
-------------------------------------------------------------------------------
  HEALTH CARE - 1.2%
     Amgen
        3.875%, 11/15/21                                $  50,000   $    52,070
     Gilead Sciences
        4.400%, 12/01/21                                   25,000        27,063
     Laboratory Corp of America Holdings
        4.625%, 11/15/20                                   50,000        53,423
     Teva Pharmaceutical Finance
        3.650%, 11/10/21                                   75,000        79,334
     Wellpoint
        6.000%, 02/15/14                                   58,000        63,062
                                                                    -----------
                                                                        274,952
                                                                    -----------
  INDUSTRIAL - 1.6%
     American Airlines, Ser 11-1A
        5.250%, 01/31/21                                   74,889        71,519
     Continental Airlines Pass Through
        Trust, Ser 2010-1, Cl A
        4.750%, 01/12/21                                   98,074       101,752
     Delta Air Lines, Ser 11-1A
        5.300%, 04/15/19                                  100,000       105,000
     L-3 Communications, Ser B
        6.375%, 10/15/15                                  100,000       102,500
                                                                    -----------
                                                                        380,771
                                                                    -----------
  INFORMATION TECHNOLOGY - 0.3%
     Hewlett-Packard
        4.375%, 09/15/21                                   75,000        78,914
                                                                    -----------
  MATERIALS - 1.4%
     Alcoa
        5.400%, 04/15/21                                   50,000        52,495
     ArcelorMittal
        5.500%, 03/01/21                                   25,000        24,434
     Dow Chemical
        4.250%, 11/15/20                                   75,000        80,073
     Ecolab
        4.350%, 12/08/21                                   40,000        44,092
     Rio Tinto Finance USA
        6.500%, 07/15/18                                   50,000        62,996
     Teck Resources
        10.250%, 05/15/16                                  50,000        57,450
                                                                    -----------
                                                                        321,540
                                                                    -----------
  TELECOMMUNICATION SERVICES - 1.1%
     Telefonica Emisiones SAU
        3.992%, 02/16/16                                  100,000        99,928
     Verizon Maryland
        8.000%, 10/15/29                                   75,000        92,052
     Verizon New England
        7.875%, 11/15/29                                   50,000        60,716
                                                                    -----------
                                                                        252,696
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

46 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BALANCED FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
-------------------------------------------------------------------------------
  UTILITIES - 0.2%
     Exelon Generation
        6.200%, 10/01/17                                $  50,000   $    58,382
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $3,738,974)                                             3,836,346
                                                                    -----------

-------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.1%
-------------------------------------------------------------------------------
     FHLMC Gold
        6.000%, 09/01/17                                   35,672        38,282
        5.000%, 10/01/20                                   15,068        16,259
        4.500%, 03/01/18                                   13,482        14,311
        4.500%, 05/01/19                                   20,452        21,888
        4.500%, 07/01/23                                   36,731        39,139
     FNMA
        8.000%, 05/01/25                                   10,213        10,634
        7.000%, 07/01/26                                   12,477        14,416
        7.000%, 12/01/27                                   11,576        13,413
        6.500%, 05/01/14                                    9,884        10,403
        6.500%, 01/01/28                                   10,191        11,702
        6.000%, 02/01/17                                   40,546        43,577
        6.000%, 03/01/28                                   12,824        14,295
        5.500%, 12/01/17                                   40,955        44,207
        5.000%, 12/01/17                                   10,990        11,890
        5.000%, 04/01/18                                   54,092        58,518
        5.000%, 11/01/18                                    6,181         6,687
        5.000%, 03/01/34                                  106,185       114,810
        4.500%, 02/01/19                                   51,588        55,412
        4.500%, 05/01/19                                  128,442       137,882
        4.500%, 06/01/19                                   17,511        18,798
        4.000%, 09/01/18                                   12,670        13,528
        3.500%, 10/01/26                                  122,253       128,798
     GNMA
        7.000%, 02/15/26                                   14,586        17,056
        7.000%, 10/15/27                                   13,113        15,382
        7.000%, 03/15/29                                   14,351        17,036
        6.500%, 05/15/28                                   10,904        12,747
        6.500%, 01/15/29                                   14,490        16,939
        6.000%, 04/15/29                                   43,885        49,895
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $903,892)                                                 967,904
                                                                    -----------

-------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES - 3.8%
-------------------------------------------------------------------------------
     Chase Mortgage Finance,
        Ser 2004-S1, CI A3
        5.500%, 02/25/19                                   53,869        56,051
     Citicorp Mortgage Securities,
        Ser 2003-10, Cl A1
        4.500%, 11/25/18                                   60,776        62,256

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES - (CONTINUED)
-------------------------------------------------------------------------------
     CS First Boston Mortgage Securities,
        Ser 2005-C1, Cl A4 (C)
        5.014%, 02/15/38                                $ 150,000   $   162,967
     DBUBS Mortgage Trust,
        Ser 2011-LC1A, Cl A1 (A)
        3.742%, 11/10/46                                   73,577        77,935
     Lehman Mortgage Trust,
        Ser 2007-8, Cl 1A1
        6.000%, 09/25/37                                  158,659       129,791
     Morgan Stanley Capital I,
        Ser 2003-T11, Cl A4
        5.150%, 06/13/41                                   99,361       103,134
     Residential Funding Mortgage Securities I,
        Ser 2004-S3, Cl A1
        4.750%, 03/25/19                                   31,964        32,692
     Sequoia Mortgage Trust,
        Ser 2012-1, Cl 2A1 (C)
        3.474%, 01/25/42                                   50,000        50,000
     Wells Fargo Mortgage Backed Securities Trust,
        Ser 2004-2, Cl A1
        5.000%, 01/25/19                                   70,652        72,865
        Ser 2003-M, Cl A1 (C)
        4.690%, 12/25/33                                   21,876        22,024
        Ser 2007-7, Cl A1
        6.000%, 06/25/37                                  146,927       133,753
                                                                    -----------
     TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $916,491)                                                 903,468
                                                                    -----------

-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 1.7%
-------------------------------------------------------------------------------
     Avis Budget Rental Car Funding AESOP,
        Ser 2011-1A, Cl A (A)
        1.850%, 11/20/14                                  100,000       100,286
     Centerpoint Energy Transition Bond,
        Ser 2001-1, Cl A4
        5.630%, 09/15/15                                   45,775        48,002
     Hertz Vehicle Financing,
        Ser 2011-1A, Cl A1 (A)
        2.200%, 03/25/16                                  100,000       100,742
     SLM Student Loan Trust,
        Ser 2011-A, Cl A1 (A) (C)
        1.249%, 10/15/24                                   87,490        86,643
     World Omni Auto Receivables Trust,
        Ser 2011-A, Cl A4
        1.910%, 04/15/16                                   75,000        76,662
                                                                    -----------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $410,984)                                                 412,335
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 47

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BALANCED FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  TAXABLE MUNICIPAL BONDS - 1.4%
-------------------------------------------------------------------------------
  CALIFORNIA - 1.3%
     California State, Public School
        Improvements, Taxable, GO
        6.200%, 10/01/19                                $  50,000   $    59,024
     Los Angeles, Department of Water &
        Power Revenue, Build America Bonds,
        Taxable, RB
        6.574%, 07/01/45                                   50,000        68,248
     Metropolitan Water District of Southern
        California, Build America Bonds,
        Taxable, RB
        6.947%, 07/01/40                                  100,000       117,871
     University of California Revenue,
        Build America Bonds, Taxable, RB (C)
        1.988%, 05/15/50                                   50,000        50,759
                                                                    -----------
                                                                        295,902
                                                                    -----------
  NEW JERSEY - 0.1%
     New Jersey State, Turnpike Authority
        Turnpike Revenue, Build America
        Bonds, Taxable, RB
        7.102%, 01/01/41                                   25,000        35,536
                                                                    -----------
     TOTAL TAXABLE MUNICIPAL BONDS
        (Cost $283,936)                                                 331,438
                                                                    -----------
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 7.1%
-------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.180%, dated 01/31/12,
        matures on 02/01/12,
        repurchase price $1,665,399
        (collateralized by a
        U.S. Treasury obligation,
        par value $1,645,000, 3.125%,
        11/15/41, total market value
        $1,716,405)                                     1,665,391     1,665,391
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
        (Cost $1,665,391)                                             1,665,391
                                                                    -----------
  TOTAL INVESTMENTS - 99.8%
     (Cost $19,860,109)                                              23,516,945
                                                                    -----------
  OTHER ASSETS & LIABILITIES, NET - 0.2%                                 38,714
                                                                    -----------
  NET ASSETS - 100.0%                                               $23,555,659
                                                                    ===========

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2012 WERE $476,453 AND REPRESENTED 2.0% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2012, THE VALUE OF THESE SECURITIES AMOUNTED TO $34,062, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2012.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO     - GENERAL OBLIGATION

MTN    - MEDIUM TERM NOTE

PLC    - PUBLIC LIABILITY COMPANY

RB     - REVENUE BOND

REIT   - REAL ESTATE INVESTMENT TRUST

SER    - SERIES

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

48 HIGHMARK(R) FUNDS

FUNDS SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                      LEVEL 2        LEVEL 3
                                                         TOTAL FAIR     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                          VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                          01/31/12       PRICE        INPUTS          INPUTS
                                                        -----------   -----------   -----------   ------------
   Common Stock **                                      $15,400,063   $15,400,063   $        --   $         --
   Corporate Obligations                                  3,836,346            --     3,836,346             --
   U.S. Government Agency Mortgage-Backed Obligations       967,904            --       967,904             --
   Mortgage-Backed Securities                               903,468            --       903,468             --
   Asset-Backed Securities                                  412,335            --       412,335             --
   Taxable Municipal Bonds                                  331,438            --       331,438             --
   Repurchase Agreement                                   1,665,391            --     1,665,391             --
                                                        -----------   -----------   -----------   ------------
Total:                                                  $23,516,945   $15,400,063   $ 8,116,882   $         --
                                                        ===========   ===========   ===========   ============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 49

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

COGNITIVE VALUE FUND

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - 96.3%+
-------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 13.2%
     America's Car-Mart *                                   5,500   $   208,670
     American Eagle Outfitters                             10,900       153,581
     ANN *                                                  6,600       160,116
     Asbury Automotive Group *                              9,100       208,481
     Ascena Retail Group *                                  6,500       229,905
     Audiovox Corp, Cl A                                   10,000       127,200
     Big Lots *                                             4,300       169,807
     Biglari Holdings *                                       800       316,752
     Blyth                                                  3,600       226,620
     Bob Evans Farms                                        4,900       173,117
     Bridgepoint Education *                                6,200       152,458
     Brinker International                                  6,600       170,610
     Build-A-Bear Workshop *                               28,000       228,760
     Charming Shoppes *                                    42,600       211,296
     Cinemark Holdings                                      5,200       102,544
     Collectors Universe                                   19,600       301,840
     Dillard's, Cl A                                        4,300       190,275
     Ethan Allen Interiors                                  3,500        82,600
     Foot Locker                                           24,900       653,376
     GameStop, Cl A *                                      12,800       299,008
     Gannett                                               32,500       460,525
     Harman International Industries                       16,900       713,180
     Helen of Troy * ++                                    18,500       595,145
     Hooker Furniture                                       7,000        84,350
     Iconix Brand Group *                                  16,800       309,288
     JOS A Bank Clothiers *                                 3,300       157,575
     Lakes Entertainment *                                 34,000        69,360
     Leggett & Platt                                        8,900       190,994
     Men's Wearhouse                                        2,800        96,572
     Meredith                                               3,400       107,066
     Movado Group                                          16,100       296,401
     Multimedia Games Holding *                            33,900       255,945
     Pier 1 Imports *                                      25,400       394,970
     Rent-A-Center                                          4,600       155,572
     Rick's Cabaret International *                        26,700       276,078
     Scholastic                                             2,800        82,628
     Service Corp International                            23,800       264,180
     Smith & Wesson Holding *                              44,800       230,272
     Sotheby's                                              6,100       204,533
     Standard Motor Products                               23,900       494,491
     Steiner Leisure * ++                                   7,000       345,660
     Systemax *                                            18,500       325,785
     Thor Industries                                        6,800       208,488
     True Religion Apparel *                               15,600       565,344
     Warnaco Group *                                        4,100       238,825
                                                                    -----------
                                                                     11,490,243
                                                                    -----------
  CONSUMER STAPLES - 4.0%
     Andersons                                              2,900       117,595
     B&G Foods, Cl A                                       15,100       342,166
     Cal-Maine Foods                                        4,500       170,820
     Corn Products International                            1,800        99,882

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  CONSUMER STAPLES - (CONTINUED)
     Elizabeth Arden *                                      3,200   $   115,104
     Fresh Del Monte Produce                                4,200       102,816
     Hain Celestial Group *                                 2,200        84,898
     J & J Snack Foods                                      6,200       316,386
     Omega Protein *                                       19,400       167,034
     Prestige Brands Holdings *                            23,700       304,308
     Ruddick                                                2,900       116,986
     Smithfield Foods *                                    10,900       243,397
     Susser Holdings *                                     17,400       414,990
     Treehouse Foods *                                      1,300        73,502
     Universal                                              9,000       403,920
     Village Super Market, Cl A                             5,800       184,150
     Winn-Dixie Stores *                                   21,300       201,285
                                                                    -----------
                                                                      3,459,239
                                                                    -----------
  ENERGY - 5.7%
     C&J Energy Services *                                 10,500       174,825
     Cloud Peak Energy *                                   27,800       526,810
     CVR Energy *                                          28,800       718,272
     Helix Energy Solutions Group *                        23,400       384,930
     ION Geophysical *                                     26,400       196,152
     Mitcham Industries *                                  15,300       335,988
     Newpark Resources *                                   26,400       214,896
     REX American Resources *                               7,500       192,750
     Stone Energy *                                        29,100       816,255
     Superior Energy Services *                             5,600       159,656
     Tesoro *                                              27,700       693,331
     W&T Offshore                                           8,300       179,363
     Western Refining                                      24,400       403,332
                                                                    -----------
                                                                      4,996,560
                                                                    -----------
  FINANCIALS - 24.0%
     1st Source                                            32,200       806,288
     Advance America Cash
        Advance Centers                                    44,290       348,562
     Alexandria Real Estate Equities REIT                   3,100       224,471
     Allied World Assurance Co
        Holdings AG ++                                      7,150       439,940
     American Financial Group                              17,800       652,726
     American Safety Insurance Holdings *                  19,100       415,425
     Amtrust Financial Services                            17,400       451,182
     Assurant                                               8,000       316,800
     Assured Guaranty ++                                   49,500       767,745
     B of I Holding *                                      12,500       208,875
     BBCN Bancorp *                                        61,200       619,344
     BioMed Realty Trust REIT                              16,500       306,405
     Calamos Asset Management, Cl A                         9,800       122,402
     Cardinal Financial                                    31,400       351,994
     Cash America International                             9,300       407,898
     CBL & Associates Properties REIT                       4,200        72,954
     Central Pacific Financial *                           18,900       257,607
     Citizens & Northern                                   31,000       651,310

        The accompanying notes are an integral part of the financial statements.

50 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Citizens Republic Bancorp *                            7,200   $    92,520
     Delphi Financial Group, Cl A                           2,800       124,628
     Dupont Fabros Technology REIT                          8,700       221,850
     Employers Holdings                                     7,400       132,904
     Endurance Specialty Holdings ++                       11,000       411,400
     Enterprise Financial Services                         13,700       169,743
     Entertainment Properties Trust REIT                    1,800        80,046
     Extra Space Storage REIT                              22,300       586,936
     Financial Institutions                                13,100       223,879
     First Citizens BancShares, Cl A                        1,100       194,062
     First Community Bancshares                            15,000       191,400
     First Defiance Financial                              13,300       205,884
     First Financial                                        7,500       262,650
     First Interstate Bancsystem                           10,500       144,480
     German American Bancorp                                5,359       107,823
     Heartland Financial USA                                7,700       127,050
     Heritage Commerce *                                   17,400        86,304
     Hudson Valley Holding                                 17,000       373,150
     Interactive Brokers Group, Cl A                       11,300       170,856
     Liberty Property Trust REIT                            2,300        76,567
     Mack-Cali Realty REIT                                 15,100       434,276
     Maiden Holdings ++                                    60,900       567,588
     Meadowbrook Insurance Group                           15,700       156,529
     Merchants Bancshares                                   4,400       125,180
     MI Developments (Canada)                               6,100       213,317
     MicroFinancial                                        14,900        97,595
     Mission West Properties REIT                          81,600       765,408
     Nelnet, Cl A                                          18,400       453,560
     Ocwen Financial *                                     30,600       440,334
     Old National Bancorp                                  28,100       330,737
     One Liberty Properties REIT                           33,100       574,285
     Pacific Premier Bancorp *                             30,500       230,580
     Peoples Bancorp                                        8,900       139,374
     Pinnacle Financial Partners *                          3,600        60,624
     Portfolio Recovery Associates *                        2,500       162,375
     Post Properties REIT                                   6,000       268,140
     Presidential Life                                      9,600       107,040
     ProAssurance                                           5,300       432,639
     Protective Life                                        9,900       247,599
     PS Business Parks REIT                                12,800       795,392
     Republic Bancorp, Cl A                                27,700       703,857
     RLI                                                    6,300       449,316
     Sandy Spring Bancorp                                  18,700       341,462
     SVB Financial Group *                                  4,100       237,964
     Validus Holdings ++                                   11,100       355,977
     Webster Financial                                     28,700       608,440
     World Acceptance *                                     2,300       146,556
                                                                    -----------
                                                                     20,852,204
                                                                    -----------
  HEALTH CARE - 6.5%
     Anika Therapeutics *                                   9,100        83,720
     Cambrex *                                             16,300       128,118

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Centene *                                             19,300   $   872,360
     Chemed                                                 9,000       505,260
     Cooper                                                 5,900       425,626
     Health Net *                                           3,600       135,864
     Hi-Tech Pharmacal *                                    2,900       113,042
     Hill-Rom Holdings                                     11,100       366,411
     Magellan Health Services *                            14,800       722,536
     Molina Healthcare *                                    5,100       156,111
     Par Pharmaceutical *                                   6,900       249,159
     PerkinElmer                                           11,800       282,964
     RTI Biologics *                                       73,300       252,885
     Select Medical Holdings *                             14,100       116,889
     Triple-S Management, Cl B * ++                         9,000       191,970
     Viropharma *                                          10,700       318,753
     WellCare Health Plans *                               12,200       729,072
                                                                    -----------
                                                                      5,650,740
                                                                    -----------
  INDUSTRIAL - 18.9%
     Aircastle                                             13,300       187,530
     Alaska Air Group *                                     8,700       662,331
     Albany International, Cl A                             5,300       127,306
     Allegiant Travel *                                     5,000       274,850
     Ampco-Pittsburgh                                      23,500       504,075
     Argan                                                 29,900       433,550
     Arkansas Best                                         31,100       563,532
     Barnes Group                                           7,000       177,030
     Barrett Business Services                             40,600       781,550
     Belden                                                 4,600       180,366
     Briggs & Stratton                                     18,600       290,346
     Brink's                                               17,900       504,601
     Cascade                                                4,400       250,008
     Consolidated Graphics *                                1,600        81,264
     Courier                                               11,500       142,255
     Crane                                                  9,700       465,600
     Deluxe                                                 6,100       155,977
     Douglas Dynamics                                       9,600       130,656
     DXP Enterprises *                                      7,600       256,348
     EMCOR Group                                            5,200       149,916
     EnerSys *                                              9,900       286,902
     Espey Manufacturing & Electronics                     12,900       307,665
     Fly Leasing, ADR                                      39,400       536,234
     Gibraltar Industries *                                15,500       242,885
     HNI                                                    9,400       255,022
     Hubbell, Cl B                                          2,400       172,704
     Huron Consulting Group *                               6,800       254,864
     ICF International *                                   10,500       297,570
     Kadant *                                              23,400       567,684
     Kelly Services, Cl A                                  17,530       283,285
     Kennametal                                            10,400       448,344
     Lincoln Electric Holdings                             10,200       438,090
     McGrath Rentcorp                                       2,500        79,600
     Miller Industries                                      8,600       140,266

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 51

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  INDUSTRIAL - (CONTINUED)
     NACCO Industries, Cl A                                 8,700   $   889,140
     NCI Building Systems *                                19,900       233,029
     Perma-Fix Environmental Services *                    79,600       127,360
     Primoris Services Corp                                40,700       647,537
     R.R. Donnelley & Sons                                 14,000       159,040
     RCM Technologies *                                    15,800        85,952
     Robbins & Myers                                        6,500       315,640
     Sauer-Danfoss *                                        6,900       347,760
     SL Industries *                                       29,600       531,320
     Tredegar                                              14,200       350,172
     Triumph Group                                          8,300       519,331
     Twin Disc                                              5,300       163,929
     U.S. Home Systems *                                   21,800       198,162
     United Stationers                                      2,600        84,058
     URS *                                                 17,800       732,470
     Versar *                                              43,300       131,199
     Wabtec                                                 4,900       337,071
                                                                    -----------
                                                                     16,483,376
                                                                    -----------
  INFORMATION TECHNOLOGY - 13.1%
     Brightpoint *                                         37,300       437,156
     CACI International, Cl A *                             4,600       269,974
     ChipMOS TECHNOLOGIES Bermuda * ++                     24,500       201,145
     Convergys *                                           33,000       439,230
     CVD Equipment *                                       10,700       153,331
     Dice Holdings *                                       43,600       412,892
     Diebold                                                8,400       266,196
     Entegris *                                            47,500       455,050
     Fair Isaac                                            11,200       405,888
     IAC/InterActiveCorp                                   14,400       620,208
     Ingram Micro, Cl A *                                   6,700       127,166
     Insight Enterprises *                                 30,400       561,184
     IXYS *                                                21,200       290,864
     Jabil Circuit                                         24,900       564,234
     Kulicke & Soffa Industries *                          38,200       412,942
     LML Payment Systems * ++                             100,800       288,288
     MAXIMUS                                               16,900       761,007
     MKS Instruments                                       22,700       684,405
     MTS Systems                                           17,400       798,486
     Netgear *                                              7,200       286,704
     Newport *                                             37,100       685,237
     Novellus Systems *                                     9,400       443,210
     Plantronics                                           13,200       491,568
     Tech Data *                                            5,300       275,176
     TeleNav *                                             56,300       418,309
     Vishay Intertechnology *                              53,400       655,752
                                                                    -----------
                                                                     11,405,602
                                                                    -----------
  MATERIALS - 6.4%
     Boise                                                 22,600       172,664
     Buckeye Technologies                                  22,300       747,719

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Cabot                                                  3,000   $   108,600
     Core Molding Technologies *                           33,200       282,200
     Domtar ++                                              3,900       336,882
     Friedman Industries                                   40,800       427,176
     Haynes International                                   4,200       255,192
     Innophos Holdings                                     11,000       549,120
     Innospec *                                            13,300       430,521
     KapStone Paper and Packaging *                        18,200       317,772
     Material Sciences *                                    6,700        53,064
     Minerals Technologies                                  1,600       101,520
     Myers Industries                                      42,000       559,020
     Neenah Paper                                           4,000        95,080
     PH Glatfelter                                         12,500       184,750
     Rockwood Holdings *                                    5,100       257,550
     Steel Dynamics                                        11,300       180,235
     UFP Technologies *                                    34,100       523,094
                                                                    -----------
                                                                      5,582,159
                                                                    -----------
  TELECOMMUNICATION SERVICES - 0.4%
     Leap Wireless International *                          9,000        77,040
     USA Mobility                                          20,300       287,245
                                                                    -----------
                                                                        364,285
                                                                    -----------
  UTILITIES - 4.1%
     Cleco                                                 15,000       596,400
     El Paso Electric                                       2,500        87,000
     Great Plains Energy                                    5,900       121,658
     PNM Resources                                         10,500       187,005
     Portland General Electric                             22,700       566,138
     Southwest Gas                                          2,000        83,600
     TECO Energy                                            8,700       157,035
     Transportadora de Gas del Sur SA,
        SP ADR                                             27,900        83,421
     UGI                                                    5,900       158,769
     Unisource Energy                                      23,200       864,432
     Westar Energy                                         22,200       631,368
                                                                    -----------
                                                                      3,536,826
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $72,877,955)                                           83,821,234
                                                                    -----------

-------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 3.1%
-------------------------------------------------------------------------------
     iShares Russell 2000 Value Index
        Fund ETF                                            9,300       651,465
     iShares S&P SmallCap 600 Value
        Index Fund ETF                                      8,700       654,762
     Rydex S&P SmallCap 600 Pure
        Value ETF                                          24,300       963,541
     Vanguard S&P Small-Cap 600
        Value ETF                                           7,500       476,775
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $2,222,420)                                             2,746,543
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.1%
-------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
        0.180%, dated 01/31/12,
        matures on 02/01/12,
        repurchase price $939,889
        (collateralized by a U.S.
        Treasury obligation, par
        value $930,000, 3.125%,
        11/15/41, total market
        value $970,369)                                 $ 939,884   $   939,884
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $939,884)                                                  939,884
                                                                    -----------
  TOTAL INVESTMENTS - 100.5%
     (Cost $76,040,259)                                              87,507,661
                                                                    -----------
  OTHER ASSETS & LIABILITIES, NET - (0.5)%                             (437,856)
                                                                    -----------
  NET ASSETS - 100.0%                                               $87,069,805
                                                                    ===========

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

ETF    - EXCHANGE TRADED FUND

REIT   - REAL ESTATE INVESTMENT TRUST

S&P    - STANDARD & POOR'S

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2         LEVEL 3
                                    TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                     VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                     01/31/12         PRICE           INPUTS          INPUTS
                                   -------------   ------------   -------------   -------------
  Common Stock **                  $  83,821,234   $ 83,821,234   $          --   $          --
  Registered Investment Companies      2,746,543      2,746,543              --              --
  Repurchase Agreement                   939,884             --         939,884              --
                                   -------------   ------------   -------------   -------------
 Total:                            $  87,507,661   $ 86,567,777   $     939,884   $          --
                                   =============   ============   =============   =============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

ENHANCED GROWTH FUND

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - 98.1%+
-------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 3.8%
      Amazon.com *                                          3,660   $   711,650
      Comcast, Cl A                                        20,000       531,800
      Expedia                                              10,480       339,238
      Garmin ++                                             7,050       293,985
      Netflix *                                             4,580       550,516
      Priceline.com *                                       1,300       688,324
                                                                    -----------
                                                                      3,115,513
                                                                    -----------

   HEALTH CARE - 7.5%
      Affymax *                                            12,000        95,880
      Agilent Technologies                                  9,760       414,507
      Alexion Pharmaceuticals *                             5,000       383,800
      Alkermes * ++                                         6,000       112,860
      Amgen                                                 5,000       339,550
      Amylin Pharmaceuticals *                              8,000       113,840
      Ariad Pharmaceuticals *                              12,000       177,000
      Biogen Idec *                                         3,000       353,760
      Bristol-Myers Squibb                                  4,000       128,960
      Celgene *                                             6,000       436,200
      Cubist Pharmaceuticals *                              4,000       163,280
      Dendreon *                                            4,000        54,320
      Endo Pharmaceuticals Holdings *                       6,000       223,020
      Gilead Sciences *                                     9,500       463,980
      Illumina *                                            5,000       258,800
      Incyte *                                              8,000       141,600
      InterMune *                                           6,000        90,000
      Life Technologies *                                   4,000       193,720
      Myriad Genetics *                                     4,000        94,640
      NuPathe *                                            29,000        63,510
      Optimer Pharmaceuticals *                            12,000       155,640
      Perrigo                                               2,200       210,320
      QIAGEN * ++                                           8,000       129,440
      Questcor Pharmaceuticals *                            3,000       106,290
      Rigel Pharmaceuticals *                              10,000        97,700
      Salix Pharmaceuticals *                               3,000       144,600
      Teva Pharmaceutical
         Industries, SP ADR                                 8,000       361,040
      United Therapeutics *                                 4,000       196,720
      Vertex Pharmaceuticals *                              6,000       221,700
      Warner Chilcott, Cl A *                               9,000       151,830
      XenoPort *                                           12,500        52,375
                                                                    -----------
                                                                      6,130,882
                                                                    -----------

   INFORMATION TECHNOLOGY - 86.0%
      Accenture, Cl A ++                                   22,350     1,281,549
      ACI Worldwide *                                       9,100       276,458
      Activision Blizzard                                  37,100       457,814
      Adobe Systems *                                      14,000       433,300
      Advanced Micro Devices *                             50,600       339,526
      Akamai Technologies *                                 8,000       258,000
      Alcatel-Lucent, SP ADR *                             84,000       146,160
      Altera                                                9,000       358,110

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Amdocs * ++                                          16,100   $   473,984
      Amphenol, Cl A                                        8,500       462,655
      Analog Devices                                       12,150       475,429
      Apple *                                              16,200     7,394,976
      Applied Materials                                    45,250       555,670
      ASML Holding ++                                      12,847       552,293
      Atmel *                                              15,000       145,650
      Autodesk *                                           19,900       716,400
      Automatic Data Processing                            12,000       657,360
      Avnet *                                               8,590       299,533
      Baidu, SP ADR *                                       4,000       510,080
      BMC Software *                                       19,300       699,432
      Broadcom, Cl A *                                     24,610       845,107
      CA                                                   20,500       528,490
      Check Point Software Technologies * ++               19,000     1,069,510
      Cisco Systems                                        85,000     1,668,550
      Citrix Systems *                                     12,800       834,688
      Cognizant Technology Solutions, Cl A *               19,170     1,375,448
      Computer Sciences                                     6,000       154,980
      Corning                                              37,610       484,041
      Cree *                                                5,000       127,150
      Cypress Semiconductor *                              11,600       199,462
      Dell *                                               31,300       539,299
      eBay *                                               31,100       982,760
      Electronic Arts *                                    10,550       195,913
      EMC *                                                45,720     1,177,747
      Equinix *                                             4,500       539,820
      F5 Networks *                                         9,000     1,077,660
      Fairchild Semiconductor International *              15,000       209,700
      Fiserv *                                              7,800       490,542
      Flextronics International * ++                       30,000       206,100
      Google, Cl A *                                        4,800     2,784,528
      GT Advanced Technologies *                           42,200       363,764
      Harris                                                8,230       337,430
      Hewlett-Packard                                      32,210       901,236
      Hitachi, ADR                                          9,500       526,585
      IAC/InterActiveCorp                                   9,125       393,014
      Informatica *                                        10,000       423,000
      Intel                                                82,000     2,166,440
      International Business Machines                      13,550     2,609,730
      Intersil, Cl A                                       14,650       164,959
      Intuit                                                8,650       488,206
      Juniper Networks *                                   19,600       410,228
      KLA-Tencor                                           15,000       766,950
      Lam Research *                                       11,550       491,915
      Lexmark International, Cl A                           8,000       279,200
      Linear Technology                                    12,350       411,502
      Marvell Technology Group * ++                        57,650       895,305
      Maxim Integrated Products                            15,000       402,600
      Microchip Technology                                 13,000       479,830
      Micron Technology *                                  70,100       532,059
      Microsoft                                           114,070     3,368,487

        The accompanying notes are an integral part of the financial statements.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      NetApp *                                             22,020   $   831,035
      Netease.com, ADR *                                    5,300       253,499
      Nintendo, ADR                                        17,100       289,674
      Nokia, SP ADR                                        29,000       146,160
      Novellus Systems *                                    8,000       377,200
      Nuance Communications *                              20,000       570,400
      NVIDIA *                                             33,425       493,687
      ON Semiconductor *                                   60,700       528,090
      Open Text (Canada) *                                  5,000       253,450
      Oracle                                               70,990     2,001,918
      Paychex                                              10,100       318,150
      Polycom *                                            14,000       279,300
      Qualcomm                                             35,600     2,093,992
      Red Hat *                                            15,200       704,824
      Research In Motion (Canada) *                         8,780       146,011
      Riverbed Technology *                                18,300       438,102
      Salesforce.com *                                     10,150     1,185,520
      Samsung Electronics, GDR ++                           2,350     1,157,375
      SanDisk *                                            20,000       917,600
      SAP, ADR                                              6,300       381,024
      Seagate Technology ++                                35,000       739,900
      Siliconware Precision Industries, ADR                34,309       193,846
      Sohu.com *                                            4,900       292,138
      Symantec *                                           25,000       429,750
      SYNNEX *                                             12,400       448,632
      Taiwan Semiconductor
         Manufacturing, SP ADR                             31,506       443,604
      TE Connectivity ++                                   14,300       487,630
      Teradata *                                           12,850       688,246
      Teradyne *                                           20,000       327,000
      Texas Instruments                                    36,000     1,165,680
      TIBCO Software *                                     13,500       351,945
      Trimble Navigation *                                  5,600       262,248
      VeriSign                                             18,400       681,904
      VMware, Cl A *                                        6,700       611,509
      Western Digital *                                    16,000       581,600
      Xilinx                                               18,000       645,300
      Yahoo! *                                             27,000       417,690
                                                                    -----------
                                                                     70,533,947
                                                                    -----------

   TELECOMMUNICATION SERVICES - 0.8%
      American Tower, REIT                                  7,050       447,746
      Millicom International Cellular ++                    2,450       242,501
                                                                    -----------
                                                                        690,247
                                                                    -----------

      TOTAL COMMON STOCK
         (Cost $52,333,427)                                          80,470,589
                                                                    -----------

-------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.7%
-------------------------------------------------------------------------------
      PowerShares Trust Series I                            9,100       550,641
                                                                    -----------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $521,471)                                                550,641
                                                                    -----------

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.3%
-------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 01/31/12,
         matures on 02/01/12,
         repurchase price $1,090,806
         (collateralized by a U.S.
         Treasury obligation,
         par value $1,080,000, 3.125%,
         11/15/41, total market
         value $1,126,880)                             $1,090,800   $ 1,090,800
                                                                    -----------

      TOTAL REPURCHASE AGREEMENT
         (Cost $1,090,800)                                            1,090,800
                                                                    -----------

   TOTAL INVESTMENTS - 100.1%
      (Cost $53,945,698)                                             82,112,030
                                                                    -----------

   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (54,250)
                                                                    -----------

   NET ASSETS - 100.0%                                              $82,057,780
                                                                    ===========

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

GDR    - GLOBAL DEPOSITARY RECEIPT

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     01/31/12        PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
   Common Stocks **                $ 80,470,589   $ 80,470,589   $        --   $         --
   Registered Investment Company        550,641        550,641            --             --
   Repurchase Agreement               1,090,800             --     1,090,800             --
                                   ------------   ------------   -----------   ------------
Total:                             $ 82,112,030   $ 81,021,230   $ 1,090,800   $         --
                                   ============   ============   ===========   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

EQUITY INCOME FUND

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - 98.8%+
-------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.6%
      Foot Locker                                          10,780   $   282,867
      Home Depot                                            7,267       322,582
      Target                                                5,037       255,930
      Time Warner                                          10,849       402,064
                                                                    -----------
                                                                      1,263,443
                                                                    -----------

   CONSUMER STAPLES - 4.9%
      Altria Group                                         13,830       392,772
      JM Smucker                                            2,958       233,031
      PepsiCo                                               4,370       286,978
      SUPERVALU                                            27,302       188,657
                                                                    -----------
                                                                      1,101,438
                                                                    -----------

   ENERGY - 12.8%
      Chevron                                               6,589       679,194
      ConocoPhillips                                        4,370       298,078
      ExxonMobil                                           10,079       844,015
      Pengrowth Energy (Canada)                            16,153       161,853
      Spectra Energy                                       11,500       362,135
      Williams                                             15,716       452,935
      WPX Energy *                                          5,239        86,339
                                                                    -----------
                                                                      2,884,549
                                                                    -----------

   FINANCIALS - 23.9%
      American Express                                      7,547       378,406
      American Financial Group                              5,871       215,290
      Annaly Capital Management REIT                       25,641       431,794
      Bank of Hawaii                                        7,201       329,230
      BOK Financial                                         5,852       325,956
      Chimera Investment REIT                             145,379       441,952
      Chubb                                                 4,444       299,570
      Commerce Bancshares                                   9,746       378,340
      Fifth Third Bancorp                                  25,805       335,723
      Home Properties REIT                                  4,667       278,060
      JPMorgan Chase                                        7,070       263,711
      Macerich REIT                                         4,392       238,486
      Rayonier REIT                                         7,162       327,518
      Trustmark                                            16,357       385,534
      U.S. Bancorp                                         17,935       506,126
      Wells Fargo                                           8,370       244,488
                                                                    -----------
                                                                      5,380,184
                                                                    -----------

   HEALTH CARE - 11.1%
      Bristol-Myers Squibb                                 18,213       587,187
      Johnson & Johnson                                     8,605       567,156
      Merck                                                12,355       472,702
      Pfizer                                               24,553       525,434
      UnitedHealth Group                                    6,614       342,539
                                                                    -----------
                                                                      2,495,018
                                                                    -----------

   INDUSTRIAL - 15.4%
      Boeing                                                4,147       307,624
      Deluxe                                               15,491       396,105

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
      Eaton                                                 9,460   $   463,824
      General Electric                                     27,852       521,111
      Lockheed Martin                                       4,147       341,381
      National Presto Industries                            3,758       367,232
      Northrop Grumman                                      4,094       237,657
      Raytheon                                              6,147       294,995
      Textainer Group Holdings                              6,748       213,169
      WW Grainger                                           1,767       337,038
                                                                    -----------
                                                                      3,480,136
                                                                    -----------

   INFORMATION TECHNOLOGY - 7.9%
      Intel                                                10,625       280,713
      International Business Machines                       3,905       752,103
      Microsoft                                            15,500       457,715
      Seagate Technology ++                                 13,651      288,582
                                                                    -----------
                                                                      1,779,113
                                                                    -----------

   MATERIALS - 2.9%
      EI Du Pont de Nemours                                 5,965       303,559
      International Paper                                  11,178       348,083
                                                                    -----------
                                                                        651,642
                                                                    -----------

   TELECOMMUNICATION SERVICES - 5.9%
      AT&T                                                  7,798       229,339
      BCE (Canada)                                         11,509       469,567
      Verizon Communications                               16,614       625,683
                                                                    -----------
                                                                      1,324,589
                                                                    -----------

   UTILITIES - 8.4%
      CMS Energy                                           15,861       346,246
      Duke Energy                                          16,148       344,114
      Edison International                                  8,094       332,178
      Exelon                                               10,045       399,590
      Xcel Energy                                          17,354       461,616
                                                                    -----------
                                                                      1,883,744
                                                                    -----------

      TOTAL COMMON STOCK
         (Cost $19,122,563)                                          22,243,856
                                                                    -----------

-------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.2%
-------------------------------------------------------------------------------
      Dreyfus Cash Management                              61,925        61,925
      SPDR S&P 500 ETF Trust                                1,628       213,610
                                                                    -----------

      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $267,856)                                                275,535
                                                                    -----------

      TOTAL INVESTMENTS - 100.0%
         (Cost $19,390,419)                                          22,519,391
                                                                    -----------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 5,281
                                                                    -----------
   NET ASSETS - 100.0%                                              $22,524,672
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ETF   - EXCHANGE TRADED FUND

REIT  - REAL ESTATE INVESTMENT TRUST

S&P   - STANDARD & POOR'S

SPDR  - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                              LEVEL 2       LEVEL 3
                                TOTAL FAIR      LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                 VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                 01/31/12        PRICE        INPUTS         INPUTS
                                -----------   -----------   -----------   ------------
Investment in Securities**      $22,519,391   $22,519,391   $        --   $         --
                                ===========   ===========   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

-------------------------------------------------------------------------------
Description                                              Shares           Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - 97.4%+
-------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 20.7%
      Chipotle Mexican Grill *                           32,305   $  11,865,303
      Coach                                             196,730      13,780,936
      Deckers Outdoor *                                  61,440       4,967,424
      Dick's Sporting Goods                             365,945      15,080,593
      Gentex                                            286,485       7,697,852
      LKQ *                                             441,345      14,387,847
      O'Reilly Automotive *                             208,495      16,994,427
      Panera Bread, Cl A *                              116,970      17,340,803
      Polaris Industries                                 59,530       3,833,732
      Tractor Supply                                    216,630      17,497,205
                                                                  -------------
                                                                    123,446,122
                                                                  -------------
   CONSUMER STAPLES - 3.7%
      Church & Dwight                                   283,160      12,846,969
      JM Smucker                                        114,030       8,983,283
                                                                  -------------
                                                                     21,830,252
                                                                  -------------
   ENERGY - 9.9%
      CARBO Ceramics                                     55,610       5,408,072
      Concho Resources *                                132,330      14,114,318
      FMC Technologies *                                252,850      12,923,164
      Oil States International *                        143,355      11,423,960
      Range Resources                                   125,510       7,219,335
      Whiting Petroleum *                               157,650       7,896,689
                                                                  -------------
                                                                     58,985,538
                                                                  -------------
   FINANCIALS - 5.8%
      Affiliated Managers Group *                        89,065       8,951,923
      East West Bancorp                                 346,170       7,601,893
      IntercontinentalExchange *                         76,515       8,759,437
      Signature Bank *                                  158,700       9,228,405
                                                                  -------------
                                                                     34,541,658
                                                                  -------------
   HEALTH CARE - 12.2%
      Cerner *                                          239,235      14,567,019
      CR Bard                                            71,380       6,604,078
      DENTSPLY International                            156,360       5,901,026
      Edwards Lifesciences *                             47,655       3,939,639
      IDEXX Laboratories *                              158,710      13,425,279
      Perrigo                                            56,445       5,396,142
      SXC Health Solutions *                            203,205      12,814,107
      Varian Medical Systems *                          158,115      10,415,035
                                                                  -------------
                                                                     73,062,325
                                                                  -------------
   INDUSTRIAL - 20.4%
      AMETEK                                            226,630      10,651,610
      CH Robinson Worldwide                             127,540       8,779,854
      Copart *                                          222,070      10,446,173
      Expeditors International of
         Washington                                     202,815       9,055,690
      Fastenal                                          314,890      14,699,065
      Genesee & Wyoming, Cl A *                         136,615       8,483,792
      IDEX                                              166,980       6,766,030

-------------------------------------------------------------------------------
Description                                              Shares           Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      IHS, Cl A *                                       152,610   $  13,655,543
      Lincoln Electric Holdings                         222,110       9,539,625
      Roper Industries                                  164,090      15,324,365
      Stericycle *                                      166,900      14,022,938
                                                                  -------------
                                                                    121,424,685
                                                                  -------------
   INFORMATION TECHNOLOGY - 23.2%
      Amphenol, Cl A                                    227,060      12,358,876
      ANSYS *                                           230,690      13,954,438
      Citrix Systems *                                  165,915      10,819,317
      Cognizant Technology Solutions, Cl A *            212,740      15,264,095
      F5 Networks *                                      66,715       7,988,454
      FactSet Research Systems                          112,015       9,893,165
      Fiserv *                                          115,745       7,279,203
      Intuit                                            262,605      14,821,426
      MICROS Systems *                                  264,895      13,167,930
      Red Hat *                                         144,095       6,681,685
      Riverbed Technology *                             275,310       6,590,921
      Teradata *                                        151,805       8,130,676
      Trimble Navigation *                              251,290      11,767,911
                                                                  -------------
                                                                    138,718,097
                                                                  -------------
   MATERIALS - 1.5%
      Sigma-Aldrich                                     135,740       9,235,750
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $448,854,904)                                        581,244,427
                                                                  -------------

-------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 2.7%
-------------------------------------------------------------------------------
      Dreyfus Cash Management                        16,007,488      16,007,488
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $16,007,488)                                          16,007,488
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $464,862,392)                                           597,251,915
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                            (711,518)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 596,540,397
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of Januray 31, 2012 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                           LEVEL 2        LEVEL 3
                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                             VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                             01/31/12        PRICE         INPUTS         INPUTS
                                           ------------   ------------   -----------   ------------
Investment in Securities**                 $597,251,915   $597,251,915   $        --   $         --
                                           ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakout.

        The accompanying notes are an integral part of the financial statements.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

-------------------------------------------------------------------------------
Description                                              Shares           Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - 98.6%+
-------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 18.0%
      BJ's Restaurants *                                 10,650   $     532,820
      Dick's Sporting Goods                               7,850         323,498
      Hibbett Sports *                                   17,830         854,592
      JOS A Bank Clothiers *                              8,635         412,321
      LKQ *                                              17,590         573,434
      Monro Muffler Brake                                21,847         916,263
      Panera Bread, Cl A *                                4,125         611,531
      Ulta Salon, Cosmetics & Fragrance *                11,280         859,762
      Vitamin Shoppe *                                   10,630         454,326
                                                                  -------------
                                                                      5,538,547
                                                                  -------------
   CONSUMER STAPLES - 1.7%
      TreeHouse Foods *                                   9,280         524,691
                                                                  -------------
   ENERGY - 8.3%
      Dril-Quip *                                        10,140         668,936
      GeoResources *                                     22,270         681,685
      Rosetta Resources *                                12,590         604,194
      SM Energy                                           8,130         590,075
                                                                  -------------
                                                                      2,544,890
                                                                  -------------
   FINANCIALS - 4.9%
      Affiliated Managers Group *                         3,100         311,581
      MarketAxess Holdings                               15,670         486,554
      Texas Capital Bancshares *                         22,475         712,907
                                                                  -------------
                                                                      1,511,042
                                                                  -------------
   HEALTH CARE - 19.2%
      Cantel Medical                                     10,255         323,750
      Haemonetics *                                       7,640         496,294
      HMS Holdings *                                     22,385         738,929
      IDEXX Laboratories *                                5,335         451,288
      Medidata Solutions *                               24,440         510,796
      MWI Veterinary Supply *                             8,200         643,782
      Neogen *                                           10,860         353,710
      PAREXEL International *                            20,050         483,205
      Quality Systems                                    12,860         521,602
      SXC Health Solutions *                             13,345         841,536
      Techne                                              7,715         526,549
                                                                  -------------
                                                                      5,891,441
                                                                  -------------
   INDUSTRIAL - 20.5%
      Acuity Brands                                      11,825         688,570
      Aerovironment *                                     8,570         238,846
      Allegiant Travel *                                  8,675         476,865
      CIRCOR International                               12,410         470,463
      Donaldson                                           8,610         622,503
      Genesee & Wyoming, Cl A *                          13,950         866,295
      Healthcare Services Group                          34,595         646,581
      Kaydon                                             10,815         369,008
      Marten Transport                                   24,880         543,628

-------------------------------------------------------------------------------
Description                                              Shares           Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Middleby *                                          6,730   $     647,090
      RBC Bearings *                                     15,575         705,236
                                                                  -------------
                                                                      6,275,085
                                                                  -------------
   INFORMATION TECHNOLOGY - 22.8%
      Bottomline Technologies *                          24,745         676,528
      Concur Technologies *                              10,915         571,400
      Constant Contact *                                 20,425         510,216
      DTS *                                              12,660         358,658
      Factset Research Systems                            4,900         432,768
      Interactive Intelligence Group *                   20,765         535,945
      Liquidity Services *                               16,050         553,886
      LogMeIn *                                          11,230         447,291
      Opnet Technologies                                 12,340         437,453
      Pegasystems                                        11,515         326,565
      Riverbed Technology *                              21,845         522,969
      Tyler Technologies *                               24,625         865,076
      Ultimate Software Group *                          11,135         742,593
                                                                  -------------
                                                                      6,981,348
                                                                  -------------
   MATERIALS - 3.2%
      Balchem                                            18,632         705,035
      Sensient Technologies                               6,770         268,227
                                                                  -------------
                                                                        973,262
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $25,918,753)                                          30,240,306
                                                                  -------------

-------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.7%
-------------------------------------------------------------------------------
      Dreyfus Cash Management                           520,901         520,901
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $520,901)                                                520,901
                                                                  -------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $26,439,654)                                             30,761,207
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.3)%                             (79,888)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  30,681,319
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                           LEVEL 2        LEVEL 3
                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                             VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                             01/31/12        PRICE         INPUTS         INPUTS
                                           ------------   ------------   -----------   ------------
Investment in Securities**                 $ 30,761,207   $ 30,761,207   $        --   $         --
                                           ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakout.

        The accompanying notes are an integral part of the financial statements.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - 98.2%
-------------------------------------------------------------------------------
  AUSTRALIA - 6.2%
     Ausdrill                                             250,000   $   944,869
     Australia & New Zealand
        Banking Group                                      60,000     1,363,796
     Beach Energy                                         500,000       785,621
     BHP Billiton                                          40,000     1,591,626
     Commonwealth Bank of Australia                        30,000     1,613,496
     CSL                                                   25,000       826,229
     Flight Centre (A)                                     30,000       614,695
     GrainCorp                                            100,000       832,334
     Iluka Resources                                       50,000       972,471
     Leighton Holdings                                     35,000       870,606
     Stockland                                            250,000       891,786
     Suncorp Group *                                       70,000       624,993
     Telstra                                              170,000       601,000
                                                                    -----------
                                                                     12,533,522
                                                                    -----------
  BELGIUM - 2.6%
     Anheuser-Busch InBev NV                               20,000     1,212,688
     Belgacom                                              25,000       780,412
     Delhaize Group                                        15,000       816,906
     KBC Groep NV                                          50,000       948,005
     Nyrstar *                                             80,000       747,050
     UCB                                                   17,000       691,341
                                                                    -----------
                                                                      5,196,402
                                                                    -----------
  BRAZIL - 5.5%
     Banco do Brasil                                      110,000     1,711,825
     Banco do Estado do Rio Grande do Sul                  70,000       806,090
     BM&FBovespa                                           90,000       566,106
     Companhia de Bebidas das Americas
        (AmBev), ADR                                       15,000       545,850
     Cosan Industria e Comercio                            40,000       647,207
     Eletropaulo Metropolitana
        Eletricidade de Sao Paulo                          50,000     1,036,229
     Embraer                                               30,000       822,600
     Ez Tec Empreendimentos e Participacoes                60,000       609,203
     Klabin                                               220,000     1,019,918
     Petroleo Brasileiro, ADR                              45,000     1,374,750
     Telefonica Brasil                                     25,000       696,114
     Ultrapar Participacoes                                30,000       606,971
     Vale, SP ADR                                          30,000       759,000
                                                                    -----------
                                                                     11,201,863
                                                                    -----------
  CANADA - 2.7%
     Alimentation Couche Tard                              30,000       911,040
     Barrick Gold                                          17,000       838,556
     Cenovus Energy                                        25,000       912,287
     Centerra Gold                                         40,000       791,862
     Intact Financial                                      20,000     1,179,216
     Precision Drilling *                                  90,000       923,606
                                                                    -----------
                                                                      5,556,567
                                                                    -----------

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
  CHINA - 0.4%
     Yangzijiang Shipbuilding Holdings                  1,000,000   $   878,483
                                                                    -----------
  CYPRUS - 0.5%
     ProSafe                                              120,000       930,629
                                                                    -----------
  FRANCE - 7.0%
     Arkema                                                12,000       969,732
     AtoS                                                  17,000       854,336
     AXA                                                   44,311       672,634
     BNP Paribas                                           20,000       846,828
     Casino Guichard-Perrachon                             12,000     1,067,364
     Christian Dior                                         9,000     1,273,773
     Cie de St-Gobain                                      20,000       889,993
     Natixis                                              200,000       614,781
     Safran                                                25,000       778,940
     Sanofi                                                20,000     1,477,305
     Suez Environnement                                    50,000       640,026
     Total                                                 30,000     1,585,546
     Valeo                                                 20,000       938,783
     Vinci                                                 18,000       834,898
     Vivendi                                               40,000       837,148
                                                                    -----------
                                                                     14,282,087
                                                                    -----------
  GERMANY - 4.3%
     BASF                                                  22,000     1,691,510
     Bayer                                                 15,000     1,050,490
     Bayerische Motoren Werke                              20,000     1,710,660
     Deutsche Post                                         60,000       996,730
     E.ON                                                  35,000       748,299
     Freenet                                               60,000       805,624
     Hannover Rueckversicherung                            20,000     1,064,355
     SAP *                                                 12,000       725,023
                                                                    -----------
                                                                      8,792,691
                                                                    -----------
  HONG KONG - 4.2%
     BOC Hong Kong Holdings                               500,000     1,321,677
     Cheung Kong Holdings                                  80,000     1,076,941
     Giordano International                             1,500,000     1,197,246
     Johnson Electric Holdings                          1,200,000       710,224
     Kerry Properties                                     350,000     1,342,630
     Power Assets Holdings                                140,000     1,010,019
     SmarTone Telecommunications Holding                  400,000       677,730
     Sun Hung Kai Properties                               90,000     1,246,373
                                                                    -----------
                                                                      8,582,840
                                                                    -----------
  HUNGARY - 1.2%
     MOL Hungarian Oil and Gas *                           10,000       835,658
     OTP Bank                                              50,000       891,888
     Richter Gedeon Nyrt                                    4,500       740,091
                                                                    -----------
                                                                      2,467,637
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
  IRELAND - 1.8%
     CRH                                                   60,000   $ 1,190,356
     Experian                                              70,000       948,078
     Kerry Group                                           25,000       917,756
     Shire                                                 20,000       663,725
                                                                    -----------
                                                                      3,719,915
                                                                    -----------
  ITALY - 1.7%
     Enel SpA                                             160,000       654,231
     ENI SpA                                               40,000       884,238
     Intesa Sanpaolo SpA                                  600,000     1,145,847
     Pirelli & C SpA                                       80,000       739,830
                                                                    -----------
                                                                      3,424,146
                                                                    -----------
  JAPAN - 17.9%
     Aeon                                                  60,000       791,131
     Aisin Seiki                                           20,000       631,855
     Asahi Glass                                          100,000       814,747
     Asahi Kasei                                          120,000       758,856
     Canon                                                 20,000       863,290
     Daiwa House Industry                                  70,000       884,414
     East Japan Railway                                    12,000       776,961
     Fuji Oil                                              50,000       701,260
     Heiwa                                                 40,000       719,496
     Hitachi                                              300,000     1,676,725
     Idemitsu Kosan                                         6,500       703,555
     Isuzu Motors                                         150,000       759,643
     Itochu                                               100,000     1,087,641
     K's Holdings                                          20,000       699,292
     Kao                                                   30,000       789,557
     KDDI                                                     100       633,692
     Marubeni                                             120,000       828,129
     Medipal Holdings                                      70,000       763,186
     Melco Holdings                                        25,000       633,036
     Mitsubishi Chemical Holdings                         120,000       673,839
     Mitsui                                                45,000       763,973
     Mizuho Financial Group                               600,000       905,274
     NHK Spring                                           100,000       959,066
     Nippon Express                                       200,000       800,315
     Nippon Light Metal                                   450,000       596,300
     Nippon Telegraph and Telephone                        12,000       599,843
     Nishi-Nippon City Bank                               250,000       731,435
     Nissan Motor                                         100,000       943,322
     Nomura Research Institute                             40,000       910,522
     ORIX                                                  10,000       935,450
     Osaka Gas                                            250,000     1,003,674
     OTSUKA                                                10,000       716,347
     Resona Holdings                                      200,000       889,530
     SANKYU                                               240,000       922,592
     Sega Sammy Holdings                                   40,000       865,914
     Sharp                                                 75,000       645,500
     Softbank                                              20,000       557,072
     Sumitomo                                              60,000       861,978

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
  JAPAN - (CONTINUED)
     Sumitomo Heavy Industries                            150,000   $   960,378
     Sumitomo Mitsui Financial Group                       40,000     1,272,632
     Sumitomo Mitsui Trust Holdings                       250,000       780,635
     Takeda Pharmaceutical                                 20,000       868,538
     YAMADA DENKI                                          13,000       828,916
     Zeon                                                 100,000       877,722
                                                                    -----------
                                                                     36,387,233
                                                                    -----------
  NETHERLANDS - 3.7%
     Aalberts Industries                                   50,000       937,541
     AEGON *                                              200,000       969,261
     ING Groep *                                           90,000       819,123
     Koninklijke Ahold                                     60,000       795,029
     Koninklijke DSM                                       15,000       769,620
     Koninklijke KPN                                       60,000       657,685
     Nutreco                                               12,000       850,438
     Royal Dutch Shell, Cl B                               50,000     1,818,863
                                                                    -----------
                                                                      7,617,560
                                                                    -----------
  NEW ZEALAND - 0.8%
     Chorus                                               150,000       403,742
     Telecom                                              750,000     1,297,299
                                                                    -----------
                                                                      1,701,041
                                                                    -----------
  NORWAY - 3.5%
     Fred Olsen Energy                                     25,000       942,134
     Gjensidige Forsikring                                 70,000       809,528
     Statoil                                               80,000     2,005,795
     Telenor                                               50,000       815,153
     TGS Nopec Geophysical                                 60,000     1,501,278
     Yara International                                    25,000     1,006,051
                                                                    -----------
                                                                      7,079,939
                                                                    -----------
  POLAND - 1.8%
     Bank Pekao                                            15,000       732,614
     KGHM Polska Miedz                                     15,000       648,940
     PGE Grupa Energetyczna                               120,000       761,993
     Polski Koncern Naftowy Orlen *                        65,000       739,680
     Powszechna Kasa Oszczednosci
        Bank Polski                                        75,000       810,013
                                                                    -----------
                                                                      3,693,240
                                                                    -----------
  RUSSIA - 1.3%
     Gazprom, SP ADR                                       75,000       903,750
     Lukoil, SP ADR                                        12,000       700,080
     MMC Norilsk Nickel, ADR                               30,000       575,100
     Mobile TeleSystems, SP ADR                            30,000       502,800
                                                                    -----------
                                                                      2,681,730
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
  SINGAPORE - 1.4%
     DBS Group Holdings                                    80,000   $   861,788
     Golden Agri-Resources                              1,700,000       993,362
     UOL Group                                            300,000     1,097,110
                                                                    -----------
                                                                      2,952,260
                                                                    -----------
  SOUTH KOREA - 5.7%
     Honam Petrochemical *                                  4,000     1,305,025
     Hynix Semiconductor *                                 50,000     1,195,086
     Hyundai Motor                                          5,000       983,665
     Kia Motors                                            20,000     1,201,763
     Korean Air Lines *                                    25,000     1,132,773
     KT&G                                                  14,000       979,570
     Samsung Electronics                                    2,500     2,463,613
     Shinhan Financial Group *                             40,000     1,593,448
     SK Telecom                                             6,000       761,116
                                                                    -----------
                                                                     11,616,059
                                                                    -----------
  SPAIN - 1.6%
     Banco Santander                                      120,000       933,943
     Gas Natural SDG                                       45,000       735,775
     Mapfre                                               250,000       830,608
     Repsol YPF                                            25,000       686,723
                                                                    -----------
                                                                      3,187,049
                                                                    -----------
  SWITZERLAND - 4.5%
     ABB *                                                 60,000     1,252,797
     Nestle                                                30,000     1,719,174
     Novartis                                              20,000     1,082,021
     Roche Holding                                         10,000     1,692,558
     Sika                                                     400       825,638
     Swatch Group                                           2,000       842,586
     Swiss Life Holding *                                   8,000       794,351
     Zurich Financial Services *                            4,000       960,348
                                                                    -----------
                                                                      9,169,473
                                                                    -----------
  TURKEY - 2.6%
     Arcelik                                              200,000       866,702
     Haci Omer Sabanci Holding                            250,000       956,749
     KOC Holding                                          220,000       856,797
     Tupras Turkiye Petrol Rafinerileri                    35,000       797,760
     Turk Telekomunikasyon                                170,000       759,659
     Turkiye Halk Bankasi                                 150,000       987,703
                                                                    -----------
                                                                      5,225,370
                                                                    -----------
  UNITED KINGDOM - 15.3%
     AstraZeneca                                           38,085     1,833,133
     Barclays                                             300,000     1,004,806
     BHP Billiton                                          35,000     1,170,895
     BP                                                   250,000     1,854,909

-------------------------------------------------------------------------------
Description                                            Shares/Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
  UNITED KINGDOM - (CONTINUED)
     British American Tobacco                              30,000   $ 1,378,979
     Britvic                                              120,000       650,489
     Burberry Group                                        30,000       634,415
     Compass Group                                        110,000     1,020,958
     Croda International                                   30,000       914,750
     Drax Group                                           100,000       837,536
     Firstgroup                                           140,000       683,895
     GlaxoSmithKline                                       70,000     1,555,311
     HSBC Holdings                                        168,000     1,402,295
     IG Group Holdings                                    120,000       895,745
     IMI                                                   70,000       941,459
     Imperial Tobacco Group                                30,000     1,073,117
     Inmarsat                                              80,000       504,759
     John Wood Group                                       77,777       806,449
     Old Mutual                                           600,000     1,380,397
     Petrofac                                              90,000     2,063,505
     Reckitt Benckiser Group                               18,000       957,580
     Rentokil Initial *                                   600,000       709,581
     Rio Tinto                                             25,000     1,498,976
     Rolls-Royce Holdings *                                70,000       811,299
     Tesco                                                150,000       755,437
     Unilever                                              60,000     1,934,447
     Vodafone Group                                       300,000       807,438
     WH Smith                                             120,000     1,043,807
                                                                    -----------
                                                                     31,126,367
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $182,552,286)                                         200,004,103
                                                                    -----------

-------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 0.2%
-------------------------------------------------------------------------------
     Fidelity Institutional Government Portfolio (B)      150,000       150,000
     Invesco AIM Government & Agency Portfolio (B)        150,000       150,000
     JP Morgan US Government Money Market (B)              35,000        35,000
     RBC US Government Money Market (B)                   150,580       150,580
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $485,580)                                                 485,580
                                                                    -----------

-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 1.7%
-------------------------------------------------------------------------------
     BNP Paribas (B)
        0.200%, dated 01/31/12, matures on
        02/01/12, repurchase price $150,001
        (collateralized by a Novartis
        Capital corporate bond, par value
        $135,632, 4.400%, 04/24/20, total
        market value $157,501)                         $  150,000       150,000

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
     Credit Suisse Securities (USA) 0.180%, dated
        01/31/12, matures on 02/01/12, repurchase
        price $3,228,481 (collateralized by a U.S.
        Treasury obligation, par value $3,185,000,
        3.125%, 11/15/41, total market value
        $3,323,253)                                    $3,228,464  $  3,228,464
                                                                   ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $3,378,464)                                                3,378,464
                                                                   ------------
  TOTAL INVESTMENTS - 100.1%
     (Cost $186,416,330)                                            203,868,147
                                                                   ------------
  OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (120,924)
                                                                   ------------
  NET ASSETS - 100.0%                                              $203,747,223
                                                                   ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2012. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2012 IS $573,210.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

SPA    - STANDBY PURCHASE AGREEMENT

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JANUARY 31, 2012 WERE AS FOLLOWS:

                          PRINCIPAL
CONTRACTS                   AMOUNT                                  NET
TO BUY OR                 COVERED BY                COUNTER-     UNREALIZED
TO SELL       CURRENCY    CONTRACTS    EXPIRATION    PARTY     DEPRECIATION**
-----------------------------------------------------------------------------
Sell             EUR      11,000,000      04/12        BBH     $     (137,984)
                                                               ==============

**    The primary risk exposure is foreign exchange contracts.

BBH   - BROWN BROTHERS HARRIMAN & CO.

EUR   - EUROPEAN EURO

A summary of the inputs used to value the Fund's net assets as of Janaury 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                        LEVEL 2         LEVEL 3
                                      TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                       VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                       01/31/12          PRICE           INPUTS          INPUTS
                                     -------------   -------------   -------------   --------------
Assets:
   Common Stocks***                  $ 200,004,103   $ 200,004,103   $          --   $           --
   Registered Investment Companies         485,580         485,580              --               --
   Repurchase Agreements                 3,378,464              --       3,378,464               --
Liabilities:
   Derivatives (1)
      Foreign Exchange Contracts          (137,984)             --        (137,984)              --
                                     -------------   -------------   -------------   --------------
Total:                               $ 203,730,163   $ 200,489,683   $   3,240,480   $           --
                                     =============   =============   =============   ==============

***   See schedule of investments detail for country breakout.

(1)   Investments in derivatives include open foreign currency contracts.

        The accompanying notes are an integral part of the financial statements.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP CORE EQUITY FUND

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - 99.0%+
-------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 9.1%
     Autozone *                                               900   $   313,092
     Bed Bath & Beyond *                                    2,800       169,960
     Coach                                                  3,100       217,155
     Dollar General *                                       4,300       183,223
     Home Depot                                            29,995     1,331,478
     Las Vegas Sands *                                     15,600       766,116
     Liberty Interactive, Cl A *                            9,900       169,488
     Macy's                                                20,700       697,383
     McDonald's                                             6,500       643,825
     PetSmart                                               4,625       246,143
     Sally Beauty Holdings *                                9,280       191,354
     Starbucks                                              6,100       292,373
     Target                                                 6,300       320,103
     Walt Disney                                            6,970       271,133
     Yum! Brands                                            3,575       226,405
                                                                    -----------
                                                                      6,039,231
                                                                    -----------
  CONSUMER STAPLES - 11.1%
     Altria Group                                          19,510       554,084
     Coca-Cola                                             26,360     1,780,091
     Coca-Cola Enterprises                                 51,600     1,382,364
     Constellation Brands, Cl A *                           8,100       169,290
     Kellogg                                                3,000       148,560
     Kraft Foods, Cl A                                      6,755       258,717
     Molson Coors Brewing, Cl B                             6,800       291,652
     Philip Morris International                           14,323     1,070,931
     Procter & Gamble                                      27,200     1,714,688
                                                                    -----------
                                                                      7,370,377
                                                                    -----------
  ENERGY - 11.6%
     Anadarko Petroleum                                     4,800       387,456
     Chevron                                               16,600     1,711,128
     ConocoPhillips                                        14,030       956,986
     Denbury Resources *                                   11,500       216,890
     EQT                                                    3,600       181,872
     ExxonMobil                                            31,962     2,676,498
     Occidental Petroleum                                   8,071       805,244
     Schlumberger ++                                        3,457       259,863
     Valero Energy                                         20,900       501,391
                                                                    -----------
                                                                      7,697,328
                                                                    -----------
  FINANCIALS - 1 1.7%
     Allied World Assurance Co Holdings AG ++               7,300       449,169
     Allstate                                               9,000       259,650
     Discover Financial Services                           23,600       641,448
     Fifth Third Bancorp                                   29,100       378,591
     IntercontinentalExchange *                             1,400       160,272
     JPMorgan Chase                                        33,465     1,248,245
     Regions Financial                                     38,300       199,926
     Reinsurance Group of America                          16,600       904,534
     SLM                                                   12,100       180,895

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     State Street                                           6,100   $   238,998
     SunTrust Banks                                        17,300       355,861
     TD Ameritrade Holding                                 47,200       760,392
     Travelers                                              3,300       192,390
     Wells Fargo                                           61,845     1,806,492
                                                                    -----------
                                                                      7,776,863
                                                                    -----------
  HEALTH CARE - 13.0%
     Aetna                                                 17,300       756,010
     Amgen                                                  4,300       292,013
     Biogen Idec *                                          2,600       306,592
     Cardinal Health                                        4,400       189,332
     Cigna                                                  6,200       277,946
     Cooper                                                 6,800       490,552
     Gilead Sciences *                                     35,245     1,721,366
     Humana                                                 1,900       169,138
     McKesson                                               8,100       661,932
     Merck                                                 13,390       512,301
     Pfizer                                                39,117       837,104
     Stryker                                                4,900       271,607
     Thermo Fisher Scientific *                            13,300       703,570
     UnitedHealth Group                                     3,880       200,945
     Vertex Pharmaceuticals *                               6,700       247,565
     Watson Pharmaceuticals *                              12,800       750,464
     WellPoint                                              4,060       261,139
                                                                    -----------
                                                                      8,649,576
                                                                    -----------
  INDUSTRIAL - 1 1.4%
     3M                                                     1,500       130,065
     Caterpillar                                            4,600       501,952
     CSX                                                   27,500       620,125
     Cummins                                                2,100       218,400
     Delta Air Lines *                                    114,000     1,202,700
     Eaton                                                 11,500       563,845
     General Electric                                      82,655     1,546,475
     Parker Hannifin                                       10,200       822,936
     Tyco International ++                                  4,400       224,180
     United Parcel Service, Cl B                           19,935     1,508,083
     WW Grainger                                            1,255       239,379
                                                                    -----------
                                                                      7,578,140
                                                                    -----------
  INFORMATION TECHNOLOGY - 20.4%
     Activision Blizzard                                   39,700       489,898
     Analog Devices                                         4,620       180,781
     Apple *                                                8,715     3,978,223
     Applied Materials                                     33,200       407,696
     Avago Technologies ++                                  6,500       220,610
     Cisco Systems                                         30,100       590,863
     eBay *                                                27,100       856,360
     Global Payments                                       28,200     1,410,564
     Google, Cl A *                                           700       406,077
     Hewlett-Packard                                       12,400       346,952

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                Shares         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
-------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Intuit                                                 3,500   $   197,540
     Mastercard, Cl A                                         900       320,013
     Microsoft                                             35,525     1,049,053
     NetApp *                                               5,160       194,738
     Oracle                                                16,838       474,832
     Qualcomm                                              11,175       657,314
     Symantec *                                            10,100       173,619
     Visa Inc, Cl A                                         2,000       201,280
     Western Digital *                                     39,700     1,443,095
                                                                    -----------
                                                                     13,599,508
                                                                    -----------
  MATERIALS - 5.3%
     Airgas                                                11,100       876,123
     CF Industries Holdings                                 5,100       904,638
     Eastman Chemical                                      19,300       971,176
     Mosaic                                                 3,300       184,701
     Praxair                                                5,567       591,215
                                                                    -----------
                                                                      3,527,853
                                                                    -----------
  TELECOMMUNICATION SERVICES - 1.3%
     Verizon Communications                                22,900       862,414
                                                                    -----------
  UTILITIES - 4.1%
     CenterPoint Energy                                    40,400       746,188
     DTE Energy                                            14,300       760,900
     Edison International                                  29,000     1,190,160
                                                                    -----------
                                                                      2,697,248
                                                                    -----------
  TOTAL COMMON STOCK
     (Cost $59,152,654)                                              65,798,538
                                                                    -----------

-------------------------------------------------------------------------------
Description                                                   Par         Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 1.2%
-------------------------------------------------------------------------------
     Credit Suisse Securities (USA) 0.180%, dated
        01/31/12, matures on 02/01/12, repurchase
        price $808,770 (collateralized by a U.S.
        Treasury obligation, par value $800,000,
        3.125%, 11/15/41, total market value
        $834,726)                                      $  808,766   $   808,766
                                                                    -----------
  TOTAL REPURCHASE AGREEMENT
     (Cost $808,766)                                                    808,766
                                                                    -----------
  TOTAL INVESTMENTS - 100.2%
     (Cost $59,961,420)                                              66,607,304
                                                                    -----------
  OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (122,737)
                                                                    -----------
  NET ASSETS - 100.0%                                               $66,484,567
                                                                    ===========

--------------------------------------------------------------------------------
*       NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL      - CLASS

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2012 IS AS FOLLOWS:

                                                          UNREALIZED
LONG FUTURES        NUMBER OF   EXPIRATION   COUNTER-    APPRECIATION
OUTSTANDING         CONTRACTS      DATE       PARTY     (DEPRECIATION)**
-------------------------------------------------------------------------
S&P 500 E-MINI          7       MARCH 2012     GSC          $ 4,788
S&P 500 E-MINI          3       MARCH 2012     GSC           (2,004)
-------------------------------------------------------------------------
NET UNREALIZED APPRECIATION ON FUTURES                      $ 2,784

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

        The accompanying notes are an integral part of the financial statements.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP CORE EQUITY FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                         LEVEL 2         LEVEL 3
                                      TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                       VALUE AT          QUOTED       OBSERVABLE      UNOBSERVABLE
                                       01/31/12          PRICE           INPUTS          INPUTS
                                     -------------   -------------   -------------   --------------
Assets:
   Common Stock***                   $  65,798,538   $  65,798,538   $          --   $           --
   Repurchase Agreement                    808,766              --         808,766               --
   Derivatives (1)
      Equity Contracts                       4,788           4,788              --               --
Liabilities:
   Derivatives (1)
      Equity Contracts                      (2,004)         (2,004)             --               --
                                     -------------   -------------   -------------   --------------
Total:                               $  66,610,088   $  65,801,322   $     808,766   $           --
                                     =============   =============   =============   ==============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.2%
      Dick's Sporting Goods                                 33,010   $ 1,360,342
      Dollar Tree *                                         11,990     1,016,872
      Hasbro                                                21,770       759,991
      Petsmart                                              24,250     1,290,585
      Sally Beauty Holdings *                               73,910     1,524,024
      Tjx Companies                                         15,605     1,063,325
      Yum! Brands                                           20,030     1,268,500
                                                                     -----------
                                                                       8,283,639
                                                                     -----------
   CONSUMER STAPLES - 14.0%
      Anheuser-Busch InBev NV, SP ADR                       35,882     2,181,626
      Coca-Cola                                             49,852     3,366,506
      Costco Wholesale                                      11,080       911,552
      Kraft Foods, Cl A                                     27,175     1,040,803
      Mead Johnson Nutrition                                13,165       975,395
      Philip Morris International                           26,044     1,947,310
                                                                     -----------
                                                                      10,423,192
                                                                     -----------
   ENERGY - 10.1%
      BG GRoup PLC, SP ADR                                  11,192     1,259,995
      Chevron                                                9,730     1,002,968
      ExxonMobil                                            26,425     2,212,829
      Occidental Petroleum                                  20,615     2,056,759
      Royal Dutch Shell PLC, ADR                            13,505       963,717
                                                                     -----------
                                                                       7,496,268
                                                                     -----------
   HEALTH CARE - 9.6%
      Covidien ++                                           15,950       821,425
      Fresenius Medical Care, ADR                           11,500       822,250
      Gilead Sciences *                                     29,835     1,457,141
      Humana                                                 6,740       599,995
      Johnson & Johnson                                     20,665     1,362,030
      Merck                                                 23,225       888,588
      Unitedhealth Group                                    23,260     1,204,635
                                                                     -----------
                                                                       7,156,064
                                                                     -----------
   INDUSTRIAL - 12.8%
      Danaher                                               41,546     2,181,580
      Donaldson                                             23,764     1,718,137
      Jb Hunt Transport Services                            28,610     1,461,113
      Stericycle *                                          19,939     1,675,275
      United Parcel Service, Cl B                           12,205       923,308
      WW Grainger                                            8,080     1,541,179
                                                                     -----------
                                                                       9,500,592
                                                                     -----------
   INFORMATION TECHNOLOGY - 26.5%
      Accenture, Cl A ++                                    14,375       824,263
      Analog Devices                                        25,539       999,341
      Apple *                                               16,392     7,482,620
      ARM Holdings PLC, SP ADR                              60,020     1,733,378
      Broadcom, Cl A *                                      15,600       535,704
      EMC *                                                 88,358     2,276,102

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Oracle                                                87,486   $ 2,467,105
      Qualcomm                                              42,942     2,525,848
      Riverbed Technology *                                 32,805       785,352
                                                                     -----------
                                                                      19,629,713
                                                                     -----------
   MATERIALS - 8.6%
      Ecolab                                                49,510     2,992,384
      Praxair                                               32,261     3,426,118
                                                                     -----------
                                                                       6,418,502
                                                                     -----------
   TELECOMMUNICATION SERVICES - 2.5%
      American Tower, REIT                                  29,270     1,858,938
                                                                     -----------
   UTILITIES - 1.9%
      ITC Holdings                                          10,207       752,358
      Wisconsin Energy                                      18,319       622,846
                                                                     -----------
                                                                       1,375,204
                                                                     -----------
      TOTAL COMMON STOCK
         (Cost $55,169,193)                                           72,142,112
                                                                     -----------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            1,690,565     1,690,565
                                                                     -----------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,690,565)                                             1,690,565
                                                                     -----------
   TOTAL INVESTMENTS - 99.5%
      (Cost $56,859,758)                                              73,832,677
                                                                     -----------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                352,492
                                                                     -----------
   NET ASSETS - 100.0%                                               $74,185,169
                                                                     ===========

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

ARM    - ADJUSTABLE RATE MORTGAGE

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

REIT   - REAL ESTATE INVESTMENT TRUST

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                             LEVEL 2        LEVEL 3
                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                               VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                               01/31/12         PRICE         INPUTS        INPUTS
                                             ------------   ------------   -----------   ------------
Investments in Securities **                 $ 73,832,677   $ 73,832,677   $        --   $         --
                                             ============   ============   ===========   ============

** See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.6%
      Autoliv ++                                            12,800   $   807,552
      Office Depot *                                       235,300       642,369
      Time Warner Cable                                     19,700     1,452,284
      Visteon *                                             15,500       744,000
      Walt Disney                                           17,200       669,080
                                                                     -----------
                                                                       4,315,285
                                                                     -----------
   CONSUMER STAPLES - 9.5%
      Altria Group                                          24,000       681,600
      Carrefour SA (France)                                 38,050       868,505
      CVS Caremark                                          49,500     2,066,625
      Heineken, ADR                                         51,750     1,196,978
      Unilever, NY Shares ++                                42,700     1,424,045
                                                                     -----------
                                                                       6,237,753
                                                                     -----------
   ENERGY - 14.8%
      Apache                                                16,950     1,676,016
      BP PLC, SP ADR                                        51,700     2,373,547
      Chevron                                               19,856     2,046,756
      CONSOL Energy                                         35,100     1,254,474
      Ensco PLC, SP ADR                                     11,489       604,781
      Williams                                              50,750     1,462,615
      WPX Energy *                                          16,916       278,776
                                                                     -----------
                                                                       9,696,965
                                                                     -----------
   FINANCIALS - 23.8%
      ACE ++                                                28,850     2,007,960
      Bank of America                                      212,300     1,513,699
      Berkshire Hathaway, Cl B *                            32,300     2,531,351
      CIT Group *                                           42,250     1,611,415
      Citigroup                                             74,900     2,300,928
      JPMorgan Chase                                        66,950     2,497,235
      Metlife                                               45,350     1,602,216
      Mgic Investment *                                    120,300       455,937
      Weyerhaeuser, REIT                                    57,100     1,143,142
                                                                     -----------
                                                                      15,663,883
                                                                     -----------
   HEALTH CARE - 9.4%
      Humana                                                15,700     1,397,614
      Merck                                                 38,200     1,461,532
      Pfizer                                               110,000     2,354,000
      Teva Pharmaceutical Industries, SP ADR                21,200       956,756
                                                                     -----------
                                                                       6,169,902
                                                                     -----------
   INDUSTRIAL - 10.3%
      Avis Budget Group *                                   36,300       520,905
      Honeywell International                               33,000     1,915,320
      Jardine Matheson Holdings, ADR                        19,200     1,001,280

--------------------------------------------------------------------------------
Description                                             Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Schindler Holding AG,
         COP (Switzerland)                                   9,100   $ 1,056,806
      Siemens AG, SP ADR                                    13,200     1,244,628
      Tyco International ++                                 20,550     1,047,023
                                                                     -----------
                                                                       6,785,962
                                                                     -----------
   INFORMATION TECHNOLOGY - 16.5%
      CA                                                    60,000     1,546,800
      Hewlett-Packard                                       86,200     2,411,876
      Hitachi, ADR                                          16,500       914,595
      Microsoft                                            100,250     2,960,383
      Texas Instruments                                     68,450     2,216,411
      Western Union                                         43,150       824,165
                                                                     -----------
                                                                      10,874,230
                                                                     -----------
   MATERIALS - 4.8%
      Anglo American PLC, ADR                               47,250       977,603
      Crown Holdings *                                      36,000     1,298,520
      Vulcan Materials                                      20,500       899,130
                                                                     -----------
                                                                       3,175,253
                                                                     -----------
   TELECOMMUNICATION SERVICES - 2.5%
      Vodafone Group PLC, SP ADR                            59,850     1,621,334
                                                                     -----------
   UTILITIES - 1.5%
      Questar                                               50,000       964,000
                                                                     -----------
      TOTAL COMMON STOCK
         (Cost $66,151,908)                                           65,504,567
                                                                     -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 01/31/12,
         matures on 02/01/12,
         repurchase price $527,160
         (collateralized by a U.S.
         Treasury obligation,
         par value $520,000,
         3.125%, 11/15/41,
         total market value $542,572)                     $527,157       527,157
                                                                     -----------
      TOTAL REPURCHASE AGREEMENT
         (Cost $527,157)                                                 527,157
                                                                     -----------
   TOTAL INVESTMENTS - 100.5%
      (Cost $66,679,065)                                              66,031,724
                                                                     -----------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                             (306,351)
                                                                     -----------
   NET ASSETS - 100.0%                                               $65,725,373
                                                                     ===========

        The accompanying notes are an integral part of the financial statements.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

COP    - CERTIFICATES OF PARTICIPATION

NY     - NEW YORK

PLC    - PUBLIC LIABILITY COMPANY

REIT   - REAL ESTATE INVESTMENT TRUST

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                             LEVEL 2        LEVEL 3
                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                               VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                               01/31/12         PRICE         INPUTS        INPUTS
                                             ------------   ------------   -----------   ------------
   Common Stock **                           $ 65,504,567   $ 65,504,567   $        --   $         --
   Repurchase Agreement                           527,157              -       527,157             --
                                             ------------   ------------   -----------   ------------
Total:                                       $ 66,031,724   $ 65,504,567   $   527,157   $         --
                                             ============   ============   ===========   ============

**     See schedule of investments detail for industry type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   HEALTH CARE - 18.1%
      Agilent Technologies                                  47,050   $ 1,998,213
      Amgen                                                 47,050     3,195,165
      AstraZeneca PLC, SP ADR                               47,050     2,265,458
      Baxter International                                  47,050     2,610,334
      Biogen Idec *                                         47,050     5,548,136
      Boston Scientific *                                   47,050       280,418
      Bristol-Myers Squibb                                  47,050     1,516,892
      CONMED *                                              47,050     1,383,270
      Gilead Sciences *                                     47,050     2,297,922
      Life Technologies *                                   47,050     2,278,631
      Medtronic                                             47,050     1,814,718
      Novartis AG, ADR                                      47,050     2,557,638
      St. Jude Medical                                      47,050     1,962,456
      Thermo Fisher Scientific *                            47,050     2,488,945
      Valeant Pharmaceuticals
         International * ++                                 47,050     2,281,455
      ViroPharma *                                          47,050     1,401,620
                                                                     -----------
                                                                      35,881,271
                                                                     -----------
   INDUSTRIAL - 6.0%
      Goodrich                                              47,050     5,869,487
      Lockheed Martin                                       47,050     3,873,156
      Raytheon                                              47,050     2,257,930
                                                                     -----------
                                                                      12,000,573
                                                                     -----------
   INFORMATION TECHNOLOGY - 74.4%
      Adobe Systems *                                       47,050     1,456,197
      Altera                                                47,050     1,872,119
      Amdocs * ++                                           47,050     1,385,152
      Amphenol, Cl A                                        47,050     2,560,931
      Analog Devices                                        47,050     1,841,066
      Apple *                                               47,050    21,477,384
      Applied Materials                                     47,050       577,774
      Arris Group *                                         47,050       549,544
      Autodesk *                                            47,050     1,693,800
      Automatic Data Processing                             47,050     2,577,399
      BMC Software *                                        47,050     1,705,092
      Broadcom, CL A *                                      47,050     1,615,697
      CA                                                    47,050     1,212,949
      Check Point Software Technologies * ++                47,050     2,648,445
      Ciena *                                               47,050       684,578
      Cisco Systems                                         47,050       923,591
      Citrix Systems *                                      47,050     3,068,130
      Computer Sciences                                     47,050     1,215,301
      Compuware *                                           47,050       368,872
      Comtech Telecommunications                            47,050     1,451,963
      Corning                                               47,050       605,533
      Cypress Semiconductor *                               47,050       809,025
      Dell *                                                47,050       810,671
      Digital River *                                       47,050       753,270
      DST Systems                                           47,050     2,296,510
      eBay *                                                47,050     1,486,780

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   Information Technology - (Continued)
      EMC *                                                 47,050   $ 1,212,008
      Emulex *                                              47,050       491,202
      F5 Networks *                                         47,050     5,633,767
      Harmonic *                                            47,050       276,183
      Harris                                                47,050     1,929,050
      Hewlett-Packard                                       47,050     1,316,459
      Intel                                                 47,050     1,243,061
      InterDigital                                          47,050     1,755,906
      International Business Machines                       47,050     9,061,830
      Intuit                                                47,050     2,655,502
      Ixia *                                                47,050       574,480
      J2 Global                                             47,050     1,268,468
      JDS Uniphase *                                        47,050       597,064
      Juniper Networks *                                    47,050       984,756
      KLA-Tencor                                            47,050     2,405,666
      Lam Research *                                        47,050     2,003,859
      Linear Technology                                     47,050     1,567,706
      LSI *                                                 47,050       356,168
      MEMC Electronic Materials *                           47,050       215,018
      Microsoft                                             47,050     1,389,387
      Motorola Solutions                                    47,050     2,183,591
      NetApp *                                              47,050     1,775,667
      Nokia, SP ADR                                         47,050       237,132
      Novellus Systems *                                    47,050     2,218,408
      NVIDIA *                                              47,050       694,929
      Open Text *                                           47,050     2,384,965
      Oracle                                                47,050     1,326,810
      Parametric Technology *                               47,050     1,184,249
      Polycom *                                             47,050       938,648
      Progress Software *                                   47,050     1,097,677
      QLogic *                                              47,050       814,906
      QUALCOMM                                              47,050     2,767,481
      RealNetworks                                          47,050       480,381
      Red Hat *                                             47,050     2,181,709
      Salesforce.com *                                      47,050     5,495,440
      SanDisk *                                             47,050     2,158,654
      SAP, SP ADR                                           47,050     2,845,584
      Seagate Technology ++                                 47,050       994,637
      Standard Microsystems *                               47,050     1,212,008
      Symantec *                                            47,050       808,790
      Synopsys *                                            47,050     1,372,919
      Tellabs                                               47,050       178,790
      Teradata *                                            47,050     2,519,998
      Teradyne *                                            47,050       769,268
      Tessera Technologies *                                47,050       931,590
      Texas Instruments                                     47,050     1,523,479
      VASCO Data Security International *                   47,050       396,632
      VeriSign                                              47,050     1,743,673
      VMware, Cl A *                                        47,050     4,294,254
      Websense *                                            47,050       889,245
      Western Digital *                                     47,050     1,710,268

        The accompanying notes are an integral part of the financial statements.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xerox Corp                                            47,050  $    364,638
      Xilinx                                                47,050     1,686,743
      Yahoo! *                                              47,050       727,864
                                                                    ------------
                                                                     147,496,340
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.7%
      Telephone and Data Systems                            51,187     1,346,214
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $119,893,833)                                         196,724,398
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                              379,390  $    379,390
      PowerShares QQQ Trust Series 1                        15,247       922,596
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,261,924)                                             1,301,986
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $121,155,757)                                            198,026,384
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                184,993
                                                                    ------------
   NET ASSETS - 100.0%                                              $198,211,377
                                                                    ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                             LEVEL 2        LEVEL 3
                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                               VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                               01/31/12         PRICE         INPUTS        INPUTS
                                             ------------   ------------   -----------   ------------
Investments in Securities**                  $198,026,384   $198,026,384   $        --   $         --
                                             ============   ============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)    Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SMALL CAP CORE FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.7%
      AFC Enterprises *                                     19,600   $   330,260
      Ameristar Casinos                                     37,800       739,368
      Arbitron                                              21,400       764,194
      Arctic Cat *                                          11,200       334,208
      Bebe Stores                                           41,000       359,160
      Bob Evans Farms                                       14,300       505,219
      Brunswick                                             17,200       367,048
      Capella Education *                                    7,600       321,708
      Columbia Sportswear                                   19,700       903,245
      Cooper Tire & Rubber                                  18,200       274,092
      Dillard's, Cl A                                        5,700       252,225
      Domino's Pizza *                                      11,100       362,415
      Grand Canyon Education *                              19,100       320,498
      Movado Group                                           8,000       147,280
      Papa John's International *                           12,400       480,376
      Pier 1 Imports *                                     112,800     1,754,040
      Scholastic                                            17,800       525,278
      Sinclair Broadcast Group, Cl A                        30,900       379,452
      Smith & Wesson Holding *                              99,500       511,430
      Sonic *                                               15,200       104,120
      True Religion Apparel *                                9,700       351,528
                                                                     -----------
                                                                      10,087,144
                                                                     -----------
   CONSUMER STAPLES - 2.4%
      Casey's General Stores                                 9,800       499,212
      Fresh Del Monte Produce ++                            21,000       514,080
      Universal                                             12,000       538,560
                                                                     -----------
                                                                       1,551,852
                                                                     -----------
   ENERGY - 4.5%
      C&J Energy Services *                                 12,500       208,125
      Exterran Holdings *                                   44,000       408,320
      Helix Energy Solutions Group *                        43,600       717,220
      Lufkin Industries                                      6,000       451,320
      OYO Geospace *                                         1,800       158,418
      REX American Resources *                               6,700       172,190
      Stone Energy *                                         4,400       123,420
      Tesoro *                                              11,400       285,342
      W&T Offshore                                          17,800       384,658
                                                                     -----------
                                                                       2,909,013
                                                                     -----------
   FINANCIALS - 21.7%
      AG Mortgage Investment Trust                           7,600       144,780
      Alterra Capital Holdings ++                           19,100       461,647
      American Assets Trust REIT                            20,200       447,228
      Anworth Mortgage Asset REIT                           38,400       249,600
      Banco Latinoamericano
         de Comercio Exterior SA, Cl E ++                   14,800       273,948
      CBL & Associates Properties REIT                      31,900       554,103
      Colonial Properties Trust REIT                         9,300       198,834
      Cousins Properties REIT                               48,250       355,603
      Dime Community Bancshares                             14,900       205,322

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Extra Space Storage REIT                              33,600   $   884,352
      First American Financial                              30,000       444,600
      First Connecticut Bancorp                             15,798       209,481
      First Industrial Realty Trust REIT *                  56,700       650,916
      Flushing Financial                                    11,500       150,765
      Forestar Group *                                       9,300       148,056
      GFI Group                                             50,800       235,204
      Huntington Bancshares                                 53,300       304,343
      International Bancshares                              33,600       645,792
      Knight Capital Group, Cl A *                          25,000       324,750
      Lexington Realty Trust REIT                           53,200       457,520
      MGIC Investment *                                     48,900       185,331
      Oriental Financial Group ++                           24,300       277,992
      Pinnacle Financial Partners *                          6,700       112,828
      Post Properties REIT                                  19,400       866,986
      Primerica                                             52,300     1,281,350
      PrivateBancorp                                        29,400       415,716
      Protective Life                                       20,100       502,701
      PS Business Parks REIT                                 3,800       236,132
      Radian Group                                          64,800       178,200
      Sovran Self Storage REIT                              11,400       530,328
      StanCorp Financial Group                              13,000       502,580
      Trustmark                                              9,200       216,844
      Validus Holdings ++                                   12,900       413,703
      Webster Financial                                     23,600       500,320
      WesBanco                                               8,500       169,660
      Westamerica Bancorporation                             4,200       195,090
                                                                     -----------
                                                                      13,932,605
                                                                     -----------
   HEALTH CARE - 13.3%
      Affymax *                                             26,000       207,740
      Alnylam Pharmaceuticals *                             10,200       117,912
      Array Biopharma *                                     34,500        94,875
      Auxilium Pharmaceuticals *                            43,500       864,345
      Cepheid *                                              8,700       383,322
      Clovis Oncology *                                     10,300       195,597
      Computer Programs & SYSTEMS                            3,600       206,100
      Conceptus *                                           11,900       147,322
      Cyberonics *                                           6,300       204,750
      Hi-Tech Pharmacal *                                    5,400       210,492
      InterMune *                                           16,200       243,000
      Jazz Pharmaceuticals                                  11,900       553,350
      Lumenis * ++                                              13            --
      Magellan Health Services *                            10,700       522,374
      Medicis Pharmaceutical, Cl A                           7,200       238,248
      Onyx Pharmaceuticals *                                34,500     1,412,430
      Pacira Pharmaceuticals *                              22,700       245,387
      Par Pharmaceutical *                                  22,900       826,919
      Questcor Pharmaceuticals *                             7,900       279,897
      Sirona Dental Systems *                                6,000       290,100
      Volcano *                                             13,400       375,870
      WellCare Health Plans *                                6,400       382,464

        The accompanying notes are an integral part of the financial statements.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SMALL CAP CORE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      XenoPort *                                            28,500   $   119,415
      Zoll Medical *                                         6,000       411,480
                                                                     -----------
                                                                       8,533,389
                                                                     -----------
   INDUSTRIAL - 13.0%
      AAR                                                   18,900       400,491
      Aircastle                                             14,700       207,270
      Alaska Air Group *                                    10,500       799,365
      AO Smith                                               2,150        91,332
      Applied Industrial Technologies                        5,200       200,616
      Arkansas Best                                         28,700       520,044
      Cascade                                                2,600       147,732
      CDI                                                    6,900       103,293
      Clean Harbors *                                       16,300     1,034,235
      Dycom Industries *                                    24,700       527,839
      Ennis                                                 11,000       181,940
      Flow International *                                  42,300       159,471
      FreightCar America *                                  12,800       277,888
      Insperity                                              5,200       145,704
      Knight Transportation                                 23,000       405,030
      Knoll                                                  7,300       116,508
      Korn/Ferry International *                             8,900       146,227
      NCI Building Systems *                                 9,300       108,903
      Resources Connection                                  50,900       632,178
      Ryder System                                           1,000        56,280
      Sauer-Danfoss *                                       17,600       887,040
      Seaboard *                                               110       213,567
      Swift Transportation CO *                             34,400       396,632
      Sykes Enterprises *                                    5,200        91,156
      Taser International *                                 65,100       309,876
      Titan Machinery *                                      6,600       163,284
                                                                     -----------
                                                                       8,323,901
                                                                     -----------
   INFORMATION TECHNOLOGY - 20.2%
      Acxiom *                                               8,000       109,760
      ADTRAN                                                21,400       741,082
      Angie's List *                                        10,900       160,884
      Aspen Technology *                                    23,100       416,031
      Blackbaud                                             10,100       307,343
      Brightpoint *                                         22,200       260,184
      Cavium *                                               9,500       305,330
      Cirrus Logic *                                        17,100       349,353
      CommVault Systems *                                    7,400       347,800
      Comtech Telecommunications                            40,400     1,246,744
      Convergys *                                           44,700       594,957
      Cornerstone OnDemand *                                13,900       253,536
      Fair Isaac                                            15,400       558,096
      Fairchild Semiconductor International *               34,600       483,708
      Finisar *                                             15,700       318,082
      Formfactor *                                          24,600       126,690

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Imperva *                                              6,500       214,370
      Integrated Device Technology *                        57,000       361,380
      Manhattan Associates *                                27,600     1,211,364
      Micrel                                                31,000       358,360
      Microstrategy, Cl A *                                  1,300       149,656
      MoneyGram International *                             14,900       276,544
      Monolithic Power Systems *                            30,200       494,978
      MTS Systems                                            3,500       160,615
      Netgear *                                              1,500        59,730
      NetSuite *                                            12,600       527,688
      Novatel Wireless *                                    48,600       139,482
      QLIK Technologies *                                    4,200       118,440
      Quest Software *                                      29,800       606,430
      Richardson Electronics                                12,600       152,586
      Sigma Designs *                                       25,600       154,368
      TeleTech Holdings *                                   19,800       335,808
      TIBCO Software *                                      14,100       367,587
      Tyler Technologies *                                  13,000       456,690
      Unisys *                                              11,900       249,543
                                                                      ----------
                                                                      12,975,199
                                                                      ----------
   MATERIALS - 5.4%
      A. Schulman                                           22,300       546,350
      AEP Industries *                                       4,100       135,464
      Balchem                                               11,900       450,296
      Coeur d'Alene Mines *                                  9,000       248,940
      Deltic Timber                                          4,800       326,976
      Domtar ++                                              2,300       198,674
      Flotek Industries *                                   15,400       180,796
      Minerals Technologies                                  2,100       133,245
      Neenah Paper                                           8,500       202,045
      Rockwood Holdings *                                    2,300       116,150
      Sensient Technologies                                  8,535       338,157
      Stepan                                                 2,800       240,632
      Worthington Industries                                19,400       357,154
                                                                      ----------
                                                                       3,474,879
                                                                      ----------
   UTILITIES - 2.5%
      Atlantic Power * ++                                   25,500       378,165
      NorthWestern                                           2,600        91,364
      PNM Resources                                         55,000       979,550
      Unitil                                                 5,300       146,439
                                                                      ----------
                                                                       1,595,518
                                                                      ----------
      TOTAL COMMON STOCK
         (Cost $ 54,944,060)                                          63,383,500
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SMALL CAP CORE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 01/31/12,
         matures on 02/01/12,
         repurchase price $873,640
         (collateralized by a U.S.
         Treasury obligation,
         par value $865,000
         3.125%, 11/15/41,
         total market value $902,547)                    $ 873,636   $   873,636
                                                                     -----------
      TOTAL REPURCHASE AGREEMENT
         (Cost $873,636)                                                 873,636
                                                                     -----------
   TOTAL INVESTMENTS - 100.1%
      (Cost $55,817,696)                                              64,257,136
                                                                     -----------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (75,999)
                                                                     -----------
   NET ASSETS - 100.0%                                               $64,181,137
                                                                     ===========

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS

REIT   - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES HELD BY THE FUND AT JANUARY 31, 2012 IS AS FOLLOWS:

LONG FUTURES        NUMBER OF  EXPIRATION  COUNTER- UNREALIZED
OUTSTANDING         CONTRACTS  DATE        PARTY    APPRECIATION**
--------------------------------------------------------------------------------
RUSSELL 2000 MINI
INDEX FUTURES       12         MARCH 2012  GSC      $26,016

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC    - GOLDMAN SACHS COMPANY

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                             LEVEL 2        LEVEL 3
                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                               VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                               01/31/12         PRICE         INPUTS        INPUTS
                                             ------------   ------------   -----------   ------------
Assets:
   Common Stock***                            $63,383,500   $ 63,383,500   $        --   $         --
   Repurchase Agreement                           873,636             --       873,636             --
   Derivatives (1)
      Equity Contracts                             26,016         26,016            --             --
                                             ------------   ------------   -----------   ------------
Total:                                        $64,283,152   $ 63,409,516   $   873,636   $         --
                                              ===========   ============   ===========   ============

***    See schedule of investments detail for industry breakout.

(1)    Investments in derivatives include open futures contracts.

        The accompanying notes are an integral part of the financial statements.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.9%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.6%
      Comcast, Cl A                                        280,200     7,142,298
      Daimler ++                                            50,000     2,781,500
      Home Depot                                           117,450     5,213,605
      McGraw-Hill                                          104,450     4,804,700
      News, Cl A                                           271,800     5,117,994
      Target                                               148,000     7,519,880
      Time Warner Cable                                     78,200     5,764,904
      Walt Disney                                          130,000     5,057,000
                                                                     -----------
                                                                      43,401,881
                                                                     -----------
   CONSUMER STAPLES - 11.8%
      Altria Group                                         100,000     2,840,000
      Diageo, SP ADR                                        46,200     4,092,858
      Heineken, ADR                                        156,450     3,618,689
      Henkel KGaa, SP ADR                                   85,000     4,408,950
      Nestle, SP ADR                                        45,000     2,588,850
      Philip Morris International                          107,850     8,063,945
      Unilever, NY Shares ++                               147,300     4,912,455
      Walgreen                                             129,500     4,320,120
                                                                     -----------
                                                                      34,845,867
                                                                     -----------
   ENERGY - 13.3%
      Apache                                                41,000     4,054,080
      Chevron                                               79,200     8,163,936
      Halliburton                                           83,200     3,060,096
      Occidental Petroleum                                  31,500     3,142,755
      Peabody Energy                                       104,000     3,545,360
      Royal Dutch Shell PLC, ADR                           113,400     8,316,756
      Suncor Energy (Canada)                                73,250     2,527,125
      Williams                                             194,550     5,606,931
      WPX Energy *                                          64,850     1,068,728
                                                                     -----------
                                                                      39,485,767
                                                                     -----------
   FINANCIALS - 15.0%
      Bank of New York Mellon                              148,850     2,996,350
      Berkshire Hathaway, Cl B *                            65,150     5,105,805
      Citigroup                                            163,000     5,007,360
      Goldman Sachs Group                                   34,650     3,862,435
      JPMorgan Chase                                       190,000     7,087,000
      MetLife                                              169,300     5,981,369
      Wells Fargo                                          393,100    11,482,451
      Weyerhaeuser, REIT                                   147,050     2,943,941
                                                                     -----------
                                                                      44,466,711
                                                                     -----------
   HEALTH CARE - 10.7%
      Covidien ++                                           87,650     4,513,975
      Gilead Sciences *                                     33,500     1,636,140
      Hospira *                                             41,100     1,416,306
      Merck                                                150,000     5,739,000

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Pfizer                                               341,600  $  7,310,240
      Roche Holding, SP ADR                                 80,000     3,424,000
      UnitedHealth Group                                   147,050     7,615,720
                                                                    ------------
                                                                      31,655,381
                                                                    ------------
   INDUSTRIAL - 17.2%
      ABB, SP ADR *                                        134,450     2,800,594
      Assa Abloy AB, ADR                                   300,000     4,080,000
      Canadian Pacific Railway ++                           22,000     1,569,040
      Dun & Bradstreet                                      46,050     3,813,400
      Honeywell International                              106,000     6,152,240
      Jardine Matheson Holdings, ADR                        43,050     2,245,058
      Lockheed Martin                                       43,550     3,585,036
      Rolls-Royce Holdings PLC, SP ADR                      63,000     3,644,550
      Schindler Holding Ag, Cop
         (Switzerland)                                      27,000     3,135,578
      Tyco International ++                                 88,150     4,491,243
      United Parcel Service, Cl B                           93,500     7,073,275
      United Technologies                                   64,350     5,041,822
      Vinci (France)                                        73,250     3,397,572
                                                                    ------------
                                                                      51,029,408
                                                                    ------------
   INFORMATION TECHNOLOGY - 14.1%
      Corning                                              215,850     2,777,990
      Hewlett-Packard                                      171,000     4,784,580
      Intel                                                298,050     7,874,481
      Microsoft                                            490,000    14,469,700
      Motorola Solutions                                   120,000     5,569,200
      Texas Instruments                                     79,200     2,564,496
      Western Union                                        195,000     3,724,500
                                                                    ------------
                                                                      41,764,947
                                                                    ------------
   MATERIALS - 1.4%
      BHP Billiton PLC, ADR                                 33,800     2,275,754
      Dow Chemical                                          54,450     1,824,620
                                                                    ------------
                                                                       4,100,374
                                                                    ------------
   UTILITIES - 0.8%
      Questar                                              127,250     2,453,380
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $254,930,758)                                         293,203,716
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            4,826,271     4,826,271
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $4,826,271)                                             4,826,271
                                                                    ------------
   TOTAL INVESTMENTS - 100.5%
      (Cost $259,757,029)                                            298,029,987
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                           (1,397,387)
                                                                    ------------
   NET ASSETS - 100.0%                                              $296,632,600
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT

CL     - CLASS

COP    - CERTIFICATES OF PARTICIPATION

NY     - NEW YORK

PLC    - PUBLIC LIABILITY COMPANY

REIT   - REAL ESTATE INVESTMENT TRUST

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                             LEVEL 2        LEVEL 3
                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                               VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                               01/31/12         PRICE         INPUTS        INPUTS
                                             ------------   ------------   -----------   ------------
Investments in Securities **                 $298,029,987   $298,029,987   $        --   $         --
                                             ============   ============   ===========   ============

**     See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

TACTICAL CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 82.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 4.1%                           170,578   $ 1,983,825
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.1% *                          46,315       535,396
      HighMark Equity Income Fund,
         Fiduciary Shares - 2.4%                           124,858     1,189,894
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 4.5% *                          93,266     2,192,675
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.7% *                          42,851     1,323,652
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.9%                          932,782     5,848,544
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 19.5%                        1,098,104     9,542,527
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.4%                           206,725     2,160,281
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 13.8%                          610,861     6,756,128
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.3% *                          19,755       660,015
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 13.0% *                        339,116     6,365,212
      HighMark Value Momentum Fund,
         Fiduciary Shares - 4.2%                           134,271     2,050,320
                                                                     -----------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $37,562,376)                                           40,608,469
                                                                     -----------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 5.6%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.1%                             3,552        40,563
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 5.5%                           270,085     2,722,453
                                                                     -----------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $2,757,265)                                             2,763,016
                                                                     -----------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 7.2%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.3%                         23,243       630,589
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 5.0%                        129,428     2,425,488
      Morgan Stanley Institutional
         Fund - U.S. Real Estate Portfolio,
         Institutional Class - 0.3%                         10,542       168,042
      Vanguard Health Care Fund,
         Admiral Shares - 0.6%                               5,355       298,156
                                                                     -----------
      TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
         (Cost $3,599,462)                                             3,522,275
                                                                     -----------

--------------------------------------------------------------------------------
Description                                             Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.4%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.4%                        200,511   $ 1,156,950
                                                                     -----------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $1,131,049)                                             1,156,950
                                                                     -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 01/31/12,
         matures on 02/01/12,
         repurchase price $709,951
         (collateralized by a U.S.
         Treasury obligation,
         par value $705,000,
         3.125%, 11/15/41,
         total market value $735,602)                    $ 709,947       709,947
                                                                     -----------
      TOTAL REPURCHASE AGREEMENT
         (Cost $709,947)                                                 709,947
                                                                     -----------
   TOTAL INVESTMENTS - 99.5%
      (Cost $45,760,099)                                              48,760,657
                                                                     -----------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                256,797
                                                                     -----------
   NET ASSETS - 100.0%                                               $49,017,454
                                                                     ===========

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

FUTURES - A SUMMARY OF THE OPEN FUTURES HELD BY THE FUND AT JANUARY 31, 2012 IS AS FOLLOWS:

LONG FUTURES     NUMBER OF      EXPIRATION     COUNTER-          UNREALIZED
OUTSTANDING      CONTRACTS         DATE          PARTY         DEPRECIATION**
--------------------------------------------------------------------------------
JAPANESE YEN         3          MARCH 2012        GSC             $(9,123)

** THE PRIMARY RISK EXPOSURE IS FOREIGN CURRENCY EXCHANGE RISK. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC    - GOLDMAN SACHS COMPANY

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 81

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

TACTICAL CAPITAL GROWTH ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                           LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                                             01/31/12         PRICE         INPUTS        INPUTS
                                                           ------------   ------------   -----------   ------------
Assets:
   Investments in Registered Investment Companies ***      $ 48,050,710   $ 48,050,710   $        --   $         --
   Repurchase Agreement                                         709,947             --       709,947             --
Liabilities:
   Derivatives (1)
      Foreign Exchange Futures                                   (9,123)            --        (9,123)            --
                                                           ------------   ------------   -----------   ------------
Total:                                                     $ 48,751,534   $ 48,050,710   $   700,824   $         --
                                                           ============   ============   ===========   ============

***    See schedule of investments detail for industry breakout.

(1)    Investments in derivatives include open futures contracts.

        The accompanying notes are an integral part of the financial statements.

82 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

TACTICAL GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 64.2%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 3.3%                           178,242   $ 2,072,955
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.8% *                          44,516       514,610
      HighMark Equity Income Fund,
         Fiduciary Shares - 1.9%                           128,452     1,224,150
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 3.9%                           106,259     2,498,150
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 2.2%                            44,859     1,385,684
      HighMark International Opportunities Fund,
         Fiduciary Shares - 9.7%                           984,872     6,175,147
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 13.6%                          992,246     8,622,615
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 3.6%                           215,343     2,250,333
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 11.0%                          628,805     6,954,580
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 1.0% *                          18,813       628,542
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 10.3% *                        348,134     6,534,480
      HighMark Value Momentum Fund,
         Fiduciary Shares - 2.9%                           121,831     1,860,359
                                                                     -----------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $37,965,210)                                           40,721,605
                                                                     -----------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 21.5%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 7.4%                           414,473     4,733,280
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.1%                          885,951     8,930,383
                                                                     -----------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $13,612,171)                                           13,663,663
                                                                     -----------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 5.3%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 1.0%                         22,379       607,143
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.8%                        127,083     2,381,542

--------------------------------------------------------------------------------
Description                                             Shares/Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - (CONTINUED)
--------------------------------------------------------------------------------
      Morgan Stanley Institutional Fund - U.S.
         Real Estate Portfolio,
         Institutional Class - 0.2%                          9,892   $   157,672
      Vanguard Health Care Fund,
         Admiral Shares - 0.3%                               3,976       221,390
                                                                     -----------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $3,389,110)                                             3,367,747
                                                                     -----------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.7%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.7%                        516,209     2,978,528
                                                                     -----------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $2,917,268)                                             2,978,528
                                                                     -----------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.4%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.180%, dated 01/31/12,
         matures on 02/01/12, repurchase
         price $2,781,235 (collateralized by a U.S.
         Treasury obligation, par value $2,745,000,
         3.125%, 11/15/41, total market value
         $2,884,153)                                    $2,781,221     2,781,221
                                                                     -----------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,781,221)                                             2,781,221
                                                                     -----------
   TOTAL INVESTMENTS - 100.1%
      (Cost $60,664,980)                                              63,512,764
                                                                     -----------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (45,537)
                                                                     -----------
   NET ASSETS - 100.0%                                               $63,467,227
                                                                     ===========

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

FUTURES - A SUMMARY OF THE OPEN FUTURES HELD BY THE FUND AT JANUARY 31, 2012 IS AS FOLLOWS:

SHORT FUTURES  NUMBER OF   EXPIRATION   COUNTER-      UNREALIZED
OUTSTANDING    CONTRACTS      DATE       PARTY      DEPRECIATION**
------------------------------------------------------------------
JAPANESE YEN      4        MARCH 2012     GSC         $(12,164)

** THE PRIMARY RISK EXPOSURE IS FOREIGN CURRENCY EXCHANGE RISK. SEE NOTE 2 FOR ADDITIONAL DETAILS.

GSC   - GOLDMAN SACHS COMPANY

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 83

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

TACTICAL GROWTH & INCOME ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                       LEVEL 2         LEVEL 3
                                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       01/31/12         PRICE          INPUTS          INPUTS
                                                    ------------    ------------    ------------    ------------
Assets:
   Investments in Registered Investment
      Companies***                                  $ 60,731,543    $ 60,731,543    $         --    $         --
   Repurchase Agreement                                2,781,221              --       2,781,221              --
Liabilities:
   Derivatives (1)
      Foreign Exchange Futures                           (12,164)        (12,164)             --              --
                                                    ------------    ------------    ------------    ------------
Total:                                              $ 63,500,600    $ 60,719,379    $  2,781,221    $         --
                                                    ============    ============    ============    ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

        The accompanying notes are an integral part of the financial statements.

84 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 49.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.1%
      Comcast
         5.700%, 07/01/19                               $3,500,000   $ 4,135,410
      Gap
         5.950%, 04/12/21                                3,750,000     3,597,520
      Georgia-Pacific (A)
         8.250%, 05/01/16                                1,950,000     2,161,511
         5.400%, 11/01/20                                1,950,000     2,204,329
      Macy's Retail Holdings
         3.875%, 01/15/22                                1,800,000     1,844,105
      News America Holdings
         7.750%, 02/01/24                                1,000,000     1,248,511
      Staples
         9.750%, 01/15/14                                1,500,000     1,719,056
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                                3,500,000     3,626,875
      Time Warner Entertainment
         8.375%, 03/15/23                                5,000,000     6,703,875
                                                                     -----------
                                                                      27,241,192
                                                                     -----------
ENERGY - 5.9%
      Energy Transfer Partners
         9.700%, 03/15/19                                2,000,000     2,528,912
      Enterprise Products Operating
         4.050%, 02/15/22                                2,230,000     2,303,599
      Magellan Midstream Partners
         6.550%, 07/15/19                                3,000,000     3,557,799
         4.250%, 02/01/21                                  500,000       526,590
      Petrobras International Finance
         3.875%, 01/27/16                                3,000,000     3,071,655
      Petrohawk Energy
         7.875%, 06/01/15                                4,000,000     4,240,000
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                                2,250,000     2,898,623
      Transocean
         5.050%, 12/15/16                                2,500,000     2,678,690
      Williams Partners
         5.250%, 03/15/20                                1,000,000     1,102,324
                                                                     -----------
                                                                      22,908,192
                                                                     -----------
FINANCIALS - 13.2%
      American International Group
         4.250%, 09/15/14                                4,000,000     4,018,628
      Bank of America, MTN
         5.650%, 05/01/18                                3,000,000     3,069,165
      BB&T Capital Trust II
         6.750%, 06/07/36                                1,500,000     1,560,375
      Berkshire Hathaway Finance
         5.400%, 05/15/18                                  850,000     1,014,224
      Boston Properties
         4.125%, 05/15/21                                3,000,000     3,158,586
      Capital One Financial
         4.750%, 07/15/21                                1,350,000     1,420,960

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Citigroup
         4.750%, 05/19/15                               $3,500,000   $ 3,685,227
      Ford Motor Credit
         5.000%, 05/15/18                                2,700,000     2,793,758
      GE Global Insurance
         7.750%, 06/15/30                                5,000,000     6,216,390
      General Electric Capital
         3.350%, 10/17/16                                6,000,000     6,331,212
      HSBC Bank PLC (A)
         2.000%, 01/19/14                                2,350,000     2,319,347
      HSBC Holdings PLC
         5.100%, 04/05/21                                  750,000       814,942
      JPMorgan Chase
         4.250%, 10/15/20                                4,400,000     4,478,637
      Lehman Brothers Holdings, MTN (B)
         5.625%, 01/24/13                                4,000,000     1,090,000
      NASDAQ OMX Group
         5.250%, 01/16/18                                2,000,000     2,143,010
      NB Capital Trust IV
         8.250%, 04/15/27                                2,000,000     1,975,000
      Wells Fargo
         5.625%, 12/11/17                                4,000,000     4,601,328
                                                                     -----------
                                                                      50,690,789
                                                                     -----------
   FOREIGN GOVERNMENTS - 1.8%
      Export-Import Bank of Korea
         4.000%, 01/11/17                                3,500,000     3,568,961
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                                1,125,000     1,674,050
      Province of Saskatchewan
         9.375%, 12/15/20                                1,000,000     1,507,597
                                                                     -----------
                                                                       6,750,608
                                                                     -----------
   HEALTH CARE - 4.1%
      Amgen
         3.875%, 11/15/21                                3,350,000     3,488,713
      Gilead Sciences
         4.400%, 12/01/21                                1,000,000     1,082,533
      Laboratory Corp of America Holdings
         4.625%, 11/15/20                                3,000,000     3,205,398
      Teva Pharmaceutical Finance
         3.650%, 11/10/21                                4,400,000     4,654,258
      Wellpoint
         7.000%, 02/15/19                                2,000,000     2,460,510
         6.000%, 02/15/14                                1,000,000     1,087,275
                                                                     -----------
                                                                      15,978,687
                                                                     -----------
   INDUSTRIAL - 4.2%
      American Airlines, Ser 11-1A
         5.250%, 01/31/21                                2,646,082     2,527,009
      Continental Airlines Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                                3,579,696     3,713,935

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 85

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Continental Airlines, Ser 07-1A
         5.983%, 04/19/22                               $1,858,954   $ 1,982,203
      Continental Airlines, Ser 98-1B (C)
         6.748%, 03/15/17                                  618,009       587,108
      Delta Air Lines, Ser 11-1A
         5.300%, 04/15/19                                5,000,000     5,250,000
      L-3 Communications, Ser B
         6.375%, 10/15/15                                2,150,000     2,203,750
                                                                     -----------
                                                                      16,264,005
                                                                     -----------
INFORMATION TECHNOLOGY - 1.6%
      Hewlett-Packard
         4.375%, 09/15/21                                3,800,000     3,998,299
      International Business Machines
         6.500%, 01/15/28                                1,500,000     1,989,629
                                                                     -----------
                                                                       5,987,928
                                                                     -----------
MATERIALS - 4.4%
      Alcoa
         5.400%, 04/15/21                                1,400,000     1,469,853
      ArcelorMittal
         5.500%, 03/01/21                                1,900,000     1,856,971
      Dow Chemical
         4.250%, 11/15/20                                3,750,000     4,003,635
      Ecolab
         4.350%, 12/08/21                                1,950,000     2,149,503
      Rio Tinto Finance USA
         6.500%, 07/15/18                                4,000,000     5,039,656
      Teck Resources
         10.250%, 05/15/16                               1,950,000     2,240,550
                                                                     -----------
                                                                      16,760,168
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.9%
      AT&T
         2.400%, 08/15/16                                1,500,000     1,556,205
      Telefonica Emisiones SAU
         3.992%, 02/16/16                                4,000,000     3,997,140
      Verizon Maryland
         8.000%, 10/15/29                                2,980,000     3,657,539
      Verizon New England
         7.875%, 11/15/29                                4,925,000     5,980,570
                                                                     -----------
                                                                      15,191,454
                                                                     -----------
UTILITIES - 3.4%
      Exelon Generation
         6.200%, 10/01/17                                4,000,000     4,670,528
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                                  400,000       430,281

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Oklahoma Gas & Electric
         6.650%, 07/15/27                               $2,500,000   $ 3,254,558
      Sempra Energy
         6.150%, 06/15/18                                4,000,000     4,773,464
                                                                     -----------
                                                                      13,128,831
                                                                     -----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $177,644,501)                                         190,901,854
                                                                     -----------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 11.8%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                                2,865,464     2,956,660
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                  363,478       373,512
      Chase Mortgage Finance,
         Ser 2004-S1, Cl A3
         5.500%, 02/25/19                                1,562,200     1,625,482
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                3,707,344     3,797,651
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (D)
         5.014%, 02/15/38                                5,000,000     5,432,220
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                                3,335,498     3,533,043
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (D)
         4.865%, 07/10/39                                  128,976       128,905
      JPMorgan Chase Commercial Mortgage
         Securities, Ser 2004-PNC1, Cl A4 (D)
         5.530%, 06/12/41                                5,000,000     5,406,255
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                                4,601,117     3,763,934
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                4,968,050     5,156,682
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                   54,309        54,267
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                1,958,311     2,002,880
      Sequoia Mortgage Trust,
         Ser 2012-1, Cl 2A1
         3.474%, 01/25/42                                2,500,000     2,500,000

        The accompanying notes are an integral part of the financial statements.

86 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wachovia Bank Commercial Mortgage
         Trust, Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               $  123,345   $   123,188
      Wells Fargo Mortgage Backed Securities Trust,
         Ser 2007-7, Cl A1
         6.000%, 06/25/37                                4,750,642     4,324,666
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                2,331,527     2,404,541
         Ser 2003-M, Cl A1(D)
         4.692%, 12/25/33                                1,173,481     1,181,435
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                                  782,072       799,072
                                                                     -----------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $44,136,419)                                           45,564,393
                                                                     -----------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.6%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                                  112,420       115,827
         6.000%, 09/01/13                                  134,502       143,617
         6.000%, 09/01/17                                  806,821       865,852
         6.000%, 11/01/17                                  290,460       309,356
         5.500%, 03/01/17                                  231,462       248,494
         5.000%, 10/01/20                                  464,968       501,709
         4.500%, 05/01/19                                  638,412       683,252
         4.500%, 07/01/19                                2,028,653     2,171,140
         4.500%, 04/01/20                                  248,573       266,032
         4.500%, 07/01/23                                1,901,599     2,026,248
      FHLMC, ARM (D)
         4.315%, 06/01/39                                1,149,142     1,219,119
         2.397%, 12/01/34                                1,995,939     2,104,341
      FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                                1,635,079     1,796,032
      FNMA
         8.500%, 05/01/25                                   14,428        17,395
         8.000%, 08/01/24                                    1,853         1,872
         8.000%, 09/01/24                                      415           430
         8.000%, 06/01/30                                    6,360         7,104
         7.500%, 12/01/26                                  123,008       145,425
         7.000%, 05/01/30                                   37,838        44,364
         6.500%, 04/01/14                                   95,129        98,083
         6.500%, 05/01/26                                   59,861        68,666
         6.500%, 03/01/28                                    6,227         7,153
         6.500%, 04/01/28                                   92,850       106,656
         6.500%, 01/01/29                                  368,391       423,172
         6.500%, 06/01/29                                  103,917       119,369
         6.500%, 06/01/29                                  202,669       232,806
         6.500%, 07/01/29                                  186,136       213,814
         6.500%, 08/01/29                                   73,735        84,700
         6.500%, 05/01/30                                  248,428       285,370
         6.000%, 03/01/13                                    7,052         7,103
         6.000%, 05/01/16                                  220,134       236,590

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         6.000%, 10/01/16                               $  305,410   $   328,240
         6.000%, 11/01/17                                  629,300       676,342
         6.000%, 12/01/27                                    8,797         9,793
         6.000%, 12/01/27                                    1,083         1,206
         6.000%, 12/01/27                                   30,168        33,580
         6.000%, 07/01/28                                  281,132       312,932
         6.000%, 08/01/28                                   70,406        78,172
         6.000%, 10/01/28                                  114,279       127,384
         6.000%, 10/01/28                                   33,004        36,789
         6.000%, 12/01/28                                  344,465       383,967
         6.000%, 12/01/28                                  208,307       232,683
         6.000%, 12/01/28                                  143,908       160,411
         5.500%, 01/01/17                                  150,909       164,296
         5.500%, 02/01/17                                   83,650        91,122
         5.500%, 12/01/17                                  879,468       949,294
         5.500%, 03/01/20                                4,419,145     4,822,202
         5.000%, 11/01/17                                1,017,127     1,100,360
         5.000%, 12/01/17                                  344,256       372,427
         5.000%, 02/01/18                                1,060,635     1,147,428
         5.000%, 11/01/18                                  197,547       213,713
         5.000%, 11/01/33                                4,435,188     4,795,460
         5.000%, 03/01/34                                1,460,040     1,578,640
         4.500%, 04/01/18                                5,996,553     6,441,061
         4.000%, 05/01/25                                1,437,224     1,524,224
         3.500%, 10/01/26                                6,851,056     7,217,823
      FNMA, ARM (D)
         2.403%, 01/01/36                                3,390,205     3,579,003
      GNMA
         8.000%, 05/15/17                                    2,661         2,669
         8.000%, 11/15/26                                  134,750       161,135
         8.000%, 12/15/26                                   42,855        50,623
         7.500%, 05/15/23                                   57,687        66,494
         7.500%, 01/15/24                                    5,723         5,739
         7.500%, 01/15/24                                    1,056         1,060
         7.500%, 01/15/24                                      609           638
         7.500%, 01/15/24                                   21,220        24,859
         7.500%, 02/15/27                                   15,370        18,313
         7.500%, 02/15/27                                    4,423         4,559
         7.500%, 07/15/27                                   11,706        12,939
         7.500%, 08/15/27                                    3,548         3,686
         7.500%, 08/15/27                                   11,753        12,817
         7.500%, 08/15/27                                    1,109         1,186
         7.500%, 08/15/27                                      618           674
         7.500%, 08/15/27                                    8,202         9,772
         7.000%, 01/15/24                                   14,151        16,337
         7.000%, 04/15/24                                   14,141        16,327
         6.500%, 12/15/23                                   24,822        28,613
         6.500%, 12/15/23                                    3,963         4,544
         6.500%, 01/15/24                                    6,213         7,143
         6.500%, 02/15/24                                   58,296        67,163

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 87

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
         6.500%, 04/15/26                               $   23,081   $    26,815
         6.500%, 01/15/29                                  152,318       178,058
         6.500%, 05/15/29                                  377,123       439,262
         6.500%, 06/15/29                                   30,028        35,102
         6.000%, 08/15/28                                   71,536        81,215
         6.000%, 09/15/28                                   50,609        57,540
         6.000%, 09/15/28                                  133,706       152,020
                                                                     -----------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $49,669,865)                                           52,416,945
                                                                     -----------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 10.2%
--------------------------------------------------------------------------------
      U.S. Treasury Notes
         3.125%, 05/15/21                                3,500,000     3,933,125
         3.000%, 09/30/16                               15,000,000    16,627,740
         2.000%, 01/31/16                                3,150,000     3,338,263
         2.000%, 04/30/16                                  950,000     1,008,336
         2.000%, 11/15/21                                1,650,000     1,678,875
         1.875%, 06/30/15                                6,750,000     7,094,358
         1.875%, 10/31/17                                2,000,000     2,106,250
         1.500%, 06/30/16                                1,850,000     1,923,856
         0.750%, 01/31/17                                1,500,000     1,510,195
                                                                     -----------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $36,341,515)                                           39,220,998
                                                                     -----------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 6.6%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                                2,500,000     2,542,867
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                                1,400,000     1,404,010
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                                1,780,278     1,789,012
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                                1,075,000     1,139,858
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                                3,500,000     3,525,967
      Oncor Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                                3,120,000     3,513,876
      SLM Student Loan Trust,
         Ser 2011-2, Cl A1 (D)
         0.876%, 11/25/27                                5,057,917     5,031,603

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Volkswagen Auto Loan Enhanced Trust,
         Ser 2011-1, Cl A4
         1.980%, 09/20/17                               $2,425,000  $  2,496,796
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                                3,800,000     3,884,225
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $24,593,427)                                           25,328,214
                                                                    ------------

--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 4.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 3.8%
      California State, Public School
         Improvements, Taxable, GO
         6.200%, 10/01/19                                2,750,000     3,246,320
      Los Angeles, Department of
         Water & Power Revenue,
         Build America Bonds, Taxable, RB
         6.574%, 07/01/45                                2,900,000     3,958,413
      Metropolitan Water District of Southern
         California, Build America Bonds,
         Taxable, RB
         6.947%, 07/01/40                                4,750,000     5,598,873
      University of California Revenue,
         Build America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                                1,750,000     1,776,565
                                                                    ------------
                                                                      14,580,171
                                                                    ------------
   NEW JERSEY - 0.4%
      New Jersey State, Turnpike Authority
         Turnpike Revenue, Build America
         Bonds, Taxable, RB
         7.102%, 01/01/41                                1,250,000     1,776,825
                                                                    ------------
                                                                       1,776,825
                                                                    ------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $13,866,222)                                           16,356,996
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           11,972,973    11,972,973
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $11,972,973)                                           11,972,973
                                                                    ------------
   TOTAL INVESTMENTS - 99.1%
      (Cost $358,224,922)                                            381,762,373
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.9%                              3,408,160
                                                                    ------------
   NET ASSETS - 100.0%                                              $385,170,533
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

88 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2012 WAS $15,148,207 AND REPRESENTED 3.9% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2012, THE VALUE OF THIS SECURITY AMOUNTED TO $1,090,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JANUARY 31, 2012 WAS $587,108 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2012.

ARM   - ADJUSTABLE RATE MORTGAGE

CL    - CLASS

CMO   - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    - GENERAL OBLIGATION

MTN   - MEDIUM TERM NOTE

PLC   - PUBLIC LIABILITY COMPANY

RB    - REVENUE BOND

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                       LEVEL 2         LEVEL 3
                                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       01/31/12         PRICE          INPUTS          INPUTS
                                                    ------------    ------------    ------------    ------------
   Corporate Obligations                            $190,901,854    $         --    $190,901,854    $         --
   Mortgage-Backed Securities                         45,564,393              --      45,564,393              --
   U.S. Government Agency Mortgage-Backed
      Obligations                                     52,416,945              --      52,416,945              --
   U.S. Treasury Obligation                           39,220,998              --      39,220,998              --
   Asset-Backed Securities                            25,328,214              --      25,328,214              --
   Municipal Bonds                                    16,356,996              --      16,356,996              --
   Registered Investment Company                      11,972,973      11,972,973              --              --
                                                    ------------    ------------    ------------    ------------
Total:                                              $381,762,373    $ 11,972,973    $369,789,400    $         --
                                                    ============    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 89

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.5%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.5%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                           $1,150,000   $ 1,338,439
      Atascadero Unified School District,
         Election 2010, Ser A, GO
         AGM Insured
         5.250%, 08/01/25 (A)                              345,000       404,364
      Bay Area Toll Authority,
         Ser B-2, RB,
         LOC JPMorgan Chase Bank
         0.030%, 04/01/47 (A) (C)                        3,075,000     3,075,000
         San Francisco Bay Area,
         Ser B-1, RB,
         LOC Bank of America N.A.
         0.030%, 04/01/45 (A) (C)                        4,620,000     4,620,000
         Ser F-1, RB,
         5.250%, 04/01/23 (A)                              875,000     1,052,188
      Berryessa, Union School District, GO,
         National-RE Insured
         5.375%, 03/01/12                                  460,000       461,725
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                              410,000       410,922
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                                  795,000       938,649
      California State, Department of
         Transportation, Federal
         Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                                3,230,000     3,507,360
      California State,
         Department of Water Resources,
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                   10,000        10,398
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                                1,050,000     1,091,664
         Central Valley, RB, National-RE Insured
         5.000%, 12/01/21 (A)                            1,555,000     1,744,679
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured,
         Prerefunded @ 101
         5.500%, 05/01/12 (A) (B)                        1,225,000     1,253,248
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                            1,485,000     1,762,517

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         5.000%, 05/01/22 (A)                           $1,645,000   $ 1,936,461
         Subuser F5
         5.000%, 05/01/22 (A)                              865,000     1,018,261
         RB, AGM Insured
         5.500%, 12/01/14                                   10,000        11,408
         RB, ETM, AGM Insured
         5.500%, 12/01/14                                1,415,000     1,619,864
         Ser M, RB
         5.000%, 05/01/14                                3,000,000     3,308,010
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/12                                  935,000       954,354
         5.250%, 07/01/14                                1,635,000     1,814,621
         Ser A, GO, ETM
         5.250%, 07/01/14                                  200,000       223,200
         Ser A, GO, National-RE Insured
         3.800%, 07/01/12                                  450,000       456,633
         5.250%, 07/01/13                                  345,000       368,318
         5.000%, 07/01/15 (A)                            1,250,000     1,376,700
         Ser A, GO, State Guarenteed
         5.250%, 07/01/21 (A)                            2,000,000     2,482,960
      California State,
         Educational Facilities Authority,
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                              250,000       284,280
         5.250%, 04/01/24 (A)                              670,000       756,209
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                                  900,000       980,100
      California State, GO,
         5.000%, 12/01/17 (A)                            1,545,000     1,814,803
         5.000%, 11/01/24 (A)                            2,000,000     2,354,380
         AMBAC Insured
         5.000%, 11/01/17                                1,000,000     1,202,300
         Various Purposes
         5.250%, 10/01/21 (A)                            1,000,000     1,217,070
         5.625%, 04/01/25 (A)                            1,975,000     2,344,542
      California State, Public Works Board,
         Regents of the University of California
         Ser G, RB
         5.000%, 12/01/17                                1,500,000     1,830,270
         5.000%, 12/01/21                                1,000,000     1,251,240
      California State, University,
         Systemwide Ser A, RB
         5.250%, 11/01/22 (A)                              255,000       299,717
         5.000%, 11/01/25 (A)                              730,000       843,982
         5.000%, 11/01/26 (A)                            1,500,000     1,723,515
      Campbell, Unified High School District, GO
         5.250%, 08/01/25 (A)                              695,000       825,924

        The accompanying notes are an integral part of the financial statements.

90 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                           $  450,000   $   529,052
         5.250%, 08/01/25 (A)                              750,000       875,655
      Chaffey, Unified High School
         District, GO, National-RE FGIC Insured
         5.000%, 08/01/15                                1,000,000     1,139,250
      Citrus Community College
         District, Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                              505,000       590,441
      Claremont, Unified School District, GO,
         5.000%, 08/01/28 (A)                            3,050,000     3,516,772
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                                1,030,000     1,176,136
      Corona-Norca Unified School District,
         Election 2006,
         Ser A, GO, AGM Insured
         5.000%, 08/01/17                                  505,000       599,349
         Ser E, GO
         5.000%, 08/01/16                                  920,000     1,071,202
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                              700,000       874,111
         5.250%, 08/01/20 (A)                              610,000       738,027
         5.250%, 08/01/22 (A)                              650,000       772,395
         5.500%, 08/01/25 (A)                              300,000       354,432
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                              720,000       763,056
         5.000%, 08/01/26 (A)                            1,580,000     1,636,169
      El Camino, Community
         College, GO, AGM Insured
         5.000%, 08/01/16 (A)                            1,000,000     1,145,570
      Fallbrook, Unified High School District, GO,
         National-RE FGIC Insured
         5.375%, 09/01/12                                  250,000       257,437
      Fontana, Unified School District, Ser A, GO,
         AGM Insured
         5.250%, 08/01/19 (A)                              980,000     1,074,962
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                            1,800,000     2,143,152
         6.000%, 08/01/25 (A)                            1,400,000     1,721,160
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                              975,000     1,119,651

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                           $1,000,000   $ 1,062,740
      Imperial Irrigation District,
         Ser B, RB,
         5.000%, 11/01/26 (A)                            1,000,000     1,149,470
         Ser C, RB,
         5.000%, 11/01/26 (A)                            1,600,000     1,843,120
      Irvine Ranch Water District, Ser B, GO
         LOC Bank of America NA
         0.050%, 10/01/41 (A) (C)                        3,500,000     3,500,000
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                            1,000,000     1,054,910
      Long Beach, Community College District,
         Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                              465,000       527,677
      Long Beach, Harbor Revenue, Ser B, RB,
         5.000%, 05/15/24 (A)                            1,440,000     1,705,421
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         4.000%, 08/01/14                                  180,000       194,105
         5.250%, 08/01/24 (A)                              200,000       241,014
         5.250%, 08/01/25 (A)                            1,615,000     1,940,019
         Ser B, GO,
         5.250%, 08/01/24 (A)                            1,045,000     1,259,298
      Los Angeles County Public Works
         Financing Authority Flood Control
         District, Ser A, RB, National-RE Insured
         5.000%, 03/01/12                                  600,000       602,232
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                            1,280,000     1,362,765
         Sales Tax Revenue,
         Proposition C, Ser A, RB,
         National-RE Insured
         5.250%, 07/01/13                                  200,000       213,752
      Los Angeles County,
         Public Works Financing Authority,
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/12                                1,010,000     1,041,663
         5.000%, 10/01/15                                  230,000       262,543
         National-RE Insured
         5.000%, 10/01/12                                  300,000       309,387
      Los Angeles County, Sanitation
         Districts Financing Authority,
         Capital Project, Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                              245,000       262,620

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 91

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County, Sanitation
         Equipment, Ser A, RB,
         AGM Insured
         5.000%, 02/01/14 (A)                           $  750,000   $   782,595
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                            2,000,000     2,380,400
         5.250%, 08/01/21 (A)                              350,000       420,707
      Los Angeles,
         Ser A, GO,
         National-RE Insured
         5.000%, 09/01/12 (A)                            3,500,000     3,595,935
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                            1,000,000     1,139,090
      Los Angeles, Community College District,
         Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                              500,000       565,445
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                            1,000,000     1,168,170
         5.000%, 08/01/23 (A)                            1,360,000     1,507,356
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                            1,500,000     1,858,995
         5.500%, 08/01/24 (A)                            1,000,000     1,204,630
      Los Angeles, Department of Airports, RB
         International Airport,
         Ser A
         5.000%, 05/15/23 (A)                              500,000       602,110
         Ser C
         5.250%, 05/15/21 (A)                            1,000,000     1,156,430
         Ser D
         5.000%, 05/15/24 (A)                              830,000       989,144
         Ser A
         5.250%, 05/15/22 (A)                              500,000       606,970
      Los Angeles, Department of Water & Power,
         Ser A, RB,
         5.000%, 07/01/18                                1,000,000     1,227,570
         5.000%, 07/01/22 (A)                            1,860,000     2,340,122
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                            2,500,000     2,657,250
         Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                            2,000,000     2,196,860
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                                  430,000       458,182

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Sub Ser A-2, RB,
         5.000%, 07/01/15                               $  575,000   $   656,725
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (A) (B)                        1,390,000     1,420,260
         National-RE Insured,
         5.500%, 07/01/12                                1,855,000     1,895,457
         Ser B
         AGM Insured
         5.000%, 07/01/16                                1,950,000     2,298,680
         Ser D
         5.250%, 07/01/24 (A)                            1,000,000     1,180,520
         Ser I
         5.000%, 07/01/25 (A)                            1,750,000     2,021,215
      Los Angeles, Waste Water System, RB,
         AGM Insured
         5.000%, 06/01/22 (A)                              920,000       972,311
         Ser C, National-RE Insured
         5.375%, 06/01/12                                1,245,000     1,266,302
         Sub Ser A,
         National-RE Insured
         5.000%, 06/01/26 (A)                              600,000       631,896
      Metropolitan Water District of
         Southern California Ser A, RB
         5.000%, 01/01/26 (A)                              500,000       578,875
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                            1,500,000     1,681,440
      Mount Diablo Unified School District, GO,
         5.000%, 08/01/26 (A)                              300,000       350,061
         Election 2002, Ser B
         5.000%, 07/01/20                                1,000,000     1,208,790
      North Orange County, Community
         College District,
         GO, National-RE Insured
         5.000%, 08/01/15                                1,070,000     1,226,552
         5.000%, 08/01/23 (A)                            2,880,000     3,215,664
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                            1,060,000     1,211,156
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                        1,800,000     1,926,342

        The accompanying notes are an integral part of the financial statements.

92 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                               $  450,000   $   533,615
         5.000%, 02/01/23 (A)                            2,615,000     2,948,962
         5.000%, 02/01/25 (A)                            1,200,000     1,349,628
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                              750,000       832,980
      Pajaro Valley Unified School
         District, GO, AGM Insured
         5.250%, 08/01/21 (A)                              500,000       571,870
      Paramount, Unified School
         District, GO, AGM Insured
         5.000%, 09/01/15                                1,000,000     1,119,610
      Petaluma City, Elementary School
         District, GO
         4.000%, 08/01/15                                  705,000       773,878
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                            1,250,000     1,409,075
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                        1,000,000     1,037,540
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                            1,500,000     1,696,590
         5.000%, 06/01/24 (A)                            1,110,000     1,243,833
      Redwood City, Elementary School
         District, GO, National-RE FGIC Insured
         5.500%, 08/01/14                                  960,000     1,050,950
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                            1,750,000     1,978,200
      Sacramento, Municipal Utility District, RB
         Electric Power & Light Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/16                                  300,000       320,211
         5.000%, 08/15/22 (A)                              325,000       344,630
         Prerefunded @ 100
         5.000%, 08/15/13 (A) (B)                          700,000       749,847
         5.000%, 08/15/13 (A) (B)                          740,000       792,695
         Ser U, AGM Insured
         5.000%, 08/15/24 (A)                              250,000       288,108
      Sacramento, Municipal Utility District, RB,
         Electric Power & Light Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/15                                1,790,000     2,034,603
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                            1,610,000     1,864,879

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Sacramento, Unified School District, GO
         5.000%, 07/01/19                               $1,115,000   $ 1,366,957
      San Bernardino County, Community
         College District, GO,
         AGM Insured
         5.000%, 08/01/15                                1,000,000     1,146,690
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                            1,055,000     1,296,490
      San Diego County, Regional
         Transportation Commission,
         Limited Tax, Ser B, RB,
         SPA JPMorgan Chase Bank
         0.040%, 04/01/38 (A) (C)                        3,800,000     3,800,000
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                            1,000,000     1,155,550
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                                1,310,000     1,532,438
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                            3,520,000     3,773,123
         National-RE FGIC Insured
         5.000%, 05/01/12                                  775,000       783,773
      San Diego, Public Facilities
         Financing Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                            1,100,000     1,125,751
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                            3,210,000     4,007,300
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                            1,000,000     1,212,480
      San Francisco City & County,
         Academy Sciences
         Improvement, Ser E, GO,
         National-RE Insured
         5.000%, 06/15/24 (A)                            2,040,000     2,116,643
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                            2,000,000     2,233,420
         International Airport, Second Series,
         Issue 32F, RB, National-RE FGIC Insured
         5.250%, 05/01/19                                2,100,000     2,583,546
         Earthquake Safety,
         Ser E, GO
         5.000%, 06/15/26 (A)                            2,815,000     3,317,646
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                              250,000       292,868

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 93

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/23 (A)                           $1,000,000   $ 1,120,170
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                            1,250,000     1,292,312
         Ser C, RB
         5.000%, 11/01/12                                  525,000       543,695
         Ser R1, GO, REF-SER R1
         5.000%, 06/15/24 (A)                              375,000       463,909
         Unified School District, Prop A,
         Ser B, GO, Election 2003,
         AGM Insured
         5.000%, 06/15/20 (A)                            1,895,000     1,963,504
         5.000%, 06/15/22 (A)                              975,000     1,007,984
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                              895,000     1,072,282
      San Francisco, Bay Area Rapid Transit,
         Sales Tax Revenue, RB, AMBAC Insured
         5.250%, 07/01/14 (A)                              300,000       301,188
      San Francisco, Community College
         District, Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                            2,085,000     2,160,373
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, AGM Insured
         4.500%, 08/01/15                                1,000,000     1,114,420
      San Jose, Financing Authority, Lease
         Revenue, Ser B, RB, AMBAC Insured
         4.000%, 06/01/12                                  250,000       252,255
      San Juan, Unified School District,
         GO, Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                            1,560,000     1,792,424
         Ser A, GO, Election 2002,
         National-RE Insured
         5.000%, 08/01/25 (A)                            2,200,000     2,315,830
      San Lorenzo, Unified School
         District, Election 2008, Ser A, GO,
         Assured Guaranty Insured
         5.000%, 08/01/22 (A)                              325,000       368,804
      San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                                2,150,000     2,504,255
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                            1,000,000     1,183,690

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Rafael, Elementary School District, GO,
         5.000%, 08/01/24 (A)                           $  325,000   $   387,836
         5.000%, 08/01/27 (A)                              875,000     1,027,346
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                            1,290,000     1,428,107
      Santa Clara, Valley Transportation
         Authority, Measure A, Ser A, RB,
         AMBAC Insured
         5.000%, 04/01/25 (A)                              400,000       453,096
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                                  510,000       578,636
      Santa Rosa, High School District, GO,
         5.000%, 08/01/24 (A)                            1,090,000     1,264,803
      Shasta-Tehama-Trinity, Joint Community
         College District, GO
         5.000%, 08/01/26 (A)                              560,000       638,036
         5.000%, 08/01/27 (A)                              500,000       567,055
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                        1,865,000     1,994,450
      Southern California, Public Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB,
         5.000%, 07/01/25 (A)                            2,950,000     3,492,594
         Transmission Project Revenue,
         Sub Southern
         Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                            1,200,000     1,392,600
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                                  645,000       736,126
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                            1,000,000     1,188,080
      University of California,
         Limited Project, Ser A, RB,
         National-RE Insured,
         Prerefunded @ 101
         5.000%, 05/15/12 (A) (B)                          590,000       603,824
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                              705,000       745,432
         5.000%, 05/15/22 (A)                            1,500,000     1,588,020
         5.000%, 05/15/25 (A)                              600,000       630,600

        The accompanying notes are an integral part of the financial statements.

94 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Ser B, RB,
      AMBAC Insured
      5.250%, 05/15/23 (A)                              $1,500,000  $  1,590,825
      Ser O, RB
      5.500%, 05/15/22 (A)                               2,000,000     2,452,420
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $227,289,286)                                         243,104,557
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.2%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                           3,016,086     3,016,086
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,016,086)                                             3,016,086
                                                                    ------------
   TOTAL INVESTMENTS - 98.7%
      (Cost $230,305,372)                                            246,120,643
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                              3,129,290
                                                                    ------------
   NET ASSETS - 100.0%                                              $249,249,933
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2012.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATES OF PARTICIPATION

ETM   - ESCROWED TO MATURITY

FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION

GO    - GENERAL OBLIGATION

LOC   - LETTER OF CREDIT

NA    - NATIONAL ASSOCIATION

RB    - REVENUE BOND

SER   - SERIES

SPA   - STANDBY PURCHASE AGREEMENT

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                       LEVEL 2         LEVEL 3
                                                      TOTAL FAIR       LEVEL 1      SIGNIFICANT      SIGNIFICANT
                                                       VALUE AT        QUOTED        OBSERVABLE     UNOBSERVABLE
                                                       01/31/12         PRICE          INPUTS          INPUTS
                                                    ------------    ------------    ------------    ------------
   Municipal Bonds                                  $243,104,557    $         --    $243,104,557    $         --
   Registered Investment Company                       3,016,086       3,016,086              --              --
                                                    ------------    ------------    ------------    ------------
Total:                                              $246,120,643    $  3,016,086    $243,104,557    $         --
                                                    ============    ============    ============    ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 95

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.3%
--------------------------------------------------------------------------------
   ALASKA - 3.9%
      Alaska State, International
         Airports System,
         Ser B, RB, AMBAC Insured,
         Prerefunded @ 100 (B)
         5.750%, 10/01/12                               $  150,000   $   155,497
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                            2,000,000     2,196,440
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                            1,000,000     1,168,590
         National-RE FGIC Insured
         5.000%, 09/01/17                                  545,000       660,665
                                                                     -----------
                                                                       4,181,192
                                                                     -----------
   ARIZONA - 2.0%
      Phoenix, GO, Ser A
         6.250%, 07/01/17                                1,000,000     1,277,670
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                              765,000       911,306
                                                                     -----------
                                                                       2,188,976
                                                                     -----------
   CALIFORNIA - 19.4%
      California State, Department of
         Transportation, Federal
         Highway Grant,
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                                1,000,000     1,085,870
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured
         5.500%, 12/01/15                                  625,000       735,512
         Central Valley Project, Ser Z, RB,
         National-RE FGIC Insured
         5.000%, 12/01/12                                  500,000       519,840
         Power Supply Revenue,
         RB, Ser H, AGM Insured
         5.000%, 05/01/22 (A)                            1,000,000     1,177,180
      California State, GO,
         Various Purposes
         5.250%, 10/01/21 (A)                            1,000,000     1,217,070
         5.625%, 04/01/25 (A)                            1,250,000     1,483,888
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                            1,625,000     1,828,759
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                  190,000       197,615

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Elsinore Valley, Municipal Water District,
         COP, National-RE FGIC Insured
         5.375%, 07/01/18                               $  750,000   $   893,130
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                              525,000       632,662
         5.250%, 08/01/25 (A)                            1,000,000     1,201,250
      Los Angeles, Ser A, GO, National-RE Insured
         5.250%, 09/01/12                                  675,000       694,710
      Los Angeles, Unified School
         District, GO, Ser I
         5.000%, 07/01/25 (A)                            1,000,000     1,154,980
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                            1,000,000     1,131,060
      Sacramento Municipal Utility
         District, Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                              500,000       529,960
      San Bernardino County, Community
         College District, GO,
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                              850,000     1,044,565
      San Francisco City & County,
         Airport Commission,
         International Airport, Second Series,
         Issue 32F, RB, National-RE FGIC Insured
         5.250%, 05/01/19                                1,000,000     1,230,260
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         6.000%, 08/01/15                                  430,000       510,836
         National-RE Insured
         6.000%, 08/01/15                                  775,000       846,207
      San Ramon Valley, Unified School
         District, Election 2002,
         GO, AGM Insured
         5.250%, 08/01/18 (A)                            1,670,000     1,848,790
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                              750,000       891,060
                                                                     -----------
                                                                      20,855,204
                                                                     -----------
   COLORADO - 0.6%
      Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                  625,000       648,275
                                                                     -----------

        The accompanying notes are an integral part of the financial statements.

96 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CONNECTICUT - 2.8%
      Connecticut State,
         Ser C, GO
         5.000%, 06/01/14                               $1,600,000   $ 1,767,200
         Ser D, GO
         5.000%, 11/01/19                                1,000,000     1,259,140
                                                                     -----------
                                                                       3,026,340
                                                                     -----------
   FLORIDA - 0.8%
      Jacksonville, Local Government,
         Sales Tax Revenue, RB,
         National-RE FGIC Insured
         5.500%, 10/01/13                                  835,000       905,866
                                                                     -----------
   GEORGIA - 1.3%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                                1,000,000     1,083,620
      Georgia State, Road & Tollway Authority,
         Reimbursement Revenue,
         Ser A, RB, AGM Insured
         5.000%, 06/01/14                                  270,000       295,439
                                                                     -----------
                                                                       1,379,059
                                                                     -----------
   HAWAII - 6.7%
      Hawaii State
         Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                                1,025,000     1,171,062
         Ser EA, GO
         5.000%, 12/01/19                                1,000,000     1,258,410
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                            1,000,000     1,181,640
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                            1,895,000     2,061,362
      University of Hawaii Revenue,
         Ser A, RB,
         3.000%, 10/01/13                                  300,000       312,441
         5.500%, 10/01/22 (A)                              500,000       620,110
         5.500%, 10/01/23 (A)                              500,000       615,335
                                                                     -----------
                                                                       7,220,360
                                                                     -----------
   IDAHO - 4.7%
      Idaho State, Housing & Finance Association,
         Grant & Revenue Anticipation,
         Federal Highway Trust, RB,
         National-RE Insured
         5.000%, 07/15/15                                1,000,000     1,127,680
         Ser A, RB
         5.000%, 07/15/22 (A)                              580,000       680,578
         5.250%, 07/15/24 (A)                            1,750,000     2,055,760

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   IDAHO - (CONTINUED)
      Twin Falls County, School
         District No. 411, GO,
         National-RE Insured
         5.000%, 09/15/16                               $1,000,000   $ 1,142,560
                                                                     -----------
                                                                       5,006,578
                                                                     -----------
   ILLINOIS - 7.6%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                            1,075,000     1,167,407
         Ser C, GO
         5.000%, 01/01/23 (A)                            1,285,000     1,464,951
      Chicago, Board of Education,
         Dedicated Revenues,
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                            1,375,000     1,520,984
      Chicago, O'Hare International
         Airport Revenue,
         Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                            1,705,000     1,937,971
      Chicago, Project & Refunding, Ser A, GO
         5.250%, 01/01/21 (A)                            1,020,000     1,164,197
      Illinois State, GO, National-RE Insured
         5.000%, 08/01/26 (A)                              900,000       902,529
                                                                     -----------
                                                                       8,158,039
                                                                     -----------
   MASSACHUSETTS - 6.1%
      Massachusetts State,
         Consolidated Loan, Ser D, GO,
         5.500%, 11/01/14                                  220,000       249,621
         School Building Authority,
         Sales Tax Revenue,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                                3,175,000     3,528,251
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                                1,055,000     1,218,841
         5.250%, 08/01/16                                1,310,000     1,564,926
                                                                     -----------
                                                                       6,561,639
                                                                     -----------
   NEVADA - 6.4%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                            2,440,000     2,750,734
         School District,
         Ser A, GO, AGM Insured
         5.500%, 06/15/16 (A)                            1,250,000     1,337,637
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC Insured
         5.250%, 06/01/18 (A)                            1,305,000     1,359,144
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 12/01/12 (A)                              300,000       312,447

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 97

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEVADA - (CONTINUED)
      Nevada State,
         Capital Improvements,
         Ser A, GO, National-RE Insured,
         Prerefunded @ 100(B)
         5.000%, 05/01/12                               $  500,000   $   505,925
         Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                              525,000       563,136
                                                                     -----------
                                                                       6,829,023
                                                                     -----------
   NEW JERSEY - 3.3%
      Cape May County, General
         Improvement, GO
         2.500%, 07/15/12                                  100,000       101,039
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                                1,265,000     1,505,110
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                                  655,000       811,617
         Transportation Trust Fund Authority,
         Ser C, ETM, RB, National-RE Insured
         5.250%, 06/15/15                                1,000,000     1,156,190
                                                                     -----------
                                                                       3,573,956
                                                                     -----------
   NEW YORK - 6.0%
      New York City, Transitional Finance
         Authority Subordinated Future Tax Secured
         RB, Prerefunded, Series B
         5.000%, 11/01/13                                  285,000       308,079
         RB, Unrefunded
         5.000%, 11/01/13                                  640,000       691,942
         Ser C, RB,
         5.000%, 11/01/17                                  250,000       304,438
      New York State,
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                            1,055,000     1,226,649
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                                1,000,000     1,134,870
      New York State, Thruway Authority,
         Highway and Bridge Trust Fund,
         Ser B, RB, AGM Insured
         5.000%, 04/01/12                                  200,000       201,542
         Personal Income Tax Revenue
         Transportation, Ser A, RB
         5.000%, 03/15/12                                  175,000       175,996
         Second Highway and Bridge
         Trust Fund, Ser A, RB, National-RE
         Insured, Prerefunded @ 100(B)
         5.000%, 04/01/14                                1,075,000     1,177,620

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW YORK - (CONTINUED)
         Second Highway and Bridge
         Trust Fund, Ser B, RB
         5.000%, 04/01/21 (A)                           $1,025,000   $ 1,217,895
                                                                     -----------
                                                                       6,439,031
                                                                     -----------
   NORTH CAROLINA - 1.2%
      North Carolina State, Public
         Improvement, Ser A, GO,
         5.000%, 03/01/23 (A)                            1,000,000     1,043,540
         North Carolina State, Highway, GO
         5.000%, 05/01/15 (A)                              250,000       275,847
                                                                     -----------
                                                                       1,319,387
                                                                     -----------
   OHIO - 0.2%
      Ohio State, Common Schools
         Facilities, Ser B, GO
         4.300%, 09/15/12                                  200,000       205,088
                                                                     -----------
   OREGON - 5.9%
      Chemeketa, Community College
         District, ETM, GO, FGIC Insured
         5.500%, 06/01/12                                1,060,000     1,077,681
      Portland, Sewer System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.000%, 06/15/14                                1,000,000     1,105,990
         First Lien, Ser A, RB,
         National-RE Insured
         5.000%, 06/01/14                                  490,000       541,083
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                            1,160,000     1,347,456
      Washington County, School
         District Authority No. 15,
         GO, AGM School Board
         Guarantee Insured
         5.000%, 06/15/14                                1,000,000     1,098,510
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                                1,000,000     1,183,960
                                                                     -----------
                                                                       6,354,680
                                                                     -----------
   PENNSYLVANIA - 0.5%
      Pennsylvania State, Refunding & Projects,
         First Ser, GO, National-RE Insured
         5.250%, 02/01/14                                  500,000       548,125
                                                                     -----------
   TEXAS - 9.4%
      Denton, Utilities System Revenue, RB,
         National-RE Insured
         5.250%, 12/01/23 (A)                            1,065,000     1,137,516

        The accompanying notes are an integral part of the financial statements.

98 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      Houston, Texas Utility System Revenue,
         Combined First Lien, Ser A, RB,
         National-RE Insured
         5.250%, 05/15/14                               $  545,000   $   602,514
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                                1,250,000     1,537,513
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                                  800,000       963,240
      Lower Colorado River Authority,
         RB
         5.000%, 05/15/21 (A)                            1,035,000     1,220,617
         5.000%, 05/15/22 (A)                              835,000       970,771
         5.000%, 05/15/23 (A)                               95,000       109,763
         RB, Prerefunded @ 100 (B)
         5.000%, 05/15/19                                    5,000         6,333
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                                  500,000       607,860
      San Antonio, Water Revenue,
         RB, AGM Insured,
         5.500%, 05/15/15 (A)                              445,000       451,404
         RB, AGM Insured, Prerefunded @ 100, (B)
         5.500%, 05/15/12                                   55,000        55,833
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                                1,000,000     1,205,910
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                            1,000,000     1,212,510
                                                                     -----------
                                                                      10,081,784
                                                                     -----------
   UTAH - 1.6%
      Utah State, Board of Regents
         Auxilliary & Campus Facilities
         Revenue, Ser A, RB,
         National-RE Insured
         5.000%, 04/01/17 (A)                            1,500,000     1,670,325
                                                                     -----------
   WASHINGTON - 7.9%
      Energy Northwest, Electric Revenue,
         Project No. 1,
         Ser A, RB, AGM Insured
         5.500%, 07/01/14 (A)                              400,000       408,724
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                            1,805,000     1,848,609
         RB, AMBAC Insured
         6.000%, 07/01/18 (A)                              510,000       521,868
         RB, AMBAC Insured,
         Prerefunded @ 100, (B)
         6.000%, 07/01/12                                  525,000       537,505

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
      King & Pierce County School
         District No. 408, GO
         5.000%, 12/01/21                               $1,000,000  $  1,242,930
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                            1,375,000     1,575,943
      Seattle, Municipal Light & Power
         Revenue, RB, AGM Insured,
         5.000%, 08/01/17 (A)                            1,000,000     1,112,210
      Washington State, Ser A, GO,
         5.000%, 07/01/19 (A)                            1,000,000     1,192,140
                                                                    ------------
                                                                       8,439,929
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $97,769,797)                                          105,592,856
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY- 0.3%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                              392,399       392,399
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $392,399)                                                 392,399
                                                                    ------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $98,162,196)                                             105,985,255
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                              1,451,477
                                                                    ------------
   NET ASSETS - 100.0%                                              $107,436,732
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)    PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM    - ASSURED GUARANTY MUNICIPAL CORPORATION

AMBAC  - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP    - CERTIFICATES OF PARTICIPATION

ETM    - ESCROWED TO MATURITY

FGIC   - FINANCIAL GUARANTY INSURANCE CORPORATION

GO     - GENERAL OBLIGATION

PSF    - PRIORITY SOLIDARITY FUND

RB     - REVENUE BOND

SER    - SERIES

TA     - TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 99

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                             LEVEL 2         LEVEL 3
                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                               VALUE AT        QUOTED      OBSERVABLE     UNOBSERVABLE
                                               01/31/12         PRICE         INPUTS         INPUTS
                                             ------------   ------------   -----------    ------------
   Municipal Bonds                           $105,592,856   $         --   $105,592,856   $         --
   Registered Investment Company                  392,399        392,399             --             --
                                             ------------   ------------   -----------    ------------
Total:                                       $105,985,255   $    392,399   $105,592,856   $         --
                                             ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

100 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 59.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.4%
      Comcast
         5.300%, 01/15/14                               $1,150,000   $ 1,241,783
      DIRECTV Holdings LLC/DIRECTV Financing
         7.625%, 05/15/16                                  441,000       464,704
      Georgia-Pacific (A)
         8.250%, 05/01/16                                1,500,000     1,662,701
      JC Penney
         9.000%, 08/01/12                                  500,000       517,500
      Macy's Retail Holdings
         7.875%, 07/15/15                                1,000,000     1,174,849
         5.350%, 03/15/12                                1,000,000     1,004,091
      Staples
         9.750%, 01/15/14                                1,000,000     1,146,037
      Starwood Hotels & Resorts Worldwide
         6.250%, 02/15/13                                1,500,000     1,554,375
      Time Warner Cable
         7.500%, 04/01/14                                  400,000       451,578
         5.400%, 07/02/12                                1,000,000     1,019,641
                                                                     -----------
                                                                      10,237,259
                                                                     -----------
   CONSUMER STAPLES - 0.9%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                                1,000,000     1,016,600
      Coca-Cola
         3.625%, 03/15/14                                  250,000       266,598
                                                                     -----------
                                                                       1,283,198
                                                                     -----------
   ENERGY - 10.2%
      Energy Transfer Partners
         6.000%, 07/01/13                                1,350,000     1,434,313
         8.500%, 04/15/14                                  650,000       741,081
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                                1,300,000     1,370,073
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                                1,332,000     1,409,137
      Petrobras International Finance
         3.875%, 01/27/16                                1,500,000     1,535,828
      Petrohawk Energy
         7.875%, 06/01/15                                1,800,000     1,908,000
      Rockies Express Pipeline (A)
         6.250%, 07/15/13                                1,215,000     1,245,375
      SeaRiver Maritime (B)
         0.000%, 09/01/12                                3,000,000     2,966,868
      Transocean
         5.050%, 12/15/16                                1,400,000     1,500,066
                                                                     -----------
                                                                      14,110,741
                                                                     -----------

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 13.2%
      American International Group
         4.250%, 09/15/14                               $1,500,000   $ 1,506,986
      BankAmerica Capital II, Ser 2
         8.000%, 12/15/26                                1,500,000     1,470,000
      BB&T Capital Trust II
         6.750%, 06/07/36                                  650,000       676,163
      BP Capital Markets
         3.125%, 03/10/12                                1,000,000     1,002,829
      Capital One Financial Corp
         2.125%, 07/15/14                                  775,000       776,212
      Citigroup
         4.750%, 05/19/15                                1,500,000     1,579,383
      Ford Motor Credit
         3.875%, 01/15/15                                1,450,000     1,466,394
      General Electric Capital Corp (D)
         1.311%, 05/09/16                                2,000,000     1,909,592
      Goldman Sachs Group
         5.700%, 09/01/12                                1,000,000     1,024,760
      HSBC Bank PLC (A)
         2.000%, 01/19/14                                1,500,000     1,480,434
      JPMorgan Chase
         5.125%, 09/15/14                                  500,000       533,437
         4.750%, 05/01/13                                1,000,000     1,049,072
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                                  500,000       136,250
      NB Capital Trust IV
         8.250%, 04/15/27                                  200,000       197,500
      Wachovia
         4.875%, 02/15/14                                2,000,000     2,098,906
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                                1,420,000     1,455,817
                                                                     -----------
                                                                      18,363,735
                                                                     -----------
   FOREIGN GOVERNMENTS - 1.3%
      Export-Import Bank of Korea
         4.000%, 01/11/17                                1,000,000     1,019,703
      Mexico Government International Bond
         5.875%, 02/17/14                                  750,000       810,000
                                                                     -----------
                                                                       1,829,703
                                                                     -----------
   HEALTH CARE - 6.4%
      Amgen
         1.875%, 11/15/14                                2,000,000     2,038,542
      Boston Scientific
         5.450%, 06/15/14                                1,000,000     1,069,280
      Gilead Sciences
         3.050%, 12/01/16                                1,500,000     1,572,053
         2.400%, 12/01/14                                  350,000       362,157
      Sanofi
         1.625%, 03/28/14                                  750,000       766,595

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 101

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Teva Pharmaceutical Finance IV
         1.700%, 11/10/14                               $2,000,000   $ 2,039,846
      Wellpoint
         6.800%, 08/01/12                                  500,000       515,373
         6.000%, 02/15/14                                  475,000       516,456
                                                                     -----------
                                                                       8,880,302
                                                                     -----------
   INDUSTRIAL - 5.8%
      Allied Waste North America
         6.875%, 06/01/17                                1,600,000     1,686,000
      Burlington Northern Santa Fe
         5.900%, 07/01/12                                1,560,000     1,589,663
      Continental Airlines Pass Through Trust,
         Ser 2010-1, Cl A
         4.750%, 01/12/21                                1,471,108     1,526,275
      L-3 Communications, Ser B
         6.375%, 10/15/15                                  850,000       871,250
      Northwest Airlines, Ser 02-1G
         6.264%, 11/20/21                                1,386,165     1,386,165
      Union Pacific
         5.450%, 01/31/13                                  935,000       979,628
                                                                     -----------
                                                                       8,038,981
                                                                     -----------
   INFORMATION TECHNOLOGY - 2.2%
      Hewlett-Packard
         3.000%, 09/15/16                                2,000,000     2,059,984
      Xerox (D)
         1.281%, 05/16/14                                1,000,000       987,164
                                                                     -----------
                                                                       3,047,148
                                                                     -----------
   MATERIALS - 3.9%
      Dow Chemical
         4.850%, 08/15/12                                1,000,000     1,020,999
      Ecolab
         2.375%, 12/08/14                                1,225,000     1,269,739
      Rio Tinto Alcan
         5.200%, 01/15/14                                1,250,000     1,341,825
      Teck Resources
         7.000%, 09/15/12                                1,743,000     1,805,363
                                                                     -----------
                                                                       5,437,926
                                                                     -----------
   TELECOMMUNICATION SERVICES - 5.2%
      AT&T
         5.875%, 08/15/12                                1,250,000     1,285,827
      Cellco Partnership/Verizon
         Wireless Capital
         5.550%, 02/01/14                                2,000,000     2,184,712
      Telefonica Emisiones SAU
         3.992%, 02/16/16                                1,500,000     1,498,928

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - (CONTINUED)
      Thomson Reuters
         5.950%, 07/15/13                               $1,000,000   $ 1,065,688
      Verizon Communications, Inc.
         1.950%, 03/28/14                                1,200,000     1,230,196
                                                                     -----------
                                                                       7,265,351
                                                                     -----------
   UTILITIES - 3.1%
      Consolidated Natural Gas
         5.000%, 03/01/14                                1,000,000     1,072,937
      Exelon Generation
         5.350%, 01/15/14                                1,482,000     1,590,669
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                                  500,000       516,471
         Ser D
         5.000%, 02/15/14                                  500,000       537,852
      Southern California Edison
         5.750%, 03/15/14                                  500,000       553,302
                                                                     -----------
                                                                       4,271,231
                                                                     -----------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $82,089,715)                                           82,765,575
                                                                     -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 15.7%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                   23,260        24,645
         6.000%, 09/01/13                                    6,779         7,238
         6.000%, 04/01/14                                   16,048        16,955
         6.000%, 05/01/14                                   65,890        69,603
         6.000%, 05/01/14                                   14,846        15,905
         6.000%, 05/01/14                                   11,358        12,168
         6.000%, 05/01/14                                    8,030         8,602
         6.000%, 07/01/14                                   64,278        67,108
         6.000%, 10/01/16                                   67,847        72,811
         6.000%, 04/01/17                                  236,398       254,137
         6.000%, 04/01/29                                   71,995        80,171
         6.000%, 04/01/38                                  410,655       455,497
         5.500%, 07/01/15                                  159,487       172,787
         5.500%, 03/01/17                                   73,105        78,485
         5.500%, 12/01/17                                    7,214         7,829
         5.500%, 02/01/18                                   88,833        95,845
         5.500%, 11/01/18                                    8,924         9,636
         5.500%, 10/01/32                                  504,684       549,623
         5.500%, 12/01/34                                  325,889       354,704
         5.000%, 10/01/18                                  257,962       276,161
         5.000%, 07/01/20                                  110,515       119,247
         5.000%, 06/01/25                                  583,328       626,323
      FHLMC, ARM
         4.315%, 06/01/39                                  459,657       487,648
         2.657%, 03/01/35                                  193,635       204,467

        The accompanying notes are an integral part of the financial statements.

102 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FHLMC, ARM (continued)
         2.596%, 11/01/35                               $1,321,078   $ 1,399,321
         2.589%, 09/01/36                                1,232,911     1,305,764
         2.495%, 10/01/36                                1,486,348     1,571,031
         2.397%, 12/01/34                                1,409,562     1,486,117
         2.365%, 01/01/34                                  269,053       282,263
      FNMA
         8.000%, 06/01/30                                    3,740         4,541
         8.000%, 11/01/30                                    2,639         3,204
         6.500%, 06/01/16                                   32,996        35,620
         6.500%, 07/01/16                                   23,069        25,272
         6.500%, 11/01/16                                   21,598        23,661
         6.500%, 01/01/17                                   24,255        26,572
         6.500%, 02/01/17                                    9,264        10,149
         6.500%, 04/01/17                                   35,427        38,933
         6.500%, 07/01/17                                   31,406        34,514
         6.000%, 04/01/16                                  115,036       123,635
         6.000%, 04/01/16                                  253,067       271,509
         6.000%, 05/01/16                                  275,943       296,570
         6.000%, 05/01/16                                   94,339       101,214
         6.000%, 06/01/16                                   13,311        14,306
         6.000%, 08/01/16                                   24,156        25,962
         6.000%, 10/01/16                                   61,082        65,648
         6.000%, 05/01/18                                  172,636       185,541
         5.500%, 07/01/14                                   59,033        64,233
         5.500%, 09/01/14                                   87,176        94,855
         5.500%, 08/01/15                                  205,353       223,441
         5.500%, 12/01/16                                   29,566        32,189
         5.500%, 01/01/17                                  213,434       232,367
         5.500%, 09/01/17                                  310,413       334,872
         5.500%, 09/01/17                                   35,598        38,778
         5.500%, 10/01/17                                   50,500        54,479
         5.500%, 11/01/17                                   84,762        91,382
         5.500%, 12/01/17                                   50,454        54,475
         5.500%, 02/01/18                                    6,209         6,776
         5.500%, 04/01/18                                   13,640        14,884
         5.500%, 10/01/18                                   16,048        17,481
         5.500%, 12/01/18                                  576,062       627,163
         5.500%, 09/01/34                                  674,489       736,128
         5.500%, 01/01/35                                  458,455       503,790
         5.000%, 07/01/14                                   15,688        16,913
         5.000%, 05/01/18                                   15,109        16,345
         5.000%, 06/01/18                                   56,865        61,518
         4.000%, 09/01/20                                1,709,248     1,816,390
      FNMA, ARM
         2.587%, 08/01/27                                   23,853        24,672
         2.420%, 06/01/34                                1,206,548     1,275,773
         2.403%, 01/01/36                                  851,731       899,163
         2.391%, 09/01/33                                  148,463       156,778
         2.309%, 09/01/35                                1,908,038     2,015,379
         2.059%, 01/01/35                                  443,277       468,073

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                               $   68,917   $    71,272
      GMNA, CMO
         Ser 2004-43, Cl C (D)
         5.008%, 12/16/25                                  500,000       529,264
                                                                     -----------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $21,251,610)                                           21,877,775
                                                                     -----------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 5.3%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                   22,810        22,793
         Ser 2005-2, Cl A4 (D)
         4.783%, 07/10/43                                  175,518       175,442
      Bear Stearns Commercial Mortgage
         Securities, Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                                  203,669       205,341
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                  363,478       373,512
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                  222,479       231,491
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                  425,433       435,796
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1(A)
         3.742%, 11/10/46                                1,324,389     1,402,826
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                   37,481        38,049
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.542%, 02/25/35                                  146,894       143,293
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                  308,019       319,714
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                   35,844        35,816
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                                  391,308       394,142
      Residential Funding Mortgage Securities I,
         Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                  737,791       754,583

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 103

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Sequoia Mortgage Trust,
         Ser 2012-1, Cl 2A1
         3.474%, 01/25/42                               $1,000,000   $ 1,000,000
      Wachovia Bank Commercial Mortgage Trust,
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                  123,345       123,188
      Washington Mutual, Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                   90,513        80,766
      Wells Fargo Mortgage Backed Securities Trust,
         Ser 2003-13, Cl A1
         4.500%, 11/25/18                                  782,072       799,072
         Ser 2003-M, Cl A1(D)
         4.692%, 12/25/33                                  384,389       386,995
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                  423,914       437,189
                                                                     -----------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $7,299,571)                                             7,360,008
                                                                     -----------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 12.9%
--------------------------------------------------------------------------------
      Ally Master Owner Trust,
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                                1,075,000     1,093,433
      Avis Budget Rental Car Funding AESOP,
         Ser 2011-1A, Cl A (A)
         1.850%, 11/20/14                                1,500,000     1,504,296
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                                  712,111       715,605
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                                  151,572       152,201
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                                1,358,146     1,465,280
      Ford Credit Auto Owner Trust
         Ser 2008-A, Cl A1
         0.840%, 08/15/16                                1,400,000     1,402,153
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                                  699,708       722,237
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                                1,400,000     1,410,387
      Massachusetts RRB Special
         Purpose Trust, Ser 2001-1, Cl A
         6.530%, 06/01/15                                  759,044       789,446
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                                1,000,000     1,023,820
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                   62,642        63,060

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                               $    9,018   $     9,047
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                                  606,297       627,551
      SLM Student Loan Trust, (D)
         Ser 2011-2, Cl A1
         0.876%, 11/25/27                                1,908,648     1,898,718
         Ser 2011-A, Cl A1(A)
         1.285%, 10/15/24                                2,099,758     2,079,434
      Volkswagen Auto Loan Enhanced
         Trust, Ser 2011-1, Cl A3
         1.220%, 06/22/15                                1,500,000     1,511,597
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                                1,425,000     1,456,584
                                                                     -----------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $17,913,149)                                           17,924,849
                                                                     -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 0.4%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         0.750%, 01/31/17                                  550,000       554,426
                                                                    ------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $553,738)                                                 554,426
                                                                    ------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 2.5%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.5%
      California State, GO (D)
         5.650%, 04/01/39                                1,850,000     1,940,650
      University of California Revenue,
         Build America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                                1,500,000     1,522,770
                                                                    ------------
                                                                       3,463,420
                                                                    ------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $3,445,266)                                             3,463,420
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            2,985,501     2,985,501
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,985,501)                                             2,985,501
                                                                    ------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $135,538,550)                                            136,931,554
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%
                                                                       1,988,000
                                                                    ------------
   NET ASSETS - 100.0%                                              $138,919,554
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

104 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2012 WAS $12,241,270 AND REPRESENTED 8.8% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2012, THE VALUE OF THESE SECURITIES AMOUNTED TO $136,250, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2012.

ARM    - ADJUSTABLE RATE MORTGAGE

CL     - CLASS

CMO    - COLLATERALIZED MORTGAGE OBLIGATION

FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO     - GENERAL OBLIGATION

LLC    - LIMITED LIABILITY COMPANY

MTN    - MEDIUM TERM NOTE

PLC    - PUBLIC LIABILITY COMPANY

RB     - REVENUE BOND

REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                             LEVEL 2         LEVEL 3
                                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                               VALUE AT        QUOTED      OBSERVABLE     UNOBSERVABLE
                                                               01/31/12         PRICE         INPUTS         INPUTS
                                                             ------------   ------------   -----------    ------------
   Corporate Obligations                                     $ 82,765,575   $         --   $ 82,765,575   $         --
   U.S. Government Agency Mortgage-Backed Obligations          21,877,775             --     21,877,775             --
   Mortgage-Backed Securities                                   7,360,008             --      7,360,008             --
   Asset-Backed Securities                                     17,924,849             --     17,924,849             --
   U.S. Treasury Obligation                                       554,426             --        554,426             --
   Taxable Municipal Bonds                                      3,463,420             --      3,463,420             --
   Registered Investment Company                                2,985,501      2,985,501             --             --
                                                             ------------   ------------   -----------    ------------
Total:                                                       $136,931,554   $  2,985,501   $133,946,053   $         --
                                                             ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 105

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.0%
--------------------------------------------------------------------------------
   GUAM - 0.6%
      Guam Government Business
         Privilege, Ser A, RB
         5.000%, 01/01/19                               $  750,000   $   861,645
                                                                     -----------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing Finance
         Agency, Multi-Family Housing
         Authority, ETM, RB, HUD Section 8
         7.000%, 04/01/21 (A)                              910,000     1,267,393
                                                                     -----------
   PUERTO RICO - 25.1%
      Commonwealth of Puerto Rico, Public Improvement,
         GO, AGM Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                              755,000       755,906
         5.125%, 07/01/30 (A)                            1,215,000     1,216,191
         GO, National-RE Insured
         5.650%, 07/01/15                                2,240,000     2,438,643
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                                1,020,000     1,155,579
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                                1,130,000     1,287,047
      Puerto Rico Commonwealth
         Highway & Transportation Authority,
         Grant Anticipation Revenue, RB,
         National-RE Insured
         5.000%, 09/15/20 (A)                              780,000       815,662
         Transportation Revenue, Ser AA-1,
         ETM, RB, AGM Insured,
         Prerefunded 07/01/12 @ 100 (B)
         4.950%, 07/01/12                                  620,000       632,096
         Transportation Revenue, Ser AA-1,
         RB, AGM Insured,
         Unrefunded Balance
         4.950%, 07/01/26 (A)                              880,000       960,854
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                                1,120,000     1,318,811
         Transportation Revenue, Ser N, RB
         5.500%, 07/01/23                                1,120,000     1,261,714
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                                1,385,000     1,644,868
         FGIC Insured
         5.500%, 07/01/21                                  945,000     1,071,876
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                              300,000       325,077
         5.000%, 07/01/37 (A)                            1,700,000     1,749,402

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                           $1,000,000   $ 1,116,650
         Ser WW, RB
         5.500%, 07/01/38 (A)                            2,500,000     2,650,625
         Ser XX, RB (A)
         4.625%, 07/01/25                                2,100,000     2,251,809
      Puerto Rico Municipal Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                              880,000       913,669
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                                1,000,000     1,104,570
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                                1,250,000     1,410,300
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                                  500,000       552,540
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                            2,500,000     2,752,625
         5.750%, 08/01/37 (A)                            1,400,000     1,561,140
         6.375%, 08/01/39 (A)                            3,000,000     3,465,840
         6.000%, 08/01/42 (A)                            1,000,000     1,127,030
         6.500%, 08/01/44 (A)                            2,000,000     2,339,360
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue, Ser C (A)
         5.000%, 08/01/22                                1,000,000     1,209,190
                                                                     -----------
                                                                      39,089,074
                                                                     -----------
   VIRGIN ISLANDS - 5.2%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                            2,000,000     2,151,060
         5.000%, 10/01/23 (A)                            1,000,000     1,063,950
         5.000%, 10/01/24 (A)                            2,500,000     2,653,250
         5.000%, 10/01/27 (A)                            2,000,000     2,081,580
      Virgin Islands Water & Power
         Authority, Water Systems Revenue,
         Refunding, Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                               85,000        85,317
                                                                     -----------
                                                                       8,035,157
                                                                     -----------

        The accompanying notes are an integral part of the financial statements.

106 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - 63.3%
      Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank NA
         4.750%, 09/01/17 (A)                           $  360,000   $   360,795
         4.850%, 09/01/19 (A)                              435,000       435,900
      Ashwaubenon, Community
         Development Authority,
         Lease Revenue, Refunding,
         Arena Project, RB
         4.700%, 06/01/15 (A)                              500,000       506,900
         5.050%, 06/01/19 (A)                            1,030,000     1,042,916
         5.200%, 06/01/22 (A)                              500,000       505,995
         5.000%, 06/01/23 (A)                              925,000       935,332
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                              345,000       386,100
         4.750%, 03/01/22 (A)                              300,000       333,897
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                              200,000       212,760
         4.100%, 04/01/17 (A)                              750,000       794,212
      Cudahy, Community Development
         Authority, Redevelopment
         Lease Revenue, RB
         4.000%, 06/01/12                                  100,000       101,094
         3.650%, 06/01/13                                  200,000       207,106
         4.250%, 06/01/17 (A)                              500,000       542,940
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                              250,000       284,088
         4.250%, 06/01/26 (A)                              330,000       373,395
         4.600%, 06/01/30 (A)                              600,000       677,016
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                                  290,000       289,025
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility, Ser A, RB
         5.000%, 10/01/24 (A)                            1,500,000     1,585,185
         4.750%, 10/01/27 (A)                            1,000,000     1,055,230
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                            1,000,000     1,013,880
         4.500%, 09/01/18 (A)                            2,000,000     2,026,340
         Tax Increment District No. 7, Ser B, RB
         3.850%, 09/01/20 (A)                            2,250,000     2,454,548

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                           $1,000,000   $ 1,111,460
         6.150%, 12/01/32 (A)                            1,000,000     1,116,530
         Ser A
         5.500%, 02/15/21 (A)                              400,000       400,712
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                            1,000,000     1,060,430
         4.300%, 06/01/29 (A)                            1,000,000     1,049,870
      Madison, Community Development
         Authority Revenue, Wisconsin
         Alumni Research Fund Project, RB
         5.000%, 10/01/22 (A)                            1,065,000     1,306,137
         5.000%, 10/01/27 (A)                              925,000     1,100,195
         5.000%, 10/01/28 (A)                              250,000       295,615
         5.000%, 10/01/34 (A)                            4,500,000     5,111,730
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/12 (A)                            1,630,000     1,674,662
         4.550%, 10/01/12 (A)                              500,000       514,360
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.500%, 08/01/23 (A)                              110,000       123,750
         4.700%, 08/01/25 (A)                              110,000       124,597
         5.000%, 08/01/30 (A)                            2,000,000     2,258,100
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University Project,
         RB, XLCA Insured
         4.150%, 11/01/16 (A)                            1,275,000     1,292,659
         4.250%, 11/01/17 (A)                            1,000,000     1,013,610
         4.350%, 11/01/18 (A)                              500,000       506,395
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                              500,000       512,135
         4.600%, 08/01/22 (A)                              500,000       527,370
         RB, AMBAC Insured
         3.650%, 08/01/13                                2,000,000     2,072,660
         3.800%, 08/01/14 (A)                            1,000,000     1,034,320
         4.000%, 08/01/16 (A)                            1,000,000     1,033,800
         4.100%, 08/01/17 (A)                            1,000,000     1,032,710
         4.125%, 08/01/18 (A)                            2,010,000     2,069,877

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 107

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                           $  360,000   $   360,345
         5.300%, 06/01/29 (A)                            1,800,000     1,800,522
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                              175,000       180,786
         5.200%, 06/01/29 (A)                              355,000       372,093
      Monroe, Redevelopment Authority,
         Development Revenue,
         Monroe Clinic Inc. RB
         5.875%, 02/15/39 (A)                            2,850,000     3,141,698
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                            1,000,000     1,050,500
         5.125%, 12/01/23 (A)                            1,000,000     1,069,500
         4.625%, 12/01/28 (A)                              600,000       664,848
         4.700%, 12/01/28 (A)                            1,250,000     1,308,188
         4.750%, 12/01/32 (A)                              400,000       437,740
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                              100,000       101,374
         3.900%, 10/01/14 (A)                              100,000       102,938
         4.000%, 10/01/15                                  100,000       102,934
         4.150%, 10/01/16 (A)                              200,000       206,256
      Osceola Redevelopment Authority,
         Lease Revenue, Refunding, Ser A, RB
         1.000%, 12/01/12                                  200,000       200,148
         1.350%, 12/01/13                                  175,000       175,441
         1.650%, 12/01/14                                  200,000       201,048
         1.900%, 12/01/15                                  175,000       176,940
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                               85,000        85,079
         5.750%, 09/20/38 (A)                            1,260,000     1,261,147
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation,
         COP, ETM, National-RE Insured
         0.000%, 12/15/15                                  970,000       934,740
         0.000%, 12/15/17                                1,000,000       931,130
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/18                                  250,000       316,317
         5.500%, 12/15/19                                2,000,000     2,564,140
         5.500%, 12/15/21                                1,500,000     1,972,650
         5.500%, 12/15/26                                4,510,000     5,524,209
         5.100%, 12/15/29 (A)                              285,000       288,739

--------------------------------------------------------------------------------
Description                                                    Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                           $  150,000   $   153,888
         4.500%, 08/01/21 (A)                              150,000       153,795
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                              975,000     1,022,366
         4.350%, 08/01/22 (A)                              975,000     1,019,343
      Waukesha, Redevelopment Authority,
         Avalon Square Project,
         Ser A, RB, GNMA Collateralized
         5.000%, 06/20/21 (A)                              960,000       981,130
      Waukesha, Redevelopment Authority,
         Weldall Manufacturing Inc. Project,
         RB, LOC Harris N.A.
         4.200%, 12/01/24 (A)                              150,000       164,037
         4.500%, 12/01/30 (A)                            1,200,000     1,311,120
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                              250,000       265,848
         4.550%, 10/01/24 (A)                              250,000       265,833
         4.600%, 10/01/25 (A)                              150,000       159,383
         4.650%, 10/01/28 (A)                              250,000       262,950
      Weston, Community Development Authority,
         Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                              500,000       524,810
         4.250%, 10/01/17 (A)                              200,000       209,954
         4.350%, 10/01/18 (A)                              500,000       513,710
         4.400%, 10/01/18 (A)                              500,000       524,295
         5.250%, 10/01/20 (A)                              445,000       474,762
         4.500%, 10/01/21 (A)                              100,000       110,105
         4.700%, 10/01/21 (A)                            1,230,000     1,291,746
         4.625%, 10/01/25 (A)                              825,000       885,844
         Guaranty Agreement:
         Associated Trust Co.
         4.450%, 10/01/19 (A)                              500,000       513,120
         Ser B, RB
         4.750%, 10/01/22 (A)                              130,000       136,044
         4.750%, 10/01/23 (A)                              140,000       146,107
      Winnebago County, Housing Authority,
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                               25,000        25,113
      Wisconsin Center District,
         Capital Appreciation,
         Senior Dedicated Tax Revenue,
         Ser A, RB, National-RE Insured
         0.000%, 12/15/26                                2,500,000     1,363,050
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, AGM Insured
         5.250%, 12/15/23                                2,585,000     3,140,439

        The accompanying notes are an integral part of the financial statements.

108 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par/Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                           $1,500,000   $ 1,602,420
         4.600%, 03/01/25 (A)                            1,200,000     1,242,072
         Ser A
         4.300%, 03/01/22 (A)                              225,000       236,511
         4.450%, 03/01/25 (A)                              300,000       314,712
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB
         GO of Authorization
         5.375%, 11/01/30 (A)                            2,135,000     2,266,858
         Ser A, RB (C)
         4.250%, 12/01/35 (A)                            1,500,000     1,588,020
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                            1,000,000     1,012,720
         4.400%, 05/01/37 (A)                              500,000       498,460
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                              275,000       284,001
         4.900%, 11/01/35 (A)                            1,650,000     1,671,599
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                                  925,000     1,065,979
         RB, National-RE FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                                  875,000     1,008,358
                                                                    ------------
                                                                      98,410,290
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $138,535,472)                                         147,663,559
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.8%
--------------------------------------------------------------------------------
      TFIT Tax-Free Cash Reserve Portfolio               5,933,164     5,933,164
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,933,164)                                             5,933,164
                                                                    ------------
   TOTAL INVESTMENTS - 98.8%
      (Cost $144,468,636)                                            153,596,723
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.2%                              1,806,272
                                                                    ------------
   NET ASSETS - 100.0%                                              $155,402,995
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)    PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2012.

AGM    - ASSURED GUARANTY MUNICIPAL CORPORATION

AMBAC  - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

BHAC   - BERKSHIRE HATHAWAY ASSURANCE CORP.

COP    - CERTIFICATES OF PARTICIPATION

ETM    - ESCROWED TO MATURITY

FGIC   - FINANCIAL GUARANTY INSURANCE CORPORATION

FHA    - FEDERAL HOUSING ADMINISTRATION

FHLB   - FEDERAL HOME LOAN BANK

GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO     - GENERAL OBLIGATION

HUD    - HOUSING AND URBAN DEVELOPMENT

IBC    - INTERNATIONAL BANCSHARES CORP.

LOC    - LETTER OF CREDIT

MBIA   - MUNICIPAL BOND INVESTORS ASSURANCE

NA     - NATIONAL ASSOCIATION

RB     - REVENUE BOND

SER    - SERIES

XLCA   - XL CAPITAL ASSURANCE

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 109

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                             LEVEL 2         LEVEL 3
                                                              TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                               VALUE AT        QUOTED      OBSERVABLE     UNOBSERVABLE
                                                               01/31/12         PRICE         INPUTS         INPUTS
                                                             ------------   ------------   -----------    ------------
   Municipal Bonds                                           $147,663,559   $         --   $147,663,559   $         --
   Registered Investment Company                                5,933,164      5,933,164             --             --
                                                             ------------   ------------   -----------    ------------
Total:                                                       $153,596,723   $  5,933,164   $147,663,559   $         --
                                                             ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

110 HIGHMARK(R) FUNDS

                       This Page Left Blank Intentionally.

                                                           HIGHMARK(R) FUNDS 111

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                                                               COGNITIVE
                                                                                                BALANCED         VALUE
                                                                                                  FUND           FUND
                                                                                              ------------   ------------
ASSETS:
   Investments, at Value + ................................................................   $ 21,851,554   $ 86,567,777
   Repurchase Agreements, at Value + ......................................................      1,665,391        939,884
   Cash ...................................................................................             --             --
   Foreign Currency .......................................................................             --             --
   Receivable for Investments Sold ........................................................             --      2,281,032
   Receivable for Fund Shares Sold ........................................................         12,481          3,794
   Accrued Income .........................................................................         69,455         37,122
   Prepaid Expenses .......................................................................         20,796         28,824
   Deferred Compensation ..................................................................          1,792          6,599
   Reclaims Receivable ....................................................................            540             --
   Due from Adviser, net ..................................................................             --             --
                                                                                              ------------   ------------
      TOTAL ASSETS ........................................................................     23,622,009     89,865,032
                                                                                              ------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............................................             --             --
   Payable for Investments Purchased ......................................................             --      2,683,492
   Payable for Fund Shares Redeemed .......................................................         24,724          2,111
   Income Distribution Payable ............................................................             --             --
   Due to Custodian .......................................................................             --             --
   Investment Adviser Fees Payable ........................................................          1,712         55,088
   Administration Fees Payable ............................................................          2,946         10,847
   Chief Compliance Officer Fees Payable ..................................................          1,522          1,522
   Custodian Fees Payable .................................................................            123            452
   Audit Fees Payable .....................................................................         16,004         15,555
   Deferred Compensation Payable ..........................................................          1,792          6,599
   Shareholder Servicing Fees Payable .....................................................          2,843            359
   Transfer Agent Fees Payable ............................................................          5,916          8,290
   Printing Fees Payable ..................................................................          1,226          4,558
   Trustees Fees Payable ..................................................................            241          1,218
   Accrued Distribution Fees ..............................................................          2,027            488
   Accrued Expenses and Other Payables ....................................................          5,274          4,648
   Unrealized Depreciation on Foreign Currency Contracts (1) ..............................             --             --
                                                                                              ------------   ------------
      TOTAL LIABILITIES ...................................................................         66,350      2,795,227
                                                                                              ------------   ------------
         NET ASSETS .......................................................................   $ 23,555,659   $ 87,069,805
                                                                                              ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..................................   $ 20,219,716   $ 85,022,695
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..................         22,310       (264,602)
   Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign
      Currency Transactions ...............................................................       (343,203)    (9,155,689)
   Net Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency
      Contracts, Futures Contracts and Foreign Currency Transactions ......................      3,656,836     11,467,401
                                                                                              ------------   ------------
         NET ASSETS .......................................................................   $ 23,555,659   $ 87,069,805
                                                                                              ============   ============
   + Cost of Investments and Repurchase Agreements ........................................   $ 19,860,109   $ 76,040,260
   * Includes Market Value of Securities on Loan ..........................................   $         --   $         --

**   Cost of foreign currency is $63,532.

Amounts designated as "--" are either not applicable or less than $1.00.

(1)  The primary risk exposure is foreign exchange contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

112 HIGHMARK(R) FUNDS

                                                                                  GENEVA         GENEVA
                                                  ENHANCED        EQUITY          MID CAP       SMALL CAP    INTERNATIONAL
                                                   GROWTH         INCOME          GROWTH         GROWTH      OPPORTUNITIES
                                                    FUND           FUND            FUND           FUND            FUND
                                                ------------   ------------   -------------   ------------   -------------
ASSETS:
   Investments, at Value + ..................   $ 81,021,230   $ 22,519,391   $ 597,251,915   $ 30,761,207   $ 200,489,683*
   Repurchase Agreements, at Value + ........      1,090,800             --              --             --       3,378,464
   Cash .....................................             --             --              --             --         500,000
   Foreign Currency .........................             --             --              --             --          59,668**
   Receivable for Investments Sold ..........         52,130             --       2,384,025        630,723              --
   Receivable for Fund Shares Sold ..........          6,837         10,555       2,905,094         49,427          16,384
   Accrued Income ...........................         14,976         24,050          80,143          1,544         344,449
   Prepaid Expenses .........................         28,577         22,573          46,148          8,287          35,229
   Deferred Compensation ....................          6,121          1,771          43,890          2,309          15,283
   Reclaims Receivable ......................            609             --              --             --          87,674
   Due from Adviser, net ....................             --          3,132              --             --              --
                                                ------------   ------------   -------------   ------------   -------------
      TOTAL ASSETS ..........................     82,221,280     22,581,472     602,711,215     31,453,497     204,926,834
                                                ------------   ------------   -------------   ------------   -------------
LIABILITIES:
   Payable Upon Return of Securities
      Loaned ................................             --             --              --             --         635,580
   Payable for Investments Purchased ........         47,380             --       4,959,835        710,873              --
   Payable for Fund Shares Redeemed .........          8,597         11,303         509,907          4,040         108,818
   Income Distribution Payable ..............             --             --              --             --               3
   Due to Custodian .........................             --             --              --             --             143
   Investment Adviser Fees Payable ..........         50,034             --         338,341         17,562         128,805
   Administration Fees Payable ..............         10,061          2,911          72,135          3,795          25,133
   Chief Compliance Officer Fees Payable ....          1,522          1,525           1,525          1,527           1,522
   Custodian Fees Payable ...................            419            121           3,005            158          29,098
   Audit Fees Payable .......................         15,564         15,302          16,909         15,377          27,141
   Deferred Compensation Payable ............          6,121          1,771          43,890          2,309          15,283
   Shareholder Servicing Fees Payable .......            356          2,466          66,872          3,204           7,754
   Transfer Agent Fees Payable ..............          8,200         11,536          60,817          4,823          18,523
   Printing Fees Payable ....................          7,348            700           5,679            784          15,876
   Trustees Fees Payable ....................          1,447            381           1,663            385           2,510
   Accrued Distribution Fees ................            563          5,391          87,449          4,118           1,965
   Accrued Expenses and Other Payables ......          5,888          3,393           2,791          3,223          23,473
   Unrealized Depreciation on Foreign
      Currency Contracts (1) ................             --             --              --             --         137,984
                                                ------------   ------------   -------------   ------------   -------------
      TOTAL LIABILITIES .....................        163,500         56,800       6,170,818        772,178       1,179,611
                                                ------------   ------------   -------------   ------------   -------------
         NET ASSETS .........................   $ 82,057,780   $ 22,524,672   $ 596,540,397   $ 30,681,319   $ 203,747,223
                                                ============   ============   =============   ============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized
      - no par value) .......................   $ 66,733,902   $ 28,506,199   $ 465,887,785   $ 26,608,140   $ 244,353,794
   Undistributed Net Investment
      Income/(Accumulated Net Investment
      Loss) .................................       (150,670)       (25,440)     (1,966,900)      (155,641)       (823,431)
   Accumulated Net Realized Gain (Loss)
      on Investments, Futures Contracts
      and Foreign Currency Transactions .....    (12,691,784)    (9,085,059)        229,989        (92,733)    (57,098,793)
   Net Unrealized Appreciation
      (Depreciation) on Investments,
      Forward Foreign Currency Contracts,
      Futures Contracts and Foreign
      Currency Transactions .................     28,166,332      3,128,972     132,389,523      4,321,553      17,315,653
                                                ------------   ------------   -------------   ------------   -------------
         NET ASSETS .........................   $ 82,057,780   $ 22,524,672   $ 596,540,397   $ 30,681,319   $ 203,747,223
                                                ============   ============   =============   ============   =============
   + Cost of Investments and Repurchase
      Agreements ............................   $ 53,945,698   $ 19,390,419   $ 464,862,392   $ 26,439,654   $ 186,416,330
   * Includes Market Value of Securities
      on Loan ...............................   $         --   $         --   $          --   $         --   $     573,210

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 113

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                                       COGNITIVE
                                                                        BALANCED         VALUE
                                                                          FUND           FUND
                                                                      ------------   ------------
FIDUCIARY SHARES:
   Net Assets .....................................................   $ 16,549,046   $  6,424,409
   Shares of beneficial interest outstanding ......................      1,163,992        552,378
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......   $      14.22   $      11.63
                                                                      ============   ============
CLASS A SHARES:
   Net Assets .....................................................   $  6,091,774   $    658,314
   Shares of beneficial interest outstanding ......................        429,340         56,406
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ................   $      14.19   $      11.67
                                                                      ------------   ------------
      Maximum Offering Price Per Share (B) ........................   $      15.02   $      12.35
                                                                      ============   ============
CLASS B SHARES:
   Net Assets .....................................................   $     50,424            N/A
   Shares of beneficial interest outstanding ......................          3,562            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................   $      14.16            N/A
                                                                      ============   ============
CLASS C SHARES:
   Net Assets .....................................................   $    864,415   $    422,350
   Shares of beneficial interest outstanding ......................         61,273         37,104
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..................   $      14.11   $      11.38
                                                                      ============   ============
CLASS M SHARES:
   Net Assets .....................................................            N/A   $ 79,564,732
   Shares of beneficial interest outstanding ......................            N/A      6,840,993
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ......            N/A   $      11.63
                                                                      ============   ============

N/A  Not Applicable

(A) Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

114 HIGHMARK(R) FUNDS

                                                                               GENEVA         GENEVA
                                                 ENHANCED       EQUITY         MID CAP       SMALL CAP    INTERNATIONAL
                                                  GROWTH        INCOME         GROWTH          GROWTH     OPPORTUNITIES
                                                   FUND          FUND           FUND            FUND          FUND
                                               ------------   -----------   ------------   ------------   -------------
FIDUCIARY SHARES:
   Net Assets ..............................   $  2,019,353   $ 8,048,439   $305,801,379   $ 19,036,276   $  73,623,161
   Shares of beneficial interest
     outstanding ...........................        174,645       844,587     13,009,043        616,198      11,745,129
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE (A) ..........   $      11.56   $      9.53   $      23.51   $      30.89   $        6.27
                                               ============   ===========   ============   ============   =============
CLASS A SHARES:
   Net Assets ..............................   $  1,902,593   $10,390,975   $240,794,514   $  8,897,813   $   3,886,478
   Shares of beneficial interest
     outstanding ...........................        168,172     1,093,473     10,320,876        290,075         618,664
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE (A) ...........................   $      11.31   $      9.50   $      23.33   $      30.67   $        6.28
                                               ------------   -----------   ------------   ------------   -------------
   Maximum Offering Price Per Share (B) ....   $      11.97   $     10.05   $      24.69   $      32.46   $        6.65
                                               ============   ===========   ============   ============   =============
CLASS B SHARES:
   Net Assets ..............................            N/A   $ 1,437,352   $  4,740,607            N/A             N/A
   Shares of beneficial interest
     outstanding ...........................            N/A       150,800        224,012            N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ...............................            N/A   $      9.53   $      21.16            N/A             N/A
                                               ============   ===========   ============   ============   =============
CLASS C SHARES:
   Net Assets ..............................   $    194,189   $ 2,647,906   $ 45,203,897   $  2,747,230   $   1,384,943
   Shares of beneficial interest
     outstanding ...........................         17,739       280,067      2,110,025         90,984         221,475
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ...............................   $      10.95   $      9.45   $      21.42   $      30.19   $        6.25
                                               ============   ===========   ============   ============   =============
CLASS M SHARES:
   Net Assets ..............................   $ 77,941,645           N/A            N/A            N/A   $ 124,852,641
   Shares of beneficial interest
     outstanding ...........................      6,734,639           N/A            N/A            N/A      19,920,757
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE (A) ..........   $      11.57           N/A            N/A            N/A   $        6.27
                                               ============   ===========   ============   ============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                           HIGHMARK(R) FUNDS 115

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                                   LARGE CAP      LARGE CAP
                                                                                  CORE EQUITY      GROWTH
                                                                                      FUND          FUND
                                                                                 ------------   ------------
ASSETS:
   Investments, at Value + ...................................................   $ 65,798,538   $ 73,832,677
   Repurchase Agreements, at Value + .........................................        808,766             --
   Affiliated Investments, at Value ++ .......................................             --             --
   Cash ......................................................................         40,000*            --
   Receivable for Investments Sold ...........................................             --        437,742
   Receivable for Fund Shares Sold ...........................................            240         15,214
   Accrued Income ............................................................         34,996         32,209
   Prepaid Expenses ..........................................................         22,330         22,634
   Deferred Compensation .....................................................          5,099          5,657
   Reclaims Receivable .......................................................            739          3,312
   Variation Margin Receivable ...............................................             --             --
   Due from Adviser, net .....................................................             --             --
                                                                                 ------------   ------------
      TOTAL ASSETS ...........................................................     66,710,708     74,349,445
                                                                                 ------------   ------------
LIABILITIES:
   Payable for Investments Purchased .........................................             --             --
   Payable for Fund Shares Redeemed ..........................................        139,093         59,164
   Investment Adviser Fees Payable ...........................................         24,971         28,549
   Administration Fees Payable ...............................................          8,380          9,300
   Chief Compliance Officer Fees Payable .....................................          1,011          1,521
   Custodian Fees Payable ....................................................            349            388
   Audit Fees Payable ........................................................         22,063         15,487
   Deferred Compensation Payable .............................................          5,099          5,657
   Shareholder Servicing Fees Payable ........................................          5,857          8,459
   Transfer Agent Fees Payable ...............................................          7,529         20,543
   Printing Fees Payable .....................................................          1,953          3,931
   Trustees Fees Payable .....................................................            266            686
   Accrued Distribution Fees .................................................          1,501          6,403
   Variation Margin Payable ..................................................            350             --
   Accrued Expenses and Other Payables .......................................          7,719          4,188
                                                                                 ------------   ------------
      TOTAL LIABILITIES ......................................................        226,141        164,276
                                                                                 ------------   ------------
         NET ASSETS ..........................................................   $ 66,484,567   $ 74,185,169
                                                                                 ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .....................   $ 79,624,606   $ 71,394,457
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .....        (16,270)        77,712
   Accumulated Net Realized Gain (Loss) on Investments, Investments in
      Affiliated Funds, Futures Contracts, Foreign Currency Transactions
      and Capital Gain Distributions Received ................................    (19,772,437)   (14,259,919)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments
      in Affiliated Funds, Futures Contracts and Foreign Currency
      Transactions ...........................................................      6,648,668     16,972,919
                                                                                 ------------   ------------
         NET ASSETS ..........................................................   $ 66,484,567   $ 74,185,169
                                                                                 ============   ============
   +  Cost of Investments and Repurchase Agreements ..........................   $ 59,961,420   $ 56,859,758
   ++ Cost of Affiliated Investments .........................................   $         --   $         --

*    Represents margin deposits for futures contracts.

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

116 HIGHMARK(R) FUNDS

                                                                                                                TACTICAL
                                                                  NYSE ARCA                                     CAPITAL
                                                  LARGE CAP        TECH 100       SMALL CAP        VALUE         GROWTH
                                                    VALUE           INDEX           CORE          MOMENTUM      ALLOCATION
                                                     FUND            FUND           FUND            FUND           FUND
                                                -------------   -------------   ------------   -------------   ------------
ASSETS:
   Investments, at Value + ..................   $  65,504,567   $ 198,026,384   $ 63,383,500   $ 298,029,987   $  4,679,225
   Repurchase Agreements, at Value + ........         527,157              --        873,636              --        709,947
   Affiliated Investments, at Value ++ ......              --              --             --              --     43,371,485
   Cash .....................................              --              --         82,200*             --         10,800*
   Receivable for Investments Sold ..........              --         271,395             --              --        363,172
   Receivable for Fund Shares Sold ..........          57,332         199,674             --          47,090          2,599
   Accrued Income ...........................         146,597          61,160         46,031         125,706          6,687
   Prepaid Expenses .........................          20,588           7,594         26,687          36,415          2,742
   Deferred Compensation ....................           5,116          14,939          5,037          22,691          3,754
   Reclaims Receivable ......................          19,077          30,544             --          52,006             --
   Variation Margin Receivable ..............              --              --            840              --             --
   Due from Adviser, net ....................              --              --             --              --         26,425
                                                -------------   -------------   ------------   -------------   ------------
      TOTAL ASSETS ..........................      66,280,434     198,611,690     64,417,931     298,313,895     49,176,836
                                                -------------   -------------   ------------   -------------   ------------
LIABILITIES:
   Payable for Investments Purchased ........              --              --             --       1,079,663          6,683
   Payable for Fund Shares Redeemed .........         464,470         144,503        122,183         277,593         72,021
   Investment Adviser Fees Payable ..........          22,519          31,101         49,556         148,946             --
   Administration Fees Payable ..............           8,410          24,546          8,280          37,299          6,171
   Chief Compliance Officer Fees Payable ....           1,522           1,525          1,011           1,522          1,011
   Custodian Fees Payable ...................             350           1,023            345           1,554            257
   Audit Fees Payable .......................          15,151          15,922         21,961          16,213         18,845
   Deferred Compensation Payable ............           5,116          14,939          5,037          22,691          3,754
   Shareholder Servicing Fees Payable .......           6,893          23,450          6,108          26,163          1,166
   Transfer Agent Fees Payable ..............          15,597          81,785          8,917          43,108         19,272
   Printing Fees Payable ....................           3,792           9,971             --              --          1,332
   Trustees Fees Payable ....................             375           1,982            155           2,842            355
   Accrued Distribution Fees ................           5,757          47,891          5,857          16,799         23,495
   Variation Margin Payable .................              --              --             --              --            750
   Accrued Expenses and Other Payables ......           5,109           1,675          7,384           6,902          4,270
                                                -------------   -------------   ------------   -------------   ------------
      TOTAL LIABILITIES .....................         555,061         400,313        236,794       1,681,295        159,382
                                                -------------   -------------   ------------   -------------   ------------
         NET ASSETS                             $  65,725,373   $ 198,211,377   $ 64,181,137   $ 296,632,600   $ 49,017,454
                                                =============   =============   ============   =============   ============
NET ASSETS:
   Paid-in Capital (unlimited
      authorized - no par value) ............   $ 114,078,596   $ 240,606,871   $ 68,189,658   $ 255,107,666   $ 59,508,847
   Undistributed Net Investment
      Income/(Accumulated Net Investment
      Loss) .................................         (48,067)       (129,055)         6,558        (172,612)       101,612
   Accumulated Net Realized Gain (Loss)
      on Investments, Investments in
      Affiliated Funds, Futures
      Contracts, Foreign Currency
      Transactions and Capital Gain
      Distributions Received ................     (47,657,518)   (119,137,066)   (12,480,535)      3,426,816    (13,584,440)
   Net Unrealized Appreciation
      (Depreciation) on Investments,
      Investments in Affiliated Funds,
      Futures Contracts and Foreign
      Currency Transactions .................        (647,638)     76,870,627      8,465,456      38,270,730      2,991,435
                                                -------------   -------------   ------------   -------------   ------------
         NET ASSETS .........................   $  65,725,373   $ 198,211,377   $ 64,181,137   $ 296,632,600   $ 49,017,454
                                                =============   =============   ============   =============   ============
   +  Cost of Investments and Repurchase
      Agreements ............................   $  66,679,065   $ 121,155,757   $ 55,817,696   $ 259,757,029   $  5,440,459
   ++ Cost of Affiliated Investments ........   $          --   $          --   $         --   $          --   $ 40,319,640

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 117

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                   LARGE CAP     LARGE CAP
                                                                  CORE EQUITY      GROWTH
                                                                      FUND          FUND
                                                                  -----------   -----------
FIDUCIARY SHARES:
   Net Assets ..................................................  $62,249,701   $54,266,231
   Shares of beneficial interest outstanding ...................    7,166,441     5,194,715
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...  $      8.69   $     10.45
                                                                  ===========   ===========
CLASS A SHARES:
   Net Assets ..................................................  $ 3,134,038   $16,051,289
   Shares of beneficial interest outstanding ...................      361,653     1,565,043
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............  $      8.67   $     10.26
                                                                  -----------   -----------
      Maximum Offering Price Per Share (B) .....................  $      9.17   $     10.86
                                                                  ===========   ===========
CLASS B SHARES:
   Net Assets ..................................................  $     6,393   $ 1,047,538
   Shares of beneficial interest outstanding ...................          754       109,429
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............  $      8.48   $      9.57
                                                                  ===========   ===========
CLASS C SHARES:
   Net Assets ..................................................  $ 1,094,435   $ 2,820,111
   Shares of beneficial interest outstanding ...................      129,949       297,441
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............  $      8.42   $      9.48
                                                                  ===========   ===========
CLASS U SHARES:
   Net Assets ..................................................          N/A           N/A
   Shares of beneficial interest outstanding ...................          N/A           N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .......          N/A           N/A
                                                                  ===========   ===========

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

118 HIGHMARK(R) FUNDS

                                                                                                                          TACTICAL
                                                                                NYSE ARCA                                  CAPITAL
                                                                   LARGE CAP     TECH 100     SMALL CAP      VALUE         GROWTH
                                                                     VALUE        INDEX          CORE       MOMENTUM     ALLOCATION
                                                                     FUND          FUND          FUND         FUND          FUND
                                                                  -----------  ------------  -----------  ------------  -----------
FIDUCIARY SHARES:
   Net Assets ..................................................  $44,936,397  $  9,949,212  $48,318,690  $127,469,150  $   747,262
   Shares of beneficial interest outstanding ...................    4,063,889       297,788    2,574,009     8,347,182       35,655
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...  $     11.06  $      33.41  $     18.77  $      15.27  $     20.96
                                                                  ===========  ============  ===========  ============  ===========
CLASS A SHARES:
   Net Assets ..................................................  $18,401,420  $171,862,347  $11,770,678  $ 66,800,861  $27,131,934
   Shares of beneficial interest outstanding ...................    1,659,695     5,180,097      632,888     4,387,032    1,295,656
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............  $     11.09  $      33.18  $     18.60  $      15.23  $     20.94
                                                                  -----------  ------------  -----------  ------------  -----------
     Maximum Offering Price Per Share (B) ......................  $     11.74  $      35.11  $     19.68  $      16.12  $     22.16
                                                                  ===========  ============  ===========  ============  ===========
CLASS B SHARES:
   Net Assets                                                     $   450,635  $  5,250,791          N/A  $  1,437,182          N/A
   Shares of beneficial interest outstanding ...................       41,378       175,257          N/A        96,617          N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............  $     10.89  $      29.96          N/A  $      14.88          N/A
                                                                  ===========  ============  ===========  ============  ===========
CLASS C SHARES:
   Net Assets                                                     $ 1,936,921  $ 11,149,027  $ 4,091,769  $  2,227,041  $21,138,258
   Shares of beneficial interest outstanding ...................      178,551       365,412      225,906       150,391    1,018,932
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............  $     10.85         30.51  $     18.11  $      14.81  $     20.75
                                                                  ===========  ============  ===========  ============  ===========
CLASS U SHARES:
   Net Assets ..................................................          N/A           N/A          N/A  $ 98,698,366          N/A
   Shares of beneficial interest outstanding ...................          N/A           N/A          N/A     6,461,079          N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .......          N/A           N/A          N/A  $      15.28          N/A
                                                                  ===========  ============  ===========  ============  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 119

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                 TACTICAL
                                                                 GROWTH &
                                                                  INCOME
                                                                ALLOCATION        BOND
                                                                   FUND           FUND
                                                               ------------   ------------
ASSETS:
   Investments, at Value + ..................................  $  6,346,275   $381,762,373
   Repurchase Agreements, at Value + ........................     2,781,221             --
   Affiliated Investments, at Value ++ ......................    54,385,268             --
   Cash .....................................................        14,400*            --
   Receivable for Investments Sold ..........................            --      1,290,020
   Receivable for Fund Shares Sold ..........................         8,525        859,391
   Accrued Income ...........................................        17,263      3,078,506
   Prepaid Expenses .........................................        15,978         40,325
   Deferred Compensation ....................................         4,843         29,476
   Due from Adviser, net ....................................        19,440             --
                                                               ------------   ------------
     TOTAL ASSETS ...........................................    63,593,213    387,060,091
                                                               ------------   ------------
LIABILITIES:
   Payable for Investments Purchased ........................        17,249      1,510,267
   Payable for Fund Shares Redeemed .........................        21,849         55,414
   Income Distribution Payable ..............................             2             --
   Investment Adviser Fees Payable ..........................            --        131,379
   Administration Fees Payable ..............................         7,962         48,468
   Chief Compliance Officer Fees Payable ....................         1,011          1,522
   Custodian Fees Payable ...................................           332          2,019
   Audit Fees Payable .......................................        18,927         17,960
   Deferred Compensation Payable ............................         4,843         29,476
   Shareholder Servicing Fees Payable .......................         1,565         21,370
   Transfer Agent Fees Payable ..............................        15,486         22,929
   Printing Fees Payable ....................................         1,671         18,427
   Trustees Fees Payable ....................................           458          1,887
   Accrued Distribution Fees ................................        29,388         14,958
   Variation Margin Payable .................................         1,000             --
   Accrued Expenses and Other Payables ......................         4,243         13,482
                                                               ------------   ------------
     TOTAL LIABILITIES ......................................       125,986      1,889,558
                                                               ------------   ------------
        NET ASSETS ..........................................  $ 63,467,227   $385,170,533
                                                               ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....  $ 68,380,775   $360,564,112
   Undistributed Net Investment Income/(Accumulated Net
     Investment Loss) .......................................       146,176          8,060
   Accumulated Net Realized Gain (Loss) on Investments,
     Investments in Affiliated Funds, Forward Foreign
     Currency Contracts, Futures Contracts and Foreign
     Currency Transactions ..................................    (7,895,344)     1,060,910
   Net Unrealized Appreciation (Depreciation) on
     Investments, Investments in Affiliated Funds, Forward
     Foreign Currency Contracts, Futures Contracts and
     Foreign Currency Transactions ..........................     2,835,620     23,537,451
                                                               ------------   ------------
        Net Assets ..........................................  $ 63,467,227   $385,170,533
                                                               ============   ============
+  Cost of Investments and Repurchase Agreements ............  $  9,087,599   $358,224,922
++ Cost of Affiliated Investments ...........................  $ 51,577,381   $         --

*  Represents margin deposits for futures contracts.

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

120 HIGHMARK(R) FUNDS

                                                                CALIFORNIA       NATIONAL
                                                               INTERMEDIATE    INTERMEDIATE   SHORT TERM     WISCONSIN
                                                               TAX-FREE BOND  TAX-FREE BOND      BOND        TAX-EXEMPT
                                                                   FUND            FUND          FUND            FUND
                                                               ------------   ------------   ------------   ------------
ASSETS:
   Investments, at Value + ..................................  $246,120,643   $105,985,255   $136,931,554   $153,596,723
   Repurchase Agreements, at Value + ........................            --             --             --             --
   Affiliated Investments, at Value ++ ......................            --             --             --             --
   Cash .....................................................            --             --             --             --
   Receivable for Investments Sold ..........................            --             --      1,108,802             --
   Receivable for Fund Shares Sold ..........................       790,784        571,000        452,335        110,805
   Accrued Income ...........................................     3,155,715      1,267,115      1,123,788      1,852,151
   Prepaid Expenses .........................................        16,482         18,332         22,106          8,718
   Deferred Compensation ....................................        18,921          8,316         10,604         11,851
   Due from Adviser, net ....................................            --             --             --             --
                                                               ------------   ------------   ------------   ------------
      TOTAL ASSETS ..........................................   250,102,545    107,850,018    139,649,189    155,580,248
                                                               ------------   ------------   ------------   ------------
LIABILITIES:
   Payable for Investments Purchased ........................       116,030        170,832        553,765             --
   Payable for Fund Shares Redeemed .........................       535,688        150,037         47,280             --
   Income Distribution Payable ..............................           429             --            350             --
   Investment Adviser Fees Payable ..........................        47,984         14,846         27,608         40,074
   Administration Fees Payable ..............................        31,113         13,672         17,434         19,483
   Chief Compliance Officer Fees Payable ....................         1,522          1,521          1,522          1,526
   Custodian Fees Payable ...................................         1,296            570            726            812
   Audit Fees Payable .......................................        16,947         16,353         17,247         16,457
   Deferred Compensation Payable ............................        18,921          8,316         10,604         11,851
   Shareholder Servicing Fees Payable .......................         9,143          4,298          3,423          6,170
   Transfer Agent Fees Payable ..............................        14,173          7,568         13,081         22,936
   Printing Fees Payable ....................................        10,268          6,011          7,175          7,518
   Trustees Fees Payable ....................................         1,195            468          1,340            294
   Accrued Distribution Fees ................................        35,983          8,987         18,195         38,521
   Variation Margin Payable .................................            --             --             --             --
   Accrued Expenses and Other Payables ......................        11,920          9,807          9,885         11,611
                                                               ------------   ------------   ------------   ------------
      TOTAL LIABILITIES .....................................       852,612        413,286        729,635        177,253
                                                               ------------   ------------   ------------   ------------
         NET ASSETS .........................................  $249,249,933   $107,436,732   $138,919,554   $155,402,995
                                                               ============   ============   ============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....  $233,651,629   $ 99,597,938   $137,699,174   $146,642,469
   Undistributed Net Investment Income/(Accumulated Net
     Investment Loss) .......................................        13,637          1,921       (141,534)         6,908
   Accumulated Net Realized Gain (Loss) on Investments,
     Investments in Affiliated Funds, Forward Foreign
     Currency Contracts, Futures Contracts and Foreign
     Currency Transactions ..................................      (230,604)        13,814        (31,090)      (374,469)
   Net Unrealized Appreciation (Depreciation) on
     Investments, Investments in Affiliated Funds,
     Forward Foreign Currency Contracts, Futures
     Contracts and Foreign Currency Transactions ............    15,815,271      7,823,059      1,393,004      9,128,087
                                                               ------------   ------------   ------------   ------------
         Net Assets .........................................  $249,249,933   $107,436,732   $138,919,554   $155,402,995
                                                               ============   ============   ============   ============
+  Cost of Investments and Repurchase Agreements ............  $230,305,372   $ 98,162,196   $135,538,550   $144,468,636
++ Cost of Affiliated Investments ...........................  $         --   $         --   $         --   $         --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 121

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                     TACTICAL
                                                                     GROWTH &
                                                                      INCOME
                                                                    ALLOCATION        BOND
                                                                       FUND           FUND
                                                                   ------------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................   $  1,058,272   $334,287,010
   Shares of beneficial interest outstanding ...................         49,146     29,273,950
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $      21.53   $      11.42
                                                                   ============   ============

CLASS A SHARES:
   Net Assets ..................................................   $ 36,543,956   $ 39,518,374
   Shares of beneficial interest outstanding ...................      1,703,317      3,520,102
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............   $      21.45   $      11.23
                                                                   ------------   ------------

      Maximum Offering Price Per Share (B) .....................   $      22.70   $      11.88
                                                                   ============   ============

CLASS B SHARES:
   Net Assets ..................................................            N/A   $    201,869
   Shares of beneficial interest outstanding ...................            N/A         18,052
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............            N/A   $      11.18
                                                                   ============   ============

CLASS C SHARES:
   Net Assets ..................................................   $ 25,864,999   $ 11,163,280
   Shares of beneficial interest outstanding ...................      1,212,829        999,647
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $      21.33   $      11.17
                                                                   ============   ============

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Tactical Growth & Income Allocation Fund is 5.5%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund is 2.25%.

        The accompanying notes are an integral part of the financial statements.

122 HIGHMARK(R) FUNDS

                                                                     CALIFORNIA      NATIONAL
                                                                    INTERMEDIATE   INTERMEDIATE     SHORT TERM     WISCONSIN
                                                                   TAX-FREE BOND  TAX-FREE BOND        BOND        TAX-EXEMPT
                                                                        FUND           FUND            FUND           FUND
                                                                   -------------   -------------   ------------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................   $ 134,779,199   $  77,530,423   $ 94,391,188   $    438,707
   Shares of beneficial interest outstanding ...................      12,760,241       6,585,814      9,364,594         40,452
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $       10.56   $       11.77   $      10.08   $      10.85
                                                                   =============   =============   ============   ============

CLASS A SHARES:
   Net Assets ..................................................   $  83,686,203   $  23,198,483   $ 23,374,307   $140,020,422
   Shares of beneficial interest outstanding ...................       7,963,499       1,971,580      2,322,239     12,908,096
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............   $       10.51   $       11.77   $      10.07   $      10.85
                                                                   -------------   -------------   ------------   ------------

      Maximum Offering Price Per Share (B) .....................   $       11.12   $       12.46   $      10.66   $      11.48
                                                                   =============   =============   ============   ============

CLASS B SHARES:
   Net Assets ..................................................   $          87             N/A            N/A   $  1,352,545
   Shares of beneficial interest outstanding ...................               8             N/A            N/A        124,806
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $       10.54             N/A            N/A   $      10.84
                                                                   =============   =============   ============   ============

CLASS C SHARES:
   Net Assets ..................................................   $  30,784,444   $   6,707,826   $ 21,154,059   $ 13,591,321
   Shares of beneficial interest outstanding ...................       2,939,600         569,555      2,076,383      1,254,760
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $       10.47   $       11.78   $      10.19   $      10.83
                                                                   =============   =============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 123

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED)

                                                                                                            COGNITIVE
                                                                                            BALANCED          VALUE
                                                                                              FUND             FUND
                                                                                         -------------    -------------
Interest Income ......................................................................   $     145,642    $         397
Securities Lending Income ............................................................              --               --
Dividend Income ......................................................................         125,269          743,735
Less: Foreign Taxes Withheld .........................................................            (638)            (236)
                                                                                         -------------    -------------

       Total Investment Income .......................................................         270,273          743,896
                                                                                         -------------    -------------

Expenses:
   Investment Adviser Fees ...........................................................          70,254          312,236
   Shareholder Servicing Fees Fiduciary Shares .......................................          20,798            7,182
   Shareholder Servicing Fees Class A Shares .........................................           7,341              868
   Shareholder Servicing Fees Class B Shares .........................................             122               --
   Administration Fees ...............................................................          17,553           62,411
   Custodian Fees ....................................................................             732            2,602
   Trustees Fees .....................................................................             897            3,559
   Chief Compliance Officer Fees .....................................................           3,713            3,713
   Distribution Fees Class A Shares ..................................................           7,341              868
   Distribution Fees Class B Shares ..................................................             367               --
   Distribution Fees Class C Shares ..................................................           4,045            1,924
   Registration Fees .................................................................          23,597           19,563
   Transfer Agent Fees ...............................................................          10,683           14,100
   Printing Fees .....................................................................           2,481            9,283
   Audit Fees ........................................................................          13,153           12,192
   Legal Fees ........................................................................           1,697            5,423
   Miscellaneous Fees ................................................................          15,551           13,109
                                                                                         -------------    -------------

       Total Expenses ................................................................         200,325          469,033
                                                                                         -------------    -------------

Less: Waivers and Reimbursements
       Investment Adviser Fee Waiver .................................................         (61,955)         (12,733)
       Shareholder Servicing Fee Waiver - Fiduciary Shares ...........................          (8,319)          (3,700)
       Shareholder Servicing Fee Waiver - Class A Shares .............................          (2,936)            (347)
       Reimbursement of Expenses by Adviser ..........................................              --               --
                                                                                         -------------    -------------

Total Waivers and Reimbursements .....................................................         (73,210)         (16,780)
                                                                                         -------------    -------------

Total Net Expenses ...................................................................         127,115          452,253
                                                                                         -------------    -------------

Net Investment Income (Loss) .........................................................         143,158          291,643
                                                                                         -------------    -------------

Net Realized Gain (Loss) on Investments ..............................................         733,694       (6,296,695)
Net Realized Gain (Loss) on Foreign Currency Transactions ............................              --               --
Net Realized Gain (Loss) on Futures Contracts (1) ....................................              --               --
Change in Unrealized Appreciation (Depreciation) on Investments ......................        (402,666)       6,990,855
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ....              --               --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (2) ...              --               --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ............              --               --
                                                                                         -------------    -------------

Net Realized and Unrealized Gain (Loss) on Investments ...............................         331,028          694,160
                                                                                         -------------    -------------

Increase (Decrease) in Net Assets Resulting from Operations ..........................   $     474,186    $     985,803
                                                                                         =============    =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

(2)   The primary risk exposure is foreign exchange contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

124 HIGHMARK(R) FUNDS

                                                                                              GENEVA       GENEVA
                                                                  ENHANCED      EQUITY        MID CAP     SMALL CAP   INTERNATIONAL
                                                                   GROWTH       INCOME        GROWTH       GROWTH     OPPORTUNITIES
                                                                    FUND         FUND          FUND         FUND           FUND
                                                                 ----------   -----------   -----------  -----------  -------------
Interest Income ..............................................   $      383   $        --   $        --  $        --  $       1,124
Securities Lending Income ....................................           --            --            --           --         10,404
Dividend Income ..............................................      338,358       342,039     1,196,138       40,568      2,449,861
Less: Foreign Taxes Withheld .................................       (2,115)       (2,583)           --           --       (143,839)
                                                                 ----------   -----------   -----------  -----------  -------------

       Total Investment Income ...............................      336,626       339,456     1,196,138       40,568      2,317,550
                                                                 ----------   -----------   -----------  -----------  -------------

Expenses:
   Investment Adviser Fees ...................................      301,212        54,171     1,758,687      129,654        909,843
   Shareholder Servicing Fees Fiduciary Shares ...............        2,544         7,695       304,232       18,962         95,259
   Shareholder Servicing Fees Class A Shares .................        2,383        12,016       253,214       10,569          4,976
   Shareholder Servicing Fees Class B Shares .................           --         1,807         6,104           --             --
   Administration Fees .......................................       60,207        14,766       364,043       19,438        154,076
   Custodian Fees ............................................        2,510           615        15,176          969         56,709
   Trustees Fees .............................................        3,694           888        14,057        1,032          8,443
   Chief Compliance Officer Fees .............................        3,713         3,717         3,717        3,718          3,713
   Distribution Fees Class A Shares ..........................        2,383        12,016       253,214       10,569          4,976
   Distribution Fees Class B Shares ..........................           --         5,422        18,313           --             --
   Distribution Fees Class C Shares ..........................        1,080        12,421       174,027       11,529          8,146
   Registration Fees .........................................       20,059        23,958        33,459       20,406         19,912
   Transfer Agent Fees .......................................       13,644        19,213       169,920        9,343         29,613
   Printing Fees .............................................       11,400         1,792        36,916        2,542         26,527
   Audit Fees ................................................       12,209        11,982        13,369       12,027         20,635
   Legal Fees ................................................        6,035         1,393        21,548        1,794         17,272
   Miscellaneous Fees ........................................       12,282         8,867        14,055        8,615         35,546
                                                                 ----------   -----------   -----------  -----------  -------------

       Total Expenses ........................................      455,355       192,739     3,454,051      261,167      1,395,646
                                                                 ----------   -----------   -----------  -----------  -------------

Less: Waivers and Reimbursements
       Investment Adviser Fee Waiver .........................      (25,268)      (54,171)      (65,284)     (51,360)            --
       Shareholder Servicing Fee Waiver - Fiduciary Shares ...       (1,917)       (3,448)     (124,443)      (9,371)       (46,277)
       Shareholder Servicing Fee Waiver - Class A Shares .....         (953)       (4,806)     (101,286)      (4,227)        (3,962)
       Reimbursement of Expenses by Adviser ..................           --       (13,322)           --           --             --
                                                                 ----------   -----------   -----------  -----------  -------------

Total Waivers and Reimbursements .............................      (28,138)      (75,747)     (291,013)     (64,958)       (50,239)
                                                                 ----------   -----------   -----------  -----------  -------------

Total Net Expenses ...........................................      427,217       116,992     3,163,038      196,209      1,345,407
                                                                 ----------   -----------   -----------  -----------  -------------

Net Investment Income (Loss) .................................      (90,591)      222,464    (1,966,900)    (155,641)       972,143
                                                                 ----------   -----------   -----------  -----------  -------------

Net Realized Gain (Loss) on Investments ......................    2,182,805       105,666     1,076,381      (15,287)   (12,145,908)
Net Realized Gain (Loss) on Foreign Currency Transactions ....           --            --            --           --       (152,605)
Net Realized Gain (Loss) on Futures Contracts (1) ............           --       (10,258)           --           --             --
Change in Unrealized Appreciation (Depreciation) on
   Investments ...............................................      (32,591)      761,405    29,701,889    1,225,212    (22,529,144)
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions .....................................           --            --            --           --        (13,218)
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Contracts (2) ....................................           --            --            --           --       (135,696)
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts (1) .............................................           --         4,693            --           --             --
                                                                 ----------   -----------   -----------  -----------  -------------

Net Realized and Unrealized Gain (Loss) on Investments .......    2,150,214       861,506    30,778,270    1,209,925    (34,976,571)
                                                                 ----------   -----------   -----------  -----------  -------------

Increase (Decrease) in Net Assets Resulting from Operations ..   $2,059,623   $ 1,083,970   $28,811,370  $ 1,054,284  $ (34,004,428)
                                                                 ==========   ===========   ===========  ===========  =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 125

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED)

                                                                                           LARGE CAP     LARGE CAP
                                                                                          CORE EQUITY     GROWTH
                                                                                             FUND          FUND
                                                                                          -----------   -----------
Interest Income .......................................................................   $       278   $        --
Income from Investments in Affiliated Funds ...........................................            --            --
Dividend Income .......................................................................       571,759       484,155
Less: Foreign Taxes Withheld ..........................................................            --        (3,109)
                                                                                          -----------   -----------

       Total Investment Income ........................................................       572,037       481,046
                                                                                          -----------   -----------

Expenses:
   Investment Adviser Fees ............................................................       177,731       217,869
   Shareholder Servicing Fees Fiduciary Shares ........................................        69,540        66,468
   Shareholder Servicing Fees Class A Shares ..........................................         3,621        19,197
   Shareholder Servicing Fees Class B Shares ..........................................            70         1,779
   Administration Fees ................................................................        44,411        54,435
   Custodian Fees .....................................................................         1,940         2,269
   Trustees Fees ......................................................................         1,884         2,692
   Chief Compliance Officer Fees ......................................................         3,713         3,713
   Distribution Fees Class A Shares ...................................................         3,621        19,197
   Distribution Fees Class B Shares ...................................................           209         5,338
   Distribution Fees Class C Shares ...................................................         3,297        13,339
   Registration Fees ..................................................................        25,296        24,459
   License Fees .......................................................................            --            --
   Transfer Agent Fees ................................................................        10,994        35,764
   Printing Fees ......................................................................         5,588         7,593
   Audit Fees .........................................................................        12,093        12,195
   Legal Fees .........................................................................         3,891         5,171
   Miscellaneous Fees .................................................................        10,676        10,195
                                                                                          -----------   -----------

       Total Expenses .................................................................       378,575       501,673
                                                                                          -----------   -----------

Less: Waivers and Reimbursements
       Investment Adviser Fee Waiver ..................................................       (51,536)      (60,446)
       Shareholder Servicing Fee Waiver - Fiduciary Shares ............................       (39,921)      (30,550)
       Shareholder Servicing Fee Waiver - Class A Shares ..............................        (1,448)       (7,679)
       Reimbursement of Expenses by Adviser ...........................................            --            --
                                                                                          -----------   -----------

Total Waivers and Reimbursements ......................................................       (92,905)      (98,675)
                                                                                          -----------   -----------

Total Net Expenses ....................................................................       285,670       402,998
                                                                                          -----------   -----------

Net Investment Income (Loss) ..........................................................       286,367        78,048
                                                                                          -----------   -----------

Net Realized Gain (Loss) on Investments ...............................................      (217,509)    1,473,562
Net Realized Gain (Loss) on Investments in Affiliated Funds ...........................            --            --
Net Realized Gain (Loss) on Foreign Currency Transactions .............................            --            --
Net Realized Gain (Loss) on Futures Contracts (1) .....................................      (129,221)           --
Capital Gain Distributions Received from Affiliated Funds .............................            --            --
Change in Unrealized Appreciation (Depreciation) on Investments .......................     1,586,999*     (784,416)
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ...            --            --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions .....            --            --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) .............        31,875            --
                                                                                          -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments ................................     1,272,144       689,146
                                                                                          -----------   -----------

Increase (Decrease) in Net Assets Resulting from Operations ...........................   $ 1,558,511   $   767,194
                                                                                          ===========   ===========

* Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the Reorganization (see Note 8 in the notes to financial statements).

Amounts designated as "--" are either not applicable or less than $1.00.

(1) The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

        The accompanying notes are an integral part of the financial statements.

126 HIGHMARK(R) FUNDS

                                                                                                              TACTICAL
                                                                   NYSE ARCA                                   CAPITAL
                                                     LARGE CAP      TECH 100     SMALL CAP       VALUE         GROWTH
                                                       VALUE         INDEX         CORE         MOMENTUM     ALLOCATION
                                                        FUND          FUND         FUND           FUND          FUND
                                                    -----------   -----------   -----------   ------------   ----------
Interest Income .................................   $       305   $        --   $       351   $         --   $      139
Income from Investments in Affiliated Funds .....            --            --            --             --      354,880
Dividend Income .................................       853,561       938,923       330,624      3,435,826      113,453
Less: Foreign Taxes Withheld ....................       (41,702)           --        (1,453)       (29,012)          --
                                                    -----------   -----------   -----------   ------------   ----------

       Total Investment Income ..................       812,164       938,923       329,522      3,406,814      468,472
                                                    -----------   -----------   -----------   ------------   ----------

Expenses:
   Investment Adviser Fees ......................       213,328       336,584       218,646        850,594       38,275
   Shareholder Servicing Fees Fiduciary Shares ..        63,693        10,553        47,063        252,023          566
   Shareholder Servicing Fees Class A Shares ....        22,143       207,792         7,794         80,116       31,237
   Shareholder Servicing Fees Class B Shares ....           700         7,159            --          2,129           --
   Administration Fees ..........................        53,298       143,073        34,512        212,526       32,791
   Custodian Fees ...............................         5,740         7,009         1,455          8,919        1,380
   Trustees Fees ................................         2,576         7,211         1,127         10,577        1,584
   Chief Compliance Officer Fees ................         3,713         3,717         3,713          3,713        3,713
   Distribution Fees Class A Shares .............        22,143       207,792         7,794         80,116       31,237
   Distribution Fees Class B Shares .............         2,099        21,477            --          6,387           --
   Distribution Fees Class C Shares .............         9,402        52,353        10,726         10,863       91,504
   Registration Fees ............................        24,427        25,366        17,035         26,748       19,919
   License Fees .................................            --        38,175            --             --           --
   Transfer Agent Fees ..........................        28,420       140,698         6,477         74,839       32,069
   Printing Fees ................................         7,318        20,446         2,817         29,584        4,220
   Audit Fees ...................................        12,169        12,589        12,003         13,001        8,863
   Legal Fees ...................................         5,552        14,035         2,230         17,467        3,021
   Miscellaneous Fees ...........................        10,934        14,221        11,360         15,819        7,560
                                                    -----------   -----------   -----------   ------------   ----------

       Total Expenses ...........................       487,655     1,270,250       384,752      1,695,421      307,939
                                                    -----------   -----------   -----------   ------------   ----------

Less: Waivers and Reimbursements
       Investment Adviser Fee Waiver ............       (65,261)     (114,154)      (30,587)       (30,612)     (38,275)
       Shareholder Servicing Fee Waiver -
          Fiduciary Shares ......................       (36,692)       (5,001)      (28,083)      (103,489)        (453)
       Shareholder Servicing Fee Waiver - Class A
          Shares ................................        (8,857)      (83,117)       (3,118)       (32,047)     (24,990)
       Reimbursement of Expenses by Adviser .....            --            --            --             --      (54,972)
                                                    -----------   -----------   -----------   ------------   ----------

Total Waivers and Reimbursements ................      (110,810)     (202,272)      (61,788)      (166,148)    (118,690)
                                                    -----------   -----------   -----------   ------------   ----------

Total Net Expenses ..............................       376,845     1,067,978       322,964      1,529,273      189,249
                                                    -----------   -----------   -----------   ------------   ----------

Net Investment Income (Loss) ....................       435,319      (129,055)        6,558      1,877,541      279,223
                                                    -----------   -----------   -----------   ------------   ----------

Net Realized Gain (Loss) on Investments .........    (2,878,325)    3,916,715    (7,009,112)     7,744,060      310,093
Net Realized Gain (Loss) on Investments in
   Affiliated Funds .............................            --            --            --             --     (388,975)
Net Realized Gain (Loss) on Foreign Currency
   Transactions .................................        (2,458)           --            --            599           --
Net Realized Gain (Loss) on Futures
   Contracts (1) ................................            --       (49,408)      (82,542)            --       94,168
Capital Gain Distributions Received from
   Affiliated Funds .............................            --            --            --             --      180,429
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................    (1,655,650)    1,857,830     7,754,159*   (10,885,227)    (975,457)*
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........            --            --            --             --     (140,801)
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions .............        (2,486)           --            --         (5,746)          --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts (1) .....................            --        25,355        26,400             --       (9,123)
                                                    -----------   -----------   -----------   ------------   ----------

Net Realized and Unrealized Gain (Loss) on
   Investments ..................................    (4,538,919)    5,750,492       688,905     (3,146,314)    (929,666)
                                                    -----------   -----------   -----------   ------------   ----------

Increase (Decrease) in Net Assets Resulting from
   Operations ...................................   $(4,103,600)  $ 5,621,437   $   695,463   $ (1,268,773)  $ (650,443)
                                                    ===========   ===========   ===========   ============   ==========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 127

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED)

                                                                                            TACTICAL
                                                                                            GROWTH &
                                                                                             INCOME
                                                                                           ALLOCATION         BOND
                                                                                              FUND            FUND
                                                                                          -----------     -----------
Interest Income .......................................................................   $       473     $ 7,795,468
Income from Investments in Affiliated Funds ...........................................       506,897              --
Dividend Income .......................................................................       160,995           1,754
                                                                                          -----------     -----------

       Total Investment Income ........................................................       668,365       7,797,222
                                                                                          -----------     -----------

Expenses:
   Investment Adviser Fees ............................................................        48,386         940,289
   Shareholder Servicing Fees Fiduciary Shares ........................................         1,217         417,857
   Shareholder Servicing Fees Class A Shares ..........................................        39,876          40,447
   Shareholder Servicing Fees Class B Shares ..........................................            --             375
   Administration Fees ................................................................        41,454         281,924
   Custodian Fees .....................................................................         1,728          11,754
   Trustees Fees ......................................................................         1,951          11,824
   Chief Compliance Officer Fees ......................................................         3,713           3,713
   Distribution Fees Class A Shares ...................................................        39,876          40,447
   Distribution Fees Class B Shares ...................................................            --           1,125
   Distribution Fees Class C Shares ...................................................       112,117          34,395
   Registration Fees ..................................................................        20,154          25,263
   Transfer Agent Fees ................................................................        25,666          43,797
   Printing Fees ......................................................................         5,121          37,669
   Audit Fees .........................................................................         8,923          14,635
   Legal Fees .........................................................................         3,651          22,905
   Miscellaneous Fees .................................................................         7,625          29,581
                                                                                          -----------     -----------

       Total Expenses .................................................................       361,458       1,958,000
                                                                                          -----------     -----------

Less: Waivers and Reimbursements
       Investment Adviser Fee Waiver ..................................................       (48,386)       (114,183)
       Shareholder Servicing Fee Waiver - Fiduciary Shares ............................          (974)       (305,359)
       Shareholder Servicing Fee Waiver - Class A Shares ..............................       (31,901)        (29,122)
       Reimbursement of Expenses by Adviser ...........................................       (43,951)             --
                                                                                          -----------     -----------

Total Waivers and Reimbursements ......................................................      (125,212)       (448,664)
                                                                                          -----------     -----------

Total Net Expenses ....................................................................       236,246       1,509,336
                                                                                          -----------     -----------

Net Investment Income .................................................................       432,119       6,287,886
                                                                                          -----------     -----------

Net Realized Gain (Loss) on Investments ...............................................       342,715       1,864,012
Net Realized Gain on Investments in Affiliated Funds ..................................     2,215,706              --
Net Realized Gain on Futures Contracts (1) ............................................       113,372              --
Capital Gain Distributions Received ...................................................            --              --
Capital Gain Distributions Received from Affiliated Funds .............................       282,432              --
Change in Unrealized Appreciation (Depreciation) on Investments .......................      (939,351)*     4,970,326
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ...    (2,482,322)             --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) .............       (12,164)             --
                                                                                          -----------     -----------

Net Realized and Unrealized Gain (Loss) on Investments ................................      (479,612)      6,834,338
                                                                                          -----------     -----------

Increase (Decrease) in Net Assets Resulting from Operations ...........................   $   (47,493)    $13,122,224
                                                                                          ===========     ===========

* Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the Reorganization (see Note 8 in the notes to financial statements).

Amounts designated as "--" are either not applicable or less than $1.00.

(1) The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

        The accompanying notes are an integral part of the financial statements.

128 HIGHMARK(R) FUNDS

                                                      CALIFORNIA       NATIONAL
                                                     INTERMEDIATE    INTERMEDIATE      SHORT TERM       WISCONSIN
                                                    TAX-FREE BOND    TAX-FREE BOND        BOND         TAX-EXEMPT
                                                         FUND            FUND             FUND            FUND
                                                    -------------    -------------    -------------    -------------
Interest Income .................................   $   3,655,105    $   1,741,518    $   1,840,397    $   3,118,174
Income from Investments in Affiliated Funds .....              --               --               --               --
Dividend Income .................................             273               70              671            2,015
                                                    -------------    -------------    -------------    -------------

       Total Investment Income ..................       3,655,378        1,741,588        1,841,068        3,120,189
                                                    -------------    -------------    -------------    -------------

Expenses:
   Investment Adviser Fees ......................         585,699          268,291          270,945          373,420
   Shareholder Servicing Fees Fiduciary Shares ..         160,067           97,680          114,151              433
   Shareholder Servicing Fees Class A Shares ....         100,084           30,130           29,097          169,231
   Shareholder Servicing Fees Class B Shares ....              59               --               --            2,103
   Administration Fees ..........................         175,609           80,440          101,545          111,962
   Custodian Fees ...............................           7,321            3,353            4,233            4,668
   Trustees Fees ................................           7,241            3,291            4,964            4,155
   Chief Compliance Officer Fees ................           3,713            3,713            3,713            3,717
   Distribution Fees Class A Shares .............         100,084           30,130           29,097          169,231
   Distribution Fees Class B Shares .............             177               --               --            6,308
   Distribution Fees Class C Shares .............          97,918           19,007           78,280           44,830
   Registration Fees ............................          17,982           20,984           23,814            5,746
   Transfer Agent Fees ..........................          27,558           13,183           24,936           40,308
   Printing Fees ................................          22,085           11,264           14,094           14,747
   Audit Fees ...................................          13,913           13,474           13,768           13,634
   Legal Fees ...................................          14,010            6,950            8,493           11,272
   Miscellaneous Fees ...........................          27,005           20,761           22,668           24,481
                                                    -------------    -------------    -------------    -------------

       Total Expenses ...........................       1,360,525          622,651          743,798        1,000,246
                                                    -------------    -------------    -------------    -------------

Less: Waivers and Reimbursements
       Investment Adviser Fee Waiver ............        (328,151)        (193,511)         (75,872)        (160,006)
       Shareholder Servicing Fee Waiver -
          Fiduciary Shares ......................        (128,054)         (78,144)        (101,090)            (347)
       Shareholder Servicing Fee Waiver - Class A
          Shares ................................         (80,067)         (24,104)         (23,277)        (135,385)
       Reimbursement of Expenses by Adviser .....              --               --               --               --
                                                    -------------    -------------    -------------    -------------

Total Waivers and Reimbursements ................        (536,272)        (295,759)        (200,239)        (295,738)
                                                    -------------    -------------    -------------    -------------

Total Net Expenses ..............................         824,253          326,892          543,559          704,508
                                                    -------------    -------------    -------------    -------------

Net Investment Income ...........................       2,831,125        1,414,696        1,297,509        2,415,681
                                                    -------------    -------------    -------------    -------------

Net Realized Gain (Loss) on Investments .........        (120,995)          13,814          202,336           64,201
Net Realized Gain on Investments in Affiliated
   Funds ........................................              --               --               --               --
Net Realized Gain on Futures Contracts (1) ......              --               --               --               --
Capital Gain Distributions Received .............           6,138               --               --               --
Capital Gain Distributions Received from
   Affiliated Funds .............................              --               --               --               --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................       8,655,957        3,177,097         (319,392)       6,632,699
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........              --               --               --               --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts (1) .....................              --               --               --               --
                                                    -------------    -------------    -------------    -------------

Net Realized and Unrealized Gain (Loss) on
   Investments ..................................       8,541,100        3,190,911         (117,056)       6,696,900
                                                    -------------    -------------    -------------    -------------

Increase (Decrease) in Net Assets Resulting from
   Operations ...................................   $  11,372,225    $   4,605,607    $   1,180,453    $   9,112,581
                                                    =============    =============    =============    =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 129

STATEMENTS OF CHANGES IN NET ASSETS

                                                         BALANCED                  COGNITIVE VALUE            ENHANCED GROWTH
                                                           FUND                        FUND                          FUND
                                                -------------------------   ---------------------------   ------------------------
                                                SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                                    ENDED                       ENDED                        ENDED
                                                 1/31/2012    YEAR ENDED      1/31/2012     YEAR ENDED     1/31/2012   YEAR ENDED
                                                (UNAUDITED)    7/31/2011     (UNAUDITED)    7/31/2011     (UNAUDITED)  7/31/2011
                                                -------------------------   ------------   ------------   -----------  -----------
Investment Activities:
   Net Investment Income (Loss) .............   $   143,158   $   285,151   $    291,643   $    878,936   $   (90,591) $  (194,706)
   Net Realized Gain (Loss) on Investments,
     Foreign Currency Transactions,
     Foreign Currency Contracts and
     Futures Contracts ......................       733,694     1,629,414     (6,296,695)    20,628,659     2,182,805    2,495,354
   Change in Unrealized Appreciation
     (Depreciation) on Investments, Foreign
     Currency Transactions, Foreign Currency
     Contracts and Futures Contracts ........      (402,666)    1,063,326      6,990,855     (2,268,107)      (32,591)  14,025,216
                                                -----------   -----------   ------------   ------------   -----------  -----------

   Net Increase (Decrease) in Net Assets
     Resulting From Operations ..............       474,186     2,977,891        985,803     19,239,488     2,059,623   16,325,864
                                                -----------   -----------   ------------   ------------   -----------  -----------

Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .......................      (104,186)     (299,157)       (50,485)       (37,861)           --           --
     Class A Shares .........................       (28,484)      (84,654)        (2,869)        (9,261)           --           --
     Class B Shares .........................           (80)       (3,030)            --             --            --           --
     Class C Shares .........................        (1,062)       (6,439)            --         (1,346)           --           --
     Class M Shares .........................            --            --       (763,086)    (1,174,219)           --           --
   Capital Gains:
     Fiduciary Shares .......................            --            --             --             --            --           --
     Class A Shares .........................            --            --             --             --            --           --
     Class B Shares .........................            --            --             --             --            --           --
     Class C Shares .........................            --            --             --             --            --           --
                                                -----------   -----------   ------------   ------------   -----------  -----------
       Total Dividends and Distributions ....      (133,812)     (393,280)      (816,440)    (1,222,687)           --           --
                                                -----------   -----------   ------------   ------------   -----------  -----------

   Net Increase (Decrease) in Net Assets From:
     Share Transactions (1) .................    (2,377,609)   (1,165,270)    (7,625,688)     2,713,496   (10,409,280)   5,539,967
     Redemption Fees (Note 2) ...............            --            --            610             11            --           --
                                                -----------   -----------   ------------   ------------   -----------  -----------

       Total Increase (Decrease) in Net
         Assets .............................    (2,037,235)    1,419,341     (7,455,715)    20,730,308    (8,349,657)  21,865,831
                                                -----------   -----------   ------------   ------------   -----------  -----------

Net Assets:
   Beginning of Period ......................    25,592,894    24,173,553     94,525,520     73,795,212    90,407,437   68,541,606
                                                -----------   -----------   ------------   ------------   -----------  -----------

   End of Period ............................   $23,555,659   $25,592,894   $ 87,069,805   $ 94,525,520   $82,057,780  $90,407,437
                                                ===========   ===========   ============   ============   ===========  ===========

Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) ........   $    22,310   $    12,964   $   (264,602)  $    260,195   $  (150,670) $   (60,079)
                                                ===========   ===========   ============   ============   ===========  ===========

Amounts designated as "--" are either not applicable or less than $1.00.
(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 150-159.

        The accompanying notes are an integral part of the financial statements.

130 HIGHMARK(R) FUNDS

                                                                                          GENEVA
                                     EQUITY INCOME       GENEVA MID CAP GROWTH        SMALL CAP GROWTH   INTERNATIONAL OPPORTUNITIES
                                         FUND                     FUND                     FUND                     FUND
                              ------------------------ ------------------------- ----------------------- ---------------------------
                               SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS
                                  ENDED                   ENDED                    ENDED                    ENDED
                                1/31/2012  YEAR ENDED   1/31/2012   YEAR ENDED    1/31/2012  YEAR ENDED   1/31/2012     YEAR ENDED
                               (UNAUDITED) 7/31/2011   (UNAUDITED)  7/31/2011    (UNAUDITED)  7/31/2011  (UNAUDITED)    7/31/2011
                              ------------------------ ------------------------- ----------------------- ---------------------------
Investment Activities:
   Net Investment Income
     (Loss) ................  $    222,464 $   451,702 $ (1,966,900)$ (3,043,801)$  (155,641)$  (199,858)$    972,143 $  4,362,210
   Net Realized Gain (Loss)
     on Investments, Foreign
     Currency Transactions,
     Foreign Currency
     Contracts and Futures
     Contracts .............        95,408   1,040,035    1,076,381   13,116,117     (15,287)  1,297,244  (12,298,513)  28,470,335
   Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments,  Foreign
     Currency Transactions,
     Foreign Currency
     Contracts and Futures
     Contracts .............       766,098   1,146,910   29,701,889   47,839,217   1,225,212   2,220,064  (22,678,058)  10,771,070
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------
   Net Increase (Decrease)
     in Net Assets
     Resulting
     From Operations .......     1,083,970   2,638,647   28,811,370   57,911,533   1,054,284   3,317,450  (34,004,428)  43,603,615
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------

Dividends and Distributions
   to Shareholders:
   Net Investment Income:
     Fiduciary Shares ......       (87,773)    (89,195)          --           --          --          --   (2,207,340)  (1,660,836)
     Class A Shares ........      (123,682)   (299,908)          --           --          --          --      (99,266)    (115,447)
     Class B Shares ........       (13,795)    (43,296)          --           --          --          --           --           --
     Class C Shares ........       (24,368)    (57,629)          --           --          --          --      (24,782)     (27,269)
     Class M Shares ........            --          --           --           --          --          --   (3,847,311)  (3,099,328)
   Capital Gains:
     Fiduciary Shares ......            --          --   (5,139,073)     (50,987)   (567,521)   (324,668)          --           --
     Class A Shares ........            --          --   (4,256,709)    (272,612)   (274,486)   (158,545)          --           --
     Class B Shares ........            --          --     (107,568)      (9,247)         --          --           --           --
     Class C Shares ........            --          --     (790,213)     (33,609)    (78,033)    (13,819)          --           --
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------
       Total Dividends and
         Distributions .....      (249,618)   (490,028) (10,293,563)    (366,455)   (920,040)   (497,032)  (6,178,699)  (4,902,880)
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------
   Net Increase (Decrease)
     in Net Assets From:
     Share
       Transactions (1) ....     2,895,699   2,654,507  128,292,094  170,567,798   6,935,573  11,057,444   (7,414,933)  (8,581,549)
     Redemption Fees
       (Note 2) ............            --          --           --           --         455         875          488          135
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------

       Total Increase
         (Decrease) in Net
         Assets ............     3,730,051   4,803,126  146,809,901  228,112,876   7,070,272  13,878,737  (47,597,572)  30,119,321
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------

Net Assets:
   Beginning of Period .....    18,794,621  13,991,495  449,730,496  221,617,620  23,611,047   9,732,310  251,344,795  221,225,474
                              ------------ ----------- ------------ ------------ ----------- ----------- ------------ ------------

   End of Period ...........  $ 22,524,672 $18,794,621 $596,540,397 $449,730,496 $30,681,319 $23,611,047 $203,747,223 $251,344,795
                              ============ =========== ============ ============ =========== =========== ============ ============

Undistributed Net Investment
   Income/(Accumulated Net
     Investment Loss .......  $    (25,440)$     1,714 $ (1,966,900)$         -- $  (155,641)$        -- $   (823,431)$  4,383,125
                              ============ =========== ============ ============ =========== =========== ============ ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 131

STATEMENTS OF CHANGES IN NET ASSETS

                                           LARGE CAP CORE EQUITY             LARGE CAP GROWTH                LARGE CAP VALUE
                                                    FUND                           FUND                            FUND
                                        ----------------------------   ----------------------------   -----------------------------
                                         SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                            ENDED                          ENDED                          ENDED
                                          1/31/2012      YEAR ENDED      1/31/2012      YEAR ENDED      1/31/2012      YEAR ENDED
                                         (UNAUDITED)     7/31/2011      (UNAUDITED)     7/31/2011      (UNAUDITED)      7/31/2011
                                        ----------------------------   ----------------------------   -----------------------------
Investment Activities:
   Net Investment Income (Loss) .....   $    286,367   $     651,647   $     78,048   $      88,925   $     435,319   $   1,041,573
   Net Realized Gain (Loss) on
     Investments, Affiliated Funds,
     Foreign Currency Transactions,
     Futures Contracts and Capital
     Gains Distributions Received ...       (346,730)      4,922,475      1,473,562       6,490,574      (2,880,783)      2,608,005
   Change in Unrealized Appreciation
     (Depreciation) on Investments,
     Affiliated Funds, Foreign
     Currency Transactions and
     Futures Contracts ..............      1,618,874       5,078,473       (784,416)      8,714,295      (1,658,136)     10,754,053
                                        ------------   -------------   ------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net
     Assets Resulting From
     Operations .....................      1,558,511      10,652,595        767,194      15,293,794      (4,103,600)     14,403,631
                                        ------------   -------------   ------------   -------------   -------------   -------------
Dividends and Distributions
   to Shareholders:
   Net Investment Income:
       Fiduciary Shares .............       (300,554)       (668,420)       (88,008)       (793,194)       (379,482)     (1,707,470)
       Class A Shares ...............        (11,618)        (24,627)            --        (159,002)        (97,564)       (393,474)
       Class B Shares ...............            (45)           (621)            --            --              (699)        (13,709)
       Class C Shares ...............         (1,224)         (1,319)            --         (10,657)         (3,144)        (37,219)
   Capital Gains:
       Fiduciary Shares .............             --              --             --              --              --              --
       Class A Shares ...............             --              --             --              --              --              --
       Class B Shares ...............             --              --             --              --              --              --
       Class C Shares ...............             --              --             --              --              --              --
                                        ------------   -------------   ------------   -------------   -------------   -------------
         Total Dividends and
           Distributions ............       (313,441)       (694,987)       (88,008)       (962,853)       (480,889)     (2,151,872)
                                        ------------   -------------   ------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net
     Assets From:
      Share Transactions (1) ........      8,117,522     (11,961,278)    (5,064,068)    (22,096,558)    (25,790,856)    (40,402,669)
      Redemption Fees (Note 2) ......             --              --             --              --              --              --
                                        ------------   -------------   ------------   -------------   -------------   -------------
         Total Increase (Decrease) in
           Net Assets ...............      9,362,592      (2,003,670)    (4,384,882)     (7,765,617)    (30,375,345)    (28,150,910)
                                        ------------   -------------   ------------   -------------   -------------   -------------
Net Assets:
   Beginning of Period ..............     57,121,975      59,125,645     78,570,051      86,335,668      96,100,718     124,251,628
                                        ------------   -------------   ------------   -------------   -------------   -------------
   End of Period ....................   $ 66,484,567   $  57,121,975   $ 74,185,169   $  78,570,051   $  65,725,373   $  96,100,718
                                        ============   =============   ============   =============   =============   =============
Undistributed Net Investment
   Income/(Accumulated Net Investment
     Loss) ..........................   $    (16,270)  $      10,804   $     77,712   $      87,672   $     (48,067)  $      (2,497)
                                        ============   =============   ============   =============   =============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 150-159.

        The accompanying notes are an integral part of the financial statements.

132 HIGHMARK(R) FUNDS

                                                        NYSE ARCA TECH 100 INDEX            SMALL CAP CORE
                                                                  FUND                          FUND
                                                      -----------------------------   ---------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED                          ENDED
                                                        1/31/2012       YEAR ENDED      1/31/2012     YEAR ENDED
                                                       (UNAUDITED)      7/31/2011      (UNAUDITED)    7/31/2011
                                                      -----------------------------   ---------------------------
Investment Activities:
   Net Investment Income (Loss) ...................   $    (129,055)  $    (423,563)  $      6,558   $    (85,902)
   Net Realized Gain (Loss) on Investments,
     Affiliated Funds, Foreign Currency
     Transactions, Futures Contracts and Capital
     Gains Distributions Received .................       3,867,307       9,528,381     (7,091,654)     4,957,295
   Change in Unrealized Appreciation (Depreciation)
     on Investments, Affiliated Funds, Foreign
     Currency Transactions and Futures Contracts ..       1,883,185      35,644,081      7,780,559      2,539,022
                                                      -------------   -------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting
     From Operations ..............................       5,621,437      44,748,899        695,463      7,410,415
                                                      -------------   -------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
       Fiduciary Shares ...........................              --              --             --             --
       Class A Shares .............................              --              --             --             --
       Class B Shares .............................              --              --             --             --
       Class C Shares .............................              --              --             --             --
   Capital Gains:
       Fiduciary Shares ...........................              --              --             --             --
       Class A Shares .............................              --              --             --             --
       Class B Shares .............................              --              --             --             --
       Class C Shares .............................              --              --             --             --
                                                      -------------   -------------   ------------   ------------
         Total Dividends and Distributions ........              --              --             --             --
                                                      -------------   -------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ......................     (14,180,764)    (21,125,211)    35,596,257     (3,435,221)
      Redemption Fees (Note 2) ....................              --              --            112             63
                                                      -------------   -------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ..      (8,559,327)     23,623,688     36,291,832      3,975,257
                                                      -------------   -------------   ------------   ------------
Net Assets:
   Beginning of Period ............................     206,770,704     183,147,016     27,889,305     23,914,048
                                                      -------------   -------------   ------------   ------------
   End of Period ..................................   $ 198,211,377   $ 206,770,704   $ 64,181,137   $ 27,889,305
                                                      =============   =============   ============   ============
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ...........................   $    (129,055)  $          --   $      6,558   $         --
                                                      =============   =============   ============   ============

                                                                                            TACTICAL CAPITAL
                                                              VALUE MOMENTUM               GROWTH ALLOCATION
                                                                  FUND                           FUND
                                                      -----------------------------   ---------------------------
                                                        SIX MONTHS                     SIX MONTHS
                                                          ENDED                          ENDED
                                                        1/31/2012      YEAR ENDED      1/31/2012      YEAR ENDED
                                                       (UNAUDITED)      7/31/2011     (UNAUDITED)     7/31/2011
                                                      -----------------------------   ---------------------------
Investment Activities:
   Net Investment Income (Loss) ...................   $   1,877,541   $   3,728,139   $    279,223   $    213,303
   Net Realized Gain (Loss) on Investments,
     Affiliated Funds, Foreign Currency
     Transactions, Futures Contracts and Capital
     Gains Distributions Received .................       7,744,659      25,675,541        195,715        406,698
   Change in Unrealized Appreciation (Depreciation)
     on Investments, Affiliated Funds, Foreign
     Currency Transactions and Futures Contracts ..     (10,890,973)     28,857,353     (1,125,381)     6,162,702
                                                      -------------   -------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting
     From Operations ..............................      (1,268,773)     58,261,033       (650,443)     6,782,703
                                                      -------------   -------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
       Fiduciary Shares ...........................      (1,630,364)     (4,901,329)        (4,654)        (1,522)
       Class A Shares .............................        (403,431)     (1,351,277)      (183,767)      (200,051)
       Class B Shares .............................          (5,207)        (40,417)            --             --
       Class C Shares .............................          (7,396)        (34,583)       (38,338)        (5,745)
   Capital Gains:
       Fiduciary Shares ...........................      (9,387,522)             --             --             --
       Class A Shares .............................      (2,784,426)             --             --             --
       Class B Shares .............................         (73,290)             --             --             --
       Class C Shares .............................         (94,859)             --             --             --
                                                      -------------   -------------   ------------   ------------
         Total Dividends and Distributions ........     (14,386,495)     (6,327,606)      (226,759)      (207,318)
                                                      -------------   -------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ......................       1,623,642     (47,550,109)     5,678,564     (2,204,054)
      Redemption Fees (Note 2) ....................              --              --             --             --
                                                      -------------   -------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ..     (14,031,626)      4,383,318      4,801,362      4,371,331
                                                      -------------   -------------   ------------   ------------
Net Assets:
   Beginning of Period ............................     310,664,226     306,280,908     44,216,092     39,844,761
                                                      -------------   -------------   ------------   ------------
   End of Period ..................................   $ 296,632,600   $ 310,664,226   $ 49,017,454   $ 44,216,092
                                                      =============   =============   ============   ============
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ...........................   $    (172,612)  $      (3,755)  $    101,612   $     49,148
                                                      =============   =============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 133

STATEMENTS OF CHANGES IN NET ASSETS

                                          TACTICAL GROWTH &
                                          INCOME ALLOCATION                       BOND                   CALIFORNIA INTERMEDIATE
                                                 FUND                             FUND                     TAX-FREE BOND FUND
                                     ----------------------------   ------------------------------   ------------------------------
                                       SIX MONTHS                    SIX MONTHS                       SIX MONTHS
                                         ENDED                          ENDED                           ENDED
                                       1/31/2012      YEAR ENDED      1/31/2012       YEAR ENDED       1/31/2012       YEAR ENDED
                                      (UNAUDITED)      7/31/2011     (UNAUDITED)       7/31/2011      (UNAUDITED)       7/31/2011
                                     ----------------------------   ------------------------------   ------------------------------
Investment Activities:
   Net Investment Income (Loss) ...  $     432,119   $    427,577   $   6,287,886   $   13,534,592   $    2,831,125   $   5,808,105
   Net Realized Gain (Loss) on
     Investments, Affiliated
     Funds, Foreign Currency
     Transactions, Futures
     Contracts and Capital Gains
     Distributions Received .......      2,954,225      2,684,792       1,864,012        8,249,013        (114,857)        (115,747)
   Change in Unrealized
     Appreciation (Depreciation)
     on Investments, Affiliated
     Funds, Foreign Currency
     Transactions and Futures
     Contracts ....................     (3,433,837)     3,027,599       4,970,326       (2,381,071)       8,655,957      (1,501,496)
                                     -------------   ------------   -------------   --------------   --------------   -------------
   Net Increase (Decrease) in
     Net Assets Resulting From
     Operations ...................        (47,493)     6,139,968      13,122,224       19,402,534       11,372,225       4,190,862
                                     -------------   ------------   -------------   --------------   --------------   -------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
       Fiduciary Shares ...........         (8,650)        (4,986)     (5,829,517)     (12,484,462)      (1,702,357)     (3,238,236)
       Class A Shares .............       (236,815)      (341,717)       (542,527)      (1,053,646)        (967,681)     (2,059,561)
       Class B Shares .............             --             --          (3,734)         (28,497)            (353)         (5,440)
       Class C Shares .............        (95,386)       (98,550)       (133,764)        (208,572)        (260,237)       (419,488)
   Capital Gains:
       Fiduciary Shares ...........             --             --      (6,824,662)      (2,773,259)              --              --
       Class A Shares .............             --             --        (682,404)        (256,107)              --              --
       Class B Shares .............             --             --          (6,043)         (10,059)              --              --
       Class C Shares .............             --             --        (215,416)         (57,758)              --              --
                                     -------------   ------------   -------------   --------------   --------------   -------------
         Total Dividends and
           Distributions ..........       (340,851)      (445,253)    (14,238,067)     (16,872,360)      (2,930,628)     (5,722,725)
                                     -------------   ------------   -------------   --------------   --------------   -------------
   Net Increase (Decrease) in Net
     Assets From:
      Share Transactions (2) ......     12,055,420      2,857,620      11,594,855        7,382,882       16,226,330      22,100,554
                                     -------------   ------------   -------------   --------------   --------------   -------------
         Total Increase (Decrease)
           in Net Assets ..........     11,667,076      8,552,335      10,479,012        9,913,056       24,667,927      20,568,691
                                     -------------   ------------   -------------   --------------   --------------   -------------
Net Assets:
   Beginning of Period ............     51,800,151     43,247,816     374,691,521      364,778,465      224,582,006     204,013,315
                                     -------------   ------------   -------------   --------------   --------------   -------------
   End of Period ..................  $  63,467,227   $ 51,800,151   $ 385,170,533   $  374,691,521   $  249,249,933   $ 224,582,006
                                     =============   ============   =============   ==============   ==============   =============
Undistributed Net Investment
   Income/(Accumulated Net
     Investment Loss) .............  $     146,176   $     54,908   $       8,060   $      229,716   $       13,637   $     113,140
                                     =============   ============   =============   ==============   ==============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The Fund began issuing Fiduciary Shares on August 3, 2010.

(2) For details on shares transaction by class, see statements of changes in net assets - capital stock activity on pages 150-159.

        The accompanying notes are an integral part of the financial statements.

134 HIGHMARK(R) FUNDS

                                         NATIONAL INTERMEDIATE               SHORT TERM BOND                   WISCONSIN
                                           TAX-FREE BOND FUND                     FUND                      TAX-EXEMPT FUND
                                     -----------------------------   -----------------------------   ------------------------------
                                       SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                         ENDED                           ENDED                          ENDED
                                       1/31/2012       YEAR ENDED      1/31/2012       YEAR ENDED      1/31/2012       YEAR ENDED
                                      (UNAUDITED)      7/31/2011      (UNAUDITED)      7/31/2011      (UNAUDITED)     7/31/2011(1)
                                     -----------------------------   -----------------------------   ------------------------------
Investment Activities:
   Net Investment Income (Loss) ...  $   1,414,696   $   2,972,472   $   1,297,509   $   2,615,279   $   2,415,681   $    5,318,948
   Net Realized Gain (Loss) on
     Investments, Affiliated Funds,
     Foreign Currency Transactions,
     Futures Contracts and Capital
     Gains Distributions
     Received .....................         13,814              75         202,336         399,316          64,201         (438,670)
   Change in Unrealized
     Appreciation (Depreciation)
     on Investments, Affiliated
     Funds, Foreign Currency
     Transactions and Futures
     Contracts ....................      3,177,097        (744,306)       (319,392)       (250,248)      6,632,699       (1,833,800)
                                     -------------   -------------   -------------   -------------   -------------   --------------
   Net Increase (Decrease) in Net
     Assets Resulting From
     Operations ...................      4,605,607       2,228,241       1,180,453       2,764,347       9,112,581        3,046,478
                                     -------------   -------------   -------------   -------------   -------------   --------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
       Fiduciary Shares ...........     (1,071,074)     (2,302,774)     (1,058,614)     (2,029,877)         (6,113)          (5,272)
       Class A Shares .............       (300,873)       (600,737)       (235,016)       (547,080)     (2,225,027)      (4,947,628)
       Class B Shares .............             --              --              --              --         (21,005)         (71,503)
       Class C Shares .............        (52,439)        (81,894)       (162,170)       (359,850)       (170,453)        (338,374)
   Capital Gains:
       Fiduciary Shares ...........             --         (11,297)             --              --              --             (158)
       Class A Shares .............             --          (3,232)             --              --              --         (166,152)
       Class B Shares .............             --              --              --              --              --           (3,169)
       Class C Shares .............             --            (490)             --              --              --          (12,982)
                                     -------------   -------------   -------------   -------------   -------------   --------------
         Total Dividends and
           Distributions ..........     (1,425,074)     (3,000,424)     (1,455,800)     (2,936,807)     (2,422,598)      (5,545,238)
                                     -------------   -------------   -------------   -------------   -------------   --------------
   Net Increase (Decrease) in Net
     Assets From:
      Share Transactions (2) ......     (3,481,572)      2,691,721       6,489,807      21,609,236       5,335,057      (13,843,312)
                                     -------------   -------------   -------------   -------------   -------------   --------------
         Total Increase (Decrease)
           in Net Assets ..........       (301,039)      1,919,538       6,214,460      21,436,776      12,025,040      (16,342,072)
                                     -------------   -------------   -------------   -------------   -------------   --------------
Net Assets:
   Beginning of Period ............    107,737,771     105,818,233     132,705,094     111,268,318     143,377,955      159,720,027
                                     -------------   -------------   -------------   -------------   -------------   --------------
   End of Period ..................  $ 107,436,732   $ 107,737,771   $ 138,919,554   $ 132,705,094   $ 155,402,995   $  143,377,955
                                     =============   =============   =============   =============   =============   ==============
Undistributed Net Investment
   Income/(Accumulated Net
   Investment Loss) ...............  $       1,921   $      12,299   $    (141,534)  $      16,757   $       6,908   $       13,825
                                     =============   =============   =============   =============   =============   ==============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 135

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY

                                               BALANCED FUND                                   COGNITIVE VALUE FUND
                              -----------------------------------------------  ----------------------------------------------------
                                    SIX MONTHS                                        SIX MONTHS
                                       ENDED                                            ENDED
                                     1/31/2012               YEAR ENDED                1/31/2012                  YEAR ENDED
                                    (UNAUDITED)              7/31/2011                (UNAUDITED)                 7/31/2011
                               SHARES      DOLLARS      SHARES     DOLLARS       SHARES       DOLLARS       SHARES       DOLLARS
                              -----------------------------------------------  ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares
       Issued ..............    117,377  $  1,586,500   174,457  $  2,406,987     270,225  $   2,842,082     275,045  $   3,060,849
     Reinvestment of
       Dividends and
       Distributions .......      7,839       104,172    21,931       299,089       3,314         34,435         983         10,639
     Cost of Shares
       Redeemed ............   (272,491)   (3,631,316) (282,838)   (3,856,590)   (162,442)    (1,719,298)    (72,900)      (805,243)
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
         Total Fiduciary
           Share
           Transactions ....   (147,275)   (1,940,644)  (86,450)   (1,150,514)    111,097      1,157,219     203,128      2,266,245
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
   Class A Shares:
     Proceeds from Shares
       Issued ..............     34,315       464,931    79,620     1,101,253      11,661        122,279      58,672        623,737
     Reinvestment of
       Dividends and
       Distributions .......      1,966        26,085     5,716        77,812         260          2,718         834          9,046
     Cost of Shares
       Redeemed ............    (63,205)     (842,264)  (80,459)   (1,098,427)    (39,048)      (411,571)    (45,806)      (492,114)
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
         Total Class A
           Share
           Transactions ....    (26,924)     (351,248)    4,877        80,638     (27,127)      (286,574)     13,700        140,669
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
   Class B Shares:
     Proceeds from Shares
       Issued ..............         --            59     1,390        19,259          --             --          --             --
     Reinvestment of
       Dividends and
       Distributions .......          6            80       222         3,002          --             --          --             --
     Cost of Shares
       Redeemed ............     (5,849)      (79,247)  (28,578)     (395,314)         --             --          --             --
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
         Total Class B
           Share
           Transactions ....     (5,843)      (79,108)  (26,966)     (373,053)         --             --          --             --
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
   Class C Shares:
     Proceeds from Shares
       Issued ..............      8,861       117,708    23,965       319,781       2,353         22,445      32,385        350,167
     Reinvestment of
       Dividends and
       Distributions .......         62           822       454         6,154          --             --         116          1,231
     Cost of Shares
       Redeemed ............     (9,483)     (125,139)   (3,536)      (48,276)    (15,942)      (157,110)    (38,890)      (414,758)
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
         Total Class C
           Share
           Transactions ....       (560)       (6,609)   20,883       277,659     (13,589)      (134,665)     (6,389)       (63,360)
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
   Class M Shares:
     Proceeds from Shares
       Issued ..............         --            --        --            --     292,154      2,974,540   1,057,545     10,575,434
     Reinvestment of
       Dividends ...........         --            --        --            --      61,733        641,409      84,977        919,625
     Cost of Shares
       Redeemed ............         --            --        --            --  (1,152,687)   (11,977,617) (1,018,124)   (11,125,117)
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
         Total Class M
           Share
           Transactions ....         --            --        --            --    (798,800)    (8,361,668)    124,398        369,942
                              ---------  ------------  --------  ------------  ----------  -------------  ----------  -------------
     Net Increase
       (Decrease) from
       Capital Stock
       Activity ............   (180,602) $ (2,377,609)  (87,656) $ (1,165,270)   (728,419) $  (7,625,688)    334,837  $   2,713,496
                              =========  ============  ========  ============  ==========  =============  ==========  =============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

136 HIGHMARK(R) FUNDS

                                                ENHANCED GROWTH FUND                               EQUITY INCOME FUND
                                ---------------------------------------------------  ----------------------------------------------
                                        SIX MONTHS                                        SIX MONTHS
                                           ENDED                                            ENDED
                                         1/31/2012                YEAR ENDED               1/31/2012               YEAR ENDED
                                        (UNAUDITED)                7/31/2011              (UNAUDITED)              7/31/2011
                                  SHARES        DOLLARS      SHARES      DOLLARS      SHARES      DOLLARS     SHARES     DOLLARS
                                ---------------------------------------------------  ----------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares
       Issued ................       76,288  $     775,805    169,363  $  1,844,966   350,023  $  3,194,698   620,012  $  5,645,421
     Reinvestment of Dividends
       and Distributions .....           --             --         --            --     9,943        87,707     9,680        89,163
     Cost of Shares
       Redeemed ..............      (78,495)      (838,960)  (174,741)   (1,840,560) (116,206)   (1,045,579)  (30,039)     (273,584)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
         Total Fiduciary Share
           Transactions ......       (2,207)       (63,155)    (5,378)        4,406   243,760     2,236,826   599,653     5,461,000
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
   Class A Shares:
     Proceeds from Shares
       Issued ................       44,127        459,589    130,470     1,430,829   197,895     1,735,748   113,305     1,038,229
     Reinvestment of Dividends
       and Distributions .....           --             --         --            --    11,573       101,656    30,663       269,203
     Cost of Shares
       Redeemed ..............      (55,721)      (573,643)  (202,217)   (2,058,081) (124,548)   (1,118,583) (400,198)   (3,486,854)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
         Total Class A Share
           Transactions ......      (11,594)      (114,054)   (71,747)     (627,252)   84,920       718,821  (256,230)   (2,179,422)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
   Class B Shares:
     Proceeds from Shares
       Issued ................           --             --         --            --     5,237        45,288       447         3,842
     Reinvestment of Dividends
       and Distributions .....           --             --         --            --     1,478        13,035     4,537        39,939
     Cost of Shares
       Redeemed ..............           --             --         --            --   (26,679)     (238,674)  (63,428)     (568,898)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
         Total Class B Share
           Transactions ......           --             --         --            --   (19,964)     (180,351)  (58,444)     (525,117)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
   Class C Shares:
     Proceeds from Shares
       Issued ................           16            144     13,856       151,321    30,682       274,202    32,010       294,463
     Reinvestment of Dividends
       and Distributions .....           --             --         --            --     2,322        20,298     5,698        49,855
     Cost of Shares
       Redeemed ..............       (7,780)       (74,576)    (8,677)      (94,826)  (19,061)     (174,097)  (51,059)     (446,272)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
         Total Class C Share
           Transactions ......       (7,764)       (74,432)     5,179        56,495    13,943       120,403   (13,351)     (101,954)
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
   Class M Shares:
     Proceeds from Shares
       Issued ................      286,521      2,969,724  1,468,918    14,555,580        --            --        --            --
     Reinvestment of
       Dividends .............           --             --         --            --        --            --        --            --
     Cost of Shares
       Redeemed ..............   (1,241,938)   (13,127,363)  (777,133)   (8,449,262)       --            --        --            --
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
         Total Class M Share
           Transactions ......     (955,417)   (10,157,639)   691,785     6,106,318        --            --        --            --
                                -----------  -------------  ---------  ------------  --------  ------------  --------  ------------
     Net Increase (Decrease)
       from Capital Stock
       Activity ..............     (976,982) $ (10,409,280)   619,839  $  5,539,967   322,659  $  2,895,699   271,628  $  2,654,507
                                ===========  =============  =========  ============  ========  ============  ========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 137

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY

                                                              GENEVA MID CAP GROWTH FUND
                                              ----------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED
                                                        1/31/2012                    YEAR ENDED
                                                       (UNAUDITED)                   7/31/2011
                                                SHARES         DOLLARS        SHARES         DOLLARS
                                              ----------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ..........     4,572,204   $ 101,369,969     9,147,106   $  210,427,421
     Subscriptions from Reorganizations
       Fiduciary Class (Note 8) ...........            --              --            --               --
     Reinvestment of Dividends and
       Distributions ......................       178,713       4,094,335         2,022           44,653
     Cost of Shares Redeemed ..............    (1,181,489)    (25,691,336)     (798,702)     (18,347,466)
                                              -----------   -------------   -----------   --------------
         Total Fiduciary Share
           Transactions ...................     3,569,428      79,772,968     8,350,426      192,124,608
                                              -----------   -------------   -----------   --------------
   Class A Shares:
     Proceeds from Shares Issued ..........     3,149,989      69,965,462     3,740,041       82,372,045
     Subscriptions from Reorganizations
       Class A (Note 8) ...................            --              --            --               --
     Reinvestment of Dividends and
       Distributions ......................       166,619       3,788,913        11,340          249,371
     Cost of Shares Redeemed ..............    (1,619,857)    (35,822,942)   (4,997,597)    (110,875,703)
                                              -----------   -------------   -----------   --------------
         Total Class A Share
           Transactions ...................     1,696,751      37,931,433    (1,246,216)     (28,254,287)
                                              -----------   -------------   -----------   --------------
   Class B Shares:
     Proceeds from Shares Issued ..........         1,205          24,684         6,269          130,443
     Reinvestment of Dividends and
       Distributions ......................         4,122          85,131           358            7,211
     Cost of Shares Redeemed ..............       (50,777)       (994,549)     (114,894)      (2,240,830)
                                              -----------   -------------   -----------   --------------
         Total Class B Share
           Transactions ...................       (45,450)       (884,734)     (108,267)      (2,103,176)
                                              -----------   -------------   -----------   --------------
   Class C Shares:
     Proceeds from Shares Issued ..........       630,912      12,978,855       560,886       11,614,224
     Subscriptions from Reorganizations
       Class C (Note 8) ...................            --              --            --               --
     Reinvestment of Dividends and
       Distributions ......................        34,877         728,923         1,588           32,328
     Cost of Shares Redeemed ..............      (110,493)     (2,235,351)     (143,411)      (2,845,899)
                                              -----------   -------------   -----------   --------------
         Total Class C Share
           Transactions ...................       555,296      11,472,427       419,063        8,800,653
                                              -----------   -------------   -----------   --------------
   Class M Shares:
     Proceeds from Shares Issued ..........            --              --            --               --
     Reinvestment of Dividends ............            --              --            --               --
     Cost of Shares Redeemed ..............            --              --            --               --
                                              -----------   -------------   -----------   --------------
         Total Class M Share
           Transactions ...................            --              --            --               --
                                              -----------   -------------   -----------   --------------
     Net Increase (Decrease) from
       Capital Stock Activity .............     5,776,025   $ 128,292,094     7,415,006   $  170,567,798
                                              ===========   =============   ===========   ==============

                                                           GENEVA SMALL CAP GROWTH FUND
                                                ---------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED
                                                        1/31/2012                 YEAR ENDED
                                                       (UNAUDITED)                 7/31/2011
                                                 SHARES       DOLLARS       SHARES       DOLLARS
                                                ---------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ............     257,012   $  7,589,322    209,987   $   6,295,748
     Subscriptions from Reorganizations
       Fiduciary Class (Note 8) .............          --             --         --              --
     Reinvestment of Dividends and
       Distributions ........................      14,118        426,935      7,629         229,808
     Cost of Shares Redeemed ................     (56,920)    (1,628,455)   (71,317)     (2,238,124)
                                                ---------   ------------   --------   -------------
         Total Fiduciary Share
           Transactions .....................     214,210      6,387,802    146,299       4,287,432
                                                ---------   ------------   --------   -------------
   Class A Shares:
     Proceeds from Shares Issued ............      37,262      1,073,912    173,388       5,373,313
     Subscriptions from Reorganizations
       Class A (Note 8) .....................          --             --         --              --
     Reinvestment of Dividends and
       Distributions ........................       8,796        264,220      5,285         158,544
     Cost of Shares Redeemed ................     (47,561)    (1,401,402)   (19,142)       (593,879)
                                                ---------   ------------   --------   -------------
         Total Class A Share
           Transactions .....................      (1,503)       (63,270)   159,531       4,937,978
                                                ---------   ------------   --------   -------------
   Class B Shares:
     Proceeds from Shares Issued ............          --             --         --              --
     Reinvestment of Dividends and
       Distributions ........................          --             --         --              --
     Cost of Shares Redeemed ................          --             --         --              --
                                                ---------   ------------   --------   -------------
         Total Class B Share
           Transactions .....................          --             --         --              --
                                                ---------   ------------   --------   -------------
   Class C Shares:
     Proceeds from Shares Issued ............      29,320        843,469     63,155       1,953,328
     Subscriptions from Reorganizations
       Class C (Note 8) .....................          --             --         --              --
     Reinvestment of Dividends and
       Distributions ........................       2,625         77,680        465          13,819
     Cost of Shares Redeemed ................     (10,937)      (310,108)    (4,367)       (135,113)
                                                ---------   ------------   --------   -------------
         Total Class C Share
           Transactions .....................      21,008        611,041     59,253       1,832,034
                                                ---------   ------------   --------   -------------
   Class M Shares:
     Proceeds from Shares Issued ............          --             --         --              --
     Reinvestment of Dividends ..............          --             --         --              --
     Cost of Shares Redeemed ................          --             --         --              --
                                                ---------   ------------   --------   -------------
         Total Class M Share
           Transactions .....................          --             --         --              --
                                                ---------   ------------   --------   -------------
     Net Increase (Decrease) from
       Capital Stock Activity ...............     233,715   $  6,935,573    365,083   $  11,057,444
                                                =========   ============   ========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

138 HIGHMARK(R) FUNDS

                                                           INTERNATIONAL OPPORTUNITIES FUND
                                               ---------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED
                                                        1/31/2012                     YEAR ENDED
                                                       (UNAUDITED)                    7/31/2011
                                                  SHARES        DOLLARS        SHARES         DOLLARS
                                               ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ...........     1,352,992   $   8,474,943     2,921,932   $  21,283,106
     Subscriptions from Reorganizations
       Fiduciary Class (Note 8) ............            --              --            --              --
     Reinvestment of Dividends and
       Distributions .......................       184,054       1,041,747       107,779         758,762
     Cost of Shares Redeemed ...............    (2,267,809)    (13,937,004)   (3,062,608)    (22,011,828)
                                               -----------   -------------   -----------   -------------
         Total Fiduciary Share
           Transactions ....................      (730,763)     (4,420,314)      (32,897)         30,040
                                               -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ...........        65,822         400,394       217,725       1,543,650
     Subscriptions from Reorganizations
       Class A (Note 8) ....................            --              --            --              --
     Reinvestment of Dividends and
       Distributions .......................        15,497          88,021        14,522         102,237
     Cost of Shares Redeemed ...............      (142,318)       (878,888)     (611,967)     (4,396,489)
                                               -----------   -------------   -----------   -------------
         Total Class A Share
           Transactions ....................       (60,999)       (390,473)     (379,720)     (2,750,602)
                                               -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ...........            --              --            --              --
     Reinvestment of Dividends and
       Distributions .......................            --              --            --              --
     Cost of Shares Redeemed ...............            --              --            --              --
                                               -----------   -------------   -----------   -------------
         Total Class B Share
           Transactions ....................            --              --            --              --
                                               -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ...........         2,521          15,463        48,871         339,457
     Subscriptions from Reorganizations
       Class C (Note 8) ....................            --              --            --              --
     Reinvestment of Dividends and
       Distributions .......................         3,834          21,698         3,296          23,042
     Cost of Shares Redeemed ...............       (95,538)       (568,466)      (57,186)       (409,953)
                                               -----------   -------------   -----------   -------------
         Total Class C Share
           Transactions ....................       (89,183)       (531,305)       (5,019)        (47,454)
                                               -----------   -------------   -----------   -------------
   Class M Shares:
     Proceeds from Shares Issued ...........       505,586       3,085,354     1,331,063       9,688,116
     Reinvestment of Dividends .............       545,684       3,088,570       325,121       2,288,850
     Cost of Shares Redeemed ...............    (1,322,276)     (8,246,765)   (2,492,008)    (17,790,499)
                                               -----------   -------------   -----------   -------------
         Total Class M Share
           Transactions ....................      (271,006)     (2,072,841)     (835,824)     (5,813,533)
                                               -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital
       Stock Activity ......................    (1,151,951)  $  (7,414,933)   (1,253,460)  $  (8,581,549)
                                               ===========   =============   ===========   =============

                                                               LARGE CAP CORE EQUITY FUND
                                               ---------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED
                                                        1/31/2012                    YEAR ENDED
                                                       (UNAUDITED)                    7/31/2011
                                                  SHARES        DOLLARS         SHARES       DOLLARS
                                               ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ...........       267,857   $   2,136,286       764,345   $   6,325,393
     Subscriptions from Reorganizations
       Fiduciary Class (Note 8) ............     1,836,177      15,503,279            --              --
     Reinvestment of Dividends and
       Distributions .......................        14,506         112,925        33,012         267,792
     Cost of Shares Redeemed ...............    (1,237,774)    (10,032,512)   (2,186,481)    (18,173,729)
                                               -----------   -------------   -----------   -------------
         Total Fiduciary Share
           Transactions ....................       880,766       7,719,978    (1,389,124)    (11,580,544)
                                               -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ...........        24,404         200,403        72,209         611,978
     Subscriptions from Reorganizations
       Class A (Note 8) ....................         4,544          38,269            --              --
     Reinvestment of Dividends and
       Distributions .......................         1,433          11,081         2,842          23,172
     Cost of Shares Redeemed ...............       (26,071)       (211,255)      (83,095)       (683,839)
                                               -----------   -------------   -----------   -------------
         Total Class A Share
           Transactions ....................         4,310          38,498        (8,044)        (48,689)
                                               -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ...........            --              --         5,376          44,031
     Reinvestment of Dividends and
       Distributions .......................             6              45            78             621
     Cost of Shares Redeemed ...............        (9,572)        (76,725)      (59,059)       (490,364)
                                               -----------   -------------   -----------   -------------
         Total Class B Share
           Transactions ....................        (9,566)        (76,680)      (53,605)       (445,712)
                                               -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ...........        65,683         533,249        21,758         167,546
     Subscriptions from Reorganizations
       Class C (Note 8) ....................         3,269          26,758            --              --
     Reinvestment of Dividends and
       Distributions .......................           101             757           114             918
     Cost of Shares Redeemed ...............       (16,677)       (125,038)       (7,026)        (54,797)
                                               -----------   -------------   -----------   -------------
         Total Class C Share
           Transactions ....................        52,376         435,726        14,846         113,667
                                               -----------   -------------   -----------   -------------
  Class M Shares:
     Proceeds from Shares Issued ...........            --              --            --              --
     Reinvestment of Dividends .............            --              --            --              --
     Cost of Shares Redeemed ...............            --              --            --              --
                                               -----------   -------------   -----------   -------------
         Total Class M Share
           Transactions ....................            --              --            --              --
                                               -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital
       Stock Activity ......................       927,886   $   8,117,522    (1,435,927)  $ (11,961,278)
                                               ===========   =============   ===========   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 139

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY

                                          LARGE CAP GROWTH FUND                               LARGE CAP VALUE FUND
                                -----------------------------------------------  ---------------------------------------------------
                                      SIX MONTHS                                        SIX MONTHS
                                        ENDED                                             ENDED
                                      1/31/2012                YEAR ENDED                1/31/2012                YEAR ENDED
                                     (UNAUDITED)               7/31/2011                (UNAUDITED)                7/31/2011
                                 SHARES     DOLLARS      SHARES       DOLLARS      SHARES      DOLLARS      SHARES        DOLLARS
                                -----------------------------------------------  ---------------------------------------------------
Share Transactions:
  Fiduciary Shares:
     Proceeds from Shares
       Issued .................  505,240  $ 4,876,635     977,734  $  9,511,489     465,380  $  4,731,951   1,273,932  $ 14,431,261
     Subscriptions from
        Reorganizations
        Fiduciary Class (Note
        8) ....................       --           --          --           --          --            --          --            --
     Reinvestment of Dividends
        and Distributions .....    4,957       47,937      44,280       446,785      26,781       266,329     117,118     1,297,976
     Cost of Shares Redeemed .. (863,153)  (8,396,061) (2,293,189)  (23,232,239) (2,832,018)  (29,314,401) (4,463,391)  (49,412,316)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
        Total Fiduciary Share
           Transactions ....... (352,956)  (3,471,489) (1,271,175)  (13,273,965) (2,339,857)  (24,316,121) (3,072,341)  (33,683,079)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
  Class A Shares:
     Proceeds from Shares
        Issued ................   98,010      941,390     209,610     2,085,029      44,046       450,172      79,396       914,077
     Subscriptions from
        Reorganizations Class
        A (Note 8) ............       --           --          --            --          --            --          --            --
     Reinvestment of Dividends
        and Distributions .....       --           --      14,810       146,913       9,064        90,986      32,997       366,743
     Cost of Shares Redeemed .. (175,378)  (1,671,671)   (882,030)   (8,436,350)   (157,235)   (1,608,937)   (524,678)   (5,958,855)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
        Total Class A Share
           Transactions .......  (77,368)    (730,281)   (657,610)   (6,204,408)   (104,125)   (1,067,779)   (412,285)   (4,678,035)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
  Class B Shares:
     Proceeds from Shares
        Issued ................    1,326       12,429         407         3,907       2,332        23,623         276         3,253
     Reinvestment of Dividends
        and Distributions .....       --           --          --            --          68           674       1,215        13,098
     Cost of Shares Redeemed ..  (90,505)    (809,801)   (189,171)   (1,749,901)    (27,615)     (277,427)    (59,998)     (671,018)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
        Total Class B Share
           Transactions .......  (89,179)    (797,372)   (188,764)   (1,745,994)    (25,215)     (253,130)    (58,507)     (654,667)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
  Class C Shares:
     Proceeds from Shares
        Issued ................    4,744       41,774      24,388       233,921       2,186        22,713       6,431        69,836
     Subscriptions from
        Reorganizations Class
        C (Note 8) ............       --           --          --            --          --            --          --            --
     Reinvestment of Dividends
        and Distributions .....       --           --       1,093        10,102         297         2,948       3,235        34,737
     Cost of Shares Redeemed ..  (12,167)    (106,700)   (125,833)   (1,116,214)    (18,000)     (179,487)   (136,344)   (1,491,461)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
        Total Class C Share
           Transactions .......   (7,423)     (64,926)   (100,352)     (872,191)    (15,517)     (153,826)   (126,678)   (1,386,888)
                                --------  -----------  ----------  ------------  ----------  ------------  ----------  ------------
     Net Increase (Decrease)
        from Capital Stock
        Activity .............. (526,926) $(5,064,068) (2,217,901) $(22,096,558) (2,484,714) $(25,790,856) (3,669,811) $(40,402,669)
                                ========  ===========  ==========  ============  ==========  ============  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $ 0.

        The accompanying notes are an integral part of the financial statements.

140 HIGHMARK(R) FUNDS

                                            NYSE ARCA TECH 100 INDEX FUND                          SMALL CAP CORE FUND
                                -----------------------------------------------  --------------------------------------------------
                                      SIX MONTHS                                        SIX MONTHS
                                        ENDED                                              ENDED
                                       1/31/2012               YEAR ENDED                 1/31/2012               YEAR ENDED
                                      (UNAUDITED)              7/31/2011                 (UNAUDITED)               7/31/2011
                                 SHARES     DOLLARS      SHARES       DOLLARS      SHARES       DOLLARS      SHARES      DOLLARS
                                -----------------------------------------------  --------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued ...............  143,085  $  4,343,979     221,631  $  6,946,480     280,309  $  4,748,978    264,971  $  4,880,502
      Subscriptions from
         Reorganizations
         Fiduciary Class
         (Note 8) .............       --            --          --            --   1,458,617    26,344,563         --            --
      Reinvestment of Dividends
         and Distributions ....       --            --          --            --          --            --         --            --
      Cost of Shares
         Redeemed .............  (30,994)     (961,553)    (48,071)   (1,569,230)   (575,330)  (10,108,376)  (473,170)   (8,581,732)
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
         Total Fiduciary Share
            Transactions ......  112,091     3,382,426     173,560     5,377,250   1,163,596    20,985,165   (208,199)   (3,701,230)
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
   Class A Shares:
      Proceeds from Shares
         Issued ...............  461,760    14,072,595   1,164,336    35,997,236      12,045       205,371     20,758       394,043
      Subscriptions from
         Reorganizations Class A
         (Note 8) .............       --            --          --            --     663,271    11,877,890         --            --
      Reinvestment of Dividends
         and Distributions ....       --            --          --            --          --            --         --            --
      Cost of Shares
         Redeemed ............. (968,690)  (29,324,317) (1,809,690)  (55,819,075)    (70,508)   (1,228,581)   (14,085)     (239,173)
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
         Total Class A Share
            Transactions ...... (506,930)  (15,251,722)   (645,354)  (19,821,839)    604,808    10,854,680      6,673       154,870
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
   Class B Shares:
      Proceeds from Shares
         Issued ...............       --            --       3,029        88,954          --            --         --            --
      Reinvestment of Dividends
         and Distributions ....       --            --          --            --          --            --         --            --
      Cost of Shares
         Redeemed .............  (69,162)   (1,878,808)   (182,041)   (5,008,569)         --            --         --            --
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
         Total Class B Share
            Transactions ......  (69,162)   (1,878,808)   (179,012)   (4,919,615)         --            --         --            --
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
   Class C Shares:
      Proceeds from Shares
         Issued ...............   10,258       292,642      36,553     1,045,906         225         3,768      7,353       133,337
      Subscriptions from
         Reorganizations Class C
         (Note 8) .............       --            --          --            --     232,398     4,059,148         --            --
      Reinvestment of Dividends
         and Distributions ....       --            --          --            --          --            --         --            --
      Cost of Shares
         Redeemed .............  (25,774)     (725,302)   (104,785)   (2,806,913)    (18,329)     (306,504)    (1,168)      (22,198)
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
         Total Class C Share
            Transactions ......  (15,516)     (432,660)    (68,232)   (1,761,007)    214,294     3,756,412      6,185       111,139
                                --------  ------------  ----------  ------------  ----------  ------------  ---------  ------------
      Net Increase (Decrease)
         from Capital Stock
         Activity ............. (479,517) $(14,180,764)   (719,038) $(21,125,211)  1,982,698  $ 35,596,257   (195,341) $ (3,435,221)
                                ========  ============  ==========  ============  ==========  ============  =========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 141

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY

                                                  VALUE MOMENTUM FUND                     TACTICAL CAPITAL GROWTH ALLOCATION FUND
                                  ---------------------------------------------------  ---------------------------------------------
                                          SIX MONTHS                                         SIX MONTHS
                                            ENDED                                              ENDED
                                          1/31/2012                 YEAR ENDED               1/31/2012              YEAR ENDED
                                         (UNAUDITED)                 7/31/2011              (UNAUDITED)             7/31/2011
                                    SHARES       DOLLARS       SHARES       DOLLARS     SHARES     DOLLARS     SHARES     DOLLARS
                                  ---------------------------------------------------  ---------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from
       Shares Issued ...........   1,010,141  $  14,777,632   2,267,702  $ 34,910,783     6,558  $   135,551     6,593  $   142,825
     Subscriptions from
       Reorganizations Fiduciary
       Class (Note 8) ..........          --             --          --            --    21,079      435,876        --           --
     Reinvestment of
       Dividends and
       Distributions ...........     723,902     10,469,196     258,336     3,903,824       223        4,379        76        1,522
     Cost of Shares Redeemed ...  (7,974,693)  (118,067,816) (4,663,578)  (71,093,569)   (2,156)     (41,899)   (7,134)    (140,759)
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
       Total Fiduciary
         Share Transactions ....  (6,240,650)   (92,820,988) (2,137,540)  (32,278,962)   25,704      533,907      (465)       3,588
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
   Class A Shares:
     Proceeds from
       Shares Issued ...........      54,510        794,318     143,154     2,205,404    48,201      945,197   251,627    5,263,068
     Subscriptions from
       Reorganizations
       Class A (Note 8) ........          --             --          --            --   152,650    3,154,388        --           --
     Reinvestment of
       Dividends and
       Distributions ...........     204,533      2,949,656      82,262     1,236,042     8,687      169,627     9,003      183,924
     Cost of Shares Redeemed ...    (306,607)    (4,463,158) (1,092,462)  (16,480,347) (147,712)  (2,901,409) (331,912)  (6,838,965)
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
       Total Class A
         Share Transactions ....     (47,564)      (719,184)   (867,046)  (13,038,901)   61,826    1,367,803   (71,282)  (1,391,973)
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
   Class B Shares:
     Proceeds from
       Shares Issued ...........           3            226         527         8,020        --           --        --           --
     Reinvestment of
       Dividends and
       Distributions ...........       4,895         69,076       2,627        38,127        --           --        --           --
     Cost of Shares Redeemed ...     (49,266)      (700,480)   (120,433)   (1,814,414)       --           --        --           --
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
       Total Class B
         Share Transactions ....     (44,368)      (631,178)   (117,279)   (1,768,267)       --           --        --           --
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
   Class C Shares:
     Proceeds from
       Shares Issued ...........       3,190         45,600      11,760       179,954    44,603      878,070   132,589    2,737,277
     Subscriptions from
       Reorganizations
       Class C (Note 8) ........          --             --          --            --   270,025    5,520,422        --           --
     Reinvestment of
       Dividends and
       Distributions ...........       7,007         98,450       2,297        33,441     1,795       34,944       246        5,097
     Cost of Shares Redeemed ...     (20,016)      (282,512)    (45,991)     (677,374) (135,255)  (2,656,582) (174,017)  (3,558,043)
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
       Total Class C
         Share Transactions ....      (9,819)      (138,462)    (31,934)     (463,979)  181,168    3,776,854   (41,182)    (815,669)
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
   Class U Shares:
     Proceeds From
       Shares Issued ...........   6,550,606     97,287,051          --            --        --           --        --           --
     Cost of Shares Redeemed ...     (89,527)    (1,353,597)         --            --        --           --        --           --
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
       Total Class U
         Share Transactions ....   6,461,079     95,933,454          --            --        --           --        --           --
                                  ----------  -------------  ----------  ------------  --------  -----------  --------  -----------
     Net Increase (Decrease)
       from Capital Stock
       Activity ................     118,678  $   1,623,642  (3,153,799) $(47,550,109)  268,698  $ 5,678,564  (112,929) $(2,204,054)
                                  ==========  =============  ==========  ============  ========  ===========  ========  ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

142 HIGHMARK(R) FUNDS

                                      TACTICAL GROWTH & INCOME ALLOCATION FUND                         BOND FUND
                                  -----------------------------------------------  -------------------------------------------------
                                         SIX MONTHS                                      SIX MONTHS
                                           ENDED                                            ENDED
                                         1/31/2012               YEAR ENDED               1/31/2012               YEAR ENDED
                                        (UNAUDITED)               7/31/2011              (UNAUDITED)               7/31/2011
                                    SHARES      DOLLARS      SHARES     DOLLARS      SHARES     DOLLARS      SHARES       DOLLARS
                                  -----------------------------------------------  -------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from
       Shares Issued ...........      18,849  $   388,155     44,224  $   970,704  2,487,945  $28,393,911   5,158,803  $ 58,522,672
     Subscriptions from
       Reorganizations Fiduciary
       Class (Note 8) ..........      17,234      365,388         --           --         --           --          --            --
     Reinvestment of
       Dividends and
       Distributions ...........         426        8,623        232        4,986    852,680    9,622,924     875,197     9,885,466
     Cost of Shares Redeemed ...     (34,811)    (692,273)    (3,642)     (73,705)(3,483,506) (39,842,160) (5,631,964)  (63,951,496)
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
       Total Fiduciary
         Share Transactions ....       1,698       69,893     40,814      901,985   (142,881)  (1,825,325)    402,036     4,456,642
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
   Class A Shares:
     Proceeds from
       Shares Issued ...........     127,635    2,525,327    360,708    7,725,982  1,067,368   11,913,867     802,116     8,984,591
     Subscriptions from
       Reorganizations
       Class A (Note 8) ........     362,848    7,665,765         --           --       --            --           --            --
     Reinvestment of
       Dividends and
       Distributions ...........      10,129      204,729     14,438      302,979     86,613      961,586      85,104       946,795
     Cost of Shares Redeemed ...    (202,397)  (4,094,412)  (333,709)  (7,039,957)  (245,726)  (2,760,338)   (858,564)   (9,566,185)
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
       Total Class A
         Share Transactions ....     298,215    6,301,409     41,437      989,004    908,255   10,115,115      28,656       365,201
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
   Class B Shares:
     Proceeds from
       Shares Issued ...........          --           --         --           --      5,991       67,451       7,967        89,327
     Reinvestment of
       Dividends and
       Distributions ...........          --           --         --           --        743        8,221       2,936        32,495
     Cost of Shares Redeemed ...          --           --         --           --    (17,708)    (196,665)   (102,344)   (1,138,194)
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
       Total Class B
         Share Transactions ....          --           --         --           --    (10,974)    (120,993)    (91,441)   (1,016,372)
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
   Class C Shares:
     Proceeds from
       Shares Issued ...........      57,452    1,142,278    214,856    4,531,850    368,141    4,113,264     469,376     5,233,750
     Subscriptions from
       Reorganizations
       Class C (Note 8) ........     387,105    8,131,971         --           --         --           --          --            --
     Reinvestment of
       Dividends and
       Distributions ...........       4,353       87,800      4,390       91,216     20,880      230,428      17,519       193,808
     Cost of Shares Redeemed ...    (181,348)  (3,677,931)  (174,572)  (3,656,435)   (82,354)    (917,634)   (167,258)   (1,850,147)
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
       Total Class C
         Share Transactions ....     267,562    5,684,118     44,674      966,631    306,667    3,426,058     319,637     3,577,411
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
   Class U Shares:
     Proceeds From
       Shares Issued ...........          --           --         --           --         --           --          --            --
     Cost of Shares Redeemed ...          --           --         --           --         --           --          --            --
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
       Total Class U
         Share Transactions ....          --           --         --           --         --           --          --            --
                                  ----------  -----------  ---------  -----------  ---------  -----------  ----------  ------------
     Net Increase (Decrease)
       from Capital Stock
       Activity ................     567,475  $12,055,420    126,925  $ 2,857,620  1,061,067  $11,594,855     658,888  $  7,382,882
                                  ==========  ===========  =========  ===========  =========  ===========  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 143

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY

                                    CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND          NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                                --------------------------------------------------  ------------------------------------------------
                                       SIX MONTHS                                       SIX MONTHS
                                          ENDED                                           ENDED
                                        1/31/2012                YEAR ENDED              1/31/2012                YEAR ENDED
                                       (UNAUDITED)                7/31/2011             (UNAUDITED)                7/31/2011
                                  SHARES      DOLLARS       SHARES       DOLLARS     SHARES     DOLLARS      SHARES       DOLLARS
                                --------------------------------------------------  ------------------------------------------------
Share Transactions:
  Fiduciary Shares: (1)
    Proceeds from
      Shares Issued ..........   1,759,079  $ 18,223,624   4,254,632  $ 43,276,898   444,015  $ 5,129,722   1,541,839  $ 17,607,549
    Reinvestment of
      Dividends and
      Distributions ..........      58,074       600,991     102,781     1,038,597    18,207      210,784      41,971       476,263
    Cost of Shares Redeemed ..  (1,189,970)  (12,341,468) (3,207,975)  (32,429,167) (867,692) (10,034,462) (1,656,828)  (18,753,751)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Fiduciary
        Share Transactions ...     627,183     6,483,147   1,149,438    11,886,328  (405,470)  (4,693,956)    (73,018)     (669,939)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class A Shares:
    Proceeds from
      Shares Issued ..........   1,818,403    18,745,501   4,953,242    49,999,762   289,724    3,363,509   1,183,836    13,475,764
    Reinvestment of
      Dividends and
      Distributions ..........      58,377       601,273     134,368     1,352,065    15,327      177,392      28,243       320,793
    Cost of Shares Redeemed ..  (1,610,030)  (16,533,347) (4,864,450)  (48,690,431) (406,024)  (4,716,666) (1,085,272)  (12,249,809)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Class A
        Share Transactions ...     266,750     2,813,427     223,160     2,661,396  (100,973)  (1,175,765)    126,807     1,546,748
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class B Shares:
    Proceeds from
      Shares Issued ..........          --            --          12           122        --           --          --            --
    Reinvestment of
      Dividends and
      Distributions ..........          34           353         449         4,523        --           --          --            --
    Cost of Shares Redeemed ..      (9,305)      (96,323)    (53,577)     (542,096)       --           --          --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Class B
        Share Transactions ...      (9,271)      (95,970)    (53,116)     (537,451)       --           --          --            --
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class C Shares:
    Proceeds from
      Shares Issued ..........     878,858     9,041,185   1,286,266    13,020,136   261,113    3,032,103     232,773     2,662,240
    Reinvestment of
      Dividends and
      Distributions ..........      18,015       184,935      29,598       296,522     2,787       32,314       4,172        47,354
    Cost of Shares Redeemed ..    (214,183)   (2,200,394)   (522,817)   (5,226,377)  (58,271)    (676,268)    (78,750)     (894,682)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Class C
        Share Transactions ...     682,690     7,025,726     793,047     8,090,281   205,629    2,388,149     158,195     1,814,912
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
    Net Increase (Decrease)
      from Capital Stock
      Activity ...............   1,567,352  $ 16,226,330   2,112,529  $ 22,100,554  (300,814) $(3,481,572)    211,984  $  2,691,721
                                ==========  ============  ==========  ============  ========  ===========  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Wisconsin Tax-Exempt Fund began issuing Fiduciary Shares on August 3,
      2010.

        The accompanying notes are an integral part of the financial statements.

144 HIGHMARK(R) FUNDS

                                                SHORT TERM BOND FUND                            WISCONSIN TAX-EXEMPT FUND
                                 --------------------------------------------------  -----------------------------------------------
                                        SIX MONTHS                                         SIX MONTHS
                                           ENDED                                             ENDED
                                         1/31/2012                YEAR ENDED               1/31/2012               YEAR ENDED
                                        (UNAUDITED)                7/31/2011              (UNAUDITED)             7/31/2011(1)
                                   SHARES      DOLLARS       SHARES       DOLLARS     SHARES     DOLLARS      SHARES       DOLLARS
                                 --------------------------------------------------  -----------------------------------------------
Share Transactions:
  Fiduciary Shares: (1)
    Proceeds from
      Shares Issued ..........   2,792,849  $ 28,052,342   4,176,814  $ 42,189,118    16,535  $   175,955      28,157  $    295,583
    Reinvestment of
      Dividends and
        Distributions ........      55,253       553,730     124,196     1,252,459       398        4,217         212         2,190
    Cost of Shares Redeemed ..  (2,142,222)  (21,511,586) (2,673,363)  (26,971,606)   (3,639)     (38,342)     (1,211)      (12,075)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Fiduciary
        Share Transactions ...     705,880     7,094,486   1,627,647    16,469,971    13,294      141,830      27,158       285,698
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class A Shares:
    Proceeds from
      Shares Issued ..........     888,613     8,906,471   1,734,488    17,495,454   735,173    7,759,728     881,822     9,177,740
    Reinvestment of
      Dividends and
      Distributions ..........      18,817       188,370      39,008       392,879   151,732    1,605,897     350,375     3,611,323
    Cost of Shares Redeemed ..    (999,049)  (10,019,505) (1,595,156)  (16,090,113) (527,601)  (5,569,350) (2,625,569)  (27,023,594)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Class A
        Share Transactions ...     (91,619)     (924,664)    178,340     1,798,220   359,304    3,796,275  (1,393,372)  (14,234,531)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class B Shares:
    Proceeds from
      Shares Issued ..........          --            --          --            --        --           --       3,434        35,993
    Reinvestment of
      Dividends and
      Distributions ..........          --            --          --            --     1,021       10,796       3,499        36,031
    Cost of Shares Redeemed ..          --            --          --            --   (78,879)    (829,477)    (80,178)     (820,873)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Class B
        Share Transactions ...          --            --          --            --   (77,858)    (818,681)    (73,245)     (748,849)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
  Class C Shares:
    Proceeds from
      Shares Issued ..........     466,128     4,727,021   1,091,164    11,140,438   281,955    2,981,526     328,526     3,420,852
    Reinvestment of
      Dividends and
      Distributions ..........      11,344       114,914      24,988       254,743    12,544      132,644      24,648       253,531
    Cost of Shares Redeemed ..    (445,868)   (4,521,950)   (790,260)   (8,054,136)  (85,456)    (898,537)   (274,258)   (2,820,013)
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
      Total Class C
        Share Transactions ...      31,604       319,985     325,892     3,341,045   209,043    2,215,633      78,916       854,370
                                ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
    Net Increase (Decrease)
      from Capital Stock
      Activity ...............     645,865  $  6,489,807   2,131,879  $ 21,609,236   503,783  $ 5,335,057  (1,360,543) $(13,843,312)
                                ==========  ============  ==========  ============  ========  ===========  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 145

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   ------------------------------                --------------------
                          NET
                         ASSET                      NET REALIZED                                            TOTAL
                         VALUE,         NET        AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING     INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD   INCOME(LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
   FIDUCIARY SHARES
   2012*                 $13.93        $0.089         $0.286          $0.375      $(0.085)    $    --      $(0.085)
   2011                   12.56         0.165          1.427           1.592       (0.222)         --       (0.222)
   2010                   11.31         0.223          1.197           1.420       (0.170)         --       (0.170)
   2009                   12.58         0.211         (1.273)~        (1.062)      (0.208)         --       (0.208)
   2008                   14.95         0.292         (1.141)         (0.849)      (0.285)     (1.236)      (1.521)
   2007                   14.06         0.296          1.300           1.596       (0.301)     (0.405)      (0.706)
   CLASS A SHARES
   2012*                 $13.90        $0.072         $0.283          $0.355      $(0.065)    $    --      $(0.065)
   2011                   12.53         0.131          1.430           1.561       (0.191)         --       (0.191)
   2010                   11.29         0.192          1.186           1.378       (0.138)         --       (0.138)
   2009                   12.56         0.185         (1.270)~        (1.085)      (0.185)         --       (0.185)
   2008                   14.92         0.256         (1.130)         (0.874)      (0.250)     (1.236)      (1.486)
   2007                   14.04         0.260          1.291           1.551       (0.266)     (0.405)      (0.671)
   CLASS B SHARES
   2012*                 $13.86        $0.032         $0.279          $0.311      $(0.011)    $    --      $(0.011)
   2011                   12.50         0.048          1.424           1.472       (0.112)         --       (0.112)
   2010                   11.25         0.118          1.188           1.306       (0.056)         --       (0.056)
   2009                   12.52         0.122         (1.267)~        (1.145)      (0.125)         --       (0.125)
   2008                   14.87         0.175         (1.123)         (0.948)      (0.166)     (1.236)      (1.402)
   2007                   14.00         0.170          1.282           1.452       (0.177)     (0.405)      (0.582)
   CLASS C SHARES
   2012*                 $13.81        $0.032         $0.286          $0.318      $(0.018)    $    --      $(0.018)
   2011                   12.46         0.049          1.418           1.467       (0.117)         --       (0.117)
   2010                   11.22         0.118          1.183           1.301       (0.061)         --       (0.061)
   2009                   12.49         0.121         (1.264)~        (1.143)      (0.127)         --       (0.127)
   2008                   14.85         0.171         (1.128)         (0.957)      (0.167)     (1.236)      (1.403)
   2007                   13.98         0.171          1.284           1.455       (0.180)     (0.405)      (0.585)
--------------------
COGNITIVE VALUE FUND
--------------------
   FIDUCIARY SHARES
   2012*                 $11.50        $0.031         $0.198          $0.229      $(0.099)    $    --      $(0.099)
   2011                    9.36         0.093          2.187           2.280       (0.140)         --       (0.140)
   2010                    7.87         0.058          1.503##         1.561       (0.071)         --       (0.071)
   2009                   10.23         0.082         (2.354)         (2.272)      (0.088)         --       (0.088)
   2008                   13.03         0.082         (1.405)         (1.323)      (0.097)     (1.380)      (1.477)
   2007                   13.03         0.078          1.475           1.553       (0.059)     (1.494)      (1.553)
   CLASS A SHARES
   2012*                 $11.51        $0.017         $0.192          $0.209      $(0.049)    $    --      $(0.049)
   2011                    9.37         0.065          2.194           2.259       (0.119)         --       (0.119)
   2010                    7.89         0.030          1.501##         1.531       (0.051)         --       (0.051)
   2009                   10.19         0.056         (2.341)         (2.285)      (0.015)         --       (0.015)
   2008                   12.97         0.041         (1.390)         (1.349)      (0.051)     (1.380)      (1.431)
   2007                   13.02         0.037          1.461           1.498       (0.054)     (1.494)      (1.548)
   CLASS C SHARES
   2012*                 $11.20       $(0.015)        $0.195          $0.180      $    --     $    --      $    --
   2011                    9.11        (0.001)         2.122           2.121       (0.031)         --       (0.031)
   2010                    7.68        (0.022)         1.473##         1.451       (0.021)         --       (0.021)
   2009                   10.04         0.008         (2.316)         (2.308)      (0.052)         --       (0.052)
   2008                   12.89        (0.029)        (1.380)         (1.409)      (0.061)     (1.380)      (1.441)
   2007                   12.98        (0.043)         1.447           1.404           --      (1.494)      (1.494)
   CLASS M SHARES
   2012*                 $11.51        $0.038         $0.192          $0.230      $(0.110)    $    --      $(0.110)
   2011                    9.37         0.108          2.182           2.290       (0.150)         --       (0.150)
   2010                    7.87         0.065          1.508##         1.573       (0.073)         --       (0.073)
   2009                   10.22         0.083         (2.345)         (2.262)      (0.088)         --       (0.088)
   2008                   13.02         0.084         (1.407)         (1.323)      (0.097)     (1.380)      (1.477)
   2007                   13.02         0.088          1.465           1.553       (0.059)     (1.494)      (1.553)

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE      RATIO OF
                                       NET                     NET                      NET ASSETS         NET
                                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                          FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
   FIDUCIARY SHARES
   2012*                   $--        $14.22       2.74%    $ 16,549       0.99%          1.62%           1.32%          27%
   2011                     --         13.93      12.72       18,267       0.99           1.54            1.21           50
   2010                     --         12.56      12.60       17,552       0.98           1.60            1.81           31
   2009                     --         11.31      (8.24)      16,799       0.97           1.56            2.01           48
   2008                     --         12.58      (6.52)      22,274       0.96           1.23            2.09           28
   2007                     --         14.95      11.47       33,427       0.94           1.12            1.99           23
   CLASS A SHARES
   2012*                   $--        $14.19       2.59%    $  6,092       1.24%          1.87%           1.07%          27%
   2011                     --         13.90      12.50        6,341       1.24           1.79            0.96           50
   2010                     --         12.53      12.24        5,657       1.23           1.85            1.56           31
   2009                     --         11.29      (8.46)       4,516       1.22           1.81            1.76           48
   2008                     --         12.56      (6.69)       5,829       1.21           1.48            1.84           28
   2007                     --         14.92      11.14        7,359       1.19           1.37            1.75           23
   CLASS B SHARES
   2012*                   $--        $14.16       2.25%    $     50       1.84%          2.37%           0.47%          27%
   2011                     --         13.86      11.80          130       1.84           2.29            0.36           50
   2010                     --         12.50      11.62          455       1.83           2.35            0.96           31
   2009                     --         11.25      (9.03)         544       1.82           2.31            1.16           48
   2008                     --         12.52      (7.21)       1,295       1.80           1.97            1.25           28
   2007                     --         14.87      10.44        2,277       1.79           1.87            1.15           23
   CLASS C SHARES
   2012*                   $--        $14.11       2.31%    $    864       1.84%          2.37%           0.47%          27%
   2011                     --         13.81      11.80          854       1.84           2.29            0.36           50
   2010                     --         12.46      11.61          510       1.83           2.35            0.96           31
   2009                     --         11.22      (9.03)         333       1.82           2.31            1.16           48
   2008                     --         12.49      (7.29)         373       1.81           1.98            1.24           28
   2007                     --         14.85      10.48          393       1.79           1.87            1.15           23
--------------------
COGNITIVE VALUE FUND
--------------------
   FIDUCIARY SHARES
   2012*                   $--#       $11.63       2.09%    $  6,424       1.19%          1.35%           0.60%         125%
   2011                     --#        11.50      24.32        5,075       1.21           1.33            0.86          216
   2010                     --#         9.36      20.06##      2,230       1.13           1.33            0.66          152
   2009                     --#         7.87     (22.10)       1,837       1.03           1.34            1.11          141
   2008                     --#        10.23     (10.97)       2,294       1.01           1.28            0.75          109
   2007                     --         13.03      11.97        2,270       0.94           1.23            0.58          103
   CLASS A SHARES
   2012*                   $--#       $11.67       1.87%    $    658       1.47%          1.60%           0.32%         125%
   2011                     --#        11.51      24.05          961       1.47           1.58            0.60          216
   2010                     --#         9.37      19.60##        655       1.45           1.58            0.34          152
   2009                     --#         7.89     (22.40)         333       1.40           1.59            0.74          141
   2008                     --#        10.19     (11.22)         509       1.41           1.53            0.35          109
   2007                     --         12.97      11.52        3,766       1.34           1.48            0.28          103
   CLASS C SHARES
   2012*                   $--#       $11.38       1.61%    $    422       2.07%          2.10%          (0.28)%        125%
   2011                     --#        11.20      23.30          568       2.07           2.08           (0.00)         216
   2010                     --#         9.11      18.92##        520       2.05           2.08           (0.26)         152
   2009                     --#         7.68     (22.92)         413       2.02           2.09            0.12          141
   2008                     --#        10.04     (11.81)          50       2.02           2.05           (0.27)         109
   2007                     --         12.89      10.79           31       1.97           2.01           (0.32)         103
   CLASS M SHARES
   2012*                   $--#       $11.63       2.11%    $ 79,565       1.07%          1.10%           0.72%         125%
   2011                     --#        11.51      24.54       87,921       1.07           1.08            1.00          216
   2010                     --#         9.37      20.08##     70,390       1.05           1.08            0.74          152
   2009                     --#         7.87     (22.02)      67,711       1.02           1.09            1.12          141
   2008                     --#        10.22     (10.98)      91,371       1.01           1.03            0.75          109
   2007                     --         13.02      11.98      103,295       0.94           0.97            0.65          103

        The accompanying notes are an integral part of the financial statements.

146 HIGHMARK(R) FUNDS

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   ------------------------------                --------------------
                          NET
                         ASSET                      NET REALIZED                                            TOTAL
                         VALUE,         NET        AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING     INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD   INCOME(LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
--------------------
ENHANCED GROWTH FUND
--------------------
   FIDUCIARY SHARES
   2012*                 $11.20       $(0.015)        $0.375          $0.360      $      --   $    --      $    --
   2011                    9.20        (0.027)         2.027           2.000             --        --           --
   2010                    8.07        (0.008)         1.151           1.143         (0.013)       --       (0.013)
   2009                    9.26         0.009         (1.199)         (1.190)            --        --           --
   2008 (1)                9.29        (0.022)        (0.008)         (0.030)            --        --           --
   CLASS A SHARES
   2012*                 $10.98       $(0.032)        $0.362          $0.330      $      --   $    --      $    --
   2011                    9.05        (0.064)         1.994           1.930             --        --           --
   2010                    7.96        (0.042)         1.133           1.091         (0.001)       --       (0.001)
   2009                    9.17        (0.018)        (1.192)         (1.210)            --        --           --
   2008                   10.17        (0.065)        (0.935)         (1.000)            --        --           --
   2007                    8.05        (0.075)         2.195           2.120             --        --           --
   CLASS C SHARES
   2012*                 $10.66       $(0.061)        $0.351          $0.290      $      --   $    --      $    --
   2011                    8.84        (0.126)         1.946           1.820             --        --           --
   2010                    7.82        (0.093)         1.113           1.020             --#       --           --#
   2009                    9.07        (0.059)        (1.191)         (1.250)            --        --           --
   2008                   10.12        (0.123)        (0.927)         (1.050)            --        --           --
   2007                    8.06        (0.133)         2.193           2.060             --        --           --
   CLASS M SHARES
   2012*                 $11.21       $(0.011)        $0.371          $0.360      $      --   $    --      $    --
   2011                    9.20        (0.022)         2.032           2.010             --        --           --
   2010                    8.07        (0.005)         1.150           1.145         (0.015)       --       (0.015)
   2009                    9.27         0.009         (1.209)         (1.200)            --        --           --
   2008                   10.24        (0.026)        (0.944)         (0.970)            --        --           --
   2007                    8.07        (0.035)         2.205           2.170             --        --           --
------------------
EQUITY INCOME FUND
------------------
   FIDUCIARY SHARES
   2012*                  $9.21       $ 0.115         $0.330          $0.445      $  (0.125)  $    --      $(0.125)
   2011                    7.88         0.284          1.331           1.615         (0.285)       --       (0.285)
   2010                    6.97         0.245          0.834           1.079         (0.169)       --       (0.169)
   2009 (2)                6.89         0.003          0.077           0.080             --        --           --
   CLASS A SHARES
   2012*                  $9.18       $ 0.103         $0.330          $0.433      $  (0.113)  $    --      $(0.113)
   2011                    7.89         0.248          1.314           1.562         (0.272)       --       (0.272)
   2010                    6.97         0.234          0.883           1.117         (0.197)       --       (0.197)
   2009 (3)                7.37         0.150         (0.386)         (0.236)        (0.164)       --       (0.164)++
   2008 (4)               12.01          0.30^         (4.31)          (4.01)         (0.28)    (0.35)       (0.63)
   2007 (4)               11.43          0.29^          0.85            1.14          (0.26)    (0.30)       (0.56)
   2006 (4)                9.77          0.29^          1.70            1.99          (0.27)    (0.06)       (0.33)

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE      RATIO OF
                                       NET                     NET                      NET ASSETS         NET
                                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                          FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
--------------------
ENHANCED GROWTH FUND
--------------------
   FIDUCIARY SHARES
   2012*                   $--        $11.56        3.22%   $   2,019       1.11%         1.36%           (0.27)%         6%
   2011                     --         11.20       21.74        1,980       1.09          1.33            (0.25)         16
   2010                     --          9.20       14.17        1,676       1.06          1.33            (0.09)         17
   2009                     --          8.07      (12.85)       1,996       1.00          1.31             0.13          24
   2008 (1)                 --          9.26       (9.57)       1,655       0.99**        1.26**          (0.27)**       21
   CLASS A SHARES
   2012*                   $--        $11.31        3.01%   $   1,903       1.45%         1.61%           (0.61)%         6%
   2011                     --         10.98       21.33        1,974       1.45          1.58            (0.61)         16
   2010                     --          9.05       13.71        2,277       1.43          1.58            (0.46)         17
   2009                     --          7.96      (13.20)         875       1.40          1.56            (0.26)         24
   2008                     --          9.17       (9.83)         654       1.38          1.51            (0.66)         21
   2007                     --         10.17       26.34          223       1.35          1.49            (0.77)         40
   CLASS C SHARES
   2012*                   $--        $10.95        2.72%   $     194       2.05%         2.11%           (1.21)%         6%
   2011                     --         10.66       20.59          272       2.05          2.08            (1.21)         16
   2010                     --          8.84       13.04          180       2.03          2.08            (1.06)         17
   2009                     --          7.82      (13.78)         122       2.00          2.06            (0.87)         24
   2008                     --          9.07      (10.38)         288       1.99          2.02            (1.27)         21
   2007                     --         10.12       25.56            6       1.89          1.92            (1.38)         40
   CLASS M SHARES
   2012*                   $--        $11.57        3.21%   $  77,942       1.05%         1.11%           (0.21)%         6%
   2011                     --         11.21       21.85       86,182       1.05          1.08            (0.21)         16
   2010                     --          9.20       14.04       64,408       1.03          1.08            (0.06)         17
   2009                     --          8.07      (12.84)      65,867       1.00          1.06             0.13          24
   2008                     --          9.27       (9.47)     122,424       0.98          1.01            (0.26)         21
   2007                     --         10.24       26.89      137,818       0.93          0.97            (0.37)         40
------------------
EQUITY INCOME FUND
------------------
   FIDUCIARY SHARES
   2012*                   $--         $9.53        4.95%   $   8,048       0.89%         1.69%            2.56%         35%
   2011                     --          9.21       20.68        5,532       0.90          1.75             3.04          78
   2010                     --          7.88       15.50            9       0.90          1.80             3.28          46
   2009 (2)                 --          6.97        1.16           76       0.90**^^      2.53**^^         3.43**        32
   CLASS A SHARES
   2012*                   $--         $9.50        4.83%   $  10,391       1.15%         1.94%            2.30%         35%
   2011                     --          9.18       19.98        9,259       1.15          2.00             2.79          78
   2010                     --          7.89       16.06        9,976       1.15          2.05             3.03          46
   2009 (3)                 --          6.97       (2.93)      11,793       1.16**^^      2.47**^^         3.17**        32
   2008 (4)                 --          7.37      (34.84)      13,298       1.15          1.68             2.95          83
   2007 (4)                 --         12.01       10.23       28,991       1.15          1.42             2.51          85
   2006 (4)                 --         11.43       20.75       18,437       1.15          1.74             2.83          38

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

~     INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

#     AMOUNT REPRESENTS LESS THAN $0.001.

## INCLUDES PAYMENT BY AFFILIATES OF $0.001 PER SHARE. THE EFFECTS OF SUCH PAYMENTS DID NOT AFFECT THE AMOUNT SHOWN AS TOTAL RETURN FOR THE PERIOD.

+ PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

++    INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES.

^     PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

^^ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

(1)   COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

(2)   COMMENCED OPERATIONS ON JULY 24, 2009.

(3) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED OCTOBER 31

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 147

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                               DIVIDENDS AND
                                                  INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                             ------------------------------                --------------------
                                    NET
                                   ASSET                      NET REALIZED                                            TOTAL
                                   VALUE,         NET        AND UNREALIZED      TOTAL         NET                    FROM
                                 BEGINNING     INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                 OF PERIOD   INCOME(LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------
   CLASS B SHARES
   2012*                           $ 9.21       $ 0.076         $0.329          $0.405      $(0.085)    $    --      $(0.085)
   2011                              7.91         0.195          1.321           1.516       (0.216)         --       (0.216)
   2010                              6.99         0.188          0.877           1.065       (0.145)         --       (0.145)
   2009 (1)                          7.35         0.116         (0.368)         (0.252)      (0.108)         --       (0.108)++
   2008 (2)                         11.95         (0.24)^        (4.33)          (4.09)       (0.16)      (0.35)       (0.51)
   2007 (2)                         11.38         (0.22)^         0.83            1.05        (0.20)      (0.28)       (0.48)
   2006 (2)                          9.74         (0.22)^         1.69            1.91        (0.21)      (0.06)       (0.27)
   CLASS C SHARES
   2012*                           $ 9.14       $ 0.075         $0.322          $0.397      $(0.087)    $    --      $(0.087)
   2011                              7.85         0.194          1.315           1.509       (0.219)         --       (0.219)
   2010                              6.94         0.187          0.868           1.055       (0.145)         --       (0.145)
   2009 (1)                          7.33         0.115         (0.379)         (0.264)      (0.126)         --       (0.126)++
   2008 (2)                         11.95         (0.21)^        (4.28)          (4.07)       (0.20)      (0.35)       (0.55)
   2007 (2)                         11.40         (0.22)^         0.82            1.04        (0.21)      (0.28)       (0.49)
   2006 (2)                          9.74         (0.21)^         1.71            1.92        (0.20)      (0.06)       (0.26)
--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------
   FIDUCIARY SHARES
   2012*                           $22.85       $(0.070)        $1.182          $1.112      $    --     $(0.452)     $(0.452)
   2011                             17.98        (0.151)         5.050           4.899           --      (0.029)      (0.029)
   2010                             15.04        (0.110)         3.050           2.940           --          --           --
   2009 (3)                         14.07        (0.006)         0.976           0.970           --          --           --
   CLASS A SHARES
   2012*                           $22.71       $(0.098)        $1.170          $1.072      $    --     $(0.452)     $(0.452)
   2011                             17.92        (0.200)         5.019           4.819           --      (0.029)      (0.029)
   2010                             15.03        (0.152)         3.042           2.890           --          --           --
   2009 (1)                         13.53        (0.103)         1.603           1.500           --          --           --
   2008 (2)                         21.80         (0.17)^        (6.94)          (7.11)          --       (1.16)       (1.16)
   2007 (2)                         18.37         (0.18)^         3.68            3.50           --       (0.07)       (0.07)
   2006 (2)                         16.57         (0.11)^         1.91            1.80           --          --           --
   CLASS B SHARES
   2012*                           $20.70       $(0.148)        $1.060          $0.912      $    --     $(0.452)     $(0.452)
   2011                             16.44        (0.299)         4.588           4.289           --      (0.029)      (0.029)
   2010                             13.87        (0.233)         2.803           2.570           --          --           --
   2009 (1)                         12.55        (0.158)         1.478           1.320           --          --           --
   2008 (2)                         20.45         (0.34)^        (6.40)          (6.74)          --       (1.16)       (1.16)
   2007 (2)                         17.37         (0.38)^         3.53            3.15           --       (0.07)       (0.07)
   2006 (2)                         15.79         (0.28)^         1.86            1.58           --          --           --
   CLASS C SHARES
   2012*                           $20.96       $(0.150)        $1.062          $0.912      $    --     $(0.452)     $(0.452)
   2011                             16.64        (0.307)         4.656           4.349           --      (0.029)      (0.029)
   2010                             14.04        (0.237)         2.837           2.600           --          --           --
   2009 (1)                         12.70        (0.160)         1.500           1.340           --          --           --
   2008 (2)                         20.69         (0.28)^        (6.55)          (6.83)          --       (1.16)       (1.16)
   2007 (2)                         17.57         (0.31)^         3.50            3.19           --       (0.07)       (0.07)
   2006 (2)                         15.97         (0.23)^         1.83            1.60           --          --           --
----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------
   FIDUCIARY SHARES
   2012*                           $31.04       $(0.152)        $0.929          $0.777      $    --     $(0.928)     $(0.928)
   2011                             24.45        (0.309)         7.926           7.617           --      (1.027)      (1.027)
   2010                             20.70        (0.204)         3.954           3.750           --          --           --
   2009 (4)                         20.00        (0.018)         0.718           0.700           --          --           --

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE      RATIO OF
                                       NET                     NET                      NET ASSETS         NET
                                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                          FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------
   CLASS B SHARES
   2012*                   $   --     $9.53          4.48%  $   1,437      1.75%          2.44%           1.70%          35%
   2011                        --      9.21         19.31       1,572      1.75           2.50            2.19           78
   2010                        --      7.91         15.25       1,813      1.75           2.55            2.43           46
   2009 (1)                    --      6.99         (3.24)      2,341      1.87**~        3.17**~         2.45**         32
   2008 (2)                    --      7.35        (35.44)      3,121      1.90           2.42            2.23           83
   2007 (2)                    --     11.95          9.41       8,590      1.90           2.16            1.87           85
   2006 (2)                    --     11.38         19.91       7,613      1.90           2.48            2.05           38
   CLASS C SHARES
   2012*                   $   --     $9.45          4.42%  $   2,648      1.75%          2.44%           1.70%          35%
   2011                        --      9.14         19.37       2,431      1.75           2.50            2.19           78
   2010                        --      7.85         15.22       2,194      1.75           2.55            2.43           46
   2009 (1)                    --      6.94         (3.39)      2,832      1.87**~        3.17**~         2.45**         32
   2008 (2)                    --      7.33        (35.38)      4,057      1.90           2.44            2.18           83
   2007 (2)                    --     11.95          9.39       7,171      1.90           2.16            1.81           85
   2006 (2)                    --     11.40         19.96       5,338      1.90           2.45            2.02           38
--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------
   FIDUCIARY SHARES
   2012*                   $   --     $23.51         4.92%  $ 305,801      1.13%          1.26%          (0.64)%          8%
   2011                        --      22.85        27.25     215,699      1.13           1.29           (0.67)          23
   2010                        --      17.98        19.55      19,588      1.11           1.32           (0.63)          26
   2009 (3)                    --      15.04         6.89       1,459      1.13**~        1.25**~        (0.50)**        24
   CLASS A SHARES
   2012*                   $   --     $23.33          4.77% $ 240,795      1.38%          1.51%          (0.89)%          8%
   2011                        --      22.71        26.82     195,872      1.38           1.54           (0.92)          23
   2010                        --      17.92        19.22     176,924      1.38           1.57           (0.90)          26
   2009 (1)                    --      15.03        11.16     148,670      1.70**~        1.72**~        (1.07)**        24
   2008 (2)                    --      13.53       (34.29)    132,592      1.38           1.38           (0.91)          22
   2007 (2)                    --      21.80        19.11     211,653      1.37           1.37           (0.90)          36
   2006 (2)                    --      18.37        10.86     184,239      1.36           1.36           (0.76)          22
   CLASS B SHARES
   2012*                   $   --     $21.16         4.41%  $   4,741      1.98%          2.01%          (1.49)%          8%
   2011                        --      20.70        26.15       5,579      1.98           2.04           (1.52)          23
   2010                        --      16.44        18.53       6,209      1.98           2.07           (1.50)          26
   2009 (1)                    --      13.87        10.52       7,420      2.42**~        2.42**~        (1.78)**        24
   2008 (2)                    --      12.55       (34.77)      8,143      2.13           2.13           (1.66)          22
   2007 (2)                    --      20.45        18.19      17,627      2.11           2.11           (1.65)          36
   2006 (2)                    --      17.37        10.01      23,823      2.11           2.11           (1.49)          22
   CLASS C SHARES
   2012*                   $   --     $21.42         4.41%  $  45,204      1.98%          2.01%          (1.49)%          8%
   2011                        --      20.96        26.14      32,580      1.98           2.04           (1.52)          23
   2010                        --      16.64        18.52      18,896      1.98           2.07           (1.50)          26
   2009 (1)                    --      14.04        10.55      14,708      2.42**~        2.42**~        (1.79)**        24
   2008 (2)                    --      12.70       (34.80)     14,433      2.13           2.13           (1.66)          22
   2007 (2)                    --      20.69        18.21      21,790      2.12           2.12           (1.65)          36
   2006 (2)                    --      17.57        10.02      18,953      2.11           2.11           (1.50)          22
----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------
   FIDUCIARY SHARES
   2012*                   $0.001     $30.89         2.57%  $  19,036      1.35%          1.87%          (1.03)%         19%
   2011                        --#     31.04        31.28      12,477      1.35           2.00           (1.03)          45
   2010                        --#     24.45        18.12       6,252      1.37           2.48           (0.89)          62
   2009 (4)                    --      20.70         3.50       1,598      1.37**         8.34**         (0.73)**         7

        The accompanying notes are an integral part of the financial statements.

148 HIGHMARK(R) FUNDS

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   ------------------------------                --------------------
                          NET
                         ASSET                      NET REALIZED                                            TOTAL
                         VALUE,         NET        AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING     INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD   INCOME(LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
----------------------------------------
GENEVA SMALL CAP GROWTH FUND (CONTINUED)
----------------------------------------
   CLASS A SHARES
   2012*                 $30.87       $(0.191)        $ 0.918         $ 0.727     $    --     $(0.928)     $(0.928
   2011                   24.39        (0.392)          7.899           7.507          --      (1.027)      (1.027)
   2010                   20.70        (0.264)          3.954           3.690          --          --           --
   2009 (4)               20.00        (0.025)          0.725           0.700          --          --           --
   CLASS C SHARES
   2012*                 $30.49       $(0.274)        $ 0.901         $ 0.627     $    --     $(0.928)     $(0.928)
   2011                   24.23        (0.580)          7.867           7.287          --      (1.027)      (1.027)
   2010                   20.69        (0.401)          3.941           3.540          --          --           --
   2009 (4)               20.00        (0.039)          0.729           0.690          --          --           --
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------
   FIDUCIARY SHARES
   2012*                 $ 7.46       $ 0.027         $(1.033)        $(1.006)    $(0.184)    $    --      $(0.184)
   2011                    6.33         0.122           1.151           1.273      (0.143)         --       (0.143)
   2010                    6.00         0.092           0.392           0.484      (0.154)         --       (0.154)
   2009                    8.48         0.117          (2.343)         (2.226)     (0.109)     (0.145)      (0.254)
   2008                    9.93         0.175          (1.106)         (0.931)     (0.155)     (0.364)      (0.519)
   2007                    8.53         0.154           2.203           2.357      (0.128)     (0.829)      (0.957)
   CLASS A SHARES
   2012*                 $ 7.45       $ 0.022         $(1.031)        $(1.009)    $(0.161)    $    --      $(0.161)
   2011                    6.32         0.109           1.141           1.250      (0.120)         --       (0.120)
   2010                    5.98         0.082           0.401           0.483      (0.143)         --       (0.143)
   2009                    8.45         0.107          (2.340)         (2.233)     (0.092)     (0.145)      (0.237)
   2008                    9.90         0.157          (1.098)         (0.941)     (0.145)     (0.364)      (0.509)
   2007                    8.52         0.136           2.194           2.330      (0.121)     (0.829)      (0.950)
   CLASS C SHARES
   2012*                 $ 7.37       $    --#        $(1.017)        $(1.017)    $(0.103)    $    --      $(0.103)
   2011                    6.26         0.062           1.133           1.195      (0.085)         --       (0.085)
   2010                    5.92         0.038           0.390           0.428      (0.088)         --       (0.088)
   2009                    8.35         0.068          (2.297)         (2.229)     (0.056)     (0.145)      (0.201)
   2008                    9.81         0.090          (1.088)         (0.998)     (0.098)     (0.364)      (0.462)
   2007                    8.49         0.056           2.193           2.249      (0.100)     (0.829)      (0.929)
   CLASS M SHARES
   2012*                 $ 7.47       $ 0.031         $(1.034)        $(1.003)    $(0.197)    $    --      $(0.197)
   2011                    6.34         0.135           1.148           1.283      (0.153)         --       (0.153)
   2010                    6.00         0.102           0.398           0.500      (0.160)         --       (0.160)
   2009                    8.48         0.124          (2.343)         (2.219)     (0.116)     (0.145)      (0.261)
   2008                    9.93         0.187          (1.112)         (0.925)     (0.161)     (0.364)      (0.525)
   2007                    8.52         0.139           2.229           2.368      (0.129)     (0.829)      (0.958)

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE      RATIO OF
                                       NET                     NET                      NET ASSETS         NET
                                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                          FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
GENEVA SMALL CAP GROWTH FUND (CONTINUED)
----------------------------------------
   CLASS A SHARES
   2012*                 $0.001       $30.67       2.42%     $  8,898      1.62%          2.12%         (1.31)%          19%
   2011                      --#       30.87      30.90         9,000      1.62           2.25          (1.30)           45
   2010                      --#       24.39      17.83         3,220      1.62           2.73          (1.15)           62
   2009 (4)                  --        20.70       3.50         1,988      1.62**         8.59**        (0.98)**          7
   CLASS C SHARES
   2012*                 $0.001       $30.19       2.12%     $  2,747      2.22%          2.62%         (1.91)%          19%
   2011                      --#       30.49      30.18         2,134      2.22           2.75          (1.90)           45
   2010                      --#       24.23      17.11           260      2.22           3.23          (1.75)           62
   2009 (4)                  --        20.69       3.45            36      2.22**         9.09**        (1.58)**          7
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------
   FIDUCIARY SHARES
   2012*                 $   --#      $ 6.27     (13.21)%    $ 73,623      1.38%          1.50%          0.88%           56%
   2011                      --#        7.46      20.25        93,101      1.45           1.52           1.69            95
   2010                      --#        6.33       8.03        79,237      1.44           1.53           1.44            84
   2009                      --#        6.00     (25.64)       63,644      1.39           1.56           2.10           134
   2008                      --#        8.48     (10.10)       97,714      1.34           1.50           1.86            86
   2007                      --         9.93      29.30        60,509      1.26           1.48           1.65            32
   CLASS A SHARES
   2012*                 $   --#      $ 6.28     (13.43)%    $  3,886      1.55%          1.75%          0.71%           56%
   2011                      --#        7.45      20.05         5,067      1.62           1.77           1.52            95
   2010                      --#        6.32       8.04         6,693      1.60           1.78           1.28            84
   2009                      --#        5.98     (25.77)       10,004      1.57           1.81           1.92           134
   2008                      --#        8.45     (10.33)       17,766      1.53           1.75           1.68            86
   2007                      --         9.90      29.00        14,532      1.50           1.74           1.45            32
   CLASS C SHARES
   2012*                 $   --#      $ 6.25     (13.66)%    $  1,385      2.25%          2.25%          0.01%           56%
   2011                      --#        7.37      19.16         2,290      2.27           2.27           0.87            95
   2010                      --#        6.26       7.39         1,975      2.28           2.28           0.60            84
   2009                      --#        5.92     (26.34)        2,217      2.27           2.31           1.22           134
   2008                      --#        8.35     (10.87)        4,582      2.23           2.25           0.98            86
   2007                      --         9.81      28.04         3,159      2.18           2.23           0.61            32
   CLASS M SHARES
   2012*                 $   --#      $ 6.27     (13.14)%    $124,853      1.25%          1.25%          1.01%           56%
   2011                      --#        7.47      20.39       150,888      1.27           1.27           1.87            95
   2010                      --#        6.34       8.31       133,321      1.28           1.28           1.60            84
   2009                      --#        6.00     (25.55)      134,220      1.27           1.31           2.22           134
   2008                      --#        8.48     (10.05)      232,701      1.23           1.25           1.98            86
   2007                      --         9.93      29.48       273,474      1.17           1.21           1.51            32

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

       **   ANNUALIZED.

      *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

        ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

        #   AMOUNT REPRESENTS LESS THAN $0.001.

        + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

       ++ INCLUDES RETURN OF CAPITAL OF $0.004 FOR CLASS B SHARES AND CLASS C SHARES.

        ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

      (1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

      (2)   FOR THE YEAR ENDED OCTOBER 31.

      (3)   COMMENCED OPERATIONS ON JUNE 26, 2009.

      (4)   COMMENCED OPERATIONS ON JUNE 12, 2009.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 149

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                   ------------------------------                --------------------
                          NET
                         ASSET                      NET REALIZED                                            TOTAL
                         VALUE,         NET        AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING     INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD   INCOME(LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------
   FIDUCIARY SHARES
   2012*                 $ 8.49       $ 0.040         $ 0.202       $ 0.242      $(0.042)     $    --     $(0.042)
   2011                    7.24         0.088           1.256         1.344       (0.094)          --      (0.094)
   2010                    6.39         0.081           0.848         0.929       (0.079)          --      (0.079)
   2009                    8.12         0.120          (1.733)       (1.613)      (0.117)          --      (0.117)
   2008                    9.96         0.132          (1.502)       (1.370)      (0.133)      (0.337)     (0.470)
   2007                    8.78         0.104           1.178         1.282       (0.102)          --      (0.102)
   CLASS A SHARES
   2012*                 $ 8.47       $ 0.028         $ 0.205       $ 0.233      $(0.033)     $    --     $(0.033)
   2011                    7.23         0.065           1.244         1.309       (0.069)          --      (0.069)
   2010                    6.38         0.061           0.848         0.909       (0.059)          --      (0.059)
   2009                    8.10         0.103          (1.722)       (1.619)      (0.101)          --      (0.101)
   2008                    9.93         0.108          (1.495)       (1.387)      (0.106)      (0.337)     (0.443)
   2007                    8.76         0.072           1.175         1.247       (0.077)          --      (0.077)
   CLASS B SHARES
   2012*                 $ 8.29       $ 0.004         $ 0.190       $ 0.194      $(0.004)     $    --     $(0.004)
   2011                    7.06         0.015           1.229         1.244       (0.014)          --      (0.014)
   2010                    6.23         0.017           0.829         0.846       (0.016)          --      (0.016)
   2009                    7.92         0.066          (1.687)       (1.621)      (0.069)          --      (0.069)
   2008                    9.74         0.050          (1.473)       (1.423)      (0.060)      (0.337)     (0.397)
   2007                    8.61         0.018           1.152         1.170       (0.040)          --      (0.040)
   CLASS C SHARES
   2012*                 $ 8.24       $ 0.004         $ 0.191       $ 0.195      $(0.015)     $    --     $(0.015)
   2011                    7.03         0.015           1.213         1.228       (0.018)          --      (0.018)
   2010                    6.21         0.017           0.821         0.838       (0.018)          --      (0.018)
   2009                    7.92         0.064          (1.699)       (1.635)      (0.075)          --      (0.075)
   2008                    9.74         0.052          (1.472)       (1.420)      (0.063)      (0.337)     (0.400)
   2007                    8.61         0.013           1.155         1.168       (0.038)          --      (0.038)
---------------------
LARGE CAP GROWTH FUND
---------------------
   FIDUCIARY SHARES
   2012*                 $10.31       $ 0.016         $ 0.141       $ 0.157      $(0.017)     $    --     $(0.017)
   2011                    8.81         0.021           1.598         1.619       (0.119)          --      (0.119)
   2010                    7.87         0.101           0.909         1.010       (0.070)          --      (0.070)
   2009                    9.11         0.072          (1.263)^      (1.191)      (0.049)          --      (0.049)
   2008                   10.03         0.068          (0.933)       (0.865)      (0.055)          --      (0.055)
   2007                    8.77         0.040           1.231         1.271       (0.011)          --      (0.011)
   CLASS A SHARES
   2012*                 $10.12       $ 0.003         $ 0.137       $ 0.140      $    --      $    --     $    --
   2011                    8.64        (0.005)          1.572         1.567       (0.087)          --      (0.087)
   2010                    7.74         0.076           0.891         0.967       (0.067)          --      (0.067)
   2009                    8.95         0.051          (1.238)^      (1.187)      (0.023)          --      (0.023)
   2008                    9.85         0.040          (0.916)       (0.876)      (0.024)          --      (0.024)
   2007                    8.63         0.014           1.206         1.220           --           --          --
   CLASS B SHARES
   2012*                 $ 9.47       $(0.024)        $ 0.124       $ 0.100      $    --      $    --     $    --
   2011                    8.07        (0.060)          1.460         1.400           --           --          --
   2010                    7.22         0.023           0.827         0.850           --           --          --
   2009                    8.35         0.008          (1.138)^      (1.130)          --           --          --
   2008                    9.23        (0.017)         (0.863)       (0.880)          --           --          --
   2007                    8.13        (0.040)          1.140         1.100           --           --          --
   CLASS C SHARES
   2012*                 $ 9.38       $(0.024)        $ 0.124       $ 0.100      $    --      $    --     $    --
   2011                    8.02        (0.059)          1.451         1.392       (0.032)          --      (0.032)
   2010                    7.21         0.023           0.834         0.857       (0.047)          --      (0.047)
   2009                    8.36         0.008          (1.158)^      (1.150)          --           --          --
   2008                    9.23        (0.018)         (0.852)       (0.870)          --           --          --
   2007                    8.14        (0.039)          1.129         1.090           --           --          --

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE      RATIO OF
                                       NET                     NET                      NET ASSETS         NET
                                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                          FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------
   FIDUCIARY SHARES
   2012*                  $--        $ 8.69        2.92%     $ 62,250      0.94%          1.26%           0.99%          48%
   2011                    --          8.49       18.63        53,369      0.96           1.23            1.09           68
   2010                    --          7.24       14.56        55,593      0.95           1.22            1.13           93
   2009                    --          6.39      (19.59)       60,454      0.92           1.19            2.00           42
   2008                    --          8.12      (14.35)       95,872      0.90           1.11            1.46           56
   2007                    --          9.96       14.61       127,266      0.91           1.08            1.05           79
   CLASS A SHARES
   2012*                  $--        $ 8.67        2.79%     $  3,134      1.23%          1.51%           0.70%          48%
   2011                    --          8.47       18.15         3,027      1.25           1.48            0.79           68
   2010                    --          7.23       14.27         2,640      1.23           1.47            0.85           93
   2009                    --          6.38      (19.83)        2,004      1.20           1.44            1.72           42
   2008                    --          8.10      (14.45)        3,400      1.19           1.37            1.17           56
   2007                    --          9.93       14.24         8,664      1.18           1.34            0.72           79
   CLASS B SHARES
   2012*                  $--        $ 8.48        2.35%     $      6      1.83%          2.01%           0.10%          48%
   2011                    --          8.29       17.62            86      1.85           1.98            0.19           68
   2010                    --          7.06       13.58           451      1.83           1.97            0.25           93
   2009                    --          6.23      (20.35)          900      1.80           1.94            1.12           42
   2008                    --          7.92      (15.08)        1,873      1.79           1.86            0.57           56
   2007                    --          9.74       13.57         2,663      1.78           1.83            0.19           79
   CLASS C SHARES
   2012*                  $--        $ 8.42        2.39%     $  1,094      1.83%          2.01%           0.10%          48%
   2011                    --          8.24       17.48           640      1.85           1.98            0.19           68
   2010                    --          7.03       13.50           441      1.83           1.97            0.25           93
   2009                    --          6.21      (20.52)          446      1.80           1.94            1.12           42
   2008                    --          7.92      (15.05)          664      1.77           1.84            0.59           56
   2007                    --          9.74       13.59           811      1.78           1.83            0.13           79
---------------------
LARGE CAP GROWTH FUND
---------------------
   FIDUCIARY SHARES
   2012*                  $--        $10.45        1.53%     $ 54,266      1.01%          1.29%           0.32%          37%
   2011                    --         10.31       18.41        57,207      1.01           1.24            0.21           41
   2010                    --          8.81       12.82        60,078      0.99           1.21            1.16           34
   2009                    --          7.87      (12.97)       67,051      0.93           1.17            0.99           60
   2008                    --          9.11       (8.70)       92,418      0.94           1.11            0.68           43
   2007                    --         10.03       14.50       110,600      0.93           1.09            0.42           88
   CLASS A SHARES
   2012*                  $--        $10.26        1.38%     $ 16,051      1.27%          1.54%           0.05%          37%
   2011                    --         10.12       18.16        16,621      1.27           1.49           (0.05)          41
   2010                    --          8.64       12.48        19,881      1.25           1.46            0.89           34
   2009                    --          7.74      (13.21)       17,543      1.21           1.42            0.72           60
   2008                    --          8.95       (8.92)       11,486      1.21           1.36            0.41           43
   2007                    --          9.85       14.14        14,284      1.19           1.34            0.15           88
   CLASS B SHARES
   2012*                  $--        $ 9.57        1.06%     $  1,048      1.87%          2.04%          (0.55)%         37%
   2011                    --          9.47       17.35         1,881      1.87           1.99           (0.65)          41
   2010                    --          8.07       11.77         3,126      1.85           1.96            0.29           34
   2009                    --          7.22      (13.53)        5,292      1.81           1.92            0.12           60
   2008                    --          8.35       (9.53)        3,279      1.81           1.85           (0.19)          43
   2007                    --          9.23       13.53         5,835      1.79           1.84           (0.45)          88
   CLASS C SHARES
   2012*                  $--        $ 9.48        1.07%     $  2,820      1.87%          2.04%          (0.55)%         37%
   2011                    --          9.38       17.36         2,861      1.87           1.99           (0.65)          41
   2010                    --          8.02       11.88         3,250      1.85           1.96            0.29           34
   2009                    --          7.21      (13.76)        3,481      1.81           1.92            0.12           60
   2008                    --          8.36       (9.43)          766      1.82           1.86           (0.20)          43
   2007                    --          9.23       13.39         1,097      1.79           1.84           (0.44)          88

        The accompanying notes are an integral part of the financial statements.

150 HIGHMARK(R) FUNDS

                                                                               DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                ------------------------------              -------------------
                        NET
                       ASSET                     NET REALIZED                                        TOTAL
                      VALUE,          NET       AND UNREALIZED     TOTAL        NET                  FROM
                     BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
                     OF PERIOD  INCOME (LOSS)+    INVESTMENTS   OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
   FIDUCIARY SHARES
   2012*               $11.40     $  0.068          $(0.333)     $(0.265)    $(0.075)   $    --     $(0.075)
   2011                 10.27        0.116            1.240        1.356      (0.226)        --      (0.226)
   2010                  9.36        0.191            0.849        1.040      (0.130)        --      (0.130)
   2009                 11.85        0.175           (2.489)      (2.314)     (0.176)        --      (0.176)
   2008                 15.16        0.208           (2.444)      (2.236)     (0.214)    (0.860)     (1.074)
   2007                 13.67        0.211            1.483        1.694      (0.204)        --      (0.204)
   CLASS A SHARES
   2012*               $11.43     $  0.053          $(0.336)     $(0.283)    $(0.057)   $    --     $(0.057)
   2011                 10.30        0.085            1.242        1.327      (0.197)        --      (0.197)
   2010                  9.38        0.164            0.859        1.023      (0.103)        --      (0.103)
   2009                 11.88        0.155           (2.503)      (2.348)     (0.152)        --      (0.152)
   2008                 15.19        0.177           (2.450)      (2.273)     (0.177)    (0.860)     (1.037)
   2007                 13.70        0.171            1.485        1.656      (0.166)        --      (0.166)
   CLASS B SHARES
   2012*               $11.21     $  0.022          $(0.328)     $(0.306)    $(0.014)   $    --     $(0.014)
   2011                 10.11        0.016            1.220        1.236      (0.136)        --      (0.136)
   2010                  9.21        0.100            0.842        0.942      (0.042)        --      (0.042)
   2009                 11.67        0.097           (2.459)      (2.362)     (0.098)        --      (0.098)
   2008                 14.94        0.092           (2.402)      (2.310)     (0.100)    (0.860)     (0.960)
   2007                 13.50        0.082            1.458        1.540      (0.100)        --      (0.100)
   CLASS C SHARES
   2012*               $11.17     $  0.022          $(0.325)     $(0.303)    $(0.017)   $    --     $(0.017)
   2011                 10.08        0.016            1.212        1.228      (0.138)        --      (0.138)
   2010                  9.18        0.100            0.843        0.943      (0.043)        --      (0.043)
   2009                 11.64        0.097           (2.457)      (2.360)     (0.100)        --      (0.100)
   2008                 14.90        0.090           (2.390)      (2.300)     (0.100)    (0.860)     (0.960)
   2007                 13.47        0.079            1.452        1.531      (0.101)        --      (0.101)
-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------
   FIDUCIARY SHARES
   2012*               $32.26     $  0.026          $ 1.124      $ 1.150     $    --    $    --     $    --
   2011                 25.69        0.050            6.520        6.570          --         --          --
   2010                 22.06       (0.002)           3.632        3.630          --         --          --
   2009 (1)             22.04        0.001            0.019        0.020          --         --          --
   CLASS A SHARES
   2012*               $32.07     $ (0.015)         $ 1.125      $ 1.110     $    --    $    --     $    --
   2011                 25.62       (0.046)           6.496        6.450          --         --          --
   2010                 22.06       (0.063)           3.623        3.560          --         --          --
   2009 (2)             18.53       (0.029)           3.559        3.530          --         --          --
   2008 (3)             29.13        (0.10)^^        (10.50)      (10.60)         --         --          --
   2007 (3)             24.67        (0.12)^^          4.58         4.46          --         --          --
   2006 (3)             23.10        (0.12)^^          1.69         1.57          --         --          --

                                                                                   RATIO
                                                                                OF EXPENSES
                                                                                TO AVERAGE       RATIO OF
                                    NET                   NET                   NET ASSETS         NET
                                   ASSET                ASSETS,      RATIO       EXCLUDING      INVESTMENT
                                   VALUE,                 END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS) PORTFOLIO
                     REDEMPTION     END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE  TURNOVER
                        FEES     OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES     NET ASSETS    RATE
---------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------
   FIDUCIARY SHARES
   2012*                 $--       $11.06     (2.26)%  $  44,936     0.96%        1.28%          1.33%           9%
   2011                   --        11.40     13.27       73,026     0.97         1.19           1.02           47
   2010                   --        10.27     11.12       97,347     0.97         1.16           1.85          117
   2009                   --         9.36    (19.43)     151,262     0.94         1.11           1.93           66
   2008                   --        11.85    (15.65)     171,314     0.90         1.09           1.53           65
   2007                   --        15.16     12.40      216,156     0.89         1.08           1.39           84
   CLASS A SHARES
   2012*                 $--       $11.09     (2.43)%  $  18,401     1.25%        1.53%          1.03%           9%
   2011                   --        11.43     12.95       20,160     1.25         1.44           0.74           47
   2010                   --        10.30     10.91       22,407     1.23         1.41           1.59          117
   2009                   --         9.38    (19.69)      28,212     1.20         1.36           1.67           66
   2008                   --        11.88    (15.85)      42,433     1.16         1.34           1.27           65
   2007                   --        15.19     12.09      153,045     1.14         1.33           1.13           84
   CLASS B SHARES
   2012*                 $--       $10.89     (2.72)%  $     451     1.85%        2.03%          0.43%           9%
   2011                   --        11.21     12.28          747     1.85         1.94           0.14           47
   2010                   --        10.11     10.23        1,265     1.83         1.91           0.99          117
   2009                   --         9.21    (20.18)       2,101     1.80         1.86           1.07           66
   2008                   --        11.67    (16.33)       1,287     1.76         1.83           0.68           65
   2007                   --        14.94     11.40        2,502     1.74         1.83           0.55           84
   CLASS C SHARES
   2012*                 $--       $10.85     (2.70)%  $   1,937     1.85%        2.03%          0.43%           9%
   2011                   --        11.17     12.24        2,168     1.85         1.94           0.14           47
   2010                   --        10.08     10.27        3,232     1.83         1.91           0.99          117
   2009                   --         9.18    (20.22)       4,025     1.80         1.86           1.07           66
   2008                   --        11.64    (16.31)       5,192     1.77         1.84           0.67           65
   2007                   --        14.90     11.36        7,742     1.74         1.83           0.53           84
-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------
   FIDUCIARY SHARES
   2012*                 $--       $33.41      3.56%   $   9,949     0.81%        1.05%          0.17%           5%
   2011                   --        32.26     25.58        5,990     0.77         1.02           0.16           11
   2010                   --        25.69     16.46          312     0.83         1.00          (0.01)           9
   2009 (1)               --        22.06      0.09           20     0.83**~#     0.97**~#       0.24**#        10
   CLASS A SHARES
   2012*                 $--       $33.18      3.43%   $ 171,862     1.08%        1.30%         (0.10)%          5%
   2011                   --        32.07     25.17      182,410     1.08         1.27          (0.15)          11
   2010                   --        25.62     16.18      162,267     1.08         1.25          (0.26)           9
   2009 (2)               --        22.06     19.05      166,899     1.27**~#     1.42**~       (0.21)**#       10
   2008 (3)               --        18.53    (36.39)     157,076     1.08++       1.08          (0.37)++        19
   2007 (3)               --        29.13     18.08      279,501     0.99++       0.99          (0.45)++        14
   2006 (3)               --        24.67      6.80      275,177     0.99##       0.99          (0.47)##        11

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

      * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

      **    ANNUALIZED.

      *** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

      ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

      + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

      ++    DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

      #     DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

      ##    DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

      ^     INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

      ^^    PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

      (1)   COMMENCED OPERATIONS ON JULY 23, 2009.

      (2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

      (3)   FOR THE YEAR ENDED OCTOBER 31.

 The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 151

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                   ------------------------------              -------------------
                           NET
                          ASSET                     NET REALIZED                                       TOTAL
                          VALUE,        NET        AND UNREALIZED    TOTAL         NET                 FROM
                        BEGINNING    INVESTMENT    GAIN (LOSS) ON     FROM     INVESTMENT  CAPITAL  DIVIDENDS AND
                        OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME     GAINS   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------
   CLASS B SHARES
   2012*                  $29.05      $(0.096)        $ 1.006        $0.910     $    --    $    --     $    --
   2011                    23.35       (0.206)          5.906         5.700          --         --          --
   2010                    20.22       (0.191)          3.321         3.130          --         --          --
   2009 (1)                17.08       (0.115)          3.255         3.140          --         --          --
   2008 (2)                27.06        (0.37)^         (9.61)        (9.98)         --         --          --
   2007 (2)                23.09        (0.37)^          4.34          3.97          --         --          --
   2006 (2)                21.78        (0.31)^          1.62          1.31          --         --          --
   CLASS C SHARES
   2012*                  $29.58      $(0.098)        $ 1.028        $0.930     $    --    $    --     $    --
   2011                    23.78       (0.212)          6.012         5.800          --         --          --
   2010                    20.59       (0.196)          3.386         3.190          --         --          --
   2009 (1)                17.39       (0.117)          3.317         3.200          --         --          --
   2008 (2)                27.55        (0.30)^         (9.86)       (10.16)         --         --          --
   2007 (2)                23.51        (0.32)^          4.36          4.04          --         --          --
   2006 (2)                22.17        (0.31)^          1.65          1.34          --         --          --
-------------------
SMALL CAP CORE FUND
-------------------
   FIDUCIARY SHARES
   2012*                  $19.24      $ 0.010         $(0.480)      $(0.470)    $    --    $    --     $    --
   2011                    14.54       (0.055)          4.755         4.700          --         --          --
   2010                    11.85       (0.041)          2.787         2.746      (0.056)        --      (0.056)
   2009                    16.45        0.055          (4.636)       (4.581)     (0.019)        --      (0.019)
   2008                    18.83        0.089          (2.249)       (2.160)     (0.110)    (0.110)     (0.220)
   2007 (3)                20.00        0.052          (1.222)       (1.170)         --         --          --
   CLASS A SHARES
   2012*                  $19.09      $(0.017)        $(0.473)      $(0.490)    $    --    $    --     $    --
   2011                    14.47       (0.111)          4.731         4.620          --         --          --
   2010                    11.80       (0.084)          2.779         2.695      (0.025)        --      (0.025)
   2009                    16.43        0.020          (4.634)       (4.614)     (0.016)        --      (0.016)
   2008                    18.82        0.038          (2.246)       (2.208)     (0.072)    (0.110)     (0.182)
   2007 (3)                20.00        0.021          (1.201)       (1.180)         --         --          --
   CLASS C SHARES
   2012*                  $18.65      $(0.069)        $(0.471)      $(0.540)    $    --    $    --     $    --
   2011                    14.22       (0.216)          4.646         4.430          --         --          --
   2010                    11.65       (0.161)          2.731         2.570          --         --          --
   2009                    16.36       (0.048)         (4.662)       (4.710)         --         --          --
   2008                    18.80       (0.062)         (2.254)       (2.316)     (0.014)    (0.110)     (0.124)
   2007 (3)                20.00       (0.031)         (1.169)       (1.200)         --         --          --
-------------------
VALUE MOMENTUM FUND
-------------------
   FIDUCIARY SHARES
   2012*                  $16.09      $ 0.102         $(0.158)      $(0.056)    $(0.111)   $(0.653)    $(0.764)
   2011                    13.64        0.192           2.572         2.764      (0.314)        --      (0.314)
   2010                    12.17        0.265           1.368         1.633      (0.163)        --      (0.163)
   2009                    17.53        0.221          (4.399)       (4.178)     (0.223)    (0.959)     (1.182)
   2008                    24.21        0.279          (2.950)       (2.671)     (0.283)    (3.726)     (4.009)
   2007                    23.25        0.343           3.381         3.724      (0.343)    (2.421)     (2.764)
   CLASS A SHARES
   2012*                  $16.05      $ 0.083         $(0.158)      $(0.075)    $(0.092)   $(0.653)    $(0.745)
   2011                    13.61        0.153           2.566         2.719      (0.279)        --      (0.279)
   2010                    12.14        0.230           1.369         1.599      (0.129)        --      (0.129)
   2009                    17.50        0.186          (4.395)       (4.209)     (0.192)    (0.959)     (1.151)
   2008                    24.17        0.224          (2.934)       (2.710)     (0.234)    (3.726)     (3.960)
   2007                    23.22        0.282           3.373         3.655      (0.284)    (2.421)     (2.705)

                                                                                   RATIO
                                                                                OF EXPENSES
                                                                                 TO AVERAGE     RATIO OF
                                    NET                   NET                    NET ASSETS        NET
                                   ASSET                ASSETS,      RATIO       EXCLUDING     INVESTMENT
                                  VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS) PORTFOLIO
                     REDEMPTION     END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION   TO AVERAGE   TURNOVER
                        FEES     OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES    NET ASSETS     RATE
                     ------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------
   CLASS B SHARES
   2012*                $--        $29.96      3.10%   $   5,251     1.68%         1.80%        (0.70)%          5%
   2011                  --         29.05     24.46        7,102     1.68          1.77         (0.75)          11
   2010                  --         23.35     15.48        9,889     1.68          1.75         (0.86)           9
   2009 (1)              --         20.22     18.38       14,422     1.99**~#      2.11**~      (0.92)**#       10
   2008 (2)              --         17.08    (36.88)      17,314     1.82++        1.82         (1.10)++        19
   2007 (2)              --         27.06     17.19       54,103     1.74++        1.74         (1.20)++        14
   2006 (2)              --         23.09      6.01       74,106     1.74##        1.74         (1.22)##        11
   CLASS C SHARES
   2012*                $--        $30.51      3.11%   $  11,149     1.68%         1.80%        (0.70)%          5%
   2011                  --         29.58     24.43       11,269     1.68          1.77         (0.75)          11
   2010                  --         23.78     15.49       10,680     1.68          1.75         (0.86)           9
   2009 (1)              --         20.59     18.40       10,620     1.99**~#      2.11**~      (0.92)**#       10
   2008 (2)              --         17.39    (36.88)      12,839     1.82++        1.82         (1.12)++        19
   2007 (2)              --         27.55     17.18       26,946     1.74++        1.74         (1.20)++        14
   2006 (2)              --         23.51      6.04       27,514     1.74##        1.74         (1.22)##        11
-------------------
SMALL CAP CORE FUND
-------------------
   FIDUCIARY SHARES
   2012*                $--+++     $18.77     (2.44)%  $  48,319     1.32%         1.60%         0.11%          79%
   2011                  --+++      19.24     32.33       27,137     1.31          1.76         (0.31)          67
   2010                  --         14.54     23.32       23,527     1.30          1.79         (0.30)          78
   2009                  --+++      11.85    (27.90)      22,084     1.27          1.85          0.48           61
   2008                  --         16.45    (11.48)      26,984     1.26          1.67          0.54           87
   2007 (3)              --         18.83     (5.85)      27,572     1.30**        1.60**        0.61**         26
   CLASS A SHARES
   2012*                $--+++     $18.60     (2.62)%  $  11,771     1.62%         1.85%        (0.19)%         79%
   2011                  --+++      19.09     32.00          536     1.62          2.01         (0.62)          67
   2010                  --         14.47     22.86          310     1.60          2.04         (0.61)          78
   2009                  --+++      11.80    (28.08)         227     1.57          2.10          0.18           61
   2008                  --         16.43    (11.74)         168     1.57          1.91          0.23           87
   2007 (3)              --         18.82     (5.90)         117     1.56**        2.02**        0.24**         26
   CLASS C SHARES
   2012*                $--+++     $18.11     (2.90)%  $   4,092     2.22%         2.35%        (0.79)%         79%
   2011                  --+++      18.65     31.15          217     2.22          2.51         (1.22)          67
   2010                  --         14.22     22.17           77     2.20          2.54         (1.21)          78
   2009                  --+++      11.65    (28.85)          87     2.17          2.60         (0.42)          61
   2008                  --         16.36    (12.33)         133     2.17          2.43         (0.38)          87
   2007 (3)              --         18.80     (6.00)         131     2.17**        2.62**       (0.35)**        26
-------------------
VALUE MOMENTUM FUND
-------------------
   FIDUCIARY SHARES
   2012*                $--        $15.27     (0.11)%  $ 127,469     1.02%         1.14%         1.39%          17%
   2011                  --         16.09     20.50      234,785     1.02          1.13          1.24           26
   2010                  --         13.64     13.43      228,162     1.00          1.11          1.95           12
   2009                  --         12.17    (23.11)     229,771     0.96          1.09          1.82           20
   2008                  --         17.53    (12.99)     328,465     0.95          1.08          1.34           17
   2007                  --         24.21     16.38      445,763     0.94          1.08          1.41           19
   CLASS A SHARES
   2012*                $--        $15.23     (0.18)%  $  66,801     1.27%         1.39%         1.13%          17%
   2011                  --         16.05     20.12       71,164     1.27          1.38          0.99           26
   2010                  --         13.61     13.18       72,132     1.25          1.36          1.70           12
   2009                  --         12.14    (23.30)      75,156     1.21          1.34          1.57           20
   2008                  --         17.50    (13.22)      24,772     1.21          1.33          1.08           17
   2007                  --         24.17     16.08       31,773     1.19          1.33          1.15           19

        The accompanying notes are an integral part of the financial statements.

152 HIGHMARK(R) FUNDS

                                                                                     DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                  -------------------------------                ---------------------
                         NET
                        ASSET                       NET REALIZED                                             TOTAL
                        VALUE,         NET         AND UNREALIZED      TOTAL         NET                     FROM
                      BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                      OF PERIOD   INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
-------------------------------
VALUE MOMENTUM FUND (CONTINUED)
-------------------------------
   CLASS B SHARES
   2012*                $15.69        $0.038          $(0.150)       $(0.112)     $(0.045)    $(0.653)      $(0.698)
   2011                  13.32         0.059            2.506          2.565       (0.195)         --        (0.195)
   2010                  11.88         0.146            1.339          1.485       (0.045)         --        (0.045)
   2009                  17.16         0.115           (4.312)        (4.197)      (0.124)     (0.959)       (1.083)
   2008                  23.79         0.100           (2.880)        (2.780)      (0.124)     (3.726)       (3.850)
   2007                  22.92         0.136            3.325          3.461       (0.170)     (2.421)       (2.591)
   CLASS C SHARES
   2012*                $15.63        $0.039          $(0.157)       $(0.118)     $(0.049)    $(0.653)      $(0.702)
   2011                  13.26         0.059            2.509          2.568       (0.198)         --        (0.198)
   2010                  11.84         0.145            1.322          1.467       (0.047)         --        (0.047)
   2009                  17.10         0.113           (4.289)        (4.176)      (0.125)     (0.959)       (1.084)
   2008                  23.72         0.107           (2.866)        (2.759)      (0.135)     (3.726)       (3.861)
   2007                  22.86         0.127            3.330          3.457       (0.176)     (2.421)       (2.597)
   CLASS U SHARES
   2012* (4)            $14.85        $0.016          $ 0.414        $ 0.430      $    --     $    --       $    --
---------------------------------------
TACTICAL CAPITAL GROWTH ALLOCATION FUND
---------------------------------------
   FIDUCIARY SHARES
   2012*                $21.37        $0.183          $(0.409)       $(0.226)     $(0.184)    $    --       $(0.184)
   2011                  18.27         0.210            3.100          3.310       (0.210)         --        (0.210)
   2010                  16.15         0.176            2.112          2.288       (0.168)         --        (0.168)
   2009                  21.86         0.196           (4.304)        (4.108)      (0.230)     (1.372)       (1.602)
   2008                  25.72         0.306           (2.894)        (2.588)      (0.360)     (0.912)       (1.272)
   2007 (5)              25.10         0.140            1.218          1.358       (0.419)     (0.319)       (0.738)
   CLASS A SHARES
   2012*                $21.34        $0.155          $(0.411)       $(0.256)     $(0.144)    $    --       $(0.144)
   2011                  18.24         0.163            3.097          3.260       (0.160)         --        (0.160)
   2010                  16.14         0.131            2.103          2.234       (0.134)         --        (0.134)
   2009                  21.85         0.167           (4.317)        (4.150)      (0.188)     (1.372)       (1.560)
   2008                  25.72         0.233           (2.886)        (2.653)      (0.305)     (0.912)       (1.217)
   2007                  23.17         0.262            3.002          3.264       (0.395)     (0.319)       (0.714)
   CLASS C SHARES
   2012*                $21.10        $0.085          $(0.398)       $(0.313)     $(0.037)    $    --       $(0.037)
   2011                  18.03         0.014            3.063          3.077       (0.007)         --        (0.007)
   2010                  15.99         0.006            2.089          2.095       (0.055)         --        (0.055)
   2009                  21.55         0.058           (4.246)        (4.188)          --      (1.372)       (1.372)
   2008                  25.42         0.063           (2.849)        (2.786)      (0.172)     (0.912)       (1.084)
   2007                  22.97         0.069            2.989          3.058       (0.289)     (0.319)       (0.608)

                                                                                         RATIO
                                                                                      OF EXPENSES
                                                                                       TO AVERAGE       RATIO OF
                                      NET                     NET                      NET ASSETS         NET
                                     ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                                     VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                      REDEMPTION      END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                         FEES      OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------
VALUE MOMENTUM FUND (CONTINUED)
-------------------------------
   CLASS B SHARES
   2012*                  $--        $14.88      (0.46)%    $ 1,437        1.87%         1.89%           0.53%          17%
   2011                    --         15.69      19.37        2,212        1.87          1.88            0.39           26
   2010                    --         13.32      12.51        3,439        1.85          1.86            1.10           12
   2009                    --         11.88     (23.74)       5,722        1.81          1.84            0.97           20
   2008                    --         17.16     (13.74)       3,823        1.80          1.83            0.49           17
   2007                    --         23.79      15.38        6,772        1.79          1.83            0.56           19
   CLASS C SHARES
   2012*                  $--        $14.81      (0.50)%    $ 2,227        1.87%         1.89%           0.53%          17%
   2011                    --         15.63      19.48        2,503        1.87          1.88            0.39           26
   2010                    --         13.26      12.50        2,548        1.85          1.86            1.10           12
   2009                    --         11.84     (23.76)       3,058        1.81          1.84            0.97           20
   2008                    --         17.10     (13.69)       1,500        1.76          1.79            0.53           17
   2007                    --         23.72      15.40        2,061        1.79          1.83            0.53           19
   CLASS U SHARES
   2012* (4)              $--        $15.28       2.90%     $98,698        0.87%         0.89%           1.53%          17%
---------------------------------------
TACTICAL CAPITAL GROWTH ALLOCATION FUND
---------------------------------------
   FIDUCIARY SHARES
   2012*                  $--        $20.96      (0.99)%    $   747        0.32%         0.95%           1.82%          27%
   2011                    --         21.37      18.18          213        0.32          0.93            1.02           37
   2010                    --         18.27      14.17          190        0.33          0.92            0.98           30
   2009                    --         16.15     (17.46)         179        0.33          0.81            1.31           48
   2008                    --         21.86     (10.56)         171        0.33          0.70            1.23           25
   2007 (5)                --         25.72       5.50          770        0.31**        0.70**          0.75**         16
   CLASS A SHARES
   2012*                  $--        $20.94      (1.15)%    $27,132        0.58%         1.20%           1.57%          27%
   2011                    --         21.34      17.91       26,327        0.57          1.18            0.77           37
   2010                    --         18.24      13.84       23,808        0.58          1.17            0.73           30
   2009                    --         16.14     (17.68)      23,780        0.58          1.06            1.06           48
   2008                    --         21.85     (10.81)      39,324        0.59          0.95            0.97           25
   2007                    --         25.72      14.19       49,073        0.57          0.93            1.03           16
   CLASS C SHARES
   2012*                  $--        $20.75      (1.47)%    $21,138        1.28%         1.70%           0.87%          27%
   2011                    --         21.10      17.07       17,676        1.27          1.68            0.07           37
   2010                    --         18.03      13.10       15,846        1.28          1.67            0.03           30
   2009                    --         15.99     (18.25)      14,101        1.27          1.55            0.37           48
   2008                    --         21.55     (11.43)      21,599        1.29          1.46            0.26           25
   2007                    --         25.42      13.39       30,144        1.27          1.43            0.28           16

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

(1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON MARCH 1, 2007.

(4)   COMMENCED OPERATIONS ON JANUARY 4, 2012.

(5)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 153

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                     DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                  -------------------------------                ---------------------
                         NET
                        ASSET                       NET REALIZED                                            TOTAL
                       VALUE,           NET        AND UNREALIZED      TOTAL        NET                     FROM
                      BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL   DIVIDENDS AND
                      OF PERIOD   INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------
TACTICAL GROWTH & INCOME ALLOCATION FUND
----------------------------------------
   FIDUCIARY SHARES
   2012*                $21.73        $0.215          $(0.240)       $(0.025)     $(0.175)    $    --       $(0.175)
   2011                  19.15         0.303            2.580          2.883       (0.303)         --        (0.303)
   2010                  17.24         0.279            1.928          2.207       (0.297)         --        (0.297)
   2009                  21.44         0.314           (3.122)        (2.808)      (0.321)     (1.071)       (1.392)
   2008                  24.23         0.413           (2.065)        (1.652)      (0.501)     (0.637)       (1.138)
   2007 (1)              23.75         0.035            1.130          1.165       (0.407)     (0.278)       (0.685)
   CLASS A SHARES
   2012*                $21.65        $0.189          $(0.240)       $(0.051)     $(0.149)    $    --       $(0.149)
   2011                  19.09         0.243            2.567          2.810       (0.250)         --        (0.250)
   2010                  17.18         0.232            1.929          2.161       (0.251)         --        (0.251)
   2009                  21.37         0.281           (3.123)        (2.842)      (0.277)     (1.071)       (1.348)
   2008                  24.15         0.372           (2.075)        (1.703)      (0.440)     (0.637)       (1.077)
   2007                  22.26         0.412            2.258          2.670       (0.502)     (0.278)       (0.780)
   CLASS C SHARES
   2012*                $21.52        $0.116          $(0.226)       $(0.110)     $(0.080)    $    --       $(0.080)
   2011                  18.98         0.095            2.552          2.647       (0.107)         --        (0.107)
   2010                  17.09         0.101            1.910          2.011       (0.121)         --        (0.121)
   2009                  21.26         0.162           (3.102)        (2.940)      (0.159)     (1.071)       (1.230)
   2008                  24.03         0.208           (2.062)        (1.854)      (0.279)     (0.637)       (0.916)
   2007                  22.18         0.226            2.261          2.487       (0.359)     (0.278)       (0.637)
---------
BOND FUND
---------
   FIDUCIARY SHARES
   2012*                $11.46        $0.194          $ 0.203        $ 0.397      $(0.200)    $(0.237)      $(0.437)
   2011                  11.38         0.420            0.182          0.602       (0.427)     (0.095)       (0.522)
   2010                  10.77         0.467            0.618          1.085       (0.475)         --        (0.475)
   2009                  10.45         0.472            0.324          0.796       (0.476)         --        (0.476)
   2008                  10.40         0.512            0.048          0.560       (0.510)         --        (0.510)
   2007                  10.35         0.505            0.046          0.551       (0.501)         --        (0.501)
   CLASS A SHARES
   2012*                $11.28        $0.176          $ 0.197        $ 0.373      $(0.186)    $(0.237)      $(0.423)
   2011                  11.21         0.385            0.179          0.564       (0.399)     (0.095)       (0.494)
   2010                  10.61         0.433            0.614          1.047       (0.447)         --        (0.447)
   2009                  10.31         0.440            0.310          0.750       (0.450)         --        (0.450)
   2008                  10.26         0.479            0.055          0.534       (0.484)         --        (0.484)
   2007                  10.22         0.472            0.044          0.516       (0.476)         --        (0.476)
   CLASS B SHARES
   2012*                $11.23        $0.138          $ 0.194        $ 0.332      $(0.145)    $(0.237)      $(0.382)
   2011                  11.16         0.308            0.174          0.482       (0.317)     (0.095)       (0.412)
   2010                  10.56         0.357            0.615          0.972       (0.372)         --        (0.372)
   2009                  10.26         0.369            0.311          0.680       (0.380)         --        (0.380)
   2008                  10.22         0.406            0.046          0.452       (0.412)         --        (0.412)
   2007                  10.18         0.400            0.046          0.446       (0.406)         --        (0.406)
   CLASS C SHARES
   2012*                $11.22        $0.151          $ 0.198        $ 0.349      $(0.162)    $(0.237)      $(0.399)
   2011                  11.15         0.334            0.183          0.517       (0.352)     (0.095)       (0.447)
   2010                  10.56         0.384            0.609          0.993       (0.403)         --        (0.403)
   2009                  10.25         0.396            0.325          0.721       (0.411)         --        (0.411)
   2008                  10.20         0.430            0.060          0.490       (0.440)         --        (0.440)
   2007                  10.17         0.425            0.039          0.464       (0.434)         --        (0.434)
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
   FIDUCIARY SHARES
   2012*                $10.19        $0.134          $ 0.374        $ 0.508      $(0.138)    $    --       $(0.138)
   2011                  10.23         0.282           (0.044)         0.238       (0.278)         --        (0.278)
   2010                  10.03         0.327            0.216          0.543       (0.326)     (0.017)       (0.343)
   2009                   9.83         0.344            0.216          0.560       (0.342)     (0.018)       (0.360)
   2008                   9.72         0.348            0.129          0.477       (0.354)     (0.013)       (0.367)
   2007                   9.81         0.361           (0.047)         0.314       (0.368)     (0.036)       (0.404)

                                                                                          RATIO
                                                                                       OF EXPENSES
                                                                                        TO AVERAGE       RATIO OF
                                      NET                      NET                      NET ASSETS         NET
                                     ASSET                   ASSETS,       RATIO        EXCLUDING       INVESTMENT
                                     VALUE,                    END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                      REDEMPTION      END         TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                         FEES      OF PERIOD   RETURN****     (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS#       RATE
--------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
TACTICAL GROWTH & INCOME ALLOCATION FUND
----------------------------------------
   FIDUCIARY SHARES
   2012*                  $--        $21.53       (0.06)%    $  1,058       0.32%          0.86%           2.09%         37%
   2011                    --         21.73       15.12         1,031       0.33           0.87            1.40          39
   2010                    --         19.15       12.83           127       0.33           0.86            1.49          39
   2009                    --         17.24      (12.10)          114       0.33           0.81            1.94          66
   2008                    --         21.44       (7.15)           93       0.33           0.71            1.87          27
   2007 (1)                --         24.23        4.98             1       0.31**         0.67**          0.21**        13
   CLASS A SHARES
   2012*                  $--        $21.45       (0.19)%    $ 36,544       0.57%          1.11%           1.84%         37%
   2011                    --         21.65       14.77        30,422       0.57           1.12            1.15          39
   2010                    --         19.09       12.60        26,026       0.57           1.11            1.24          39
   2009                    --         17.18      (12.29)       23,091       0.58           1.06            1.69          66
   2008                    --         21.37       (7.42)       37,737       0.58           0.96            1.62          27
   2007                    --         24.15       12.10        47,572       0.55           0.93            1.72          13
   CLASS C SHARES
   2012*                  $--        $21.33       (0.53)%    $ 25,865       1.27%          1.61%           1.14%         37%
   2011                    --         21.52       14.02        20,347       1.27           1.62            0.45          39
   2010                    --         18.98       11.78        17,094       1.28           1.61            0.54          39
   2009                    --         17.09      (12.92)       15,731       1.28           1.56            0.99          66
   2008                    --         21.26       (8.02)       20,137       1.28           1.47            0.91          27
   2007                    --         24.03       11.29        22,941       1.25           1.43            0.95          13
---------
BOND FUND
---------
   FIDUCIARY SHARES
   2012*                  $--        $11.42        3.55%     $334,287       0.76%          1.01%           3.38%         20%
   2011                    --         11.46        5.45       337,143       0.79           1.01            3.70          58
   2010                    --         11.38       10.29       330,318       0.78           1.00            4.23          32
   2009                    --         10.77        7.93       307,014       0.77           0.99            4.57          41
   2008                    --         10.45        5.42       344,350       0.76           0.98            4.83          28
   2007                    --         10.40        5.40       352,610       0.74           0.99            4.81          16
   CLASS A SHARES
   2012*                  $--        $11.23        3.49%     $ 39,518       1.02%          1.26%           3.13%         20%
   2011                    --         11.28        5.09        29,449       1.04           1.26            3.45          58
   2010                    --         11.21       10.08        28,952       1.03           1.25            3.97          32
   2009                    --         10.61        7.58        22,726       1.02           1.24            4.32          41
   2008                    --         10.31        5.24        31,167       1.01           1.23            4.58          28
   2007                    --         10.26        5.11        31,068       1.00           1.24            4.56          16
   CLASS B SHARES
   2012*                  $          $11.18        3.03%     $    202       1.70%          1.76%           2.45%         20%
   2011                    --         11.23        4.44           326       1.72           1.76            2.77          58
   2010                    --         11.16        9.36         1,345       1.71           1.75            3.29          32
   2009                    --         10.56        6.87         2,789       1.70           1.74            3.64          41
   2008                    --         10.26        4.43         4,273       1.69           1.73            3.89          28
   2007                    --         10.22        4.43         5,577       1.68           1.74            3.87          16
   CLASS C SHARES
   2012*                  $--        $11.17        3.19%     $ 11,163       1.45%          1.51%           2.70%         20%
   2011                    --         11.22        4.77         7,774       1.47           1.51            3.02          58
   2010                    --         11.15        9.58         4,164       1.46           1.50            3.54          32
   2009                    --         10.56        7.29         1,309       1.45           1.49            3.89          41
   2008                    --         10.25        4.82           194       1.45           1.49            4.14          28
   2007                    --         10.20        4.61           102       1.43           1.49            4.13          16
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
   FIDUCIARY SHARES
   2012*                  $--        $10.56        5.02%     $134,779       0.54%          1.02%           2.58%         17%
   2011                    --         10.19        2.38       123,644       0.54           1.02            2.79          32
   2010                    --         10.23        5.49       112,407       0.53           1.02            3.22          17
   2009                    --         10.03        5.80        96,420       0.52           1.03            3.47          12
   2008                    --          9.83        4.96        90,173       0.51           1.01            3.54          14
   2007                    --          9.72        3.24        89,852       0.49           1.00            3.67           2

        The accompanying notes are an integral part of the financial statements.

154 HIGHMARK(R) FUNDS

                                                                                  DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   ---------------------------                --------------------
                          NET
                         ASSET                   NET REALIZED                                            TOTAL
                         VALUE,        NET      AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------
   CLASS A SHARES
   2012*                $10.14       $0.121         $0.374         $0.495      $(0.125)    $   --      $(0.125)
   2011                  10.18        0.256         (0.044)         0.212       (0.252)        --       (0.252)
   2010                   9.98        0.300          0.218          0.518       (0.301)    (0.017)      (0.318)
   2009                   9.78        0.318          0.217          0.535       (0.317)    (0.018)      (0.335)
   2008                   9.68        0.323          0.120          0.443       (0.330)    (0.013)      (0.343)
   2007                   9.77        0.334         (0.045)         0.289       (0.343)    (0.036)      (0.379)
   CLASS B SHARES
   2012*                $10.14       $0.085         $0.387         $0.472      $(0.072)    $   --      $(0.072)
   2011                  10.18        0.186         (0.050)         0.136       (0.176)        --       (0.176)
   2010                   9.98        0.230          0.213          0.443       (0.226)    (0.017)      (0.243)
   2009                   9.77        0.249          0.225          0.474       (0.246)    (0.018)      (0.264)
   2008                   9.67        0.254          0.119          0.373       (0.260)    (0.013)      (0.273)
   2007                   9.76        0.266         (0.044)         0.222       (0.276)    (0.036)      (0.312)
   CLASS C SHARES
   2012*                $10.10       $0.097         $0.376         $0.473      $(0.103)    $   --      $(0.103)
   2011                  10.15        0.209         (0.051)         0.158       (0.208)        --       (0.208)
   2010                   9.95        0.253          0.221          0.474       (0.257)    (0.017)      (0.274)
   2009                   9.76        0.272          0.211          0.483       (0.275)    (0.018)      (0.293)
   2008                   9.66        0.275          0.125          0.400       (0.287)    (0.013)      (0.300)
   2007                   9.75        0.289         (0.046)         0.243       (0.297)    (0.036)      (0.333)
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
   FIDUCIARY SHARES
   2012*                $11.43       $0.159         $0.341         $0.500      $(0.160)    $   --      $(0.160)
   2011                  11.48        0.319         (0.046)         0.273       (0.321)    (0.002)      (0.323)
   2010                  11.20        0.339          0.279          0.618       (0.338)        --       (0.338)
   2009                  10.95        0.371          0.259          0.630       (0.371)    (0.009)      (0.380)
   2008                  10.84        0.420          0.122          0.542       (0.426)    (0.006)      (0.432)
   2007                  10.92        0.433         (0.033)         0.400       (0.441)    (0.039)      (0.480)
   CLASS A SHARES
   2012*                $11.42       $0.144         $0.351         $0.495      $(0.145)    $   --      $(0.145)
   2011                  11.48        0.291         (0.057)         0.234       (0.292)    (0.002)      (0.294)
   2010                  11.20        0.311          0.278          0.589       (0.309)        --       (0.309)
   2009                  10.95        0.343          0.260          0.603       (0.344)    (0.009)      (0.353)
   2008                  10.83        0.391          0.135          0.526       (0.400)    (0.006)      (0.406)
   2007                  10.92        0.405         (0.042)         0.363       (0.414)    (0.039)      (0.453)
   CLASS C SHARES
   2012*                $11.43       $0.118         $0.352         $0.470      $(0.120)    $   --      $(0.120)
   2011                  11.49        0.239         (0.056)         0.183       (0.241)    (0.002)      (0.243)
   2010 (2)              11.40        0.170          0.203          0.373       (0.283)        --       (0.283)
   2008 (3)              11.05        0.058          0.070          0.128       (0.058)        --       (0.058)
   2007                  11.12        0.360         (0.045)         0.315       (0.346)    (0.039)      (0.385)
   2006                  11.44        0.368         (0.230)         0.138       (0.368)    (0.090)      (0.458)
   2005                  11.54        0.381         (0.018)         0.363       (0.375)    (0.088)      (0.463)
   2004 (4)              11.78        0.343         (0.315)         0.028       (0.267)    (0.001)      (0.268)

                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE     RATIO OF
                                       NET                      NET                      NET ASSETS        NET
                                      ASSET                   ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                      VALUE,                    END      OF EXPENSES    FEE WAIVERS      INCOME      PORTFOLIO
                       REDEMPTION      END        TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
                          FEES      OF PERIOD   RETURN****     (000)     NET ASSETS#    OF EXPENSES#   NET ASSETS#      RATE
-------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------
   CLASS A SHARES
   2012*                   $--        $10.51       4.92%      $83,686       0.79%           1.27%         2.33%         17%
   2011                     --         10.14       2.13        78,038       0.79            1.27          2.54          32
   2010                     --         10.18       5.26        76,111       0.78            1.27          2.97          17
   2009                     --          9.98       5.57        48,833       0.77            1.28          3.22          12
   2008                     --          9.78       4.62        28,430       0.75            1.25          3.30          14
   2007                     --          9.68       3.00        27,500       0.74            1.25          3.42           2
   CLASS B SHARES
   2012*                   $--        $10.54       4.68%      $    --       1.48%           1.76%         1.63%         17%
   2011                     --         10.14       1.36            94       1.49            1.77          1.84          32
   2010                     --         10.18       4.49           635       1.48            1.77          2.27          17
   2009                     --          9.98       4.92         1,621       1.47            1.78          2.52          12
   2008                     --          9.77       3.88         3,254       1.46            1.76          2.59          14
   2007                     --          9.67       2.29         4,326       1.44            1.75          2.72           2
   CLASS C SHARES
   2012*                   $--        $10.47       4.71%      $30,784       1.24%           1.52%         1.88%         17%
   2011                     --         10.10       1.59        22,806       1.24            1.52          2.09          32
   2010                     --         10.15       4.82        14,860       1.23            1.52          2.52          17
   2009                     --          9.95       5.03         4,938       1.22            1.53          2.77          12
   2008                     --          9.76       4.18         1,287       1.22            1.52          2.83          14
   2007                     --          9.66       2.52           259       1.19            1.50          2.96           2
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
   FIDUCIARY SHARES
   2012*                   $--        $11.77       4.41%      $77,530       0.52%           1.08%         2.73%          9%
   2011                     --         11.43       2.43        79,902       0.52            1.08          2.81          22
   2010                     --         11.48       5.60        81,121       0.51            1.07          2.99          14
   2009                     --         11.20       5.85        75,000       0.44            1.08          3.35          35
   2008                     --         10.95       5.06        62,883       0.29            1.05          3.82          19
   2007                     --         10.84       3.72        67,896       0.28            1.01          3.95           4
   CLASS A SHARES
   2012*                   $--        $11.77       4.37%      $23,198       0.77%           1.33%         2.48%          9%
   2011                     --         11.42       2.08        23,674       0.77            1.33          2.56          22
   2010                     --         11.48       5.33        22,335       0.76            1.32          2.74          14
   2009                     --         11.20       5.60        19,285       0.69            1.33          3.10          35
   2008                     --         10.95       4.91         7,108       0.54            1.30          3.57          19
   2007                     --         10.83       3.37         3,159       0.53            1.25          3.70           4
   CLASS C SHARES
   2012*                   $--        $11.78       4.13%      $ 6,708       1.22%           1.58%         2.03%          9%
   2011                     --         11.43       1.71         4,161       1.22            1.58          2.11          22
   2010 (2)                 --         11.49       2.25         2,363       1.21**          1.57**        2.29**        14
   2008 (3)                 --         11.12       1.16            --       0.97**          1.43**        3.01**        19***
   2007                     --         11.05       2.86             6       0.97            1.55          3.22           4
   2006                     --         11.12       1.24            25       1.00            1.51          3.27           7
   2005                     --         11.44       3.15            50       1.03            1.59          3.30          14
   2004 (4)                 --         11.54       0.23            --       0.67**          0.67**        4.30**         2

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

  **  ANNUALIZED.

 ***  PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

**** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS BEEN ANNUALIZED.

   +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

   # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND, DIVERSIFIED EQUITY ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND INCOME PLUS ALLOCATION FUND.

 (1)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

 (2) CLASS C SHARES RESUMED OPERATIONS ON DECEMBER 4, 2009, WITH A BEGINNING NET ASSET VALUE PER SHARE OF $11.40.

 (3) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

(4)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 155

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                  DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                   ---------------------------                --------------------
                          NET
                         ASSET                   NET REALIZED                                            TOTAL
                         VALUE,        NET      AND UNREALIZED      TOTAL         NET                    FROM
                       BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                       OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------
   FIDUCIARY SHARES
   2012*                $10.10      $0.105         $(0.008)        $0.097      $(0.117)    $    --     $(0.117)
   2011                  10.12       0.219           0.006          0.225       (0.245)         --      (0.245)
   2010                  10.00       0.269           0.140          0.409       (0.289)         --      (0.289)
   2009                   9.89       0.392           0.111          0.503       (0.393)         --      (0.393)
   2008                   9.82       0.430           0.074          0.504       (0.434)         --      (0.434)
   2007                   9.76       0.406           0.055          0.461       (0.401)         --      (0.401)
   CLASS A SHARES
   2012*                $10.09      $0.091         $(0.008)        $0.083      $(0.103)    $    --     $(0.103)
   2011                  10.10       0.191           0.016          0.207       (0.217)         --      (0.217)
   2010                   9.98       0.240           0.141          0.381       (0.261)         --      (0.261)
   2009                   9.88       0.364           0.104          0.468       (0.368)         --      (0.368)
   2008                   9.81       0.401           0.076          0.477       (0.407)         --      (0.407)
   2007                   9.76       0.365           0.061          0.426       (0.376)         --      (0.376)
   CLASS C SHARES
   2012*                $10.21      $0.069         $(0.010)        $0.059      $(0.079)    $    --     $(0.079)
   2011                  10.22       0.147           0.014          0.161       (0.171)         --      (0.171)
   2010                  10.10       0.197           0.140          0.337       (0.217)         --      (0.217)
   2009                   9.99       0.323           0.112          0.435       (0.325)         --      (0.325)
   2008                   9.91       0.362           0.073          0.435       (0.355)         --      (0.355)
   2007                   9.84       0.334           0.066          0.400       (0.330)         --      (0.330)
-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------
   FIDUCIARY SHARES
   2012*                $10.37      $0.182         $ 0.486         $0.668      $(0.188)    $    --     $(0.188)
   2011 (1)              10.52       0.384          (0.127)         0.257       (0.395)     (0.012)     (0.407)
   CLASS A SHARES
   2012*                $10.37      $0.174          $0.481         $0.655      $(0.175)    $    --     $(0.175)
   2011                  10.52       0.365          (0.134)         0.231       (0.369)     (0.012)     (0.381)
   2010                  10.10       0.359           0.422          0.781       (0.361)         --      (0.361)
   2009 (2)               9.61       0.267           0.481          0.748       (0.258)         --      (0.258)
   2008 (3)              10.35       (0.37)^         (0.74)         (0.37)       (0.37)         --       (0.37)
   2007 (3)              10.49       (0.37)^         (0.14)          0.23        (0.37)         --       (0.37)
   2006 (3)              10.36       (0.37)^          0.13           0.50        (0.37)         --       (0.37)
   CLASS B SHARES
   2012*                $10.36      $0.137         $ 0.479         $0.616      $(0.136)    $    --     $(0.136)
   2011                  10.51       0.293          (0.135)         0.158       (0.296)     (0.012)     (0.308)
   2010                  10.09       0.285           0.423          0.708       (0.288)         --      (0.288)
   2009 (2)               9.60       0.212           0.482          0.694       (0.204)         --      (0.204)
   2008 (3)              10.34       (0.29)^         (0.74)         (0.45)       (0.29)         --       (0.29)
   2007 (3)              10.48       (0.29)^         (0.14)          0.15        (0.29)         --       (0.29)
   2006 (3)              10.35       (0.29)^          0.13           0.42        (0.29)         --       (0.29)
   CLASS C SHARES
   2012*                $10.36      $0.150         $ 0.471         $0.621      $(0.151)    $    --     $(0.151)
   2011                  10.51       0.318          (0.133)         0.185       (0.323)     (0.012)     (0.335)
   2010                  10.09       0.311           0.424          0.735       (0.315)         --      (0.315)
   2009 (2)               9.60       0.216           0.481          0.697       (0.207)         --      (0.207)
   2008 (3)              10.34       (0.29)^         (0.74)         (0.45)       (0.29)         --       (0.29)
   2007 (3)              10.48       (0.30)^         (0.15)          0.15        (0.29)         --       (0.29)
   2006 (3)              10.35       (0.29)^          0.13           0.42        (0.29)         --       (0.29)

                                                                                           RATIO
                                                                                        OF EXPENSES
                                                                                         TO AVERAGE     RATIO OF
                                       NET                      NET                      NET ASSETS        NET
                                      ASSET                   ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                      VALUE,                    END      OF EXPENSES    FEE WAIVERS      INCOME      PORTFOLIO
                       REDEMPTION      END        TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE     TURNOVER
                          FEES      OF PERIOD   RETURN***      (000)     NET ASSETS     OF EXPENSES    NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------------------
--------------------
SHORT TERM BOND FUND
--------------------
   FIDUCIARY SHARES
   2012*                   $--       $10.08       0.97%      $ 94,391       0.64%           0.98%         2.07%         26%
   2011                     --        10.10       2.35         87,476       0.67            0.98          2.17          48
   2010                     --        10.12       4.04         71,122       0.66            0.99          2.67          27
   2009                     --        10.00       5.24         51,471       0.66            1.07          3.99          54
   2008                     --         9.89       5.21         52,958       0.65            0.97          4.33          43
   2007                     --         9.82       4.81         54,638       0.65            0.92          4.13          33
   CLASS A SHARES
   2012*                   $--       $10.07       0.83%      $ 23,374       0.92%           1.23%         1.80%         26%
   2011                     --        10.09       2.07         24,353       0.95            1.23          1.89          48
   2010                     --        10.10       3.86         22,581       0.94            1.24          2.39          27
   2009                     --         9.98       4.88          9,403       0.93            1.32          3.72          54
   2008                     --         9.88       4.93            271       0.93            1.23          4.05          43
   2007                     --         9.81       4.43            153       0.91            1.16          3.72          33
   CLASS C SHARES
   2012*                   $--       $10.19       0.59%      $ 21,154       1.37%           1.48%         1.35%         26%
   2011                     --        10.21       1.59         20,876       1.40            1.48          1.44          48
   2010                     --        10.22       3.37         17,565       1.39            1.49          1.94          27
   2009                     --        10.10       4.47          3,109       1.38            1.57          3.27          54
   2008                     --         9.99       4.44            362       1.37            1.47          3.61          43
   2007                     --         9.91       4.12          1,608       1.36            1.42          3.37          33
-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------
   FIDUCIARY SHARES
   2012*                   $--       $10.85       6.50%      $    439       0.65%           1.06%         3.53%          6%
   2011 (1)                 --        10.37       2.45            282       0.65**          1.06**        3.78*         10
   CLASS A SHARES
   2012*                   $--       $10.85       6.37%      $140,020       0.90%           1.31%         3.28%          6%
   2011                     --        10.37       2.28        130,165       0.90            1.31          3.53          10
   2010                     --        10.52       7.95        146,665       0.90            1.29          3.45          13
   2009 (2)                 --        10.10       7.76        140,399       1.03**          1.28**        3.61**         9
   2008 (3)                 --         9.61      (3.72)       143,533       0.95            1.06          3.59           9
   2007 (3)                 --        10.35       2.24        157,899       0.99            1.04          3.56           9
   2006 (3)                 --        10.49       4.89        154,008       1.08            1.08          3.54           6
   CLASS B SHARES
   2012*                   $--       $10.84       5.99%      $  1,353       1.60%           1.81%         2.58%          6%
   2011                     --        10.36       1.66          2,100       1.60            1.81          2.83          10
   2010                     --        10.51       7.10          2,898       1.60            1.79          2.75          13
   2009 (2)                 --        10.09       7.18          3,142       1.77**          1.98**        2.87**         9
   2008 (3)                 --         9.60      (4.43)         3,319       1.70            1.81          2.84           9
   2007 (3)                 --        10.34       1.51          3,562       1.74            1.79          2.81           9
   2006 (3)                 --        10.48       4.14          3,630       1.83            1.83          2.79           6
   CLASS C SHARES
   2012*                   $--       $10.83       6.04%      $ 13,591       1.35%           1.56%         2.83%          6%
   2011                     --        10.36       1.93         10,831       1.35            1.56          3.08          10
   2010                     --        10.51       7.37         10,157       1.35            1.54          3.00          13
   2009 (2)                 --        10.09       7.22          6,406       1.72**          1.93**        2.92**         9
   2008 (3)                 --         9.60      (4.33)         6,009       1.70            1.81          2.84           9
   2007 (3)                 --        10.34       1.51          6,640       1.74            1.79          2.81           9
   2006 (3)                 --        10.48       4.14          4,631       1.83            1.83          2.79           6

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON AUGUST 3, 2010.

(2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED OCTOBER 31.

        The accompanying notes are an integral part of the financial statements.

156 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2012 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with twenty-seven separate funds. All the series of Highmark Funds included in the Trust, except for Wisconsin Tax-Exempt Fund, are diversified investment companies. The following funds of the Trust are included in these financial statements: Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund (formerly Core Equity Fund), Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund (formerly Small Cap Advantage Fund), Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed-Income Funds"), Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund) and Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund) (collectively, the "Asset Allocation Funds"). The Equity Funds, the Fixed-Income Funds, and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class U Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

                                                           HIGHMARK(R) FUNDS 157

JANUARY 31, 2012 (UNAUDITED)

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval", which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the
                  Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of Level 1, 2 and 3 are based on values at the end of period.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended January 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

A summary of the levels for each of the Fund's investments as of January 31, 2012 is included with each Fund's schedule of investments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities are translated to U.S. dollars at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses are translated to U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the

158 HIGHMARK(R) FUNDS
spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The Funds did not engage in forward contracts during the six months ended January 31, 2012. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the six months ended January 31, 2012, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 1. The unrealized appreciation and depreciation on foreign currency contracts at January 31, 2012, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency contracts for the year ended January 31, 2012, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the coun-terparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obligations except when the Funds enter into repurchase agreements in connection with the reinvestment of security lending collateral, in which case, corporate obligations may also be used as collateral for repurchase agreement investments.

OPTIONS TRANSACTIONS -- In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the six months ended January 31, 2012.

FUTURES CONTRACTS - The Equity Income Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund utilized futures contracts during the six months ended January 31, 2012. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

                                                           HIGHMARK(R) FUNDS 159

JANUARY 31, 2012 (UNAUDITED)

As of January 31, 2012, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund were the only Funds to have open futures contracts. During the six months ended January 31, 2012, the average number of futures contracts outstanding, based on a quarterly average, was 1, 12, 28, 13, 2 and 3 on the Equity Income Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively. The unrealized appreciation and depreciation on futures contracts at January 31, 2012, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts for the six months ended January 31, 2012, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations. The Funds may maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board (the "Trustees") who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation obligation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
------------------------------------------------------------------
                                         FIDUCIARY CLASS
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
Geneva Small Cap Growth       2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Core                2% redemption and   30 days or less
                              exchange fees       after purchase

                                             CLASS A
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
Geneva Small Cap Growth       2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase
Small Cap Core                2% redemption and   30 days or less
                              exchange fees       after purchase

                                             CLASS M
                              -----------------------------------
Cognitive Value               2% redemption and   30 days or less
                              exchange fees       after purchase
International Opportunities   2% redemption and   30 days or less
                              exchange fees       after purchase

For the six months ended January 31, 2012, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund and the Small Cap Core Fund received redemption fees of $610, $455, $488 and $112, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

160 HIGHMARK(R) FUNDS

Balanced ...................................   0.60%
Cognitive Value ............................   0.75% on the first $500 million
                                               0.70% on assets over $500 million
Enhanced Growth ............................   0.75% on the first $500 million
                                               0.70% on the next $500 million
                                               0.65% on assets over $1 billion
Equity Income ..............................   0.55% on the first $100 million
                                               0.50% on the next $400 million
                                               0.45% on assets over $500 million
Geneva Mid Cap Growth ......................   0.75% on the first $250 million
                                               0.70% on the next $250 million
                                               0.65% on assets over $500 million
Geneva Small Cap Growth ....................   1.00% on the first $250 million
                                               0.95% on the next $250 million
                                               0.90% on assets over $500 million
International Opportunities ................   0.75% on the first $1 billion
                                               0.70% on assets over $1 billion
Large Cap Core Equity ......................   0.60%
Large Cap Growth ...........................   0.60%
Large Cap Value ............................   0.60%
NYSE Arca Tech 100 Index ...................   0.50% on the first $50 million
                                               0.30% on the next $200 million
                                               0.25% on the next $250 million
                                               0.20% on assets over $500 million
Small Cap Core .............................   0.95%
Value Momentum .............................   0.60%
Tactical Capital Growth Allocation .........   0.175%
Tactical Growth & Income Allocation ........   0.175%
Bond .......................................   0.50%
California Intermediate Tax-Free Bond ......   0.50%
National Intermediate Tax-Free Bond ........   0.50%
Short Term Bond ............................   0.40%
Wisconsin Tax-Exempt .......................   0.50% on the first $250 million
                                               0.40% on assets over $250 million

Effective December 1, 2011, the Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by a Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) through November 30, 2012 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                 FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS U   CLASS M
                                   SHARES     SHARES    SHARES    SHARES    SHARES   SHARES
                                 ---------   -------   -------   -------   -------   -------
Balanced .....................      0.99%     1.24%     1.84%     1.84%      n/a       n/a
Cognitive Value ..............      1.22      1.47       n/a      2.07       n/a      1.07%
Enhanced Growth ..............      1.20      1.45       n/a      2.05       n/a      1.05
Equity Income ................      0.90      1.15      1.75      1.75       n/a       n/a
Geneva Mid Cap Growth ........      1.13      1.38      1.98      1.98       n/a       n/a
Geneva Small Cap Growth ......      1.37      1.62       n/a      2.22       n/a       n/a
International Opportunities ..      1.27      1.42       n/a      2.12       n/a      1.12
Large Cap Core Equity ........      0.97      1.22      1.82      1.82       n/a       n/a
Large Cap Growth .............      1.02      1.27      1.87      1.87       n/a       n/a
Large Cap Value ..............      1.00      1.25      1.85      1.85       n/a       n/a
NYSE Arca Tech 100 Index .....      0.83      1.08      1.68      1.68       n/a       n/a
Small Cap Core ...............      1.37      1.62       n/a      2.22       n/a       n/a
Value Momentum ...............      1.02      1.27      1.87      1.87      0.87%      n/a
Tactical Capital Growth
   Allocation ................      0.33      0.58       n/a      1.28       n/a       n/a
Tactical Growth & Income
   Allocation ................      0.33      0.58       n/a      1.28       n/a       n/a
Bond .........................      0.72      0.97      1.65      1.40       n/a       n/a
California Intermediate
   Tax-Free Bond .............      0.54      0.79      1.49      1.24       n/a       n/a

                                 FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS U   CLASS M
                                   SHARES     SHARES    SHARES    SHARES    SHARES   SHARES
                                 ---------   -------   -------   -------   -------   -------
National Intermediate
   Tax-Free Bond .............      0.52%     0.77%      n/a       1.22%     n/a       n/a
Short Term Bond ..............      0.60      0.85       n/a       1.30      n/a       n/a
Wisconsin Tax-Exempt .........      0.65      0.90      1.60%      1.35      n/a       n/a

n/a -- not applicable

Effective August 1, 2011 through November 30, 2011, the Adviser contractually agreed to reduce its fees (excluding Excluded Costs) and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                 FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS U   CLASS M
                                   SHARES    SHARES    SHARES    SHARES     SHARES    SHARES
                                 ---------   -------   -------   -------   -------   -------
Balanced .....................      0.99%     1.24%     1.84%     1.84%      n/a       n/a
Cognitive Value ..............      1.22      1.47       n/a      2.07       n/a      1.07%
Enhanced Growth ..............      1.20      1.45       n/a      2.05       n/a      1.05
Equity Income ................      0.90      1.15      1.75      1.75       n/a       n/a
Geneva Mid Cap Growth ........      1.13      1.38      1.98      1.98       n/a       n/a
Geneva Small Cap Growth ......      1.37      1.62       n/a      2.22       n/a       n/a
International Opportunities ..      1.47      1.62       n/a      2.32       n/a      1.32
Large Cap Core Equity ........      1.00      1.25      1.85      1.85       n/a       n/a
Large Cap Growth .............      1.02      1.27      1.87      1.87       n/a       n/a
Large Cap Value ..............      1.00      1.25      1.85      1.85       n/a       n/a
NYSE Arca Tech 100 Index .....      0.83      1.08      1.68      1.68       n/a       n/a
Small Cap Core ...............      1.37      1.62       n/a      2.22       n/a       n/a
Value Momentum ...............      1.02      1.27      1.87      1.87      0.87%      n/a
Tactical Capital Growth
   Allocation ................      0.33      0.58       n/a      1.28       n/a       n/a
Tactical Growth & Income
   Allocation ................      0.33      0.58       n/a      1.28       n/a       n/a
Bond .........................      0.79      1.04      1.72      1.47       n/a       n/a
California Intermediate
   Tax-Free Bond .............      0.54      0.79      1.49      1.24       n/a       n/a
National Intermediate
   Tax-Free Bond .............      0.52      0.77       n/a      1.22       n/a       n/a
Short Term Bond ..............      0.70      0.95       n/a      1.40       n/a       n/a
Wisconsin Tax-Exempt .........      0.65      0.90      1.60      1.35       n/a       n/a

*     Class U Shares were effective October 7, 2011.

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment could reduce a Fund's future total return. For the six months ended January 31, 2012, the Funds did not recoup any fees or expenses.

On January 31, 2012, the amounts subject to possible future recoupment under the Funds' expense limitation agreement are as follows:

                                                 EXPIRING   EXPIRING   EXPIRING
                                                   2013       2014       2015
                                                 --------   --------   --------
Balanced .....................                   $ 73,760   $115,433   $ 61,955
Cognitive Value ..............                          -      9,308     12,733
Enhanced Growth ..............                      3,996     28,031     25,268

                                                           HIGHMARK(R) FUNDS 161

JANUARY 31, 2012 (UNAUDITED)

                                            EXPIRING   EXPIRING   EXPIRING
                                              2013       2014       2015
                                            --------   --------   --------
Equity Income ...........................   $ 73,275   $126,695   $ 67,493
Geneva Mid Cap Growth ...................    122,334    210,531     65,284
Geneva Small Cap Growth .................     47,565     89,482     51,360
Large Cap Core Equity ...................     48,012     79,695     51,536
Large Cap Growth ........................     66,315    104,813     60,446
Large Cap Value .........................     93,692    101,382     65,261
NYSE Arca Tech 100 Index ................     68,245    185,874    114,154
Small Cap Core ..........................     48,889     78,535     30,587
Value Momentum ..........................      6,388     27,483     30,612
Tactical Capital Growth Allocation ......    113,246    178,836     93,247
Tactical Growth & Income Allocation .....     99,056    168,054     92,337
Bond ....................................     53,629    133,816    114,183
California Intermediate Tax-Free Bond ...    334,529    628,741    328,151
National Intermediate Tax-Free Bond .....    239,461    391,114    193,511
Short Term Bond .........................     57,114    105,854     75,872
Wisconsin Tax-Exempt ....................    200,279    322,056    160,006

A Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

Effective June 1, 2011, the Adviser and Bailard, Inc. ("Bailard") are parties to an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.35% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Effective December 1, 2011, Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $1 billion and 0.350% of the daily net assets over $1 billion of the International Opportunities Fund. Prior to December 1, 2011, Bailard was entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.45% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.4% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee. Previously, Bailard had an investment sub-advisory agreement, with the same pre-December 1, 2011 compensation structure disclosed above, with the Adviser from April 3, 2006 to May 31, 2011.

Effective October 8, 2010, the Adviser and Ziegler Lotsoff Capital Management, LLC ("Ziegler") entered into a new investment sub-advisory agreement relating to the Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Equity Income Fund.

Effective October 18, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 17, 2010 relating to the NYSE Arca Tech 100 Index Fund.

Effective October 8, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Wisconsin Tax-Exempt Fund.

162 HIGHMARK(R) FUNDS

The Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

The Administrator and HighMark are parties to an administrative services agreement (the "Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the six months ended January 31, 2012, the Sub-Administrator earned sub-administration fees in the amount of $347,052.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, LLC (formerly known as HighMark Funds Distributors, Inc.) (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors LLC (formerly known as BNY Mellon Distributors Inc.), and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares and 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wisconsin Tax-Exempt Fund), which may be used by the Distributor to provide compensation for sales support and distribution activities.

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, which may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2012. For the six months ended January 31, 2012, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,193,261, which is included in the shareholder servicing fees and the related waivers on the statement of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                        CLASS A
                                                                        SHARES*
                                                                        -------
Balanced ............................................................    5.50%
Cognitive Value .....................................................    5.50
Enhanced Growth .....................................................    5.50
Equity Income .......................................................    5.50
Geneva Mid Cap Growth ...............................................    5.50
Geneva Small Cap Growth .............................................    5.50
International Opportunities .........................................    5.50
Large Cap Core Equity ...............................................    5.50
Large Cap Growth ....................................................    5.50
Large Cap Value .....................................................    5.50
NYSE Arca Tech 100 Index ............................................    5.50
Small Cap Core ......................................................    5.50
Value Momentum ......................................................    5.50
Tactical Capital Growth Allocation ..................................    5.50
Tactical Growth & Income Allocation .................................    5.50
Bond ................................................................    2.25
California Intermediate Tax-Free Bond ...............................    2.25

                                                           HIGHMARK(R) FUNDS 163

JANUARY 31, 2012 (UNAUDITED)

                                                                      CLASS A
                                                                      SHARES*
                                                                    -----------
National Intermediate Tax-Free Bond .............................       2.25%
Short Term Bond .................................................       2.25
Wisconsin Tax-Exempt ............................................       2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A CDSC is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                  YEARS SINCE                       CONTINGENT DEFERRED
                 PURCHASE MADE                         SALES CHARGE
                 ------------------------------------------------------
                      First .....................             5%
                      Second ....................             4%
                      Third .....................             3%
                      Fourth ....................             3%
                      Fifth .....................             2%
                      Sixth .....................             1%
                      Seventh and Eighth ........            None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed-Income Funds, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2012 are as follows:

                                                      INVESTMENT SECURITIES
                                                  -----------------------------
                                                     PURCHASES        SALES
                                                  -------------  --------------
Balanced ......................................   $   5,756,598  $    7,231,779
Cognitive Value ...............................     104,957,305     111,564,179
Enhanced Growth ...............................       4,848,635      15,907,543
Equity Income .................................       9,848,828       6,791,955
Geneva Mid Cap Growth .........................     146,134,622      39,935,331
Geneva Small Cap Growth .......................      10,805,758       4,894,153
International Opportunities ...................     115,825,003     128,288,734
Large Cap Core Equity .........................      28,569,208      34,870,602
Large Cap Growth ..............................      25,873,705      31,471,884
Large Cap Value ...............................       6,265,519      31,984,449
NYSE Arca Tech 100 Index ......................      10,404,383      23,961,408
Small Cap Core ................................      37,857,593      44,092,564
Value Momentum ................................      48,384,663      60,554,255
Tactical Capital Growth Allocation ............      11,812,774      14,104,304
Tactical Growth & Income Allocation ...........      20,461,034      24,416,271
Bond ..........................................      57,893,369      57,785,590
California Intermediate Tax-Free Bond .........      55,337,864      39,457,396
National Intermediate Tax-Free Bond ...........      10,518,738       9,610,762

                                                INVESTMENT SECURITIES
                                             ---------------------------
                                               PURCHASES         SALES
                                             ------------    ------------
Short Term Bond ........................     $ 35,258,001    $ 28,081,774
Wisconsin Tax-Exempt ...................        9,105,777       9,769,563

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed-Income Funds for the six months ended January 31, 2012 are as follows:

                                                 INVESTMENT SECURITIES
                                             ----------------------------
                                               PURCHASES         SALES
                                             ------------    ------------
Balanced ...............................     $    128,305    $    667,293
Bond ...................................       14,459,147      14,456,789
Short Term Bond ........................        5,854,607       6,146,324

Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(2) of the 1940 Act. A summary of the investment and income activity in each affiliated registered investment company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                        TACTICAL CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------------
                                                                REALIZED   INCOME FROM
AFFILIATED REGISTERED                                            GAINS     AFFILIATED
INVESTMENT COMPANY               SUBSCRIPTIONS   REDEMPTIONS   (LOSSES)    INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
Cognitive Value ..............   $     996,957   $   239,828   $ (15,624)  $    14,705
Enhanced Growth ..............              --       231,243      45,526            --
Equity Income ................       1,161,513        17,163         (94)        5,272
Geneva Mid Cap
   Growth ....................         675,670       196,031      94,952            --
Geneva Small Cap
   Growth ....................         753,839       328,586      71,244            --
International
   Opportunities .............       1,503,514       957,178      58,013       178,144
Large Cap Core
   Equity (1) ................       4,918,173     7,707,740    (255,451)       59,221
Large Cap Growth .............         209,757       852,857     (33,670)        3,534
Large Cap Value ..............         484,997     2,727,998    (681,889)       50,305
NYSE Arca Tech 100
   Index .....................         173,990        63,131       8,939            --
Small Cap Core (1) ...........       1,121,715     1,532,187     306,170            --
Value Momentum ...............       1,106,413       350,275     (13,211)       13,194
Bond .........................         234,457       454,304       8,039           857
Short Term Bond ..............         862,907     1,083,783      18,081        29,648
Diversified Money
   Market ....................         603,300       603,300          --            --
                                 -------------   -----------   ---------   -----------
TOTAL: .......................   $ 14,807,202    $17,345,604   $(388,975)  $   354,880)
                                 =============   ===========   =========   ===========

                        TACTICAL GROWTH & INCOME ALLOCATION
--------------------------------------------------------------------------------------
                                                               REALIZED    INCOME FROM
AFFILIATED REGISTERED                                           GAINS       AFFILIATED
INVESTMENT COMPANY               SUBSCRIPTIONS   REDEMPTIONS   (LOSSES)    INVESTMENTS
------------------------------   -------------   -----------   ---------   -----------
Cognitive Value ..............   $   1,343,000   $   451,059   $ (35,788)  $    15,793
Enhanced Growth ..............          61,577       185,455      34,164            --
Equity Income ................       1,197,996        20,821       1,213         5,599
Geneva Mid Cap
   Growth ....................       1,208,271       313,076     150,755            --
Geneva Small Cap
   Growth ....................       1,000,829       478,786      65,285            --
International
   Opportunities .............       3,019,030     1,334,407     (75,549)      195,462
Large Cap Core
   Equity (1) ................       4,242,137     5,585,504     763,073        53,158
Large Cap Growth .............         186,596       869,826     260,194         3,814
Large Cap Value ..............       1,891,278     2,634,567     259,718        51,243
NYSE Arca Tech 100
   Index .....................         205,349        36,741       5,091            --
Small Cap Core (1) ...........       2,507,483     1,956,137     606,169         5,355

164 HIGHMARK(R) FUNDS

                           TACTICAL GROWTH & INCOME ALLOCATION (CONTINUED)
--------------------------------------------------------------------------------------
                                                               REALIZED    INCOME FROM
AFFILIATED REGISTERED                                            GAINS     AFFILIATED
INVESTMENT COMPANY               SUBSCRIPTIONS   REDEMPTIONS   (LOSSES)    INVESTMENTS
-----------------------------    -------------   -----------   ---------   -----------
Value Momentum ...............   $   1,234,462   $   479,555   $  (32,093)  $    6,716
Bond .........................       1,252,082     3,789,029      182,354       78,389
Short Term Bond ..............       1,705,746     5,241,088       31,120       91,368
Diversified Money Market .....          17,902        17,902           --           --
                                 -------------   -----------   ----------   ----------
TOTAL:                           $  21,073,738   $23,393,953   $2,215,706   $  506,897
                                 =============   ===========   ==========   ==========

(1) Includes values in connection with the Reorganization (see Note 8). Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2011 and July 31, 2010 were as follows:

                                                    LONG-TERM     RETURN
                        TAX-EXEMPT     ORDINARY      CAPITAL        OF
                          INCOME      INCOME (1)      GAIN       CAPITAL      TOTAL
                        ----------   -----------   -----------   --------   ---------
Balanced
   2011 ..............  $       --   $   393,280   $        --   $     --   $  393,280
   2010 ..............          --       308,084            --         --      308,084
Cognitive Value
   2011 ..............          --     1,222,687            --         --    1,222,687
   2010 ..............          --       615,000            --         --      615,000

                                                    LONG-TERM     RETURN
                         TAX-EXEMPT   ORDINARY       CAPITAL       OF
                           INCOME     INCOME (1)       GAIN       CAPITAL     TOTAL
                        ----------   -----------   -----------   --------   ----------
Enhanced Growth
   2011 ..............  $       --   $        --   $        --   $     --   $       --
   2010 ..............          --       109,185            --         --      109,185
Equity Income
   2011 ..............          --       490,028            --         --      490,028
   2010 ..............          --       359,452            --         --      359,452
Geneva Mid
   Cap Growth
   2011 ..............          --            --       366,455         --      366,455
   2010 ..............          --            --            --         --           --
Geneva Small
   Cap Growth
   2011 ..............          --       228,722       268,310         --      497,032
   2010 ..............          --            --            --         --           --
International
   Opportunities
   2011 ..............          --     4,902,880            --         --    4,902,880
   2010 ..............          --     5,341,844            --         --    5,341,844
Large Cap Core Equity
   2011 ..............          --       694,987            --         --      694,987
   2010 ..............          --       697,080            --         --      697,080
Large Cap Growth
   2011 ..............          --       962,853            --         --       962,853
   2010 ..............          --       713,819            --         --       713,819
Large Cap Value
   2011 ..............          --     2,151,872            --         --    2,151,872
   2010 ..............          --     2,156,204            --         --    2,156,204
Small Cap Core
   2011 ..............          --            --            --         --           --
   2010 ..............          --        97,082            --         --       97,082
Value Momentum
   2011 ..............          --     6,256,107       71,499          --    6,327,606
   2010 ..............          --     3,643,504            --         --    3,643,504
Tactical Capital Growth
   Allocation
   2011 ..............          --       207,318            --         --      207,318
   2010 ..............          --       236,914            --         --      236,914
Tactical Growth &
   Allocation
   2011 ..............          --       445,253            --         --      445,253
   2010 ..............          --       444,506            --         --      444,506
Bond
   2011 ..............          --    13,824,027     3,048,333         --   16,872,360
   2010 ..............          --    14,907,264            --         --   14,907,264
California
   Intermediate
   Tax-Free Bond
   2011 ..............   5,722,725            --            --         --    5,722,725
   2010 ..............   5,333,413            21       274,537         --    5,607,971
National
   Intermediate
   Tax-Free Bond
   2011 ..............   2,986,280            --        14,144         --    3,000,424
   2010 ..............   2,903,362            --            --         --    2,903,362
Short Term Bond
   2011 ..............          --     2,936,807            --         --    2,936,807
   2010 ..............          --     2,503,369            --         --    2,503,369
Wisconsin
   Tax-Exempt
   2011 ..............   5,355,376         8,551       181,311         --    5,545,238
   2010 ..............   5,298,364        21,671         4,609         --    5,324,644

(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Amounts designated as "--" are $0.

As of July 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                           TOTAL
                                                                                                                       DISTRIBUTABLE
                    UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL      POST-      UNREALIZED      OTHER         EARNINGS
                      ORDINARY      TAX-EXEMPT      LONG-TERM        LOSS       OCTOBER    APPRECIATION    TEMPORARY    (ACCUMULATED
                       INCOME         INCOME      CAPITAL GAIN   CARRYFORWARD   LOSSES    (DEPRECIATION)  DIFFERENCES      LOSSES)
                    -------------  -------------  -------------  ------------  ---------  --------------  -----------  -------------
Balanced .........  $      12,964  $          --  $          --  $   (816,997) $      --  $    3,799,602  $        --  $   2,995,569
Cognitive
   Value .........        358,505             --             --    (2,838,432)        --       4,357,674           --      1,877,747
Enhanced
   Growth ........             --             --             --   (14,638,786)        --      27,903,041           --     13,264,255

                                                           HIGHMARK(R) FUNDS 165

JANUARY 31, 2012 (UNAUDITED)

                                                                                                                          TOTAL
                                                                                                                      DISTRIBUTABLE
                    UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED     CAPITAL      POST-        UNREALIZED       OTHER       EARNINGS
                      ORDINARY     TAX-EXEMPT      LONG-TERM       LOSS       OCTOBER      APPRECIATION    TEMPORARY   (ACCUMULATED
                       INCOME        INCOME      CAPITAL GAIN  CARRYFORWARD    LOSSES     (DEPRECIATION)  DIFFERENCES     LOSSES)
                    ------------- ------------- ------------- -------------  ----------  ---------------  ----------- --------------
Equity Income ..... $      18,552 $          -- $          -- $  (8,985,533) $       --  $     2,151,102  $        --  $ (6,815,879)
Geveva Mid Cap
  Growth ..........            --            --    10,291,995            --          --      101,842,810           --   112,134,805
Geneva Small
  Cap Growth ......            --            --       847,232            --          --        3,091,703           --     3,938,935
International
 Opportunities ....     6,174,887            --            --   (44,679,388)   (229,810)      38,310,867           --      (423,444)
Large Cap Core
  Equity ..........        10,804            --            --   (19,119,596)         --        2,872,393           --   (16,236,399)
Large Cap
  Growth ..........        87,672            --            --   (15,600,344)         --       17,624,198           --     2,111,526
Large Cap Value ...            --            --            --   (43,462,075)     (2,497)        (304,162)          --   (43,768,734)
NYSE Arca Tech
  100 Index .......            --            --            --  (113,784,132)         --       65,767,201           --   (48,016,931)
Small Cap Core ....            --            --            --    (5,389,265)         --        4,909,247           --      (480,018)
Value Momentum ....            --            --     9,567,890    (1,220,212)     (3,755)      48,836,279           --    57,180,202
Tactical Capital
  Growth
  Allocation ......        49,148            --            --    (9,512,056)    (16,487)         276,829           --    (9,202,566)
Tactical Growth
  & Income
  Allocation ......        54,908            --            --    (5,688,948)         --          614,975           --    (5,019,065)
Bond ..............     1,553,937            --     5,475,656            --          --       18,692,671           --    25,722,264
California
  Intermediate
  Tax-Free
  Bond ............            --       102,513            --        (4,425)   (111,322)       7,169,941           --     7,156,707
National
  Intermediate
  Tax-Free
  Bond ............            --        11,546            --            --          --        4,646,715           --     4,658,261
Short Term Bond ...        16,757            --            --      (233,426)         --        1,712,396           --     1,495,727
Wisconsin
  Tax-Exempt ......            --        13,825            --            --    (438,670)       2,495,388           --     2,070,543

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through July 31, 2011, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                        2012     2013        2014        2015         2016         2017        2018         2019         TOTAL
                      -------  --------  -----------  ----------  -----------  -----------  -----------  -----------  ------------
Balanced ...........  $    --  $     --  $        --  $       --  $        --  $        --  $   816,997  $        --  $    816,997
Cognitive Value ....       --        --           --          --           --           --    2,838,432           --     2,838,432
Enhanced Growth ....   60,191   761,621           --          --           --    2,060,779   11,756,195           --    14,638,786
Equity Income ......       --        --           --          --    4,909,034    3,822,036      254,463           --     8,985,533
International
   Opportunities ...       --        --           --          --           --   10,968,850   33,710,538           --    44,679,388
Large Cap Core
   Equity ..........       --        --           --          --           --    6,886,471   12,233,125           --    19,119,596
Large Cap Growth ...       --        --           --          --      943,708*  10,266,788    4,389,848           --    15,600,344
Large Cap Value ....       --        --           --   1,573,100*     393,275*  21,011,655   20,484,045           --    43,462,075
NYSE Arca Tech
   100 Index .......       --        --   44,147,742  38,357,084   14,282,341   16,996,965           --           --   113,784,132
Small Cap Core .....       --        --           --          --           --      191,551    5,197,714           --     5,389,265
Value Momentum .....       --        --           --     159,199*   1,061,013*          --           --           --     1,220,212
Tactical
   Capital
   Growth
   Allocation ......       --        --           --          --           --    2,232,328    4,958,426    2,321,302     9,512,056
Tactical Growth
   & Income
   Allocation ......       --        --           --          --           --      936,922    4,096,549      655,477     5,688,948
California
   Intermediate
   Tax-Free Bond ...       --        --           --          --           --           --           --        4,425         4,425
Short Term Bond ....       --        --           --          --           --           --      233,426           --       233,426

* Capital loss carryforward amount was inherited from a merging Fund and may be subject to IRS limitations in a given year.

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

166 HIGHMARK(R) FUNDS

During the year ended July 31, 2011, capital loss carryforwards that were utilized and/or expired are as follows:

Balanced ........................................................   $ 1,564,968
Cognitive Value .................................................    20,075,125
Enhanced Growth .................................................     2,490,659
Equity Income ...................................................       524,898
Geneva Mid Cap Growth ...........................................     2,277,681
International Opportunities .....................................    27,504,572
Large Cap Core Equity ...........................................     4,868,905
Large Cap Growth ................................................    39,025,017
Large Cap Value .................................................     1,921,863
NYSE Arca Tech 100 Index ........................................     9,992,076
Small Cap Core ..................................................     4,958,805
Value Momentum ..................................................    15,858,944
Short Term Bond .................................................        32,767

At January 31, 2012, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                NET
                                              FEDERAL                                      APPRECIATION
                                             TAX COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                           ------------   -------------   ------------   ---------------
Balanced ...............................   $ 19,860,109   $   3,881,308   $   (224,472)  $     3,656,836
Cognitive Value ........................     76,040,260      12,124,423       (657,022)       11,467,401
Enhanced Growth ........................     53,945,698      31,514,120     (3,347,788)       28,166,332
Equity Income ..........................     19,390,419       3,318,868       (189,896)        3,128,972
Geneva Mid Cap Growth ..................    464,862,392     137,362,892     (4,973,369)      132,389,523
Geneva Small Cap Growth ................     26,439,654       4,717,110       (395,557)        4,321,553
International Opportunities ............    186,416,330      27,323,765     (9,871,948)       17,451,817
Large Cap Core Equity ..................     59,961,420       8,474,423     (1,828,539)        6,645,884
Large Cap Growth .......................     56,859,758      17,372,548       (399,629)       16,972,919
Large Cap Value ........................     66,679,065       6,338,639     (6,985,980)         (647,341)
NYSE Arca Tech 100 Index ...............    121,155,757      85,750,931     (8,880,304)       76,870,627
Small Cap Core .........................     55,817,696       9,825,429     (1,385,989)        8,439,440
Value Momentum .........................    259,757,029      48,149,436     (9,876,478)       38,272,958
Tactical Capital Growth Allocation .....     45,760,099       3,442,092       (441,534)        3,000,558
Tactical Growth & Income Allocation ....     60,664,980       3,167,754       (319,970)        2,847,784
Bond ...................................    358,224,922      27,836,203     (4,298,752)       23,537,451
California Intermediate Tax-Free Bond ..    230,305,372      15,840,361        (25,090)       15,815,271
National Intermediate Tax-Free Bond ....     98,162,196       7,831,016         (7,957)        7,823,059
Short Term Bond ........................    135,538,550       2,123,662       (730,658)        1,393,004
Wisconsin Tax-Exempt ...................    144,468,636       9,157,950        (29,863)        9,128,087

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the period ended January 31, 2012, securities lending income, net of Custodian rebates, is $15,458. Security lending income, netted of Custodian rebates and fees, is listed in the statement of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2012 and the net income after Custodian rebates and fees generated from the program during the period ended January 31, 2012, with respect to such loans are as follows:

                       MARKET VALUE     MARKET     INCOME RECEIVED
                      OF SECURITIES    VALUE OF    FROM SECURITIES
                          LOANED      COLLATERAL       LENDING
                      -------------   ----------   ---------------
International
   Opportunities ..   $     573,210   $  635,580   $        10,404

                                                           HIGHMARK(R) FUNDS 167

JANUARY 31, 2012 (UNAUDITED)

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. FUND REORGANIZATION

On September 1, 2011, the Trust's Board of Trustees approved plans of reorganization which provided for the transfer of all of the assets and liabilities of the HighMark Fundamental Equity Fund ("Fundamental Equity Fund"), the HighMark Small Cap Value Fund ("Small Cap Value Fund"), the HighMark Diversified Equity Allocation Fund ("Diversified Equity Allocation Fund") and the HighMark Income Plus Allocation Fund ("Income Plus Allocation Fund"), collectively the Merging Funds, for shares of the HighMark Large Cap Core Equity Fund ("Large Cap Core Equity Fund"), the HighMark Small Cap Core Fund ("Small Cap Core Fund"), the HighMark Tactical Capital Growth Allocation Fund ("Tactical Capital Growth Allocation Fund") and the HighMark Tactical Growth & Income Allocation Fund ("Tactical Growth & Income Allocation Fund"), collectively the Acquiring Funds, respectively. The consummation of the reorganizations took place on October 28, 2011.

                                                                   CLASS F    CLASS F    CLASS A    CLASS A    CLASS C    CLASS C
                                                                   SHARES    NET ASSET   SHARES    NET ASSET   SHARES    NET ASSET
MERGING FUNDS                              ACQUIRING FUNDS         ISSUED      VALUE     ISSUED      VALUE     ISSUED      VALUE
----------------------------------   --------------------------   ---------  ---------  ---------  ---------  ---------  ---------
Fundamental Equity Fund              Large Cap Core Equity Fund   1,836,177  $    8.44  4,544,217  $    8.42  3,269,150  $    8.19
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund *               Small Cap Core Fund          1,458,617  $   18.06    663,271  $   17.91    232,398  $   17.47
-----------------------------------------------------------------------------------------------------------------------------------
                                     Tactical Capital Growth
Diversified Equity Allocation Fund   Allocation Fund                 21,079  $   20.68    152,654  $   20.66    270,025  $   20.44
-----------------------------------------------------------------------------------------------------------------------------------
                                     Tactical Growth &
Income Plus Allocation Fund          Income Allocation Fund          17,234  $   21.20    362,847  $   21.13    387,105  $   21.01
-----------------------------------------------------------------------------------------------------------------------------------

* This Fund had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares.

The conversion ratios for each Share class issued in the reorganization were as follows:

MERGING FUNDS                             ACQUIRING FUNDS         CLASS F   CLASS A   CLASS B*   CLASS C
----------------------------------   --------------------------   -------   -------   --------   -------
Fundamental Equity Fund              Large Cap Core Equity Fund    2.4152    2.4112        N/A    2.4739
---------------------------------------------------------------------------------------------------------
Small Cap Value Fund *               Small Cap Core Fund           0.7275    0.7147     0.6797    0.6865
---------------------------------------------------------------------------------------------------------
                                     Tactical Capital Growth
Diversified Equity Allocation Fund   Allocation Fund               0.8681    0.8669        N/A    0.8586
---------------------------------------------------------------------------------------------------------
                                     Tactical Growth & Income
Income Plus Allocation Fund          Allocation Fund               0.9399    0.9434        N/A    0.9421
---------------------------------------------------------------------------------------------------------

*     Class B shares were exchanged for Class A shares.

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the consummation of the reorganization:

                                                                                     SHARES       UNREALIZED
MERGING FUND/ACQUIRING FUND                                          NET ASSETS    OUTSTANDING    APP/(DEP)
-----------------------------                                       ------------   -----------   -----------
Fundamental Equity Fund (before reorganization)                     $ 15,568,306       763,465   $ 1,851,290
Large Cap Core Equity Fund (before reorganization)                    53,946,635     6,392,682           N/A
Large Cap Core Equity Fund (after reorganization)                     69,514,941     8,236,643           N/A
-------------------------------------------------------------------------------------------------------------
Small Cap Value Fund (before reorganization)                          42,281,601     3,273,200    (4,223,966)
Small Cap Core Fund (before reorganization)                           27,032,261     1,497,360           N/A
Small Cap Core Fund (after reorganization)                            69,313,862     3,851,647           N/A
-------------------------------------------------------------------------------------------------------------
Diversified Equity Allocation Fund (before reorganization)             9,110,686       514,867      (411,625)
Tactical Capital Growth Allocation Fund (before reorganization)       40,958,109     1,990,590           N/A
Tactical Capital Growth Allocation Fund (after reorganization)        50,068,794     2,434,347           N/A
-------------------------------------------------------------------------------------------------------------
Income Plus Allocation Fund (before reorganization)                   16,163,124       813,848       493,861
Tactical Growth & Income Allocation Fund (before reorganization)      49,458,645     2,346,103           N/A
Tactical Growth & Income Allocation Fund (after reorganization)       65,621,769     3,113,289           N/A

168 HIGHMARK(R) FUNDS

9. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS's. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events that would require disclosure in or adjustment to the financial statements with the exception of the following:

The Bank of New York Mellon Corporation ("BNY Mellon") recently announced that it has agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (including the Distributor) to Foreside Distributors, a subsidiary of Foreside Financial Group (the "Transaction"). Subject to any necessary approvals, the Transaction is anticipated to close on or about April 1, 2012. Upon the closing of the Transaction, BNY Mellon Distributors will become an indirect, wholly owned subsidiary of Foreside Financial Group, and it is anticipated will be named Foreside Funds Distributors LLC.

On March 16, 2012, the shareholders of the Large Cap Value Fund (the "Fund") approved the reorganization of the Fund into the Value Momentum Fund. This reorganization is expected to be completed on or around March 26, 2012.

The Trust's Board of Trustees approved the name change of the Value Momentum Fund to the Value Fund effective March 26, 2012.

                                                           HIGHMARK(R) FUNDS 169

FUND INFORMATION (UNAUDITED)
JANUARY 31, 2012 (UNAUDITED)

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are
(i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
(iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                                CUSIP     TICKER   FUND #
BALANCED                                          431114792    HMBAX     491
COGNITIVE VALUE                                   431112390    HCLFX    2209
ENHANCED GROWTH                                   431112358    HEGFX    2210
EQUITY INCOME                                     431113109    NJPFX    2643
GENEVA MID CAP GROWTH                             431113505    PNMFX    2647
GENEVA SMALL CAP GROWTH                           431113885    HGFSX    2650
INTERNATIONAL OPPORTUNITIES                       431112341    HIOFX    2211
LARGE CAP CORE EQUITY                             431112788    HMCFX    1627
LARGE CAP GROWTH                                  431114818    HMGRX     492
LARGE CAP VALUE                                   431114206    HMIEX     490
NYSE ARCA TECH 100 INDEX                          431113844    PTSFX    2654
SMALL CAP CORE                                    431112465    HSAFX    2214
VALUE MOMENTUM                                    431114677    HMVMX     871
TACTICAL CAPITAL GROWTH ALLOCATION                431112283    HGAFX    2198
TACTICAL GROWTH & INCOME ALLOCATION               431112325    HGIFX    2197
BOND                                              431114305    HMBDX     489
CALIFORNIA INTERMEDIATE TAX-FREE BOND             431114644    HMITX     847
NATIONAL INTERMEDIATE TAX-FREE BOND               431112655    HMNTX    1600
SHORT TERM BOND                                   431112549    HMSFX    1506
WISCONSIN TAX-EXEMPT                              431113794    WTEFX    2658

170 HIGHMARK(R) FUNDS

                            RETAIL SHARES INFORMATION

FUND                                               CUSIP     TICKER   FUND #
BALANCED
   CLASS A SHARES                                431114776    HMBRX      480
   CLASS B SHARES                                431114545    HMBBX      452
   CLASS C SHARES                                431112887    HMBCX     1760

COGNITIVE VALUE
   CLASS A SHARES                                431112432    HCLAX     2203
   CLASS C SHARES                                431112424    HCLCX     2206

ENHANCED GROWTH
   CLASS A SHARES                                431112382    HEHAX     2204
   CLASS C SHARES                                431112374    HEGCX     2207

EQUITY INCOME
   CLASS A SHARES                                431113208    NJPAX     2640
   CLASS B SHARES                                431113307    NJPBX     2641
   CLASS C SHARES                                431113406    NJPCX     2642

GENEVA MID CAP GROWTH
   CLASS A SHARES                                431113604    PNMAX     2644
   CLASS B SHARES                                431113703    PNMBX     2645
   CLASS C SHARES                                431113802    MGPCX     2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                                431113877    HGASX     2648
   CLASS C SHARES                                431113851    HGCSX     2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                                431112481    HIOAX     2205
   CLASS C SHARES                                431112473    HITCX     2208

LARGE CAP CORE EQUITY
   CLASS A SHARES                                431112770    HCEAX     1626
   CLASS B SHARES                                431112762    HCEBX     1628
   CLASS C SHARES                                431112754    HCECX     1632

LARGE CAP GROWTH
   CLASS A SHARES                                431114768    HMRGX      481
   CLASS B SHARES                                431114511    HMGBX      455
   CLASS C SHARES                                431112879    HGRCX     1755

LARGE CAP VALUE
   CLASS A SHARES                                431114784    HMERX      479
   CLASS B SHARES                                431114537    HIEBX      457
   CLASS C SHARES                                431112861    HIECX     1754

                                                           HIGHMARK(R) FUNDS 171

FUND INFORMATION (UNAUDITED) (CONCLUDED)
JANUARY 31, 2012

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                               CUSIP     TICKER   FUND #
NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                                431113836    PPTIX    2651
   CLASS B SHARES                                431113828    PSEBX    2652
   CLASS C SHARES                                431113810    PTICX    2653

SMALL CAP CORE
   CLASS A SHARES                                431112457    HSAAX    2212
   CLASS C SHARES                                431112440    HSCAX    2213

VALUE MOMENTUM
   CLASS A SHARES                                431114628    HMVLX     870
   CLASS B SHARES                                431114529    HVMBX     456
   CLASS C SHARES                                431112812    HVMCX    1753

TACTICAL CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                                431112564    HMAAX    1494
   CLASS C SHARES                                431112556    HMACX    1497

TACTICAL GROWTH & INCOME ALLOCATION
   CLASS A SHARES                                431112580    HMRAX    1493
   CLASS C SHARES                                431112572    HMRCX    1496

BOND
   CLASS A SHARES                                431114743    HMRBX     478
   CLASS B SHARES                                431112747    HBDBX    1090
   CLASS C SHARES                                431112648    HBDCX    1492

CALIFORNIA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                                431114578    HMCIX     846
   CLASS B SHARES                                431112796    HCABX    1761
   CLASS C SHARES                                431112630    HCTCX    1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                                431112663    HMNFX    1598
   CLASS C SHARES                                431112622    HNTCX    1490

SHORT TERM BOND
   CLASS A SHARES                                431112523    HMSAX    1505
   CLASS C SHARES                                431112515    HMTCX    1470

172 HIGHMARK(R) FUNDS

FUND                                               CUSIP     TICKER   FUND #
WISCONSIN TAX-EXEMPT
   CLASS A SHARES                                431113786    PWTEX    2655
   CLASS B SHARES                                431113778    WTEBX    2656
   CLASS C SHARES                                431113760    WTECX    2657

                           CLASS M SHARES INFORMATION

COGNITIVE VALUE                                  431112416    HCLMX    2200
ENHANCED GROWTH                                  431112366    HEGMX    2201
INTERNATIONAL OPPORTUNITIES                      431112499    HIOMX    2202

                           CLASS U SHARES INFORMATION

VALUE MOMENTUM                                   431113752    HVMUX    2248

                                                           HIGHMARK(R) FUNDS 173

NOTES

174 HIGHMARK(R) FUNDS

NOTES

                                                           HIGHMARK(R) FUNDS 175

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Geneva Mid Cap Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
100 East Wisconsin Avenue, Suite 2550
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund
and Wisconsin Tax-Exempt Fund:
Ziegler Lotsoff Capital Management, LLC
20 North Clark Street,
Suite 3400
Chicago, IL 60602

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Earle A. Malm, II
Michael L. Noel
Mindy M. Posoff

176 HIGHMARK(R) FUNDS

                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609

                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)

                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMKSA0050200
84808-B (01/12)

--------------------------------------------------------------------------------
                                                                JANUARY 31, 2012
--------------------------------------------------------------------------------

HIGHMARK
   The smarter approach to investing.

MONEY MARKET

SEMI ANNUAL
------------------
            REPORT

[HIGHMARK FUNDS LOGO OMITTED](R)

                                                               TABLE OF CONTENTS

management's discussion of fund performance
      california tax-free money market fund ..............................     2
      taxable money market funds .........................................     3

disclosure of fund expenses ..............................................     4

schedules of investments .................................................     6

statements of assets and liabilities .....................................    18

statements of operations .................................................    20

statements of changes in net assets ......................................    22

financial highlights .....................................................    28

notes to financial statements ............................................    31

fund information .........................................................    36

service providers & board of trustees ....................................    40

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, LLC serves as distributor for HighMark Funds and is not affiliated with the adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                        FUND SECTORS

                    CALIFORNIA TAX-FREE
                     MONEY MARKET FUND

SECTOR                                              % OF
                                                  PORTFOLIO
REVENUE BONDS                                       67.0%

GENERAL OBLIGATIONS                                 19.0

CERTIFICATES OF PARTICIPATION                        6.3

TAX EXEMPT COMMERCIAL PAPER                          3.0

SPECIAL TAX                                          2.7

TAX AND REVENUE ANTICIPATION NOTES                   2.0

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.01% (Fiduciary Shares).** Using a combined federal and California state income tax rate of 34.90%, the seven-day effective yield is equivalent to a 0.02% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve Board announced it would maintain its historically low short-term interest rates of between 0.00% and 0.25% until 2014. Well-publicized sovereign debt and banking issues in Europe continued to play out, leading to increased volatility in global debt markets.

Domestically, municipal note yields declined from 0.30% to 0.24%, reflecting a lack of supply and lower rates in the taxable bond market.

California continued to experience fiscal challenges. Revenues were short of assumptions and an additional $1 billion in automatic budgets cuts were planned, mostly from education and social programs. One sign of optimism was a reduction in the number of unemployed from 12% to 11%.

As of January 31, 2012, California's long-term ratings from the three major rating agencies are A1/A-/A-.

* AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. SOME OR ALL OF THE INCOME YOU RECEIVE FROM HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES, AND IN SOME CASES, TO THE FEDERAL ALTERNATIVE MINIMUM TAX. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE QUOTED YIELDS REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE YIELDS QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT HIGHMARKFUNDS.COM.

** The seven-day effective yields, which are equal to the seven-day current yields at January 31, 2012, are as follows:

                                             CLASS A    CLASS S    FIDUCIARY
                                             SHARES     SHARES      SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
   Subsidized+                                0.01%      0.01%       0.01%
   Non-Subsidized                            -0.81%     -0.86%      -0.56%

+ The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

2 HIGHMARK(R) FUNDS

                        FUND SECTORS

                     DIVERSIFIED MONEY
                        MARKET FUND

SECTOR                                              % OF
                                                  PORTFOLIO
COMMERCIAL PAPER                                    31.3%

CERTIFICATES OF DEPOSIT                             29.4

REPURCHASE AGREEMENTS                               25.3

CORPORATE OBLIGATION                                 6.4

FOREIGN CORPORATE OBLIGATION                         4.2

FOREIGN BANK NOTE                                    2.1

U.S. GOVERNMENT AGENCY OBLIGATION                    1.0

VARIABLE RATE DEMAND NOTES                           0.3

                    TREASURY PLUS MONEY
                        MARKET FUND

SECTOR                                              % OF
                                                  PORTFOLIO
REPURCHASE AGREEMENTS                               84.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS                   9.4

U.S. GOVERNMENT GUARANTEED OBLIGATION                6.3

                   U.S. GOVERNMENT MONEY
                        MARKET FUND

SECTOR                                              % OF
                                                  PORTFOLIO
REPURCHASE AGREEMENTS                               64.1%

U.S. GOVERNMENT AGENCY OBLIGATIONS                  16.5

VARIABLE RATE DEMAND NOTES                          14.1

U.S. GOVERNMENT GUARANTEED OBLIGATIONS               5.3

                 100% U.S. TREASURY MONEY
                        MARKET FUND

SECTOR                                              % OF
                                                  PORTFOLIO
U.S. TREASURY BILLS                                100.0%

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2012, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares),** HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares),** HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)** and HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.02% (Fiduciary Shares).** (These funds are collectively the "Funds," and each is a "Fund.")

FACTORS AFFECTING PERFORMANCE

Although the global economic environment faced substantial challenges during the Funds' reporting period, a recovery in the United States appeared to gain traction. Effects of the low interest rate environment and quantitative easing measures undertaken by the Federal Reserve since late 2008 continued to be felt, and the Federal Reserve indicated late in the reporting period that their commitment to hold rates at these historically low levels would now extend to 2014. Importantly, domestic employment trended higher in five of the months of the reporting period, and the housing market stabilized.

The perceived "safe haven" status of the United States continued to drive strong demand for U.S. Treasury and U.S. agency securities. Securities with maturities of less than three months traded at or near record low yields during the reporting period, and at times HighMark 100% U.S. Treasury Money Market Fund struggled to invest in positive yields.

Both HighMark Treasury Plus Fund and HighMark U.S. Government Money Market Fund continued their strategies of maintaining higher overnight repurchase agreement positions to ensure adequate liquidity. Although still constrained by limited supply of direct-issue securities, technical distortions abated and collateral for repurchase agreements was more readily available during the reporting period.

First-tier money-market funds remain challenged by a shortage of quality investment choices. While a number of eurozone peripheral states have made progress in addressing their fiscal issues, Greece still presented major challenges, and the resulting market uncertainty negatively impacted market confidence. HighMark Diversified Money Market Fund further reduced its exposure to this area during the reporting period, in addition to shortening maturities and boosting overnight liquidity positions. These defensive moves, while warranted, brought portfolio returns lower throughout the reporting period.

* AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. THE QUOTED YIELDS REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE YIELDS QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT HIGHMARK-FUNDS.COM.

** The seven-day effective yields, which are equal to the seven-day current yields at January 31, 2012, are as follows:

                                       CLASS A   CLASS B   CLASS C   CLASS S   FIDUCIARY
                                       SHARES    SHARES    SHARES    SHARES     SHARES
----------------------------------------------------------------------------------------
Diversified Money Market Fund
   Subsidized+                           0.02%     n/a       n/a       0.02%     0.02%
   Non-Subsidized                       -0.63%     n/a       n/a      -0.68%    -0.38%
Treasury Plus Money Market Fund
   Subsidized+                           0.00%     n/a       n/a       0.00%     0.00%
   Non-Subsidized                       -0.95%     n/a       n/a       0.00%    -0.70%
U.S. Government Money Market Fund
   Subsidized+                           0.00%     0.00%     0.00%     0.00%     0.00%
   Non-Subsidized                       -0.88%    -1.38%    -1.18%    -0.93%    -0.63%
100% U.S. Treasury Money Market Fund
   Subsidized+                           0.00%     n/a       n/a       0.00%     0.00%
   Non-Subsidized                       -1.00%     n/a       n/a      -1.04%    -0.75%

+ The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                                                             HIGHMARK(R) FUNDS 3

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING    ENDING        NET         EXPENSES
                                ACCOUNT    ACCOUNT     ANNUALIZED       PAID
                               VALUE AT    VALUE AT     EXPENSE        DURING
                                8/1/11     1/31/12       RATIOS       PERIOD*
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..........    $1,000.00   $1,000.10      0.25%         $1.26
Class A Shares ............     1,000.00    1,000.10      0.25%          1.26
Class S Shares ............     1,000.00    1,000.10      0.25%          1.26

HYPOTHETICAL
Fiduciary Shares ..........    $1,000.00   $1,023.88      0.25%         $1.27
Class A Shares ............     1,000.00    1,023.88      0.25%          1.27
Class S Shares ............     1,000.00    1,023.88      0.25%          1.27
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..........    $1,000.00   $1,000.10      0.40%         $2.01
Class A Shares ............     1,000.00    1,000.10      0.40%          2.01
Class S Shares ............     1,000.00    1,000.10      0.40%          2.01

HYPOTHETICAL
Fiduciary Shares ..........    $1,000.00   $1,023.13      0.40%         $2.03
Class A Shares ............     1,000.00    1,023.13      0.40%          2.03
Class S Shares ............     1,000.00    1,023.13      0.40%          2.03

                               BEGINNING    ENDING        NET         EXPENSES
                                ACCOUNT    ACCOUNT     ANNUALIZED       PAID
                               VALUE AT    VALUE AT     EXPENSE        DURING
                                8/1/11     1/31/12       RATIOS       PERIOD*
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..........    $1,000.00   $1,000.00      0.08%         $0.40
Class A Shares ............     1,000.00    1,000.00      0.08%          0.40
Class S Shares ............     1,000.00    1,000.00      0.08%          0.40

HYPOTHETICAL
Fiduciary Shares ..........    $1,000.00   $1,024.73      0.08%         $0.41
Class A Shares ............     1,000.00    1,024.73      0.08%          0.41
Class S Shares ............     1,000.00    1,024.73      0.08%          0.41
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..........    $1,000.00   $1,000.00      0.12%         $0.60
Class A Shares ............     1,000.00    1,000.00      0.12%          0.60
Class B Shares ............     1,000.00    1,000.00      0.12%          0.60
Class C Shares ............     1,000.00    1,000.00      0.12%          0.60
Class S Shares ............     1,000.00    1,000.00      0.12%          0.60

HYPOTHETICAL
Fiduciary Shares ..........    $1,000.00   $1,024.53      0.12%         $0.61
Class A Shares ............     1,000.00    1,024.53      0.12%          0.61
Class B Shares ............     1,000.00    1,024.53      0.12%          0.61
Class C Shares ............     1,000.00    1,024.53      0.12%          0.61
Class S Shares ............     1,000.00    1,024.53      0.12%          0.61

4 HIGHMARK(R) FUNDS

                               BEGINNING    ENDING        NET         EXPENSES
                                ACCOUNT    ACCOUNT     ANNUALIZED       PAID
                               VALUE AT    VALUE AT     EXPENSE        DURING
                                8/1/11     1/31/12       RATIOS       PERIOD*
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..........    $1,000.00   $1,000.00      0.01%         $0.05
Class A Shares ............     1,000.00    1,000.00      0.01%          0.05
Class S Shares ............     1,000.00    1,000.00      0.01%          0.05

HYPOTHETICAL
Fiduciary Shares ..........    $1,000.00   $1,025.09      0.01%         $0.05
Class A Shares ............     1,000.00    1,025.09      0.01%          0.05
Class S Shares ............     1,000.00    1,025.09      0.01%          0.05

--------------------------------------------------------------------------------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half year period).

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.9%
--------------------------------------------------------------------------------
   CALIFORNIA - 90.7%
      ABAG, Multi-Family Housing
         Finance Authority,
         Non-Profit,(A) (B) (C)
         Episcopal Homes Foundation,
         COP, LOC Wells Fargo Bank N.A.
         0.050%, 02/01/25                           $ 4,740,000   $   4,740,000
         Oshman Family Jewish Community,
         RB, LOC LaSalle Bank N.A.
         0.070%, 06/01/37                             2,300,000       2,300,000
      Alameda County, Industrial
         Development Authority Revenue,
         Ettore Products Company
         Project, Ser A, RB, AMT,
         LOC Comerica Bank (A) (B) (C)
         0.150%, 12/01/30                             4,000,000       4,000,000
      Bay Area Toll Authority, (A) (B) (C)
         Ser B-2, RB, LOC JPMorgan
         Chase Bank
         0.030%, 04/01/47                             6,025,000       6,025,000
      California Infrastructure & Economic
         Development Bank, (A) (B) (C)
         California Academy, Ser E, RB
         LOC Northern Trust Co.
         0.040%, 09/01/38                             5,600,000       5,600,000
         Contemporary Jewish Museum, RB,
         LOC Bank of America N.A.
         0.070%, 12/01/36                             3,400,000       3,400,000
         Jewish Community Center, Ser A, RB,
         LOC Bank of America N.A.
         0.070%, 12/01/31                             4,730,000       4,730,000
         Los Angeles Museum, Ser A, RB,
         LOC Wells Fargo Bank N.A.
         0.040%, 09/01/37                             3,700,000       3,700,000
         Orange County Performing,
         RB, LOC Bank of America N.A.
         0.100%, 07/01/34                            24,000,000      24,000,000
         Rand Corporation, Ser B, RB,
         LOC Bank of America
         0.060%, 04/01/42                               800,000         800,000
      California Pollution Control Financing
         Authority, (A) (B) (C)
         Pacific Gas & Electric,
         Ser B, RB, AMT, LOC JPMorgan
         Chase Bank
         0.070%, 11/01/26                             1,000,000       1,000,000
         Ser C, RB, LOC JPMorgan
         Chase Bank
         0.040%, 11/01/26                             3,700,000       3,700,000
         Ser E, RB
         0.040%, 11/01/26                             2,000,000       2,000,000

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Recsource Recovery, Wadham
         Energy, Ser C, RB
         LOC BNP Paribas
         1.250%, 11/01/17                           $12,000,000   $  12,000,000
      California State (A) (B) (C)
         Ser A, Sub-Ser A-1-2, GO, LOC
         Royal Bank of Canada
         0.040%, 05/01/40                            23,000,000      23,000,000
         Ser A, Sub-Ser A-2-2, GO, LOC
         Royal Bank of Canada
         0.040%, 05/01/40                            23,400,000      23,400,000
         California State Economic
         Recovery, Ser C-11, GO, LOC BNP
         Paribas (A) (B) (C)
         0.380%, 07/01/23                            11,000,000      11,000,000
      California State Health Facilities
         Financing Authority, (A) (B) (C)
         Adventist Health, Ser B, RB,
         LOC Bank of America N.A.
         0.060%, 09/01/28                             6,300,000       6,300,000
         Catholic Healthcare, Ser H, RB,
         LOC Citibank N.A.
         0.070%, 07/01/33                             3,200,000       3,200,000
         Ser B, RB, LOC JPMorgan
         Chase Bank
         0.050%, 10/01/40                             1,100,000       1,100,000
      California State, (A) (B) (C)
         Kindergarten,
         Ser B-1, GO, LOC Citibank N.A.
         0.040%, 05/01/34                            12,100,000      12,100,000
         Ser B-2, GO, LOC Citibank N.A.
         0.040%, 05/01/34                             9,100,000       9,100,000
         Ser B-3, GO, LOC Citibank N.A
         0.030%, 05/01/34                             3,000,000       3,000,000
         Ser B-4, GO, LOC Citibank N.A.
         0.040%, 05/01/34                             6,100,000       6,100,000
         Ser B, Sub-Ser B-6, GO, LOC KBC
         Bank NV
         0.400%, 05/01/40                             1,600,000       1,600,000
      California State, Educational
         Facilities Authority, California
         Institute of Technology, RB,
         Institute Guaranteed (A) (B)
         0.050%, 01/01/24                            19,000,000      19,000,000
      California State, Housing Finance
         Agency, Multi-Family Housing,
         Ser B, RB, FNMA Insured (A) (B) (C)
         0.050%, 02/01/35                             9,900,000       9,900,000
      California State, RB
         2.000%, 06/26/12                            24,400,000      24,555,567

        The accompanying notes are an integral part of the financial statements.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California Statewide, Communities
         Development Authority, (A) (B) (C)
         Redlands Community Hospital,
         Ser B, RB, LOC JPMorgan
         Chase Bank
         0.040%, 04/01/29                           $ 1,000,000   $   1,000,000
         Westgate Pasadena
         Ser G, RB, AMT, LOC Bank of
         America N.A.
         0.090%, 04/01/42                             1,820,000       1,820,000
      Chino Basin Regional Financing
         Authority, Inland Empire
         Utilities, Ser B, RB
         LOC Lloyds TSB Bank (A) (B) (C)
         0.060%, 06/01/32                            17,595,000      17,595,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB, FNMA
         Insured (A) (B) (C)
         0.060%, 11/15/22                             7,600,000       7,600,000
      Eastern Municipal Water District,
         Water & Sewer, Ser A, COP, SPA
         Wells Fargo Bank N.A. (A) (B) (C)
         0.040%, 07/01/30                            18,795,000      18,795,000
      Irvine, Improvement Bond Act 1915,
         Special Assessment, (A) (B) (C)
         Assessment District 94-13,
         LOC State Street Bank & Trust Co.
         0.060%, 09/02/22                               500,000         500,000
      Irvine, Ranch Water District,
         Consolidated Improvement District,
         GO, Ser A
         LOC U.S. Bank N.A. (A) (B) (C)
         0.020%, 10/01/41                             4,000,000       4,000,000
      Livermore, COP, Capital Projects,
         LOC U.S. Bank N.A. (A) (B) (C)
         0.060%, 10/01/30                             4,715,000       4,715,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB,
         AMT, FHLMC Insured (A) (B) (C)
         0.080%, 05/01/19                               375,000         375,000
      Los Angeles County Housing Authority,
         Multi-Family Housing Authority,
         Malibu Meadows II, Ser C, RB,
         FNMA Insured (A) (B) (C)
         0.060%, 04/15/28                             7,000,000       7,000,000
      Los Angeles County, TRAN,
         2.500%, 04/30/12                             5,000,000       5,026,290
      Los Angeles County, TRAN, Ser C
         2.500%, 06/29/12                             5,000,000       5,042,571

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles, Department of Water &
         Power, Waterworks Revenue,
         Sub-Ser B-4, RB, SPA Wells
         Fargo Bank N.A. (A) (B) (C)
         0.050%, 07/01/35                           $11,900,000    $  11,900,000
      Los Angeles, Multi-Family Housing
         Authority, Fountain Park Phase II,
         Ser B, RB, FNMA Insured (A) (B) (C)
         0.050%, 03/15/34                             1,000,000       1,000,000
      Manhattan Beach, COP, LOC Bank of
         America N.A. (A) (B) (C)
         0.120%, 08/01/32                             1,000,000       1,000,000
      Metropolitan, Water District of
         Southern California, (A) (B) (C)
         Waterworks Revenue, Ser B, RB,
         SPA Landesbank Hessen
         0.060%, 07/01/28                            16,000,000      15,999,475
         Waterworks Revenue, Ser C, RB,
         SPA Landesbank Hessen
         0.090%, 07/01/28                            23,100,000      23,100,000
      Orange County, Apartment
         Development Revenue, WLCO LF
         Partners, Ser G-1, RB, FNMA
         Insured (A) (B) (C)
         0.060%, 11/15/28                             8,000,000       8,000,000
      Pittsburg, Public Financing Authority,
         RB, LOC Bank of the West (A) (B) (C)
         0.450%, 06/01/35                            11,750,000      11,750,000
      Riverside County, Public Facilities,
         Ser B, COP, LOC State Street Bank
         & Trust Co. (A) (B) (C)
         0.060%, 12/01/15                             1,950,000       1,950,000
      Sacramento County, Sanitation District,
         Financing Authority, Subordinate
         Lien, Ser E, RB, LOC U.S.
         Bank N.A. (A) (B) (C)
         0.050%, 12/01/40                             5,200,000       5,200,000
      San Diego County, Regional Transportation
         Commission, Limited Tax,
         Ser B, RB, (A) (B) (C)
         SPA JPMorgan Chase Bank
         0.040%, 04/01/38                             4,200,000       4,200,000
      San Francisco City & County, (A) (B) (C)
         Community Facilities District No. 4, RB
         LOC Bank of America N.A.
         0.080%, 08/01/32                             3,140,000       3,140,000
         Finance Corporation Lease,
         Moscone Center,
         Ser 2008-2, RB, LOC State Street
         Bank & Trust Co.
         0.040%, 04/01/30                             5,430,000       5,430,000

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Jose, Redevelopment Agency,
         Merged Area Redevelopment Project,
         Ser B, RB LOC JPMorgan Chase
         Bank (A) (B) (C)
         0.050%, 08/01/32                           $ 2,100,000    $  2,100,000
      San Rafael Redevelopment Agency,
         Fairfax Standard Apartments, Ser A, RB,
         LOC Citibank N.A. (A) (B) (C)
         0.110%, 09/01/31                               500,000         500,000
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB, LOC State Street Bank &
         Trust Co. (A) (B) (C)
         0.090%, 08/01/15                               350,000         350,000
      Southern California, Public Power
         Authority, Electric Power and Light
         Revenue, Magnolia Power Project,
         Ser A, RB, LOC US Bank N.A. (A) (B) (C)
         0.050%, 07/01/36                            12,850,000      12,850,000
      Torrance, Torrance Memorial Medical
         Center, Ser B, RB, LOC Citibank
         N.A. (A) (B) (C)
         0.070%, 09/01/45                             2,000,000       2,000,000
      Tustin Unified School District
         Community Facility District
         NO 07-1 (A) (B) (C)
         LOC Bank of America, N.A.
         0.060%, 09/01/50                             9,700,000       9,700,000
      Vallejo, Multi-Family Housing
         Authority, RB, FNMA Insured (A) (B) (C)
         0.070%, 05/15/22                             4,000,000       4,000,000
      Vallejo, Water Revenue, Ser A, RB,
         LOC JPMorgan Chase Bank (A) (B) (C)
         0.090%, 06/01/31                            14,700,000      14,700,000
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity, Ser B,
         RB, LOC U.S. Bank N.A. (A) (B) (C)
         0.040%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    446,488,903
                                                                  -------------
   NORTH DAKOTA - 2.0%
      North Dakota Housing Finance
         Agency, Home Mortgage, Ser B, RB,
         SPA KBC Bank N.A. (A) (B) (C)
         1.500%, 07/01/34                            10,000,000      10,000,000
   OREGON - 1.6%
      State of Oregon Housing &
         Community Services Department,
         Single Family Housing, Ser E, RB,
         AMT, SPA KBC Bank N.A. (A) (B) (C)
         1.500%, 07/01/38                             8,000,000       8,000,000

--------------------------------------------------------------------------------
Description                                          Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - 0.4%
      Puerto Rico Commonwealth,
         Public Improvement, Series C-5-2,
         RB, AGM Insured,
         LOC Barclays Bank PLC (A) (B) (C)
         0.080%, 07/01/20                           $ 2,000,000   $   2,000,000
   TEXAS - 3.1%
      Dallas Texas Area Rapid Trans
         TECP, RB SPA Bank of America (A)
         0.130%, 02/06/12                            15,000,000      15,000,000
   WISCONSIN - 2.1%
         Wisconsin Housing & Economic
         Development Authority Ser C, RB,
         AMT, SPA BNP Paribas (A) (C)
         1.300%, 09/01/23                            10,500,000      10,500,000
      TOTAL MUNICIPAL BONDS
         (Cost $491,988,903)                                        491,988,903
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          186,264         186,264
      Goldman Sachs Institutional Liquid
         Assets Tax-Exempt
         California Portfolio                             6,450           6,450
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $192,714)                                                192,714
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $492,181,617) +                                         492,181,617
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                               352,732
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 492,534,349
                                                                  =============

--------------------------------------------------------------------------------

+     AT JANUARY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2012.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON JANUARY 31, 2012.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMT   - ALTERNATIVE MINIMUM TAX

        The accompanying notes are an integral part of the financial statements.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                      LEVEL 2          LEVEL 3
                                     TOTAL FAIR       LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                      VALUE AT        QUOTED        OBSERVABLE      UNOBSERVABLE
                                      01/31/12         PRICE          INPUTS           INPUTS
                                   -------------   -------------   -------------   -------------
   Municipal Bonds                 $ 491,988,903   $          --   $ 491,988,903   $          --
   Registered Investment Companies       192,714         192,714              --              --
                                   -------------   -------------   -------------   -------------
   Total:                          $ 492,181,617   $     192,714   $ 491,988,903   $          --
                                   =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED* - 31.3%
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - GOVERNMENT - 2.1% (A)
     Govco LLC
       0.400%, 03/20/12                             $  50,000,000  $  49,973,333
                                                                   -------------
     TOTAL ASSET-BACKED SECURITIES - GOVERNMENT
       (Cost $49,973,333)                                             49,973,333
                                                                   -------------
  ASSET-BACKED SECURITIES - CREDIT CARD - 3.7% (A)
     White Point Funding Inc.
       0.300%, 02/01/12                                26,339,000     26,339,000
       0.530%, 04/04/12                                62,110,000     62,052,393
                                                                   -------------
     TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
       (Cost $88,391,393)                                             88,391,393
                                                                   -------------
  ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 13.9% (A)
     Autobahn Funding Co. LLC
       0.200%, 02/01/12                                52,000,000     52,000,000
       0.520%, 03/05/12                                50,000,000     49,976,167
     Mont Blanc Capital Corp.
       0.370%, 02/09/12                                50,000,000     49,995,889
     Regency Markets No 1 LLC
       0.220%, 02/21/12                                55,500,000     55,493,217
     Sydney Capital Corp.
       0.350%, 03/15/12                                70,000,000     69,970,736
     Thunder Bay Funding LLC
       0.210%, 04/16/12                                50,000,000     49,978,125
                                                                   -------------
     TOTAL ASSET-BACKED SECURITIES -
       TRADE RECEIVABLES
       (Cost $327,414,134)                                           327,414,134
                                                                   -------------
  BANKING - 8.6%
       Louis Dreyfus Commodities LOC:
       Barclays Bank
       0.470%, 02/01/12                                82,000,000     82,000,000
       Silver Tower U.S. Funding
       0.630%, 02/01/12 (A)                           100,000,000    100,000,000
       Working Capital Management
       0.320%, 02/06/12 (A)                            20,000,000     19,999,111
                                                                   -------------
     TOTAL BANKING
       (Cost $201,999,111)                                           201,999,111
                                                                   -------------
  MULTIPLE INDUSTRY - 3.0%
       General Electric Co.
       0.060%, 02/07/12                                70,000,000     69,999,300
                                                                   -------------
     TOTAL MULTIPLE INDUSTRY
       (Cost $69,999,300)                                             69,999,300
                                                                   -------------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $737,777,271)                                           737,777,271
                                                                   -------------

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - YANKEE - 29.4%
--------------------------------------------------------------------------------
     Bank of Nova Scotia Houston
        0.545%, 01/04/13 (B)                        $  70,000,000  $  70,000,000
     Barclays Bank PLC NY
        0.554%, 03/22/12 (B)                          100,000,000    100,000,000
     Canadian Imperial Bank of
        Commerce NY
        0.340%, 08/29/12 (B)                           75,000,000     74,997,809
     Mizuho Corporate Bank NY
        0.500%, 04/05/12                               70,000,000     70,000,000
     National Australia Bank New York
        0.445%, 04/13/12 (B)                           50,000,000     50,000,000
     Norinchukin Bank NY
        0.410%, 03/20/12                               35,000,000     35,000,000
        0.400%, 03/23/12                               35,000,000     35,000,000
     Sumitomo Mitsui Banking NY
        0.350%, 09/07/12 (B) (C)                      100,000,000    100,000,000
     Svenska Handelsbanken NY
        0.405%, 02/01/12                               37,000,000     37,000,000
     UBS AG Stamford CT
        0.360%, 03/23/12                               70,000,000     70,000,000
     Westpac Banking Corp. NY
        0.395%, 08/08/12 (B)                           50,000,000     50,000,000
                                                                   -------------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
        (Cost $691,997,809)                                          691,997,809
                                                                   -------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATION - 6.4%
--------------------------------------------------------------------------------
  BANKING - 6.4% (A) (D)
     Bank of Montreal Chicago, MTN
        0.855%, 02/04/13                              150,000,000    150,000,000
                                                                   -------------
     TOTAL CORPORATE OBLIGATION
        (Cost $150,000,000)                                          150,000,000
                                                                   -------------

--------------------------------------------------------------------------------
  FOREIGN CORPORATE OBLIGATION - 4.2%
--------------------------------------------------------------------------------
  BANKING - 4.2% (A) (D) (E)
     Credit Agricole, MTN
        0.860%, 07/20/12                              100,000,000    100,000,000
                                                                   -------------
     TOTAL FOREIGN CORPORATE OBLIGATION
        (Cost $100,000,000)                                          100,000,000
                                                                   -------------

--------------------------------------------------------------------------------
  FOREIGN BANK NOTE - 2.1%
--------------------------------------------------------------------------------
  BANKING - 2.1% (A) (D)
        Westpac Banking Corp.
        0.375%, 02/01/13                               50,000,000     50,000,000
                                                                   -------------
     TOTAL FOREIGN BANK NOTE
        (Cost $50,000,000)                                            50,000,000
                                                                   -------------

        The accompanying notes are an integral part of the financial statements.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - 1.0%
--------------------------------------------------------------------------------
     FNMA
        0.286%, 08/12/13 (B)                       $  25,000,000  $   24,988,386
                                                                  --------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
        (Cost $24,988,386)                                            24,988,386
                                                                  --------------

-------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 0.3%
-------------------------------------------------------------------------------
  BANKING - 0.2% (C)
     Washington State, Housing Finance
        Commission, Multi-Family Housing,
        The Lodge at Eagle Ridge, Ser B, RB,
        LOC: Bank of America
        0.190%, 08/01/41                               3,425,000       3,425,000
                                                                  --------------
     TOTAL BANKING
        (Cost $3,425,000)                                              3,425,000
                                                                  --------------
  U.S.  GOVERNMENT - 0.1% (C) (F)
     Winston Salem, NC, COP, SPA:
        Branch Banking & Trust
        0.270%, 11/01/12                               3,000,000       3,000,000
                                                                  --------------
     TOTAL U.S. GOVERNMENT
        (Cost $3,000,000)                                              3,000,000
                                                                  --------------
     TOTAL VARIABLE RATE DEMAND NOTES
        (Cost $6,425,000)                                              6,425,000
                                                                  --------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 25.3%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       0.180%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $50,000,250
       (collateralized by a U.S. Treasury
       obligation, par value $51,029,100,
       0.125%, 08/31/13, total market
       value $51,000,085)                             50,000,000      50,000,000
     Credit Suisse Securities (USA)
       0.180%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $74,714,357
       (collateralized by a U.S. Treasury
       obligation, par value $76,330,000,
       0.125%, 12/31/13, total market
       value $76,212,156)                             74,713,983      74,713,983

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
        0.200%, dated 01/31/12,
        matures on 02/01/12,
        repurchase price $344,001,911
        (collateralized by two U.S. Treasury
        obligations, ranging in par value from
        $1,397,400 - $295,587,700,
        2.625%-3.625%, 08/15/20-
        02/15/21, total market
        value $350,880,027)                        $ 344,000,000  $  344,000,000
     Goldman, Sachs & Co.
        0.120%, dated 01/31/12,
        matures on 02/01/12,
        repurchase price $39,000,130
        (collateralized by a U.S. Treasury
        obligation, par value $18,064,500,
        3.875%, 04/15/29, total market
        value $39,780,047)                            39,000,000      39,000,000
     Merrill Lynch Fenner Pierce & Smith
        0.150%, dated 01/31/12,
        matures on 02/01/12,
        repurchase price $88,000,367
        (collateralized by a U.S.
        Treasury obligation, par value
        $89,179,000, 0.500%, 10/15/13,
        total market value $89,760,038)               88,000,000      88,000,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $595,713,983)
                                                                     595,713,983
                                                                  --------------
  TOTAL INVESTMENTS - 100.0%
     (Cost $2,356,902,449) +
                                                                   2,356,902,449
                                                                  --------------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                (293,997)
                                                                  --------------
NET ASSETS - 100.0%                                               $2,356,608,452
                                                                  ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JANUARY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2012 WAS $885,777,971 AND REPRESENTED 37.6% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2012. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(E) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2012 WAS $100,000,000 AND REPRESENTED 4.2% OF NET ASSETS.

(F)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.

COP   - CERTIFICATES OF PARTICIPATION
CT    - CONNECTICUT
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NC    - NORTH CAROLINA
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                               LEVEL 2        LEVEL 3
                                  TOTAL FAIR     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                                   01/31/12       PRICE        INPUTS         INPUTS
                               ---------------  ---------  --------------  ------------
Investments in Securities *    $ 2,356,902,449  $      --  $2,356,902,449  $         --
                               ===============  =========  ==============  ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - 9.4%
--------------------------------------------------------------------------------
     FFCB
        0.273%, 11/27/12 (A)                           $ 5,000,000  $  5,000,000
     FNMA
        0.286%, 08/12/13 (A)                             7,000,000     6,996,748
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
        (Cost $11,996,748)                                            11,996,748
                                                                    ------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 6.3%
--------------------------------------------------------------------------------
     Straight - A Funding, Series I, FFBLL
        0.192%, 04/18/12 *(B)                            8,000,000     7,996,749
                                                                    ------------
     TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
        (Cost $7,996,749)                                              7,996,749
                                                                    ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 84.3%
--------------------------------------------------------------------------------
     Barclays Capital Inc.
        0.180%, dated 01/31/12,
        matures on 02/01/12, repurchase
        price $31,000,155 (collateralized
        by a U.S. Treasury obligation,
        par value $31,330,100, 0.625%,
        07/15/14, total market
        value $31,620,051)                              31,000,000    31,000,000
     Credit Suisse Securities (USA)
        0.180%, dated 01/31/12,
        matures on 02/01/12, repurchase
        price $14,039,638 (collateralized
        by a U.S. Treasury obligation,
        par value $13,850,000, 3.125%,
        11/15/41, total market
        value $14,322,431)                              14,039,568    14,039,568
     Deutsche Bank Securities
        0.200%, dated 01/31/12,
        matures on 02/01/12, repurchase
        price $31,000,172 (collateralized
        by a U.S. Treasury obligation,
        par value $31,042,500, 2.000%,
        11/15/21, total market
        value $31,620,070)                              31,000,000    31,000,000

--------------------------------------------------------------------------------
                                                           Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Merrill Lynch Fenner Pierce & Smith
        0.150%, dated 01/31/12, matures
        on 02/01/12, repurchase
        price $31,000,129 (collateralized
        by a U.S. Treasury obligation,
        par value $31,632,100, 0.000%,
        07/19/12, total market value
        $31,620,080)                                   $31,000,000  $ 31,000,000
                                                                    ------------
     TOTAL REPURCHASE AGREEMENT
        (Cost $107,039,568)                                          107,039,568
                                                                    ------------
  TOTAL INVESTMENTS - 100.0%
     (Cost $127,033,065) +                                           127,033,065
                                                                    ------------
  OTHER ASSETS & LIABILITIES, NET - 0.0%                                   3,677
                                                                    ------------
  NET ASSETS - 100.0%                                               $127,036,742
                                                                    ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JANUARY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2012 WAS $7,996,749 AND REPRESENTED 6.3% OF NET ASSETS.

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                               LEVEL 2         LEVEL 3
                                    TOTAL FAIR    LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                     VALUE AT      QUOTED    OBSERVABLE     UNOBSERVABLE
                                     01/31/12      PRICE       INPUTS          INPUTS
                                  -------------   -------   -------------   ------------
Investments in Securities *       $ 127,033,065   $    --   $ 127,033,065   $         --
                                  =============   =======   =============   ============

* See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - 16.5%
--------------------------------------------------------------------------------
     FFCB
        0.273%, 11/27/12 (A)                           $50,000,000  $ 50,000,000
     FHLMC
        0.245%, 06/03/13 (A)                            50,000,000    49,973,037
     FNMA
        0.286%, 08/12/13 (A)                            75,000,000    74,965,157
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
        (Cost $174,938,194)                                          174,938,194
                                                                    ------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 14.1%
--------------------------------------------------------------------------------
     California, Milpitas Multi-Family
        Housing Revenue Crossing, Ser A, RB
        Guarantee: FNMA (B)
        0.120%, 08/15/33                                 4,800,000     4,800,000
     California, Sacramento County,
        Multi-Family Housing Development
        Authority, Deer Park Apartments,
        Ser A, RB
        Guarantee: FNMA (B)
        0.170%, 07/15/35                                 1,150,000     1,150,000
     California, San Francisco, City s
        County Redevelopment, Ser D, RB
        Guarantee: FNMA (B)
        0.160%, 06/15/34                                26,050,000    26,050,000
     California, Simi Valley, Multi-Family
        Housing Revenue, Parker Ranch,
        Ser A, RB
        Guarantee: FNMA (B)
        0.180%, 07/15/36                                   700,000       700,000
     California, Statewide Community
        Development Authority, Palms
        Apartments, Ser C, RB
        Guarantee: FNMA (B)
        0.150%, 05/15/35                                 3,400,000     3,400,000
     New York City Housing Development,
        Multi-Family Mortgage Revenue,
        Pearl Street Development, Ser B, RB
        Guarantee: FNMA (B)
        0.120%, 10/15/41                                14,225,000    14,225,000
     New York City Housing Development,
        Multi-Family Rent Housing
        Revenue, (B)
        Gold Street, Ser B, RB
        Guarantee: FNMA
        0.120%, 04/15/36                                 2,470,000     2,470,000
        Nicole, Ser B, RB
        Guarantee: FNMA
        0.160%, 11/15/35                                 4,570,000     4,570,000
        West Street, Ser B, RB
        Guarantee: FNMA
        0.120%, 03/15/36                                 7,100,000     7,100,000

--------------------------------------------------------------------------------
Description                                                 Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
        Westport Development, Ser B, RB
        Guarantee: FNMA
        0.160%, 06/15/34                               $ 6,800,000   $ 6,800,000
     New York State, Dormitory Authority
        Revenue, Ser B, RB
        Guarantee: FNMA (B)
        0.160%, 11/15/36                                17,325,000    17,325,000
     New York State, Housing Finance
        Agency Revenue, (B)
        11th Avenue Housing, Ser B, RB
        Guarantee: FNMA
        0.120%, 05/15/41                                 5,100,000     5,100,000
        38th Street, Ser B, RB
        Guarantee: FNMA
        0.140%, 05/15/33                                 9,500,000     9,500,000
        Biltmore Tower Housing, Ser B, RB
        Guarantee: FNMA
        0.120%, 05/15/34                                 1,020,000     1,020,000
        North End, Ser B, RB
        Guarantee: FNMA
        0.120%, 11/15/36                                 2,500,000     2,500,000
        Ser B, RB
        Guarantee: FNMA
        0.120%, 05/15/33                                12,800,000    12,800,000
        Tower 31 Housing, Ser A, RB
        Guarantee: FHLMC
        0.120%, 11/01/36                                 2,900,000     2,900,000
        West 33rd Street, Ser B, RB
        Guarantee: FNMA
        0.160%, 11/15/36                                 4,600,000     4,600,000
     Pennsylvania, Montgomery County,
        Redevelopment Authority, Kingswood
        Apartments Project, Ser A, RB
        Guarantee: FNMA (B)
        0.200%, 08/15/31                                 5,605,000     5,605,000
     Virginia, Chesapeake, Redevelopment &
        Housing Authority, Multi-Family
        Housing Revenue, Alta Great Bridge,
        Ser A, RB
        Guarantee: FNMA (B)
        0.200%, 01/15/41                                 1,625,000     1,625,000
     Washington State Housing Finance
        Commission, Multi-Family Housing
        Revenue, (B)
        Ballard Landmark, Ser B, RB
        Guarantee: FNMA
        0.190%, 12/15/41                                 3,510,000     3,510,000
        Bridgewood Project, Ser B, RB
        Guarantee: FNMA
        0.170%, 09/01/34                                 3,135,000     3,135,000
        Highland Park Apartments, Ser B, RB
        Guarantee: FNMA

        The accompanying notes are an integral part of the financial statements.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
       0.170%, 07/15/38                            $   1,650,000  $    1,650,000
       Pinehurst Apartments Project,
       Ser B, RB
       Guarantee: FNMA
       0.170%, 03/15/39                                1,465,000       1,465,000
       Ranier Court Project, Ser B, RB
       Guarantee: FNMA
       0.150%, 12/15/36                                3,310,000       3,310,000
       Rolling Hills Project, Ser B, RB
       Guarantee: FNMA
       0.170%, 06/15/37                                2,020,000       2,020,000
                                                                  --------------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $149,330,000)                                           149,330,000
                                                                  --------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 5.3%
--------------------------------------------------------------------------------
     Citibank N.A., Guarantee: FDIC (A)
       0.457%, 11/15/12                               12,000,000      12,033,029
     Straight - A Funding, Series I, FFBLL * (C)
       0.193%, 04/18/12                               44,311,000      44,292,993
                                                                  --------------
     TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
       (Cost $56,326,022)                                             56,326,022
                                                                  --------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 64.1%
--------------------------------------------------------------------------------
     Barclays Capital
       0.180%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $120,874,919
       (collateralized by a U.S. Treasury
       obligation, par value $118,652,200,
       1.500%, 07/31/16, total market
       value $123,286,755)                           120,869,279     120,869,279
     Deutsche Bank Securities
       0.220%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $265,001,619
       (collateralized by three Federal
       National Mortgage Association
       obligations, ranging in par value
       from $52,749,000 - $77,825,000,
       0.60% - 1.00%, 08/23/13 - 06/30/15
       and a Federal Home Loan Bank
       obligation, par value $85,500,000,
       4.00%, 11/17/31, total market
       value $270,300,400)                           265,000,000     265,000,000

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Goldman Sachs
       0.120%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $60,000,200
       (collateralized by a U.S. Treasury
       obligation, par value $27,791,600,
       3.875%, 04/15/29, total market
       value $61,200,208)                          $  60,000,000  $   60,000,000
     Goldman Sachs
       0.200%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $53,000,294
       (collateralized by a U.S. agency
       obligation, par value $43,209,200,
       1.625%, 01/15/18, total market
       value $54,060,116)                             53,000,000      53,000,000
     Merrill Lynch, Fenner Pierce & Smith
       0.150%, dated 01/31/12,
       matures on 02/01/12,
       repurchase price $181,000,754
       (collateralized by two U.S.
       Treasury obligations, ranging in
       par value from $44,343,400 -
       $110,989,000, 0.000% - 4.250%,
       01/10/13 - 11/15/40, total market
       value $184,620,097)                           181,000,000     181,000,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $679,869,279)                                           679,869,279
                                                                  --------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $1,060,463,495) +                                       1,060,463,495
                                                                  --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                (20,127)
                                                                  --------------
   NET ASSETS - 100.0%                                            $1,060,443,368
                                                                  ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUD TO MATURITY AT PURCHASE.

+     AT JANUARY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF JANUARY 31, 2012 WAS $44,292,993 AND REPRESENTED 4.2% OF NET ASSETS.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                               LEVEL 2        LEVEL 3
                                  TOTAL FAIR     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AT      QUOTED      OBSERVABLE    UNOBSERVABLE
                                   01/31/12       PRICE        INPUTS         INPUTS
                               ---------------  ---------  --------------  ------------
Investments in Securities**    $ 1,060,463,495  $      --  $1,060,463,495  $         --
                               ===============  =========  ==============  ============

** See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2012 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.040%, 02/02/12                         $  37,592,000   $  37,591,959
         0.040%, 02/09/12                           102,203,000     102,202,108
         0.005%, 02/16/12                            92,905,000      92,904,806
         0.010%, 02/23/12                            50,000,000      49,999,694
         0.005%, 03/08/12                           127,338,000     127,337,414
         0.004%, 03/22/12                           181,760,000     181,758,981
         0.006%, 03/29/12                            10,456,000      10,455,901
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $602,250,863)                                        602,250,863
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $602,250,863) +                                         602,250,863
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%
                                                                         71,256
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 602,322,119
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JANUARY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

A summary of the inputs used to value the Fund's net assets as of January 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                      LEVEL 2         LEVEL 3
                                    TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                     VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                     01/31/12          PRICE          INPUTS          INPUTS
                                   -------------   -------------   -------------   -------------
U.S. Treasury Bills                $ 602,250,863   $          --   $ 602,250,863   $          --
                                   =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 17

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                    CALIFORNIA                                           U.S.           100% U.S.
                                                     TAX-FREE        DIVERSIFIED       TREASURY       GOVERNMENT        TREASURY
                                                       MONEY            MONEY         PLUS MONEY        MONEY             MONEY
                                                      MARKET           MARKET           MARKET          MARKET           MARKET
                                                       FUND             FUND             FUND            FUND             FUND
                                                   --------------  ---------------  --------------  ---------------  --------------
ASSETS:
   Investments, at Value + ......................  $  492,181,617  $ 1,761,188,466  $   19,993,497  $   380,594,216  $  602,250,863
   Repurchase Agreements, at Value + ............              --      595,713,983     107,039,568      679,869,279              --
   Cash .........................................              --               --              --               --             154
   Receivable for Fund Shares Sold ..............              --           69,522              --           69,170          67,092
   Accrued Income ...............................         427,244          545,258           1,827           49,859              --
   Prepaid Expenses .............................          26,271          118,792          20,228           80,809          39,104
   Deferred Compensation ........................          38,691          184,493          14,957           80,623          47,064
   Due from Adviser, net ........................              --               --          10,369               --          36,876
                                                   --------------  ---------------  --------------  ---------------  --------------
      TOTAL ASSETS ..............................     492,673,823    2,357,820,514     127,080,446    1,060,743,956     602,441,153
                                                   ==============  ===============  ==============  ===============  ==============
LIABILITIES:
   Payable for Fund Shares Redeemed .............              --          219,124              --           93,905           4,017
   Income Distribution Payable ..................           2,017           28,884             402            3,379             814
   Investment Adviser Fees Payable ..............          13,879          353,234              --               45              --
   Administration Fees Payable ..................          47,947          301,551           2,489           47,027              --
   Chief Compliance Officer Fees Payable ........           1,515            1,515           1,515            1,514           1,515
   Custodian Fees Payable .......................           2,650           12,638           1,025            5,523           3,224
   Audit Fees Payable ...........................          16,238           22,268          15,744           19,294          18,695
   Deferred Compensation Payable ................          38,691          184,493          14,957           80,623          47,064
   Shareholder Servicing Fees Payable ...........              --               --              --              228              --
   Transfer Agent Fees Payable ..................           9,319           47,972           4,275           18,536          16,608
   Printing Fees Payable ........................           6,912           13,585           2,980           23,124          12,309
   Trustees Fees Payable ........................              --           16,641             317               --           7,458
   Accrued Distribution Fees ....................              --               --              --               37              --
   Accrued Expenses and Other Payables ..........             306           10,157              --            7,353           7,330
                                                   --------------  ---------------  --------------  ---------------  --------------
     TOTAL LIABILITIES ..........................         139,474        1,212,062          43,704          300,588         119,034
                                                   --------------  ---------------  --------------  ---------------  --------------
       NET ASSETS ...............................  $  492,534,349  $ 2,356,608,452  $  127,036,742  $ 1,060,443,368  $  602,322,119
                                                   ==============  ===============  ==============  ===============  ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no
     par value) .................................  $  492,483,834  $ 2,356,749,873  $  127,036,525  $ 1,060,445,045  $  602,406,549
   Undistributed Net Investment Income ..........          50,493               --             175               --              --
   Accumulated Net Realized Gain (Loss) on
     Investments ................................              22         (141,421)             42           (1,677)        (84,430)
                                                   --------------  ---------------  --------------  ---------------  --------------
       NET ASSETS ...............................  $  492,534,349  $ 2,356,608,452  $  127,036,742  $ 1,060,443,368  $  602,322,119
                                                   ==============  ===============  ==============  ===============  ==============
   + Cost of Investments and Repurchase
     Agreements .................................  $  492,181,617  $ 2,356,902,449  $  127,033,065  $ 1,060,463,495  $  602,250,863

Amounts designated as "-" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

18 HIGHMARK(R) FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012
(UNAUDITED)

                                                       CALIFORNIA                                         U.S.         100% U.S.
                                                        TAX-FREE       DIVERSIFIED      TREASURY       GOVERNMENT      TREASURY
                                                         MONEY            MONEY        PLUS MONEY        MONEY          MONEY
                                                         MARKET           MARKET          MARKET         MARKET         MARKET
                                                          FUND             FUND            FUND           FUND           FUND
                                                     --------------  ---------------  -------------  --------------  -------------
FIDUCIARY SHARES:
   Net Assets ...................................    $  234,922,765  $ 1,855,100,515  $ 121,380,924  $  910,692,843  $ 403,063,699
   Shares of beneficial interest outstanding ....       234,905,156    1,855,215,986    121,380,884     910,714,520    403,183,722
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE .....................................   $         1.00  $          1.00  $        1.00  $         1.00  $        1.00
                                                     ==============  ===============  =============  ==============  =============
CLASS A SHARES:
   Net Assets ....................................   $  240,859,234  $   402,198,540  $   5,655,817  $   46,944,143  $  95,193,030
   Shares of beneficial interest outstanding .....      240,833,928      402,219,308      5,655,815      46,945,793     95,223,228
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE .....................................   $         1.00  $          1.00  $        1.00  $         1.00  $        1.00
                                                     ==============  ===============  =============  ==============  =============
CLASS B SHARES:
   Net Assets ....................................   $          N/A  $           N/A  $         N/A  $       51,499  $         N/A
   Shares of beneficial interest outstanding .....              N/A              N/A            N/A          51,503            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE(A) ..   $          N/A  $           N/A  $         N/A  $         1.00  $         N/A
                                                     ==============  ===============  =============  ==============  =============
CLASS C SHARES:
   Net Assets ....................................   $          N/A  $           N/A  $         N/A  $      654,799  $         N/A
   Shares of beneficial interest outstanding .....              N/A              N/A            N/A         654,804            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE(A) ..   $          N/A  $           N/A  $         N/A  $         1.00  $         N/A
                                                     ==============  ===============  =============  ==============  =============
CLASS S SHARES:
   Net Assets ....................................   $   16,752,350  $    99,309,397  $           1  $  102,100,084  $ 104,065,390
   Shares of beneficial interest outstanding .....       16,750,830       99,314,693              1     102,103,828    104,088,609
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE .....................................   $         1.00  $          1.00  $        1.00  $         1.00  $        1.00
                                                     ==============  ===============  =============  ==============  =============

N/A Not Applicable
(A) Class B and Class C have contingent deferred sales charges (See Note 3 in the notes to financial statements).

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 19

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED)

                                                       CALIFORNIA                                    U.S.        100% U.S.
                                                        TAX-FREE     DIVERSIFIED     TREASURY     GOVERNMENT     TREASURY
                                                         MONEY          MONEY       PLUS MONEY      MONEY          MONEY
                                                         MARKET         MARKET        MARKET        MARKET         MARKET
                                                          FUND           FUND          FUND          FUND           FUND
                                                      ------------  -------------  ------------  ------------  -------------
Interest Income ...................................   $    707,340  $   5,068,577  $     78,455  $    768,363  $      39,585
Dividend Income ...................................             55             --            --            --             --
                                                      ------------  -------------  ------------  ------------  -------------
     Total Investment Income ......................        707,395      5,068,577        78,455       768,363         39,585
                                                      ------------  -------------  ------------  ------------  -------------
Expenses:
   Investment Adviser Fees ........................        821,350      3,719,255       288,900     1,939,466        873,492
   Shareholder Servicing Fees Fiduciary Shares ....        324,156      2,454,464       230,574     1,371,533        485,270
   Shareholder Servicing Fees Class A Shares ......        341,549        518,312        10,176        65,867        124,416
   Shareholder Servicing Fees Class B Shares ......             --             --            --           129             --
   Administration Fees ............................        410,503      1,856,410       143,676       968,426        435,952
   Custodian Fees .................................         17,111         77,485         6,019        40,405         18,198
   Trustees Fees ..................................         14,927         83,994         6,109        34,902         21,552
   Chief Compliance Officer Fees ..................          3,706          3,706         3,706         3,706          3,706
   Distribution Fees Class A Shares ...............        341,549        518,312        10,176        65,867        124,416
   Distribution Fees Class B Shares ...............             --             --            --           386             --
   Distribution Fees Class C Shares ...............             --             --            --         1,198             --
   Distribution Fees Class S Shares ...............         41,257        278,527            --       392,246        260,091
   Registration Fees ..............................          6,779         23,625         7,545        34,216         21,485
   Transfer Agent Fees ............................         23,512        100,353         9,648        56,639         31,158
   Printing Fees ..................................         34,129        127,180        13,933        79,490         38,350
   Audit Fees .....................................         14,429         21,613        13,033        17,265         14,806
   Legal Fees .....................................         26,612        134,043        10,415        79,945         33,417
   Miscellaneous Fees .............................         21,551         65,281        18,816        42,385         28,512
                                                      ------------  -------------  ------------  ------------  -------------
     Total Expenses ...............................      2,443,120      9,982,560       772,726     5,194,071      2,514,821
                                                      ------------  -------------  ------------  ------------  -------------
Less: Waivers and Reimbursements
     Investment Adviser Fee Waiver ................       (696,060)    (1,312,322)     (288,717)   (1,848,815)      (873,492)
     Shareholder Servicing Fee Waiver - Fiduciary
       Shares (Note 3) ............................       (324,101)    (2,454,464)     (230,576)   (1,371,261)      (485,270)
     Shareholder Servicing Fee Waiver - Class A
       Shares (Note 3) ............................       (341,486)      (518,312)      (10,176)      (65,861)      (124,416)
     Shareholder Servicing Fee Waiver - Class B
       Shares .....................................             --             --            --          (128)            --
     Distribution Fee Waiver - Class A Shares
       (Note 3) ...................................       (341,549)      (518,312)      (10,176)      (65,850)      (124,416)
     Distribution Fee Waiver - Class B Shares
       (Note 3) ...................................             --             --            --          (386)            --
     Distribution Fee Waiver - Class C Shares
       (Note 3) ...................................             --             --            --        (1,198)            --
     Distribution Fee Waiver - Class S Shares
       (Note 3) ...................................        (41,253)      (278,527)           --      (392,217)      (260,091)
     Administration Fee Waiver ....................        (18,604)            --      (137,743)     (705,420)      (435,952)
     Reimbursement of Expenses by Adviser .........             --             --       (19,296)           --       (178,863)
                                                      ------------  -------------  ------------  ------------  -------------
Total Waivers and Reimbursements ..................     (1,763,053)    (5,081,937)     (696,684)   (4,451,136)    (2,482,500)
                                                      ------------  -------------  ------------  ------------  -------------
Total Net Expenses ................................        680,067      4,900,623        76,042       742,935         32,321
                                                      ------------  -------------  ------------  ------------  -------------
Net Investment Income .............................         27,328        167,954         2,413        25,428          7,264
                                                      ------------  -------------  ------------  ------------  -------------
Net Realized Gain (Loss) on Investments ...........             22       (141,421)           42            54         (5,418)
                                                      ------------  -------------  ------------  ------------  -------------
Increase in Net Assets Resulting from Operations ..   $     27,350  $      26,533  $      2,455  $     25,482  $       1,846
                                                      ============  =============  ============  ============  =============

Amounts designated as "-" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

20 HIGHMARK(R) FUNDS

                       This Page Left Blank Intentionally.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        CALIFORNIA TAX-FREE
                                                                         MONEY MARKET FUND
                                                                  -------------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                     1/31/2012       YEAR ENDED
                                                                    (UNAUDITED)      7/31/2011
                                                                  -------------------------------
Investment Activities:
   Net Investment Income ......................................   $       27,328   $      190,167
   Net Realized Gain (Loss) ...................................               22              564
                                                                  --------------   --------------
Net Increase in Net Assets Resulting From Operations ..........           27,350          190,731
                                                                  --------------   --------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .........................................          (12,941)        (128,868)
     Class A Shares ...........................................          (13,637)         (58,278)
     Class B Shares ...........................................               --               --
     Class C Shares ...........................................               --               --
     Class S Shares ...........................................             (750)          (3,021)
                                                                  --------------   --------------
       Total Dividends and Distributions ......................          (27,328)        (190,167)
                                                                  --------------   --------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions(1) ....................................      (60,534,323)      29,204,008
                                                                  --------------   --------------
       Total Increase (Decrease) in Net Assets ................      (60,534,301)      29,204,572
                                                                  --------------   --------------
Net Assets:
   Beginning of Period ........................................      553,068,650      523,864,078
                                                                  --------------   --------------
   End of Period ..............................................   $  492,534,349   $  553,068,650
                                                                  ==============   ==============
Undistributed Net Investment Income ...........................   $       50,493   $       50,493
                                                                  ==============   ==============

Amounts designated as " -" are either $0 or have been rounded to $0.
(1) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 22 - 25.

        The accompanying notes are an integral part of the financial statements.

22 HIGHMARK(R) FUNDS

                                                                                        TREASURY PLUS
                                                DIVERSIFIED MONEY MARKET                MONEY MARKET
                                                         FUND                               FUND
                                            ---------------------------------   -----------------------------
                                               SIX MONTHS                         SIX MONTHS
                                                 ENDED                              ENDED
                                               1/31/2012        YEAR ENDED        1/31/2012      YEAR ENDED
                                              (UNAUDITED)        7/31/2011       (UNAUDITED)     7/31/2011
                                            ---------------------------------   -----------------------------
Investment Activities:
   Net Investment Income .................  $       167,954   $     1,364,246   $       2,413   $      27,509
   Net Realized Gain (Loss) ..............         (141,421)            2,097              42              --
                                            ---------------   ---------------   -------------   -------------
Net Increase in Net Assets Resulting
   From Operations .......................           26,533         1,366,343           2,455          27,509
                                            ---------------   ---------------   -------------   -------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
     Fiduciary Shares ....................         (196,837)       (1,107,284)         (2,311)        (25,751)
     Class A Shares ......................          (41,571)         (184,091)           (102)         (1,758)
     Class B Shares ......................               --                --              --              --
     Class C Shares ......................               --                --              --              --
     Class S Shares ......................          (10,154)          (72,871)             --              --
                                            ---------------   ---------------   -------------   -------------
       Total Dividends and
         Distributions ...................         (248,562)       (1,364,246)         (2,413)        (27,509)
                                            ---------------   ---------------   -------------   -------------
   Net Increase (Decrease) in Net
     Assets From:
     Share Transactions(1) ...............     (188,693,354)      (19,610,119)    (68,821,824)      8,480,567
                                            ---------------   ---------------   -------------   -------------
       Total Increase (Decrease) in
         Net Assets ......................     (188,915,383)      (19,608,022)    (68,821,782)      8,480,567
                                            ---------------   ---------------   -------------   -------------
Net Assets:
   Beginning of Period ...................    2,545,523,835     2,565,131,857     195,858,524     187,377,957
                                            ---------------   ---------------   -------------   -------------
   End of Period .........................  $ 2,356,608,452   $ 2,545,523,835   $ 127,036,742   $ 195,858,524
                                            ===============   ===============   =============   =============
Undistributed Net Investment
  Income .................................  $            --   $        80,608   $         175   $         175
                                            ===============   ===============   =============   =============

                                                                                           100%
                                                  U.S. GOVERNMENT MONEY             U.S. TREASURY MONEY
                                                      MARKET FUND                        MARKET FUND
                                            ---------------------------------   ------------------------------
                                               SIX MONTHS                        SIX MONTHS
                                                  ENDED                            ENDED
                                               1/31/2012        YEAR ENDED       1/31/2012        YEAR ENDED
                                               (UNAUDITED)      7/31/2011        (UNAUDITED)      7/31/2011
                                            ---------------------------------   ------------------------------
Investment Activities:
   Net Investment Income .................  $        25,428   $       333,064   $       7,264   $       70,042
   Net Realized Gain (Loss) ..............               54               735          (5,418)          16,418
                                            ---------------   ---------------   -------------   --------------
Net Increase in Net Assets Resulting
   From Operations .......................           25,482           333,799           1,846           86,460
                                            ---------------   ---------------   -------------   --------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
     Fiduciary Shares ....................          (21,567)         (271,288)         (4,843)         (30,405)
     Class A Shares ......................           (1,039)          (12,747)         (1,241)          (9,094)
     Class B Shares ......................               (2)              (46)             --               --
     Class C Shares ......................               (6)              (94)             --               --
     Class S Shares ......................           (2,814)          (48,889)         (1,180)         (30,543)
                                            ---------------   ---------------   -------------   --------------
       Total Dividends and
         Distributions ...................          (25,428)         (333,064)         (7,264)         (70,042)
                                            ---------------   ---------------   -------------   --------------
   Net Increase (Decrease) in Net
     Assets From:
     Share Transactions(1) ...............     (281,410,076)      189,065,828      28,734,499     (301,806,589)
                                            ---------------   ---------------   -------------   --------------
       Total Increase (Decrease) in
         Net Assets ......................     (281,410,022)      189,066,563      28,729,081     (301,790,171)
                                            ---------------   ---------------   -------------   --------------
Net Assets:
   Beginning of Period ...................    1,341,853,390     1,152,786,827     573,593,038      875,383,209
                                            ---------------   ---------------   -------------   --------------
   End of Period .........................  $ 1,060,443,368   $ 1,341,853,390   $ 602,322,119   $  573,593,038
                                            ===============   ===============   =============   ==============
Undistributed Net Investment
  Income .................................  $            --   $            --   $          --   $           --
                                            ===============   ===============   =============   ==============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 23

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)

                                                                           CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                               --------------------------------------------------------------
                                                                      SIX MONTHS ENDED
                                                                          1/31/2012                     YEAR ENDED
                                                                         (UNAUDITED)                    7/31/2011
                                                                   SHARES          DOLLARS         SHARES         DOLLARS
                                                               --------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ...........................      210,971,084  $   210,971,084   512,725,924  $   512,725,924
     Reinvestment of Dividends and Distributions ...........               29               29           628              628
     Cost of Shares Redeemed ...............................     (216,440,860)    (216,440,860) (472,579,563)    (472,579,563)
                                                               --------------  ---------------  ------------  ---------------
       Total Fiduciary Share Transactions ..................       (5,469,747)      (5,469,747)   40,146,989       40,146,989
                                                               --------------  ---------------  ------------  ---------------
   Class A Shares:
     Proceeds from Shares Issued ...........................      136,605,150      136,605,150   556,886,909      556,886,909
     Reinvestment of Dividends and Distributions ...........           13,612           13,612        58,258           58,258
     Cost of Shares Redeemed ...............................     (191,794,086)    (191,794,086) (560,634,629)    (560,634,629)
                                                               --------------  ---------------  ------------  ---------------
       Total Class A Share Transactions ....................      (55,175,324)     (55,175,324)   (3,689,462)      (3,689,462)
                                                               --------------  ---------------  ------------  ---------------
   Class S Shares:
     Proceeds from Shares Issued ...........................       20,023,000       20,023,000    76,797,492       76,797,492
     Reinvestment of Dividends and Distributions ...........              750              750         2,846            2,846
     Cost of Shares Redeemed ...............................      (19,913,002)     (19,913,002)  (84,053,857)     (84,053,857)
                                                               --------------  ---------------  ------------  ---------------
       Total Class S Share Transactions ....................          110,748          110,748    (7,253,519)      (7,253,519)
                                                               --------------  ---------------  ------------  ---------------
     Net Increase (Decrease) from Capital Stock Activity ...      (60,534,323) $   (60,534,323)   29,204,008  $    29,204,008
                                                               ==============  ===============  ============  ===============

Amounts designated as " -" are either $0 or have been rounded to $0

        The accompanying notes are an integral part of the financial statements.

24 HIGHMARK(R) FUNDS

                                                            DIVERSIFIED MONEY MARKET FUND
                                          --------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                      1/31/2012                         YEAR ENDED
                                                     (UNAUDITED)                        7/31/2011
                                              SHARES            DOLLARS          SHARES            DOLLARS
                                          --------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......     2,459,932,949   $ 2,459,932,949    3,802,266,917   $ 3,802,266,917
     Reinvestment of Dividends and
       Distributions ..................            21,851            21,851          168,287           168,287
     Cost of Shares Redeemed ..........    (2,589,006,064)   (2,589,006,064)  (3,750,826,268)   (3,750,826,268)
                                          ---------------   ---------------   --------------   ---------------
       Total Fiduciary Share
         Transactions .................      (129,051,264)     (129,051,264)      51,608,936        51,608,936
                                          ---------------   ---------------   --------------   ---------------
   Class A Shares:
     Proceeds from Shares Issued ......       212,697,443       212,697,443      596,354,791       596,354,791
     Reinvestment of Dividends
       and Distributions ..............            41,360            41,360          183,242           183,242
     Cost of Shares Redeemed ..........      (264,586,836)     (264,586,836)    (592,488,110)     (592,488,110)
                                          ---------------   ---------------   --------------   ---------------
       Total Class A Share
         Transactions .................       (51,848,033)      (51,848,033)       4,049,923         4,049,923
                                          ---------------   ---------------   --------------   ---------------
   Class S Shares:
     Proceeds from Shares Issued ......       184,822,901       184,822,901      833,912,760       833,912,760
     Reinvestment of Dividends
       and Distributions ..............            10,154            10,154           68,266            68,266
     Cost of Shares Redeemed ..........      (192,627,112)     (192,627,112)    (909,250,004)     (909,250,004)
                                          ---------------   ---------------   --------------   ---------------
       Total Class S Share
         Transactions .................        (7,794,057)       (7,794,057)     (75,268,978)      (75,268,978)
                                          ---------------   ---------------   --------------   ---------------
     Net Increase (Decrease)
       from Capital Stock Activity ....      (188,693,354)  $  (188,693,354)     (19,610,119)  $   (19,610,119)
                                          ===============   ===============   ==============   ===============

                                                          TREASURY PLUS MONEY MARKET FUND
                                          --------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     1/31/2012                          YEAR ENDED
                                                    (UNAUDITED)                          7/31/2011
                                              SHARES           DOLLARS            SHARES           DOLLARS
                                          --------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......       805,991,471   $   805,991,471      966,631,663   $   966,631,663
     Reinvestment of Dividends and
       Distributions ..................                --                --               --                --
     Cost of Shares Redeemed ..........      (869,090,277)     (869,090,277)    (954,857,918)     (954,857,918)
                                          ---------------   ---------------   --------------   ---------------
       Total Fiduciary Share
         Transactions .................       (63,098,806)      (63,098,806)      11,773,745        11,773,745
                                          ---------------   ---------------   --------------   ---------------
   Class A Shares:
     Proceeds from Shares Issued ......        73,317,095        73,317,095       22,301,296        22,301,296
     Reinvestment of Dividends
       and Distributions ..............               102               102            1,758             1,758
     Cost of Shares Redeemed ..........       (79,040,215)      (79,040,215)     (25,596,232)      (25,596,232)
                                          ---------------   ---------------   --------------   ---------------
       Total Class A Share
         Transactions .................        (5,723,018)       (5,723,018)      (3,293,178)       (3,293,178)
                                          ---------------   ---------------   --------------   ---------------
   Class S Shares:
     Proceeds from Shares Issued ......                --                --               --                --
     Reinvestment of Dividends
       and Distributions ..............                --                --               --                --
     Cost of Shares Redeemed ..........                --                --               --                --
                                          ---------------   ---------------   --------------   ---------------
       Total Class S Share
         Transactions .................                --                --               --                --
                                          ---------------   ---------------   --------------   ---------------
     Net Increase (Decrease)
       from Capital Stock Activity ....       (68,821,824)  $  (68,821,824)        8,480,567   $     8,480,567
                                          ===============   ===============   ==============   ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 25

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)

                                                                             U.S. GOVERNMENT MONEY MARKET FUND
                                                            ------------------------------------------------------------------
                                                                     SIX MONTHS ENDED
                                                                         1/31/2012                     YEAR ENDED
                                                                        (UNAUDITED)                    7/31/2011
                                                                SHARES          DOLLARS          SHARES           DOLLARS
                                                            ------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ........................    2,336,878,128  $ 2,336,878,128   6,751,644,991  $   6,751,644,991
     Reinvestment of Dividends and Distributions ........            1,111            1,111           4,862              4,862
     Cost of Shares Redeemed ............................   (2,608,009,884)  (2,608,009,884) (6,502,196,456)    (6,502,196,456)
                                                            --------------  ---------------  --------------  -----------------
       Total Fiduciary Share Transactions ...............     (271,130,645)    (271,130,645)    249,453,397        249,453,397
                                                            --------------  ---------------  --------------  -----------------
   Class A Shares:
     Proceeds from Shares Issued ........................       23,618,288       23,618,288      80,741,580         80,741,580
     Reinvestment of Dividends and Distributions ........            1,014            1,014          12,680             12,680
     Cost of Shares Redeemed ............................      (31,328,132)     (31,328,132)    (66,989,449)       (66,989,449)
                                                            --------------  ---------------  --------------  -----------------
       Total Class A Share Transactions .................       (7,708,830)      (7,708,830)     13,764,811         13,764,811
                                                            --------------  ---------------  --------------  -----------------
   Class B Shares:
     Proceeds from Shares Issued ........................               --               --          36,896             36,896
     Reinvestment of Dividends and Distributions ........               --               --              46                 46
     Cost of Shares Redeemed ............................          (96,092)         (96,092)        (64,253)           (64,253)
                                                            --------------  ---------------  --------------  -----------------
       Total Class B Share Transactions .................          (96,092)         (96,092)        (27,311)           (27,311)
                                                            --------------  ---------------  --------------  -----------------
   Class C Shares:
     Proceeds from Shares Issued ........................          709,917          709,917       1,314,608          1,314,608
     Reinvestment of Dividends and Distributions ........                3                3              88                 88
     Cost of Shares Redeemed ............................         (325,537)        (325,537)     (1,365,074)        (1,365,074)
                                                            --------------  ---------------  --------------  -----------------
       Total Class C Share Transactions .................          384,383          384,383         (50,378)           (50,378)
                                                            --------------  ---------------  --------------  -----------------
   Class S Shares:
     Proceeds from Shares Issued ........................      480,996,972      480,996,972   1,089,861,082      1,089,861,082
     Reinvestment of Dividends and Distributions ........            2,814            2,814          45,509             45,509
     Cost of Shares Redeemed ............................     (483,858,678)    (483,858,678) (1,163,981,282)    (1,163,981,282)
                                                            --------------  ---------------  --------------  -----------------
       Total Class S Share Transactions .................       (2,858,892)      (2,858,892)    (74,074,691)       (74,074,691)
                                                            --------------  ---------------  --------------  -----------------
     Net Increase (Decrease) from Capital Stock
       Activity .........................................     (281,410,076) $  (281,410,076)    189,065,828  $     189,065,828
                                                            ==============  ===============  ==============  =================

Amounts designated as " -" are either $0 or have been rounded to $0

        The accompanying notes are an integral part of the financial statements.

26 HIGHMARK(R) FUNDS

                                                                           100% U.S. TREASURY MONEY MARKET FUND
                                                            ------------------------------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                      1/31/2012                         YEAR ENDED
                                                                     (UNAUDITED)                        7/31/2011
                                                                SHARES          DOLLARS          SHARES          DOLLARS
                                                            ------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ........................      552,880,129  $   552,880,129   1,217,901,265  $   1,217,901,265
     Reinvestment of Dividends and Distributions ........               61               61             795                795
     Cost of Shares Redeemed ............................     (544,430,543)    (544,430,543) (1,229,015,783)    (1,229,015,783)
                                                            --------------  ---------------  --------------  -----------------
       Total Fiduciary Share Transactions ...............        8,449,647        8,449,647     (11,113,723)       (11,113,723)
                                                            --------------  ---------------  --------------  -----------------
   Class A Shares:
     Proceeds from Shares Issued ........................      229,174,653      229,174,653     166,236,480        166,236,480
     Reinvestment of Dividends and Distributions ........            1,239            1,239           9,090              9,090
     Cost of Shares Redeemed ............................     (227,068,940)    (227,068,940)   (218,047,890)      (218,047,890)
                                                            --------------  ---------------  --------------  -----------------
       Total Class A Share Transactions .................        2,106,952        2,106,952     (51,802,320)       (51,802,320)
                                                            --------------  ---------------  --------------  -----------------
   Class B Shares:
     Proceeds from Shares Issued ........................               --               --              --                 --
     Reinvestment of Dividends and Distributions ........               --               --              --                 --
     Cost of Shares Redeemed ............................               --               --              --                 --
                                                            --------------  ---------------  --------------  -----------------
       Total Class B Share Transactions .................               --               --              --                 --
                                                            --------------  ---------------  --------------  -----------------
   Class C Shares:
     Proceeds from Shares Issued ........................               --               --              --                 --
     Reinvestment of Dividends and Distributions ........               --               --              --                 --
     Cost of Shares Redeemed ............................               --               --              --                 --
                                                            --------------  ---------------  --------------  -----------------
       Total Class C Share Transactions .................               --               --              --                 --
                                                            --------------  ---------------  --------------  -----------------
   Class S Shares:
     Proceeds from Shares Issued ........................      317,002,942      317,002,942   1,533,379,319      1,533,379,319
     Reinvestment of Dividends and Distributions ........            1,180            1,180          28,040             28,040
     Cost of Shares Redeemed ............................     (298,826,222)    (298,826,222) (1,772,297,905)    (1,772,297,905)
                                                            --------------  ---------------  --------------  -----------------
       Total Class S Share Transactions .................       18,177,900       18,177,900    (238,890,546)      (238,890,546)
                                                            --------------  ---------------  --------------  -----------------
     Net Increase (Decrease) from Capital Stock
       Activity .........................................       28,734,499  $    28,734,499    (301,806,589) $    (301,806,589)
                                                            ==============  ===============  ==============  =================

                                                            HIGHMARK(R) FUNDS 27

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                 DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                  ---------------------------                --------------------
                         NET
                        ASSET                                                                           TOTAL
                        VALUE,        NET       NET REALIZED       TOTAL         NET                     FROM
                      BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                      OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
   FIDUCIARY SHARES
   2012*                $1.00      $    --++       $   --++       $   --++    $    --++     $--       $    --++
   2011                  1.00        0.001             --++        0.001       (0.001)       --        (0.001)
   2010                  1.00           --++           --++           --++         --++      --            --++
   2009                  1.00        0.011             --          0.011       (0.011)       --        (0.011)
   2008                  1.00        0.024          0.001          0.025       (0.025)       --        (0.025)
   2007                  1.00        0.031             --          0.031       (0.031)       --        (0.031)
   CLASS A SHARES
   2012*                $1.00      $    --++       $   --++       $   --++    $    --++     $--       $    --++
   2011                  1.00           --++           --             --++         --++      --            --++
   2010                  1.00           --++           --++           --++         --++      --            --++
   2009                  1.00        0.009             --          0.009       (0.009)       --        (0.009)
   2008                  1.00        0.022          0.001          0.023       (0.023)       --        (0.023)
   2007                  1.00        0.028             --          0.028       (0.028)       --        (0.028)
   CLASS S SHARES
   2012*                $1.00      $    --++       $   --++       $   --++    $    --++     $--       $    --++
   2011                  1.00           --++           --++           --++         --++      --            --++
   2010                  1.00           --++           --++           --++         --++      --            --++
   2009                  1.00        0.007             --          0.007       (0.007)       --        (0.007)
   2008                  1.00        0.019          0.001          0.020       (0.020)       --        (0.020)
   2007                  1.00        0.026             --          0.026       (0.026)       --        (0.026)
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
   FIDUCIARY SHARES
   2012*                $1.00      $ 0.001         $   --++       $0.001      $(0.001)      $--       $(0.001)
   2011                  1.00        0.001             --++        0.001       (0.001)       --        (0.001)
   2010                  1.00        0.003             --++        0.003       (0.003)       --        (0.003)
   2009                  1.00        0.015             --          0.015       (0.015)       --        (0.015)
   2008                  1.00        0.037             --          0.037       (0.037)       --        (0.037)
   2007                  1.00        0.049             --          0.049       (0.049)       --        (0.049)
   CLASS A SHARES
   2012*                $1.00      $ 0.001         $   --++       $0.001      $(0.001)      $--       $(0.001)
   2011                  1.00        0.001             --++        0.001       (0.001)       --        (0.001)
   2010                  1.00        0.001             --++        0.001       (0.001)       --        (0.001)
   2009                  1.00        0.013             --          0.013       (0.013)       --        (0.013)
   2008                  1.00        0.034          0.001          0.035       (0.035)       --        (0.035)
   2007                  1.00        0.046             --          0.046       (0.046)       --        (0.046)
   CLASS S SHARES
   2012*                $1.00      $ 0.001         $   --++       $0.001      $(0.001)      $--       $(0.001)
   2011                  1.00        0.001             --++        0.001       (0.001)       --        (0.001)
   2010                  1.00        0.001             --++        0.001       (0.001)       --        (0.001)
   2009                  1.00        0.010             --          0.010       (0.010)       --        (0.010)
   2008                  1.00        0.032             --          0.032       (0.032)       --        (0.032)
   2007                  1.00        0.044             --          0.044       (0.044)       --        (0.044)
-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------
   FIDUCIARY SHARES
   2012*                $1.00      $    --++       $   --++       $   --++    $    --++     $--       $    --++
   2011                  1.00           --++           --             --++         --++      --            --++
   2010                  1.00        0.001             --          0.001       (0.001)       --        (0.001)
   2009 (1)              1.00        0.004^            --          0.004       (0.004)       --        (0.004)
   CLASS A SHARES
   2012*                $1.00      $    --++       $   --++       $   --++    $    --++     $--       $    --++
   2011                  1.00           --++           --             --++         --++      --            --++
   2010                  1.00           --++           --             --           --++      --            --++
   2009 (1)              1.00        0.001^            --          0.001       (0.001)       --        (0.001)

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE     RATIO OF
                         NET                    NET                         NET ASSETS       NET
                        ASSET                 ASSETS,        RATIO          EXCLUDING     INVESTMENT
                        VALUE,                  END       OF EXPENSES      FEE WAIVERS      INCOME
                         END       TOTAL     OF PERIOD     TO AVERAGE     AND REDUCTION   TO AVERAGE
                      OF PERIOD   RETURN**     (000)       NET ASSETS      OF EXPENSES    NET ASSETS
------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
   FIDUCIARY SHARES
   2012*                $1.00       0.01%    $  234,923      0.25%            0.76%          0.01%
   2011                  1.00       0.06        240,393      0.46             0.76           0.06
   2010                  1.00       0.03        200,245      0.40+++          0.78           0.03
   2009                  1.00       1.15        343,075      0.54+++          0.79           1.14
   2008                  1.00       2.55        460,265      0.49             0.76           2.42
   2007                  1.00       3.13        226,583      0.48             0.79           3.08
   CLASS A SHARES
   2012*                $1.00       0.01%    $  240,859      0.25%            1.01%          0.01%
   2011                  1.00       0.02        296,035      0.50             1.01           0.02
   2010                  1.00       0.02        299,724      0.42+++          1.03           0.02
   2009                  1.00       0.93        604,164      0.78+++          1.04           0.90
   2008                  1.00       2.30        674,650      0.74             1.01           2.17
   2007                  1.00       2.87        329,718      0.72             1.04           2.83
   CLASS S SHARES
   2012*                $1.00       0.01%    $   16,752      0.25%            1.06%          0.01%
   2011                  1.00       0.02         16,642      0.49             1.06           0.03
   2010                  1.00       0.02         23,895      0.42+++          1.08           0.02
   2009                  1.00       0.73         39,228      0.97+++          1.09           0.71
   2008                  1.00       2.04         34,968      0.99             1.06           1.92
   2007                  1.00       2.61         56,721      0.98             1.09           2.60
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
   FIDUCIARY SHARES
   2012*                $1.00       0.01%    $1,855,101      0.40%            0.75%          0.01%
   2011                  1.00       0.06      1,984,330      0.48             0.75           0.06
   2010                  1.00       0.25      1,932,702      0.56+++          0.76           0.26
   2009                  1.00       1.55      2,415,777      0.58+++          0.80           1.53
   2008                  1.00       3.81      2,193,518      0.54             0.76           3.66
   2007                  1.00       4.98      1,764,559      0.52             0.78           4.87
   CLASS A SHARES
   2012*                $1.00       0.01%    $  402,199      0.40%            1.00%          0.01%
   2011                  1.00       0.05        454,082      0.49             1.00           0.04
   2010                  1.00       0.10        450,045      0.73+++          1.01           0.10
   2009                  1.00       1.30        858,653      0.83+++          1.05           1.28
   2008                  1.00       3.55        981,601      0.79             1.01           3.41
   2007                  1.00       4.72        792,969      0.78             1.03           4.62
   CLASS S SHARES
   2012*                $1.00       0.01%    $   99,309      0.40%            1.05%          0.01%
   2011                  1.00       0.05        107,112      0.50             1.05           0.04
   2010                  1.00       0.07        182,385      0.75+++          1.06           0.07
   2009                  1.00       1.05        234,462      1.08+++          1.10           1.03
   2008                  1.00       3.29        333,995      1.04             1.06           3.16
   2007                  1.00       4.47        372,409      1.03             1.08           4.37
-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------
   FIDUCIARY SHARES
   2012*                $1.00       0.00%    $  121,381      0.08%            0.79%          0.00%++++
   2011                  1.00       0.02        184,480      0.13             0.79           0.01
   2010                  1.00       0.05        172,706      0.14+++          0.80           0.05
   2009 (1)              1.00       0.41        139,233      0.15***+++       0.80***        0.23***
   CLASS A SHARES
   2012*                $1.00       0.00%    $    5,656      0.08%            1.04%          0.00%++++
   2011                  1.00       0.02         11,379      0.12             1.04           0.02
   2010                  1.00       0.03         14,672      0.16+++          1.05           0.03
   2009 (1)              1.00       0.10         13,847      0.30***+++       1.05***        0.08***

        The accompanying notes are an integral part of the financial statements.

28 HIGHMARK(R) FUNDS

                                                                                 DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                  ---------------------------                --------------------
                         NET
                        ASSET                                                                           TOTAL
                        VALUE,        NET       NET REALIZED       TOTAL         NET                    FROM
                      BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                      OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
-------------------------------------------
TREASURY PLUS MONEY MARKET FUND (CONTINUED)
-------------------------------------------
   CLASS S SHARES
   2012* (2)            $1.00      $    --++       $   --        $   --       $    --       $--       $    --
   2011 (2)              1.00           --++           --            --            --        --            --
   2010 (2)              1.00           --             --            --            --        --            --
   2009 (1)(2)           1.00           --^            --            --            --        --            --
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   FIDUCIARY SHARES
   2012*                $1.00      $    --++       $   --++      $   --++     $    --++     $--       $    --++
   2011                  1.00           --++           --++          --++          --++      --            --++
   2010                  1.00        0.001             --         0.001        (0.001)       --        (0.001)
   2009                  1.00        0.009^            --         0.009        (0.009)       --        (0.009)
   2008                  1.00        0.031          0.001         0.032        (0.032)       --        (0.032)
   2007                  1.00        0.048             --         0.048        (0.048)       --        (0.048)
   CLASS A SHARES
   2012*                $1.00      $    --++       $   --++      $   --++     $    --++     $--       $    --++
   2011                  1.00           --++           --++          --++          --++      --            --++
   2010                  1.00        0.001             --         0.001        (0.001)       --        (0.001)
   2009                  1.00        0.008^            --         0.008        (0.008)       --        (0.008)
   2008                  1.00        0.029          0.001         0.030        (0.030)       --        (0.030)
   2007                  1.00        0.045             --         0.045        (0.045)       --        (0.045)
   CLASS B SHARES
   2012*                $1.00      $    --++       $   --++      $   --++     $    --++     $--       $    --++
   2011                  1.00           --++           --++          --++          --++      --            --++
   2010                  1.00        0.001             --         0.001        (0.001)       --        (0.001)
   2009                  1.00        0.005^            --         0.005        (0.005)       --        (0.005)
   2008                  1.00        0.022          0.001         0.023        (0.023)       --        (0.023)
   2007                  1.00        0.038             --         0.038        (0.038)       --        (0.038)
   CLASS C SHARES
   2012*                $1.00      $    --++       $   --++      $   --++     $    --++     $--       $    --++
   2011                  1.00           --++           --++          --++          --++      --            --++
   2010                  1.00        0.001             --         0.001        (0.001)       --        (0.001)
   2009                  1.00        0.006^            --         0.006        (0.006)       --        (0.006)
   2008                  1.00        0.024          0.001         0.025        (0.025)       --        (0.025)
   2007                  1.00        0.041             --         0.041        (0.041)       --        (0.041)
   CLASS S SHARES
   2012*                $1.00      $    --++       $   --++      $   --++     $    --++     $--       $    --++
   2011                  1.00           --++           --++          --++          --++      --            --++
   2010                  1.00           --++           --            --++          --++      --            --++
   2009                  1.00        0.007^            --         0.007        (0.007)       --        (0.007)
   2008                  1.00        0.026          0.001         0.027        (0.027)       --        (0.027)
   2007                  1.00        0.043             --         0.043        (0.043)       --        (0.043)

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE     RATIO OF
                         NET                     NET                        NET ASSETS        NET
                        ASSET                  ASSETS,       RATIO          EXCLUDING     INVESTMENT
                        VALUE,                   END      OF EXPENSES      FEE WAIVERS      INCOME
                         END       TOTAL      OF PERIOD    TO AVERAGE     AND REDUCTION   TO AVERAGE
                      OF PERIOD   RETURN**      (000)      NET ASSETS      OF EXPENSES    NET ASSETS
--------------------------------------------------------------------------------------------------------
-------------------------------------------
TREASURY PLUS MONEY MARKET FUND (CONTINUED)
-------------------------------------------
   CLASS S SHARES
   2012* (2)            $1.00       0.00%    $       --      0.08%            0.54%           0.00%++++
   2011 (2)              1.00       0.00             --      0.12             0.54            0.02
   2010 (2)              1.00       0.00             --      0.14+++          1.10            0.05
   2009 (1)(2)           1.00       0.00             --      0.15***+++       0.55***         0.23***
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   FIDUCIARY SHARES
   2012*                $1.00       0.00%    $  910,693      0.12%            0.76%           0.00%++++
   2011                  1.00       0.03      1,181,823      0.16             0.76            0.03
   2010                  1.00       0.08        932,370      0.16+++          0.77            0.08
   2009                  1.00       0.95        873,242      0.49+++          0.80            0.88
   2008                  1.00       3.25        576,230      0.54             0.78            3.14
   2007                  1.00       4.90        456,802      0.53             0.79            4.80
   CLASS A SHARES
   2012*                $1.00       0.00%    $   46,944      0.12%            1.01%           0.00%++++
   2011                  1.00       0.03         54,653      0.16             1.01            0.03
   2010                  1.00       0.06         40,888      0.18+++          1.02            0.06
   2009                  1.00       0.79         66,319      0.67+++          1.05            0.70
   2008                  1.00       2.99         80,235      0.79             1.05            2.89
   2007                  1.00       4.64         33,560      0.78             1.04            4.55
   CLASS B SHARES
   2012*                $1.00       0.00%    $       51      0.12%            1.51%           0.00%++++
   2011                  1.00       0.03            148      0.16             1.51            0.03
   2010                  1.00       0.06            175      0.18+++          1.52            0.06
   2009                  1.00       0.47            236      0.94+++          1.55            0.43
   2008                  1.00       2.30            127      1.48             1.51            2.20
   2007                  1.00       3.91            432      1.48             1.54            3.85
   CLASS C SHARES
   2012*                $1.00       0.00%    $      655      0.12%            1.26%           0.00%++++
   2011                  1.00       0.03            270      0.16             1.26            0.03
   2010                  1.00       0.06            321      0.18+++          1.27            0.06
   2009                  1.00       0.58            308      0.82+++          1.30            0.55
   2008                  1.00       2.53            251      1.24             1.28            2.44
   2007                  1.00       4.16             29      1.23             1.29            4.09
   CLASS S SHARES
   2012*                $1.00       0.00%    $  102,100      0.12%            1.06%           0.00%++++
   2011                  1.00       0.03        104,959      0.16             1.06            0.03
   2010                  1.00       0.05        179,034      0.19+++          1.07            0.05
   2009                  1.00       0.67        158,151      0.78+++          1.10            0.59
   2008                  1.00       2.74        161,100      1.04             1.08            2.64
   2007                  1.00       4.38        128,681      1.03             1.09            4.30

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

  ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 ***  ANNUALIZED.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++  AMOUNT REPRESENTS LESS THAN $0.001.

 +++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09, RESPECTIVELY, WAS 0.01% AND 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET FUND, 0.01% AND 0.04% FOR THE DIVERSIFIED MONEY MARKET FUND, 0.00% AND 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND AND 0.00% AND 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND.

++++  AMOUNT REPRESENTS LESS THAN 0.01%.

   ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

 (1)  COMMENCED OPERATIONS ON AUGUST 14, 2008.

 (2) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIODS SHOWN, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 29

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                 DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                  ---------------------------                --------------------
                         NET
                        ASSET                                                                           TOTAL
                        VALUE,        NET       NET REALIZED      TOTAL          NET                     FROM
                      BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                      OF PERIOD     INCOME+     INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
   FIDUCIARY SHARES
   2012*                $1.00      $   --++         $--++        $   --++     $    --++     $--       $    --++
   2011                  1.00          --++          --++            --++          --++      --            --++
   2010                  1.00          --++          --++            --++          --++      --            --++
   2009                  1.00       0.003            --           0.003        (0.003)       --        (0.003)
   2008                  1.00       0.023            --           0.023        (0.023)       --        (0.023)
   2007                  1.00       0.045            --           0.045        (0.045)       --        (0.045)
   CLASS A SHARES
   2012*                $1.00      $   --++         $--++        $   --++     $    --++     $--       $    --++
   2011                  1.00          --++          --++            --++          --++      --            --++
   2010                  1.00          --++          --++            --++          --++      --            --++
   2009                  1.00       0.002            --           0.002        (0.002)       --        (0.002)
   2008                  1.00       0.020            --           0.020        (0.020)       --        (0.020)
   2007                  1.00       0.042            --           0.042        (0.042)       --        (0.042)
   CLASS S SHARES
   2012*                $1.00      $   --++         $--++        $   --++     $    --++     $--       $    --++
   2011                  1.00          --++          --++            --++          --++      --            --++
   2010                  1.00          --++          --++            --++          --++      --            --++
   2009                  1.00       0.001            --           0.001        (0.001)       --        (0.001)
   2008                  1.00       0.018            --           0.018        (0.018)       --        (0.018)
   2007                  1.00       0.040            --           0.040        (0.040)       --        (0.040)

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE     RATIO OF
                         NET                    NET                      NET ASSETS        NET
                        ASSET                 ASSETS,       RATIO        EXCLUDING     INVESTMENT
                        VALUE,                  END      OF EXPENSES    FEE WAIVERS      INCOME
                         END        TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE
                      OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES    NET ASSETS
-----------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
   FIDUCIARY SHARES
   2012*                $1.00       0.00%     $403,064      0.01%           0.77%          0.00%++++
   2011                  1.00       0.01       394,618      0.11            0.76           0.01
   2010                  1.00       0.01       405,745      0.13+++         0.77           0.01
   2009                  1.00       0.27       452,594      0.36+++         0.80           0.25
   2008                  1.00       2.27       465,490      0.54            0.76           2.21
   2007                  1.00       4.56       334,211      0.53            0.78           4.47
   CLASS A SHARES
   2012*                $1.00       0.00%     $ 95,193      0.01%           1.02%          0.00%++++
   2011                  1.00       0.01        93,087      0.11%           1.01           0.01
   2010                  1.00       0.01       144,867      0.13+++         1.02           0.01
   2009                  1.00       0.19       163,323      0.42+++         1.05           0.19
   2008                  1.00       2.02       125,056      0.79            1.01           1.96
   2007                  1.00       4.30       151,880      0.78            1.03           4.22
   CLASS S SHARES
   2012*                $1.00       0.00%     $104,065      0.01%           1.07%          0.00%++++
   2011                  1.00       0.01        85,888      0.11            1.06           0.01
   2010                  1.00       0.01       324,771      0.13+++         1.07           0.01
   2009                  1.00       0.14       120,404      0.52+++         1.10           0.09
   2008                  1.00       1.77       168,509      1.04            1.06           1.71
   2007                  1.00       4.04       228,905      1.03            1.08           3.97

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2012 (UNAUDITED). ALL RATIOS FOR THE PERIOD ENDED HAVE BEEN ANNUALIZED.

  ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++  AMOUNT REPRESENTS LESS THAN $0.005.

 +++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09 WAS 0.01% AND 0.04%, RESPECTIVELY FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

++++  AMOUNT REPRESENTS LESS THAN 0.01%.

        The accompanying notes are an integral part of the financial statements.

30 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2012 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-seven separate funds. The following funds of the Trust are included in these financial statements: California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Money Market Funds are collectively the "Funds" and each is a "Fund." All of the series of HighMark Funds included in the Trust, except for HighMark Wisconsin Tax-Exempt Fund, are diversified investment companies. Pursuant to HighMark's multiple class plan, the Funds may offer up to five classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

            o     Level 1 - unadjusted quoted prices in active markets for
                            identical assets or liabilities

            o     Level 2 - other significant observable inputs (including
                            quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

            o     Level 3 - significant unobservable inputs (including the
                            Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended January 31, 2012 there were no transfers between Levels 1, 2 and 3 for the Funds.

A summary of the levels for each of Fund's investments as of January 31, 2012 is included with each Fund's schedule of investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agree-

                                                            HIGHMARK(R) FUNDS 31

NOTES TO FINANCIAL STATEMENTS (CONTNUED)
JANUARY 31, 2012 (UNAUDITED)

ments and procedures adopted by HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obligations.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by HighMark's Board of Trustees (the "Board"), members of the Board (the "Trustees") who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation obligation is allocated to the Funds based on average net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an investment advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market .......................................   0.30%
Diversified Money Market ...............................................   0.30%
Treasury Plus Money Market .............................................   0.30%
U.S. Government Money Market ...........................................   0.30%
100% U.S. Treasury Money Market ........................................   0.30%

The Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) through November 30, 2012 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                               FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS S
                                                SHARES     SHARES    SHARES    SHARES    SHARES
                                               ---------   -------   -------   -------   -------
California Tax-Free Money Market ............     0.55%      0.80%      n/a       n/a     1.05%
Diversified Money Market ....................     0.57       0.82       n/a       n/a     1.07
Treasury Plus Money Market ..................     0.55       0.80       n/a       n/a     1.05
U.S. Government Money Market ................     0.57       0.82      1.52%     1.27%    1.07
100% U.S. Treasury Money Market .............     0.55       0.80       n/a       n/a     1.05

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund(s) any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occur(ed), subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment could reduce a Fund's future total return. For the six months ended January 31, 2012 the Funds did not recoup any fees or expenses.

On January 31, 2012, the amounts subject to possible future recoupment under the Funds' expense limitation agreement are as follows:

                                                EXPIRING     EXPIRING   EXPIRING
                                                  2013         2014       2015
                                                ---------   ---------   ---------
CA Tax-Free Money Market Fund ...............   $ 647,577   $ 359,676   $ 696,060
Diversified Money Market Fund ...............          --     886,489   1,312,322
Treasury Plus Money Market Fund .............     362,876     546,346     308,013
U.S. Government Money Market Fund ...........   2,147,285   3,014,215   1,848,815
100% US Treasury Money Market Fund ..........   1,508,719   2,649,621   1,052,355

A Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

The Administrator and HighMark are parties to an administrative services agreement ("Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any

32 HIGHMARK(R) FUNDS
time by the Administrator. For the six months ended January 31, 2012, the Administrator voluntarily waived a portion of its administration fee for the California Tax-Free Money Market Fund, Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc., (the "Sub-Administrator"), performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the six months ended January 31, 2012, the Sub-Administrator earned sub-administration fees in the amount of $634,710.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, LLC (the "Distributor"), formerly known as Highmark Distributors, Inc., a wholly owned subsidiary of BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors, Inc., and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 0.75% of the daily net assets attributable to each Fund's Class C Shares and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the six months ended January 31, 2012. The Distributor waived the following amounts during the period:

FUND                                               CLASS A    CLASS B   CLASS C    CLASS S
-----------------------------                      --------   -------   -------   --------
CA Tax-Free Money Market ........................  $341,549       N/A       N/A   $ 41,253
Diversified Money Market ........................   518,312       N/A       N/A    278,527
Treasury Plus Money Market ......................    10,176       N/A       N/A        N/A
U.S. Government Money Market ....................    65,850      $386    $1,198    392,217
100% US Treasury Money Market ...................   124,416       N/A       N/A    260,091

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, which have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2012. For the six months ended January 31, 2012, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $395, which is included in the shareholder servicing fees and the related waivers on the statement of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

 YEARS SINCE                                                CONTINGENT DEFERRED
PURCHASE MADE                                                   SALES CHARGE
--------------------------------------------------------------------------------
    First ...............................................              5%
    Second ..............................................              4%
    Third ...............................................              3%
    Fourth ..............................................              3%
    Fifth ...............................................              2%
    Sixth ...............................................              1%
    Seventh and Eighth ..................................            None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains.

                                                            HIGHMARK(R) FUNDS 33

JANUARY 31, 2012 (UNAUDITED)

Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2011 and July 31, 2010 were as follows:

                                                          LONG-TERM
                                TAX-EXEMPT    ORDINARY     CAPITAL    RETURN OF
                                  INCOME       INCOME       GAIN       CAPITAL      TOTAL
                                ----------   ----------   ---------   ---------   ----------
California Tax-Free
  Money Market
   2011 ......................  $  189,596   $      571   $      --   $      --   $  190,167
   2010 ......................     168,843           35          --          --      168,878
Diversified
  Money Market
   2011 ......................          --    1,364,246          --          --    1,364,246
   2010 ......................          --    6,301,864          --          --    6,301,864
Treasury Plus Money Market
   2011 ......................          --       27,509          --          --       27,509
   2010 ......................          --       79,768          --          --       79,768
U.S. Government
  Money Market
   2011 ......................          --      333,064          --          --      333,064
   2010 ......................          --      770,164          --          --      770,164
100% U.S. Treasury
  Money Market
   2011 ......................          --       70,042          --          --       70,042
   2010 ......................          --       90,147          --          --       90,147

As of July 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                         TOTAL
                                                                                                                      DISTRIBUTABLE
                        UNDISTRIBUTED UNDISTRIBUTED UNDISTRIBUTED    CAPITAL      POST-    UNREALIZED      OTHER        EARNINGS
                           ORDINARY    TAX-EXEMPT     LONG-TERM       LOSS       OCTOBER  APPRECIATION    TEMPORARY   (ACCUMULATED
                            INCOME       INCOME     CAPITAL GAIN   CARRYFORWARD   LOSSES (DEPRECIATION)  DIFFERENCES      LOSSES)
                        ------------- ------------- -------------  ------------  ------- --------------  -----------  -------------
California Tax-Free
   Money Market ......  $          -- $      54,591 $          --    $       --  $    -- $           --  $    (4,098) $      50,493
Diversified
   Money Market ......        109,580            --            --            --       --             --      (28,972)        80,608
Treasury Plus
   Money Market ......            624            --            --            --       --             --         (449)           175
U.S. Government
   Money Market ......          4,951            --            --        (1,731)      --             --       (4,951)        (1,731)
100% U.S. Treasury
   Money Market ......            812            --            --       (77,033)      --         (1,979)        (812)       (79,012)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through July 31, 2011, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred

34 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2012 (UNAUDITED)

in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                  2013        2014      2015      2016      2017       2018      2019      TOTAL
                                               ----------   --------   -------   ------   --------   -------   -------   ---------
U.S. Government Money Market ...............   $    1,112   $    618   $    --   $   --   $     --   $     1   $    --   $   1,731
100% U.S. Treasury Money Market ............           --         --    16,174   11,980         --        --    48,879      77,033

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

During the year ended July 31, 2011, capital loss carryforwards that were utilized and/or expired are as follows:

U.S. Government Money Market .......................................     $14,850
100% U.S. Treasury Money Market ....................................      87,431

5. CONCENTRATION OF CREDIT RISK

The California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in California.

6. MARKET

On August 5, 2011, Standard & Poor's ("S&P") lowered the long-term sovereign credit rating of U.S. Government debt obligations from AAA to AA+. Shortly thereafter, S&P also downgraded the long-term credit ratings of U.S. Government-sponsored enterprises. These actions initially have had an adverse effect on financial markets. It is possible that the downgrade of the U.S. Government's credit rating may create broader financial turmoil and uncertainty, which would weigh heavily on the global financial system. The downgrade could, for example, disrupt money markets, long-term or short-term fixed income markets, foreign exchange markets, commodities markets and equity markets. These adverse consequences could extend to the borrowers of the loans held by a Fund and, as a result, could materially and adversely affect returns on a Fund's investments, the ability of borrowers to continue to pay their debt service or refinance and repay their loans as they become due and a Funds' ability to continue to acquire targeted assets on attractive terms. While it is not possible to precisely predict the longer-term impact of the downgrade on the financial markets and the participants therein, it might be material and adverse to a Fund(s).

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS's. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

8. SUBSEQUENT EVENTS

The Bank of New York Mellon Corporation ("BNY Mellon") recently announced that it has agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (including the Distributor) to Foreside Distributors, a subsidiary of Foreside Financial Group (the "Transaction"). Subject to any necessary approvals, the Transaction is anticipated to close on or about April 1, 2012. Upon the closing of the Transaction, BNY Mellon Distributors will become an indirect, wholly owned subsidiary of Foreside Financial Group, and it is anticipated will be named Foreside Funds Distributors LLC.

                                                            HIGHMARK(R) FUNDS 35

FUND INFORMATION (UNAUDITED)
JANUARY 31, 2012

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are
(i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
(iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                     CUSIP         TICKER            FUND #
CALIFORNIA TAX-FREE MONEY MARKET       431114842        HMCXX              487
DIVERSIFIED MONEY MARKET               431114883        HMDXX              484
TREASURY PLUS MONEY MARKET             431123108        HMFXX             2219
U.S. GOVERNMENT MONEY MARKET           431114701        HMGXX              485
100% U.S. TREASURY MONEY MARKET        431114503        HMTXX              486

                            RETAIL SHARES INFORMATION

FUND                                     CUSIP         TICKER            FUND #
CALIFORNIA TAX-FREE MONEY MARKET
   CLASS A SHARES                      431114859        HMAXX              476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                      431114800        HMVXX              473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                      431123306        HMPXX             2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                      431114602        HMUXX              474
   CLASS B SHARES                      431114495        HGBXX              450
   CLASS C SHARES                      431112531        HGTXX             1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                      431114404        HMRXX              475

                           CLASS S SHARES INFORMATION

CALIFORNIA TAX-FREE MONEY MARKET       431112705        HCSXX             1727

DIVERSIFIED MONEY MARKET               431112408        HDSXX             1728

TREASURY PLUS MONEY MARKET             431123207        HMSXX             2220

U.S. GOVERNMENT MONEY MARKET           431112507        HGSXX             1729

100% U.S. TREASURY MONEY MARKET        431112606        HUSXX             1730

36 HIGHMARK(R) FUNDS

NOTES

                                                            HIGHMARK(R) FUNDS 37

NOTES

38 HIGHMARK(R) FUNDS

NOTES

                                                            HIGHMARK(R) FUNDS 39

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, LLC
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy M. Posoff
Earle A. Malm, II

40 HIGHMARK(R) FUNDS

                        --------------------------------------------------------

                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609

                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)

                        ---------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ---------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMKSA0040200
84808-A (01/12)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               HighMark Funds
            -------------------------------------------------------------

By (Signature and Title)*  /s/ Earle A. Malm II
                         ------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date	4/5/2012
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Earle A. Malm II
                         ------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date	4/5/2012
    ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Pamela O'Donnell
                         ------------------------------------------------
                           Pamela O'Donnell, Chief Financial Officer
                           (principal financial officer)

Date	4/5/2012
    ---------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.